AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 22, 2005

                                                     REGISTRATION NOS. 333-72714
                                                                       811-06218
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              --------------------
                                   FORM N-4

                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

                              --------------------

                         POST-EFFECTIVE AMENDMENT NO. 9

                             REGISTRATION STATEMENT
                                    UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 83
                        (CHECK APPROPRIATE BOX OR BOXES.)

                              --------------------

                             MONY VARIABLE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)

                           MONY LIFE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                          1290 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10104
      (ADDRESS OF THE DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
        DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE (212) 554-1234

                              --------------------

                                   DODIE KENT
                           VICE PRESIDENT AND COUNSEL
                      AXA EQUITABLE LIFE INSURANCE COMPANY
                          1290 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10104
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                              --------------------

                  PLEASE SEND COPIES OF ALL COMMUNICATIONS TO:
                          CHRISTOPHER E. PALMER, ESQ.
                              GOODWIN PROCTER LLP
                           901 NEW YORK AVENUE, N.W.
                             WASHINGTON, D.C. 20001

                              --------------------

It is proposed that this filing will become effective: (check appropriate box)
     |_| immediately upon filing pursuant to paragraph (b) of Rule 485
     |X| on May 2, 2005 pursuant to paragraph (b) of Rule 485
     |_| 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     |_| on              , pursuant to paragraph (a)(1) of Rule 485.
     |_| 75 days after filing pursuant to paragraph (a)(2) of Rule 485
     |_| on               pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

     |_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED:  Units of interest in Separate Account under individual flexible payment
                                       variable annuity contracts


================================================================================

Individual Flexible Payment Variable Annuity Contract
Issued by MONY Life Insurance Company with variable investment options under MONY's MONY Variable Account A.
PROSPECTUS DATED MAY 1, 2005

Please read and keep this prospectus for future reference. It contains important information that you should know before purchasing, or taking any other action under your contract. Also, you should read the prospectuses for each Trust, which contain important information about their portfolios.

--------------------------------------------------------------------------------

MONY Life Insurance Company (the "Company") issues the flexible payment variable annuity contract described in this prospectus.


As of January 31, 2005, we are no longer offering this product to Non-Qualified Contracts. We are only offering this product to certain Qualified Plans. This contract may not be available in all states. (See "Summary of the contract -- Purpose of the contract.") Although this prospectus is primarily designed for potential purchasers of the contract, you may have previously purchased a contract and be receiving this prospectus as a current contract owner. If you are a current contract owner, you should note that the investment options, features and charges of the contract may have varied over time. For more information about the particular options, features and charges applicable to you, please contact your financial professional and/or refer to your contract.


You can tell us what to do with your purchase payments. You can also tell us what to do with the fund value your contract may create for you resulting from those purchase payments.


You may allocate some or all of your purchase payments into the subaccounts. Each subaccount is a subaccount of separate account MONY Variable Account A. Both the value of your contract before annuitization and the amount of income afterward will depend on the investment performance of the portfolios you select. You bear the investment risk of investing in the portfolios. The subaccounts invest in shares of the following portfolios of The AIM Variable Insurance Funds, Alger American Fund, Dreyfus Investment Portfolios, EQ Advisors Trust, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance Trust(SM), Oppenheimer Variable Account Funds, PBHG Insurance Series Fund, PIMCO Variable Insurance Trust, ProFunds and The Universal Institutional Funds, Inc. (the "Funds").



-------------------------------------------------------------------------------
 Subaccounts
-------------------------------------------------------------------------------
o AIM V.I. Basic Value                 o EQ/MONY Money Market
o AIM V.I. Financial Services          o EQ/PIMCO Real Return(1)
o AIM V.I. Health Sciences             o EQ/Short Duration(1)
o AIM V.I. Mid Cap Core Equity         o EQ/Small Company Value(1)
o AIM V.I. Technology                  o EQ/UBS Growth and Income(1)
o Alger American Balanced              o Franklin Income Securities
o Alger American MidCap Growth         o Franklin Rising Dividends Securities
o Dreyfus IP Small Cap Stock Index     o Franklin Zero Coupon 2010
o EQ/Bear Stearns Small Company        o Janus Aspen Series Flexible Bond(2)
  Growth(1)                            o Janus Aspen Series Forty(3)
o EQ/Boston Advisors Equity Income(1)  o Janus Aspen Series International
o EQ/Enterprise Deep Value               Growth
o EQ/Enterprise Global Socially        o Lord Abbett Bond-Debenture
  Responsive                           o Lord Abbett Growth and Income
o EQ/Enterprise Managed                o Lord Abbett Mid-Cap Value
o EQ/Enterprise Multi-Cap Growth       o MFS(R) Mid Cap Growth
o EQ/Government Securities(1)          o MFS(R) New Discovery
o EQ/Long Term Bond(1)                 o MFS(R) Total Return
o EQ/Mergers and Acquisitions(1)       o MFS(R) Utilities
o EQ/Montag & Caldwell Growth(1)       o Oppenheimer Global Securities

-------------------------------------------------------------------------------
 Subaccounts
-------------------------------------------------------------------------------
o Oppenheimer Main Street(R)           o ProFund VP Bear
o Liberty Ridge Mid-Cap(4)             o ProFund VP Rising Rates Opportunity
o Liberty Ridge Select Value(5)        o ProFund VP UltraBull
o PIMCO Global Bond (Unhedged)         o Van Kampen UIF Emerging Markets
o PIMCO Real Return                      Equity
o PIMCO StocksPLUS Growth and          o Van Kampen UIF U.S. Real Estate
  Income
-------------------------------------------------------------------------------



Not all of these portfolios may be available in all states or all markets.

(1) This is the option's new name, effective on or about May 9, 2005, subject to regulatory approval. Please see "The Funds" later in this Prospectus for the option's former name.
(2)  Formerly Janus Aspen Series Flexible Income.
(3)  Formerly Janus Aspen Series Capital Appreciation.
(4)  Formerly PBHG Mid-Cap.
(5)  Formerly PBHG Select Value.

You may also allocate some or all of your purchase payments and fund values into our Guaranteed Interest Account, which is discussed later in this Prospectus.

A Statement of Additional Information dated May 1, 2005 containing additional information about the contracts is incorporated herein by reference. It has been filed with the Securities and Exchange Commission and is available from the Company without charge upon written request to the address shown on the request form on the last page of this prospectus or by telephoning 1-800-487-6669 or, by accessing the SEC's website at http://www.sec.gov. The Table of Contents of the Statement of Additional Information can also be found on the last page of this prospectus.


The SEC has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The contracts are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.



                                                                  MONY/VA/x00864

Table of contents
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
1. SUMMARY OF THE CONTRACT                                                   1
--------------------------------------------------------------------------------
Definitions                                                                  1
Purpose of the contract                                                      1
Purchase payments and fund value                                             1
MONY Variable Account A                                                      1
Guaranteed Interest Account                                                  2
Benefit option packages                                                      3
Minimum purchase payments                                                    3
Transfer of fund value                                                       3
Loans                                                                        3
Surrenders                                                                   3
Charges and deductions                                                       3
Right to return contract provision                                           4
Death benefit                                                                4
How to reach us                                                              4
Fee tables                                                                   5
Example                                                                      5
Other contracts                                                              7
Condensed financial information                                              7


--------------------------------------------------------------------------------
2.  WHO IS MONY LIFE INSURANCE COMPANY?                                      8
--------------------------------------------------------------------------------
MONY Life Insurance Company                                                  8
MONY Variable Account A                                                      8


--------------------------------------------------------------------------------
3. THE FUNDS                                                                 9
--------------------------------------------------------------------------------
Purchase of portfolio shares by MONY Variable Account A                     13
Guaranteed Interest Account                                                 13


--------------------------------------------------------------------------------
4.  DETAILED INFORMATION ABOUT THE CONTRACT                                 14
--------------------------------------------------------------------------------
Payment and allocation of purchase payments                                 14
Disruptive transfer activity                                                18
Termination of the contract                                                 19

--------------------------------------------------------------------------------
5. SURRENDERS                                                               20
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. LOANS                                                                    21
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. DEATH BENEFIT                                                            22
--------------------------------------------------------------------------------
Death benefit provided by the contract                                      22
Election and effective date of election                                     23
Payment of death benefit proceeds                                           23




i  Table of contents

--------------------------------------------------------------------------------
8. CHARGES AND DEDUCTIONS                                                   24
--------------------------------------------------------------------------------
Deductions from purchase payments                                           24
Charges against fund value                                                  24
Deductions from fund value                                                  25


--------------------------------------------------------------------------------
9. ANNUITY PROVISIONS                                                       28
--------------------------------------------------------------------------------
Annuity payments                                                            28
Election and change of settlement option                                    28
Settlement options                                                          28
Frequency of annuity payments                                               29
Additional provisions                                                       29


--------------------------------------------------------------------------------
10. OTHER PROVISIONS                                                        30
--------------------------------------------------------------------------------
Ownership                                                                   30
Provision required by Section 72(s) of the Code                             30
Provision required by Section 401(a)(9) of the Code                         30
Secondary annuitant                                                         30
Assignment                                                                  31
Change of beneficiary                                                       31
Substitution of securities                                                  31
Change in operation of MONY Variable Account A                              31


--------------------------------------------------------------------------------
11. VOTING RIGHTS                                                           32
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
12. DISTRIBUTION OF THE CONTRACTS                                           33
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
13. FEDERAL TAX STATUS                                                      35
--------------------------------------------------------------------------------
Introduction                                                                35
Taxation of annuities in general                                            35
Retirement plans                                                            36
Tax treatment of the company                                                36


--------------------------------------------------------------------------------
14. ADDITIONAL INFORMATION                                                  37
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
15. LEGAL PROCEEDINGS                                                       38
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
16. FINANCIAL STATEMENTS                                                    39
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
APPENDIX
--------------------------------------------------------------------------------
I -- Condensed financial information                                       I-1


--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                           Table of contents  ii

1. Summary of the contract


--------------------------------------------------------------------------------


This summary provides you with a brief overview of the more important aspects of your Contract. It is not intended to be complete. More detailed information is contained in this prospectus on the pages following this Summary and in your Contract. This summary and the entire prospectus will describe the part of the Contract involving MONY Variable Account A. The prospectus also briefly will describe the Guaranteed Interest Account and the portfolios offered by AIM Variable Insurance Funds, The Alger American Fund, Dreyfus Investment Portfolios, EQ Advisors Trust, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance Trust(SM), Oppenheimer Variable Account Funds, PBHG Insurance Series Fund, PIMCO Variable Insurance Trust, ProFunds, and The Universal Institutional Funds, Inc. See applicable fund prospectus for more detailed information about the portfolios offered by the Funds.


DEFINITIONS



--------------------------------------------------------------------------------
Specialized terms will be defined on the page where they first appear enclosed in a box.
--------------------------------------------------------------------------------

PURPOSE OF THE CONTRACT



The Contract is an Individual Flexible Payment Variable Annuity Contract (the "Contract" or "Contracts").

The Contract is designed to allow an owner to make purchase payments to the Company under the Contract. Those purchase payments are allocated at the owner's choice among the subaccounts of MONY Variable Account A and the Guaranteed Interest Account. Those purchase payments can accumulate for a period of time and create fund value for the owner. The owner can choose the length of time that such purchase payments may accumulate. The owner may choose at some point in the future to receive annuity benefits based upon those accumulated fund value.


An owner may use the Contract's design to accumulate fund value for various purposes including retirement or to supplement other retirement programs. Some of these retirement programs (the "Qualified Plans") may qualify for federal income tax advantages available under certain Sections of the Internal Revenue Code (the "Code"), Sections 401, 403 (other than Section 403(b)), 408, 408A and 457, for example. We no longer offer contracts to fund plans intended to be qualified under Sections 403 or 457 of the Code, but may accept Purchase Payments under existing contracts or offer contracts to new Participants in existing plans. Accordingly, if you are purchasing this Contract through a Qualified Plan, you should consider purchasing this Contract for its death benefit, income benefits and other non-tax related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether or not the Contract is an appropriate investment for you.

We no longer offer the MONY Variable Account A contract on a nonqualified basis or for any IRAs, SEP IRAs or SIMPLE IRA plans except as noted below:

(1) If you have a Non-Qualified Contract or an IRA, or if you established a SARSEP before 1997, we will continue to accept contributions under the contract; or

(2) If you have established an existing SIMPLE IRA or SEP IRA Plan, we will offer Contracts to new employees and continue to accept contributions for all participating employees.

--------------------------------------------------------------------------------
QUALIFIED PLANS -- Retirement plans that may receive favorable tax treatment under certain Sections of the Internal Revenue Code.

QUALIFIED CONTRACTS-- Contracts issued under Qualified Plans.

NON-QUALIFIED CONTRACTS-- Contracts not issued under Qualified Plans.
--------------------------------------------------------------------------------

The Contract is also designed to allow the owner to request payments of part or all of the accumulated fund values before the owner begins to receive annuity benefits. These payments may be subject to a surrender charge, a contract charge and/or income or other taxes.



PURCHASE PAYMENTS AND FUND VALUE


You may allocate your purchase payments to one or more of the subaccounts of MONY Variable Account A that are available under the Contract and/or to the Guaranteed Interest Account. The purchase payments you allocate among the various subaccounts of MONY Variable Account A may increase or decrease in value on any day depending on the investment experience of the subaccounts you select. There is no guarantee that the value of the purchase payments you allocate to any of the subaccounts of MONY Variable Account A will increase or that the purchase payments you make will not lose value.

Purchase payments you allocate to the Guaranteed Interest Account will be credited with interest at a rate determined by the Company. That rate will not be less than 3.5%.



MONY VARIABLE ACCOUNT A


MONY Variable Account A is a separate investment account of MONY Life Insurance Company (the "Company"). MONY Variable Account A's



1  Summary of the contract
assets are owned by the Company, but are not chargeable with liabilities arising from any other business the Company conducts.

The subaccounts of MONY Variable Account A invest in shares of the Funds at their net asset value. (See "The Funds"). Owners bear the entire investment risk for all amounts allocated to MONY Variable Account A subaccounts.

--------------------------------------------------------------------------------

FUND -- Any open-end management investment company or unit investment trust in which a subaccount invests.

OWNER -- The person so designated in the application. If a Contract has been absolutely assigned, the assignee becomes the Owner.

PURCHASE PAYMENT -- An amount paid to the Company by the Owner or on the Owner's behalf as consideration for the benefits provided by the Contract.

NET PURCHASE PAYMENT -- A Purchase Payment less any applicable tax charge.
--------------------------------------------------------------------------------

GUARANTEED INTEREST ACCOUNT



The Guaranteed Interest Account is part of the Company's General Account ("General Account"). It consists of all the Company's assets other than assets allocated to separate investment accounts of the Company. Net Purchase Payments allocated to the Guaranteed Interest Account will be credited with interest at rates guaranteed by the Company for specified periods. (See "Guaranteed Interest Account".)

--------------------------------------------------------------------------------

FUND VALUE -- The aggregate dollar value as of any Business Day of all amounts accumulated under each of the subaccounts, the Guaranteed Interest Account, and the Loan Account of the Contract. If the term Fund Value is preceded or followed by the terms subaccount(s), the Guaranteed Interest Account, and the Loan Account, or any one or more of those terms, Fund Value means only the Fund Value of the subaccount, the Guaranteed Interest Account or the Loan Account, as the context requires.

BUSINESS DAY -- Each day that the New York Stock Exchange is open for regular trading. A Business Day ends at 4:00 p.m. Eastern Time.
--------------------------------------------------------------------------------


                                                      Summary of the contract  2

BENEFIT OPTION PACKAGES


There are two benefit option packages available under the Contract. Each benefit option package is distinct. You select a benefit option package at the time of application. Once a selection is made, you may not transfer from one benefit option package to another.



------------------------------------------------------------------------------------------
                             Option 1
------------------------------------------------------------------------------------------
Mortality and expense risk   Current annual rate--1.20%
charge                       Maximum annual rate--1.40%
------------------------------------------------------------------------------------------
Death benefit on death of    The greater of:
Annuitant                    (1) The Fund Value less any outstanding debt on the
                             date due proof of the Annuitant's death is received by
                             the Company

                             or
                             (2) The Purchase Payments paid, reduced
                             proportionately by each partial surrender and any
                             surrender charges and less any outstanding debt.*
------------------------------------------------------------------------------------------
Minimum initial Purchase     Qualified--The minimum purchase payment for
Payment                      qualified plans is the same for both options. (See
                             "Detailed Information about the Policy.")
                             Non-Qualified--$5,000
------------------------------------------------------------------------------------------
Issue age                    Qualified--0-80
                             Non-Qualified--0-80
------------------------------------------------------------------------------------------
Annual contract charge       Current charge is $30.
------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------
                              Option 2
------------------------------------------------------------------------------------------
Mortality and expense risk   Current annual rate--1.45%
charge                       Maximum annual rate--1.95%
------------------------------------------------------------------------------------------
Death benefit on death of    The greatest of:
Annuitant                    (1) The Fund Value less any outstanding debt on the
                             date due proof of the Annuitant's death is received by
                             the Company

                             or
                             (2) The Purchase Payments paid, reduced
                             proportionately by each partial surrender and any
                             surrender charges and less any outstanding debt*
                             or
                             (3) Step Up Value (See "Death Benefit").
------------------------------------------------------------------------------------------
Minimum initial Purchase     Qualified--The minimum purchase payment for
Payment                      qualified plans is the same for both options. (See
                             "Detailed Information about the Policy.")
                             Non-Qualified--$10,000
------------------------------------------------------------------------------------------
Issue age                    Qualified--0-79
                             Non-Qualified--0-79
------------------------------------------------------------------------------------------
Annual contract charge       Current charge is $0.
                             The annual contract charge may be increased to a
                             maximum of $30 on 30 days written notice.
------------------------------------------------------------------------------------------



* In the calculation of the death benefit, for each partial surrender, the proportionate reduction is equal to the amount of that partial surrender and any surrender charge divided by the Fund Value immediately before that partial surrender, multiplied by the Purchase Payments paid before that partial surrender. For Contracts purchased prior to November 7, 2003, the death benefit is the greater of: (1) The Fund Value less any outstanding debt on the date due proof of the Annuitant's death is received by the Company, or
   (2) The Purchase Payments paid, less any partial surrenders and their surrender charges and less any outstanding debt.

MINIMUM PURCHASE PAYMENTS

The minimum purchase payment for individuals varies depending upon the purchaser of the Contract, the method of paying the purchase payments and the benefit option package selected. (See "Detailed information about the contract -- Payment and allocation of purchase payments.")

Additional purchase payments may be made at any time.


TRANSFER OF FUND VALUE

You may transfer fund value among the subaccounts and to or from the Guaranteed Interest Account, as described later in this Prospectus. Transfers may be made by telephone, facsimile or via the web if the proper form or the telephone/facsimile/web authorization on a Contract application has been completed, signed, and received by the Company at its Operations Center. Transfers by telephone, facsimile or via the web are subject to the Company's rules and conditions for such privilege. (See Detailed information about the contract -- "Transfers.")


LOANS

If your contract permits, you may borrow up to 50% of your Contract's Fund Value from the Company. Your contract will be the only security required for the loan. Contracts issued to 401(k) plans are generally the only Contracts which permit loans. An amount equal to the amount of the loan is transferred to the loan account as security for the loan. The loan account is part of the Company's General Account.


We will charge you interest on the amount borrowed. If you do not pay the interest when due, the amount due plus any accrued interest will be added to the outstanding debt.


SURRENDERS

You may surrender all or part of the Contract at any time and receive its cash value while the Annuitant is alive prior to the annuity starting date, as described later in this Prospectus. We may impose a surrender charge. A partial surrender may reduce your death benefit proportionately by the same percentage that the surrender (including any surrender charge) reduced Fund Value. The amounts you receive upon surrender may be subject to income taxes and a 10% penalty tax if you are younger than 59-1/2 at the time of the surrender. (See "Surrenders" and "Federal tax status.")

CHARGES AND DEDUCTIONS

The Contract provides for the deduction of various charges and expenses from the Fund Value of the Contract.

We pay compensation to broker-dealers who sell the Contracts. (For a discussion of this compensation, see "Distribution of the contracts.")



3  Summary of the contract

RIGHT TO RETURN CONTRACT PROVISION

You have the right to examine the Contract when you receive it. You may return the Contract for any reason during the "right to return contract period" (usually within ten days from the day you receive it). You will receive a refund of the purchase payments received by the Company less any partial surrenders you made. During the right to return contract period, purchase payments will be retained in the Company's General Account and will earn interest at a rate not less than 3.50% per year. If you have not returned the Contract at the end of the right to return contract period, we transfer the Net Purchase Payments with interest to the subaccounts and/or the Guaranteed Interest Account.


DEATH BENEFIT

If the Annuitant (and the Secondary Annuitant, if any) dies before the date the annuity starting date, the Company will pay a death benefit to the Beneficiary. The death benefit will depend upon the benefit option package in effect on the date the Annuitant dies. If the Annuitant dies after annuity payments start, no death benefit is payable except as may be payable under the settlement option selected. (See "Death benefit.")



--------------------------------------------------------------------------------
ANNUITANT -- The person upon whose continuation of life any annuity payment depends.

SECONDARY ANNUITANT -- The party designated by the Owner to become the Annuitant, subject to certain conditions, on the death of the Annuitant.

BENEFICIARY -- The party entitled to receive benefits payable at the death of the Annuitant or (if applicable) the Secondary Annuitant.
--------------------------------------------------------------------------------

HOW TO REACH US

For contract owner inquiries, write or call our Operations Center:

     MONY Life Insurance Company
     Policyholder Services
     One MONY Plaza
     P.O. Box 4720
     Syracuse, New York 13221
     1-800-487-6669


                                                      Summary of the contract  4

FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, transfer Fund Value between investment options, or for Contracts funding 401(k) plans only, take a loan. A charge for taxes may also be deducted.



----------------------------------------------------------------------------------------------------
                                       Owner Transaction Expenses:
----------------------------------------------------------------------------------------------------
Maximum deferred sales load (surrender charge)                                              7.00%(1)
(as a percentage of Fund Value surrendered)
----------------------------------------------------------------------------------------------------
Maximum transfer charge                                                                     $  25(2)
----------------------------------------------------------------------------------------------------
Loan interest spread                                                                        2.50%(3)
(effective annual rate)
----------------------------------------------------------------------------------------------------
The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund portfolio company fees and expenses.
----------------------------------------------------------------------------------------------------
Maximum annual contract charge                                                              $  30(4)
----------------------------------------------------------------------------------------------------
Separate Account Annual Expenses (as a percentage of average annual
Fund Value in MONY Variable Account A):
----------------------------------------------------------------------------------------------------
Option 1
----------------------------------------------------------------------------------------------------
  Maximum mortality and expense risk fees                                                   1.40%(5)
----------------------------------------------------------------------------------------------------
  Total separate account annual expenses                                                    1.40%(5)
----------------------------------------------------------------------------------------------------
Option 2
----------------------------------------------------------------------------------------------------
  Maximum mortality and expense risk fees                                                   1.95%(6)
----------------------------------------------------------------------------------------------------
  Total separate account annual expenses                                                    1.95%(6)
----------------------------------------------------------------------------------------------------



(1) The surrender charge percentage, which reduces to zero, is determined by the Contract Year in which the surrender occurs.

(2) The transfer charge currently is $0. However, the Company has reserved the right to impose a charge for each transfer after the first 12 transfers in a Contract Year, which will not exceed $25. (See "Deductions from fund value -- transfer charge.")


(3) The loan interest spread is the difference between the amount of interest we charge on loans and the amount of interest we credit to amounts held in the loan account to secure loans.


(4) The annual contract charge for Option 1 is currently $30. The annual contract charge for Option 2 is currently $0. However, the Company may in the future change the amount of the charge to an amount not exceeding $30 per Contract Year. (See "Deductions from fund value -- Annual contract charge.")

(5) The mortality and expense risk charge is deducted daily equivalent to a current annual rate of 1.20% (and is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.40%) from the value of the net assets of MONY Variable Account A.

(6) The mortality and expense risk charge is deducted daily equivalent to a current annual rate of 1.45% (and is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.95%) from the value of the net assets of MONY Variable Account A.

The surrender charge may be reduced under certain circumstances which include reduction in order to guarantee that certain amounts may be received free of surrender charge. (See "Charges against fund value -- Free partial surrender amount.")

The next item shows the minimum and maximum total operating expenses charged by the portfolio companies for the year ended December 31, 2004. You may pay portfolio company operating expenses periodically during the time that you own the Contract. More detail concerning each Fund portfolio company's fees and expenses is contained in the prospectus for each portfolio.




---------------------------------------------------------------------------------------------------------------
 Total Annual Fund Operating Expenses                                                    Minimum     Maximum
---------------------------------------------------------------------------------------------------------------
(expenses that are deducted from portfolio company assets, including management fees,    0.60%       2.67%
distribution and/or services fees (12b-1 fees), and other expenses)
---------------------------------------------------------------------------------------------------------------



EXAMPLE

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expense, and Fund fees and expenses for the year ended December 31, 2004.

The example assumes that you invest $10,000 in the Contract for the time periods indicated. The example also assumes that your investment has a 5% return each year. The example assumes the minimum and maximum fees and expenses of any of the Fund portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



5 Summary of the contract

1.  a.   If you surrender your Contract at the end of the applicable time period
         (assuming maximum fees and expenses of any of the Fund portfolios):

--------------------------------------------------------------------------------
                  1 year       3 years       5 years       10 years
--------------------------------------------------------------------------------
  Option 1         $1,054       $1,821        $2,598        $4,347
  Option 2         $1,049       $1,807        $2,576        $4,306
--------------------------------------------------------------------------------

    b. If you surrender your Contract at the end of the applicable time period (assuming minimum fees and expenses of any of the Fund portfolios):

--------------------------------------------------------------------------------
                  1 year       3 years       5 years       10 years
--------------------------------------------------------------------------------
  Option 1         $861         $1,248        $1,650        $2,431
  Option 2         $857         $1,234        $1,625        $2,379
--------------------------------------------------------------------------------

2.  a.   If you do not surrender your Contract (assuming maximum fees and expenses of any of the Fund portfolios):

--------------------------------------------------------------------------------
                  1 year       3 years       5 years       10 years
--------------------------------------------------------------------------------
  Option 1         $419         $1,267        $2,129        $4,347
  Option 2         $414         $1,252        $2,106        $4,306
--------------------------------------------------------------------------------

     b. If you do not surrender your Contract (assuming minimum fees and expenses of any of the Fund portfolios):

--------------------------------------------------------------------------------
                  1 year       3 years       5 years       10 years
--------------------------------------------------------------------------------
  Option 1         $213         $658          $1,129        $2,431
  Option 2         $208         $643          $1,103        $2,379
--------------------------------------------------------------------------------

3.  a.   If you annuitize your Contract and the proceeds are settled under
         Settlement Options 3 or 3A (life income with annuity options) (assuming maximum fees and expenses of any of the Fund portfolios):

--------------------------------------------------------------------------------
                  1 year       3 years       5 years       10 years
--------------------------------------------------------------------------------
  Option 1         $1,054       $1,267        $2,129        $4,347
  Option 2         $1,049       $1,252        $2,106        $4,306
--------------------------------------------------------------------------------

     b. If you annuitize your Contract and the proceeds are settled under Settlement Options 3 or 3A (life income with annuity options) (assuming minimum fees and expenses of any of the Fund portfolios):

--------------------------------------------------------------------------------
                  1 year       3 years       5 years       10 years
--------------------------------------------------------------------------------
  Option 1         $861         $658          $1,129        $2,431
  Option 2         $857         $643          $1,103        $2,379
--------------------------------------------------------------------------------

4.  a.   If you annuitize your Contract and the proceeds are settled under
         Settlement Options 1, 2, or 4 (annuity income without life contingencies) (assuming maximum fees and expenses of any of the Fund portfolios):

--------------------------------------------------------------------------------
                  1 year       3 years       5 years       10 years
--------------------------------------------------------------------------------
  Option 1         $1,054       $1,821        $2,598        $4,347
  Option 2         $1,049       $1,807        $2,576        $4,306
--------------------------------------------------------------------------------

     b. If you annuitize your Contract and the proceeds are settled under Settlement Options 1, 2, or 4 (annuity income without life contingencies) (assuming minimum fees and expenses of any of the Fund portfolios):

--------------------------------------------------------------------------------
                  1 year       3 years       5 years       10 years
--------------------------------------------------------------------------------
  Option 1         $861         $1,248        $1,650        $2,431
  Option 2         $857         $1,234        $1,625        $2,379
--------------------------------------------------------------------------------


                                                       Summary of the contract 6

For the purposes of the fee tables and the example, we assume that the Contract is owned during the accumulation period. After the annuity payment start, different fees and charges will apply. (See "Charges and deductions.")


OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investments options, fees and/or charges that are different from those in the contracts offered by this Prospectus. Not every contract is offered through the same distributor. Upon request, your registered representative can show you information regarding other annuity contracts that he or she distributes. You can also contact us to find out more about any of MONY Life Insurance Company annuity contracts.


CONDENSED FINANCIAL INFORMATION

Please see Appendix I at the end of this prospectus for the unit values and the number of units outstanding as of the end of the periods shown for each of the variable investment options available as of December 31, 2004.



7 Summary of the contract

2. Who is MONY Life Insurance Company?


--------------------------------------------------------------------------------


MONY LIFE INSURANCE COMPANY
The Contract is issued by MONY Life Insurance Company. In this prospectus, MONY Life Insurance Company is referred to as the "Company." The Company is a stock life insurance company organized in 1998 under the laws of New York. Prior to 1998, the Company operated as The Mutual Life Insurance Company of New York, a mutual life insurance company. The Company is licensed to sell life insurance and annuities in 50 states (not including New York), the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. The principal office of the Company is located at 1290 Avenue of the Americas, New York, NY 10104. The Company is obligated to pay all amounts promised under the Contract.

AXA Financial Inc. ("AXA Financial"), a diversified financial services company, is the parent company of the Company. AXA Financial is a wholly owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies. AXA Financial, Inc. and its consolidated subsidiaries managed approximately $598 billion in assets as of December 31, 2004.

On July 8, 2004, AXA Financial completed its acquisition of The MONY Group Inc., which was, prior to that date, the parent company of the Company. The process of integrating the business operations of the Company with those of AXA Financial is expected to continue through 2005.


MONY VARIABLE ACCOUNT A


MONY Variable Account A is a separate investment account of the Company. Presently, only purchase payments for individual flexible payment variable annuity contracts are permitted to be allocated to MONY Variable Account A. The assets in MONY Variable Account A are kept separate from the General Account assets and other separate accounts of the Company.

The Company owns the assets in MONY Variable Account A. The Company is required to keep assets in MONY Variable Account A that equal the total market value of the contract liabilities funded by MONY Variable Account A. Realized or unrealized income gains or losses of MONY Variable Account A are credited or charged against MONY Variable Account A assets without regard to the other income, gains or losses of the Company. Reserves and other liabilities under the contracts are assets of MONY Variable Account A. MONY Variable Account A assets are not chargeable with liabilities of the Company's other businesses. The assets of the Variable Account A are, however, available to cover the liabilities of our general account to the extent that the assets of the Variable Account A exceed the liabilities of the contracts supported by it.

MONY Variable Account A was authorized by the Board of Directors of the Company and established under New York law on November 28, 1990. MONY Variable Account A is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act") as a unit investment trust. A unit investment trust is a type of investment company. For state law purposes, MONY Variable Account A is treated as a part or division of the Company.


MONY Variable Account A is divided into subdivisions called subaccounts. Each subaccount invests only in shares of a designated portfolio of the Funds. For example, the EQ/Long Term Bond Subaccount invests solely in shares of the EQAdvisors Trust EQ/Long Term Bond Portfolio. These portfolios serve only as the underlying investment for variable annuity and variable life insurance contracts issued through separate accounts of the Company or other life insurance companies. The portfolios may also be available to certain pension accounts. The portfolios are not available directly to individual investors. Income and realized and unrealized gains or losses from assets of each subaccount are credited to or charged against that subaccount without regard to income, gains or losses in the other subaccounts, our general account, or any other separate accounts. We reserve the right to credit or charge a subaccount in a different manner if required, or appropriate, by reason of a change in the law. In the future, we reserve the right, in compliance with the laws that apply, to establish additional subaccounts; eliminate subaccounts; combine any two or more subaccounts; transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any subaccount to another subaccount; restrict or eliminate any voting rights as to the Separate Account; and cause one or more subaccounts to invest some or all of their assets in one or more other trusts or investment companies if marketing needs, tax considerations or investment conditions warrant. Future subaccounts may invest in other portfolios of the Funds or in other securities, as permitted by applicable law. Any new subaccounts may be made available to existing Contracts on a basis to be determined by us. If any of these changes are made, we may, by appropriate endorsement, change the Contract to reflect the change.



                                          Who is MONY Life Insurance Company?  8

3. The Funds


--------------------------------------------------------------------------------


Each available subaccount of MONY Variable Account A will invest only in the shares of the Funds. There is a separate subaccount which corresponds to each portfolio of a Fund offered under the Contract. The Funds are registered with the SEC under the 1940 Act. The Funds, or any of them, may withdraw from sale any or all the respective portfolios as allowed by applicable law. Not all Funds may be available in all states or in all markets.

You should note that some portfolios have objectives and strategies that are substantially similar to those of certain funds that are purchased directly rather than under a variable insurance product such as the Contract. These portfolios may even have the same manager(s) and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors include the timing of stock purchases and sales; differences in fund cash flows; and specific strategies employed by the portfolio manager.

AXA Equitable Life Insurance Company ("AXA Equitable"), an affiliate of the Company, serves as the investment manager of the Portfolios of the EQ Advisors Trust. As such, AXA Equitable oversees the activities of the investment advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those advisers. The advisers for these Portfolios, listed in the chart below, are those who make the investment decisions for each Portfolio. The chart also indicates the investment manager for each of the other Portfolios.



---------------------------------------------------------------------------------------------------
 Portfolio Name                  Objective
---------------------------------------------------------------------------------------------------
 AIM VARIABLE INSURANCE
 FUNDS -- SERIES I SHARES
---------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND       Seeks long-term growth of capital.
---------------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES     Seeks capital growth.
 FUND
---------------------------------------------------------------------------------------------------
AIM V.I. HEALTH SCIENCES FUND   Seeks capital growth.
---------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY    Seeks long-term growth of capital.
 FUND
---------------------------------------------------------------------------------------------------
AIM V.I. TECHNOLOGY FUND        Seeks capital growth
---------------------------------------------------------------------------------------------------
 THE ALGER AMERICAN FUND --
 CLASS 0 SHARES
---------------------------------------------------------------------------------------------------
ALGER AMERICAN BALANCED         Seeks current income and long-term capital appreciation.
 PORTFOLIO
---------------------------------------------------------------------------------------------------
ALGER AMERICAN MIDCAP           Seeks long-term capital appreciation.
 GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------
 DREYFUS INVESTMENT
 PORTFOLIOS -- SERVICE SHARES
---------------------------------------------------------------------------------------------------
SMALL CAP STOCK INDEX           Seeks to match the performance of S & P Small Cap 600
 PORTFOLIO                      Index.
---------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST*
---------------------------------------------------------------------------------------------------
EQ/BEAR STEARNS SMALL           Seeks to achieve capital appreciation.
 COMPANY GROWTH(1)
---------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY       Seeks a combination of growth and income to achieve an
 INCOME(2)                      above-average and consistent total return.
---------------------------------------------------------------------------------------------------
EQ/ENTERPRISE DEEP VALUE        Seeks to achieve total return through capital appreciation with income as a secondary consideration.
---------------------------------------------------------------------------------------------------
EQ/ENTERPRISE GLOBAL SOCIALLY   Seeks to achieve total return.
 RESPONSIVE
---------------------------------------------------------------------------------------------------
EQ/ENTERPRISE MANAGED           Seeks to achieve growth of capital over time.
---------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------
 Portfolio Name                  Adviser (and Sub-Adviser, as applicable)
---------------------------------------------------------------------------------------------------
 AIM VARIABLE INSURANCE
 FUNDS -- SERIES I SHARES
---------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND       o AIM Advisors, Inc.
---------------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES     o AIM Advisors, Inc.
 FUND
---------------------------------------------------------------------------------------------------
AIM V.I. HEALTH SCIENCES FUND   o AIM Advisors, Inc.
---------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY    o AIM Advisors, Inc.
 FUND
---------------------------------------------------------------------------------------------------
AIM V.I. TECHNOLOGY FUND        o AIM Advisors, Inc.
---------------------------------------------------------------------------------------------------
 THE ALGER AMERICAN FUND --
 CLASS 0 SHARES
---------------------------------------------------------------------------------------------------
ALGER AMERICAN BALANCED         o Fred Alger Management, Inc.
 PORTFOLIO
---------------------------------------------------------------------------------------------------
ALGER AMERICAN MIDCAP           o Fred Alger Management, Inc.
 GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------
 DREYFUS INVESTMENT
 PORTFOLIOS -- SERVICE SHARES
---------------------------------------------------------------------------------------------------
SMALL CAP STOCK INDEX           o The Dreyfus Corporation
 PORTFOLIO
---------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST*
---------------------------------------------------------------------------------------------------
EQ/BEAR STEARNS SMALL           o Bear Stearns Asset Management, Inc.
 COMPANY GROWTH(1)
---------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY       o Boston Advisors, Inc.
 INCOME(2)
---------------------------------------------------------------------------------------------------
EQ/ENTERPRISE DEEP VALUE        o Wellington Management Company, LLP
---------------------------------------------------------------------------------------------------
EQ/ENTERPRISE GLOBAL SOCIALLY   o Rockefeller & Co., Inc.
 RESPONSIVE
---------------------------------------------------------------------------------------------------
EQ/ENTERPRISE MANAGED           o Wellington Management Company, LLP
---------------------------------------------------------------------------------------------------


9 The Funds

---------------------------------------------------------------------------------------------------
 Portfolio Name                   Objective
---------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST*
---------------------------------------------------------------------------------------------------
EQ/ENTERPRISE MULTI-CAP          Seeks to achieve long-term capital appreciation.
 GROWTH
---------------------------------------------------------------------------------------------------
EQ/GOVERNMENT SECURITIES(3)      Seeks to maximize income and capital appreciation
                                 through investment in the highest credit quality debt
                                 obligations.
---------------------------------------------------------------------------------------------------
EQ/LONG TERM BOND(4)             Seeks to maximize income and capital appreciation
                                 through investment in long-maturity debt obligations.
---------------------------------------------------------------------------------------------------
EQ/MERGERS AND                   Seeks to achieve capital appreciation.
 ACQUISITIONS(5)
---------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL             Seeks to achieve capital appreciation.
 GROWTH(6)
---------------------------------------------------------------------------------------------------
EQ/MONY MONEY MARKET             Seeks to maximize current income while preserving capi-
                                 tal and maintaining liquidity.
---------------------------------------------------------------------------------------------------
EQ/PIMCO REAL RETURN(7)**        Seeks maximum real return consistent with preservation
                                 of real capital and prudent investment management.
---------------------------------------------------------------------------------------------------
EQ/SHORT DURATION BOND(8)        Seeks current income with reduced volatility of principal.
---------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY VALUE(9)        Seeks to maximize capital appreciation.
---------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME(10)     Seeks to achieve total return through capital appreciation with income as a secondary consideration.
---------------------------------------------------------------------------------------------------
 FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST --
 CLASS 2
---------------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES       Seeks to maximize income while maintaining prospects
 FUND                            for capital appreciation.
---------------------------------------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS        Seeks long-term capital appreciation, with preservation of
 SECURITIES FUND                 capital as an important consideration.
---------------------------------------------------------------------------------------------------
FRANKLIN ZERO COUPON FUND        Seeks to provide as high an investment return as is con-
 2010                            sistent with capital preservation.
---------------------------------------------------------------------------------------------------
 JANUS ASPEN SERIES -- INSTITU-
 TIONAL & SERVICE SHARES
---------------------------------------------------------------------------------------------------
FLEXIBLE BOND PORTFOLIO(a)       Seeks to obtain maximum total return, consistent with
                                 preservation of capital.
---------------------------------------------------------------------------------------------------
FORTY PORTFOLIO(b)*              Seeks long-term growth of capital.
---------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH             Seeks long-term growth of capital.
 PORTFOLIO
---------------------------------------------------------------------------------------------------
 LORD ABBETT SERIES FUND --
 CLASS VC
---------------------------------------------------------------------------------------------------
BOND-DEBENTURE PORTFOLIO         Seeks high current income and the opportunity for capital
                                 appreciation to produce a high total return.
---------------------------------------------------------------------------------------------------
GROWTH AND INCOME                Seeks long-term growth of capital and income without
 PORTFOLIO                       excessive fluctuations in market value.
---------------------------------------------------------------------------------------------------
MID-CAP VALUE PORTFOLIO          Seeks capital appreciation by investing in equity securi-
                                 ties, which are believed to be undervalued in the
                                 marketplace.
---------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------
 Portfolio Name                   Adviser (and Sub-Adviser, as applicable)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST*
---------------------------------------------------------------------------------------------------
EQ/ENTERPRISE MULTI-CAP          o Montag & Caldwell, Inc.
 GROWTH
---------------------------------------------------------------------------------------------------
EQ/GOVERNMENT SECURITIES(3)      o Boston Advisors, Inc.
---------------------------------------------------------------------------------------------------
EQ/LONG TERM BOND(4)             o Boston Advisors, Inc.
---------------------------------------------------------------------------------------------------
EQ/MERGERS AND                   o GAMCO Investors, Inc.
 ACQUISITIONS(5)
---------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL             o Montag & Caldwell, Inc.
 GROWTH(6)
---------------------------------------------------------------------------------------------------
EQ/MONY MONEY MARKET             o Boston Advisors, Inc.
---------------------------------------------------------------------------------------------------
EQ/PIMCO REAL RETURN(7)**        o Pacific Investment Management Company, LLC
---------------------------------------------------------------------------------------------------
EQ/SHORT DURATION BOND(8)        o Boston Advisors, Inc.
---------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY VALUE(9)        o GAMCO Investors, Inc.
---------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME(10)     o UBS Global Asset Management (Americas) Inc.
---------------------------------------------------------------------------------------------------
 FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST --
 CLASS 2
---------------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES       o Franklin Advisers, Inc.
 FUND
---------------------------------------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS        o Franklin Advisory Services, LLC
 SECURITIES FUND
---------------------------------------------------------------------------------------------------
FRANKLIN ZERO COUPON FUND        o Franklin Advisers, Inc.
 2010
---------------------------------------------------------------------------------------------------
 JANUS ASPEN SERIES -- INSTITU-
 TIONAL & SERVICE SHARES
---------------------------------------------------------------------------------------------------
FLEXIBLE BOND PORTFOLIO(a)       o Janus Capital Management LLC
---------------------------------------------------------------------------------------------------
FORTY PORTFOLIO(b)*              o Janus Capital Management LLC
---------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH             o Janus Capital Management LLC
 PORTFOLIO
---------------------------------------------------------------------------------------------------
 LORD ABBETT SERIES FUND --
 CLASS VC
---------------------------------------------------------------------------------------------------
BOND-DEBENTURE PORTFOLIO         o Lord, Abbett & Co. LLC
---------------------------------------------------------------------------------------------------
GROWTH AND INCOME                o Lord, Abbett & Co. LLC
 PORTFOLIO
---------------------------------------------------------------------------------------------------
MID-CAP VALUE PORTFOLIO          o Lord, Abbett & Co. LLC
---------------------------------------------------------------------------------------------------


                                                                    The Funds 10

---------------------------------------------------------------------------------------------------
 Portfolio Name                 Objective
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
 MFS(R) VARIABLE INSURANCE
 TRUST(SM) -- INITIAL CLASS
---------------------------------------------------------------------------------------------------
MFS(R) MID CAP GROWTH SERIES   Seeks long-term growth of capital.
---------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES    Seeks capital appreciation.
---------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES     Seeks mainly to provide above-average income consistent
                               with the prudent employment of capital and to provide a
                               reasonable opportunity for growth of capital and income.
---------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES        Seeks capital growth and current income.
---------------------------------------------------------------------------------------------------
 OPPENHEIMER VARIABLE
 ACCOUNT FUNDS -- SERVICE
 CLASS
---------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL             Seeks long-term capital appreciation.
 SECURITIES FUND/VA
---------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET        Seeks high total return (which includes growth in the
 FUND(R)/VA                    value of its shares as well as current income) from equity and debt securities.
---------------------------------------------------------------------------------------------------
 PBHG INSURANCE SERIES FUND
---------------------------------------------------------------------------------------------------
LIBERTY RIDGE MID-CAP          Seeks to provide above average total return over a 3 to 5
 PORTFOLIO(c)                  year market cycle, consistent with reasonable risk.
---------------------------------------------------------------------------------------------------
LIBERTY RIDGE SELECT VALUE     Seeks to provide long-term growth of capital and income.
 PORTFOLIO(d)                  Current income is a secondary objective.
---------------------------------------------------------------------------------------------------
 PIMCO VARIABLE INSURANCE
 TRUST -- ADMINISTRATIVE
 CLASS
---------------------------------------------------------------------------------------------------
GLOBAL BOND PORTFOLIO          Seeks to maximize total return, consistent with preserva-
 (UNHEDGED)                    tion of capital and prudent investment management.
---------------------------------------------------------------------------------------------------
REAL RETURN PORTFOLIO**        Seeks to maximize real return, consistent with preserva-
                               tion of real capital, and prudent investment management.
---------------------------------------------------------------------------------------------------
STOCKSPLUS GROWTH AND          An enhanced S&P 500 index strategy that seeks total
 INCOME PORTFOLIO              return, which exceeds the return of the S&P 500 Index.
---------------------------------------------------------------------------------------------------
 PROFUNDS -- INSURANCE
 SHARES
---------------------------------------------------------------------------------------------------
PROFUND VP BEAR                Seeks daily investment results, before fees and expenses
                               that correspond to the inverse (opposite) of daily perfor-
                               mance of the S&P 500 Index.
---------------------------------------------------------------------------------------------------
PROFUND VP RISING RATES        Seeks daily investment results, before fees and expenses,
 OPPORTUNITY                   that correspond to one and one-quarter times (125%)
                               the inverse (opposite) of the daily price movement of the
                               most recently issued 30-year U.S. Treasury Bond ("Long
                               Bond").
---------------------------------------------------------------------------------------------------
PROFUND VP ULTRABULL           Seeks daily investment results, before fees and expenses,
                               that correspond to twice (200%) the daily performance of
                               the S&P 500 Index.
---------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------
 Portfolio Name                 Adviser (and Sub-Adviser, as applicable)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
 MFS(R) VARIABLE INSURANCE
 TRUST(SM) -- INITIAL CLASS
---------------------------------------------------------------------------------------------------
MFS(R) MID CAP GROWTH SERIES   o Massachusetts Financial Services Company
---------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES    o Massachusetts Financial Services Company
---------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES     o Massachusetts Financial Services Company
---------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES        o Massachusetts Financial Services Company
---------------------------------------------------------------------------------------------------
 OPPENHEIMER VARIABLE
 ACCOUNT FUNDS -- SERVICE
 CLASS
---------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL             o Oppenheimer Funds, Inc.
 SECURITIES FUND/VA
---------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET        o Oppenheimer Funds, Inc.
 FUND(R)/VA
---------------------------------------------------------------------------------------------------
 PBHG INSURANCE SERIES FUND
---------------------------------------------------------------------------------------------------
LIBERTY RIDGE MID-CAP          o Liberty Ridge Capital, Inc.
 PORTFOLIO(c)
---------------------------------------------------------------------------------------------------
LIBERTY RIDGE SELECT VALUE     o Liberty Ridge Capital, Inc.
 PORTFOLIO(d)
---------------------------------------------------------------------------------------------------
 PIMCO VARIABLE INSURANCE
 TRUST -- ADMINISTRATIVE
 CLASS
---------------------------------------------------------------------------------------------------
GLOBAL BOND PORTFOLIO          o Pacific Investment Management Company,
 (UNHEDGED)                      LLC
---------------------------------------------------------------------------------------------------
REAL RETURN PORTFOLIO**        o Pacific Investment Management Company,
                                 LLC
---------------------------------------------------------------------------------------------------
STOCKSPLUS GROWTH AND          o Pacific Investment Management Company,
 INCOME PORTFOLIO                LLC
---------------------------------------------------------------------------------------------------
 PROFUNDS -- INSURANCE
 SHARES
---------------------------------------------------------------------------------------------------
PROFUND VP BEAR                o ProFund Advisors
---------------------------------------------------------------------------------------------------
PROFUND VP RISING RATES        o ProFund Advisors
 OPPORTUNITY
---------------------------------------------------------------------------------------------------
PROFUND VP ULTRABULL           o ProFund Advisors


11 The Funds

---------------------------------------------------------------------------------------------------
 Portfolio Name                  Objective
---------------------------------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL
 FUNDS, INC. -- SHARE CLASS I
---------------------------------------------------------------------------------------------------
EMERGING MARKETS EQUITY         The Portfolio seeks long-term capital appreciation by
 PORTFOLIO                      investing primarily in growth-oriented equity securities of issuers in emerging market countries.
---------------------------------------------------------------------------------------------------
GLOBAL VALUE EQUITY             The Portfolio seeks long-term capital appreciation by
 PORTFOLIO                      investing primarily in equity securities of issuers through-
                                out the world, including U.S. issuers.
---------------------------------------------------------------------------------------------------
U.S. REAL ESTATE PORTFOLIO      The Portfolio seeks to provide above average current
                                income and long-term capital appreciation by investing
                                primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.
---------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------
 Portfolio Name                  Adviser (and Sub-Adviser, as applicable)
---------------------------------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL
 FUNDS, INC. -- SHARE CLASS I
---------------------------------------------------------------------------------------------------
EMERGING MARKETS EQUITY         o Morgan Stanley Investment Management
 PORTFOLIO                        Inc., which does business in certain instances
                                  using the name "Van Kampen," is the invest-
                                  ment adviser to The Universal Institutional
                                  Funds, Inc.
---------------------------------------------------------------------------------------------------
GLOBAL VALUE EQUITY             o Morgan Stanley Investment Management
 PORTFOLIO                        Inc., which does business in certain instances
                                  using the name "Van Kampen," is the invest-
                                  ment adviser to The Universal Institutional
                                  Funds, Inc.
---------------------------------------------------------------------------------------------------
U.S. REAL ESTATE PORTFOLIO      o Morgan Stanley Investment Management
                                  Inc., which does business in certain instances
                                  using the name "Van Kampen," is the invest-
                                  ment adviser to The Universal Institutional
                                  Funds, Inc.
---------------------------------------------------------------------------------------------------



* This portfolio information reflects the portfolio's name change and objective change (if applicable) effective on or about May 9, 2005, subject to regulatory approval. The table below reflects the portfolio information in effect until on or about May 9, 2005. The number in the "FN" column corresponds with the number contained in the table above.




---------------------------------------------------------------------------------------------------
 FN     Portfolio Name until May 9, 2005         Portfolio Objective until May 9, 2005
---------------------------------------------------------------------------------------------------
  1    EQ/Enterprise Small Company Growth       No change.
---------------------------------------------------------------------------------------------------
  2    EQ/Enterprise Equity Income              No change.
---------------------------------------------------------------------------------------------------
  3    EQ/MONY Government Securities            No change.
---------------------------------------------------------------------------------------------------
  4    EQ/MONY Long Term Bond                   No change.
---------------------------------------------------------------------------------------------------
  5    EQ/Enterprise Mergers and Acquisitions   No change.
---------------------------------------------------------------------------------------------------
  6    EQ/Enterprise Growth                     No change.
---------------------------------------------------------------------------------------------------
  7    EQ/Enterprise Total Return               Seeks total return.
---------------------------------------------------------------------------------------------------
  8    EQ/Enterprise Short Duration Bond        No change.
---------------------------------------------------------------------------------------------------
  9    EQ/Enterprise Small Company Value        No change.
---------------------------------------------------------------------------------------------------
  10   EQ/Enterprise Growth and Income          No change.
---------------------------------------------------------------------------------------------------



** Effective on or about May 9, 2005, both of these portfolios will be managed by the same portfolio manager using the same investment strategy. The Real Return Portfolio is advised by Pacific Investment Management Company, LLC ("PIMCO"). For the EQ/PIMCO Real Return portfolio, AXA Equitable serves as the overall investment manager, and PIMCO is the subadviser that provides the day-to-day investment management. Both portfolio invest primarily in inflation-indexed bonds. The two portfolios are different funds with differnt boards of directors and thus may have different fees and performance. Please read the prospectus for each portfolio before choosing the subaccount in which to invest.

(a)  Formerly Janus Aspen Series Flexible Income Portfolio.

(b) Formerly Janus Aspen Series Capital Appreciation Portfolio. Unlike all the other Funds, the Janus Aspen Series Forty Portfolio is a non-diversified, open-end management invest ment company. A non-diversified Fund may hold a larger position in a smaller number of securities than a diversified Fund. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified Fund than a diversified Fund.

(c)  Formerly PBHG Mid-Cap Portfolio.

(d)  Formerly PBHG Selet Value Portfolio.

You should consider the investment objectives, risks and charges and expenses of the Portfolios carefully before investing. Share classes, where applicable, are defined in the corresponding Fund prospectus. The prospectuses for the Fund contain this and other important information about the portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of Fund prospectuses that do not accompany this Prospectus, you may call one of our customer service representatives at 1-800-487-6669.

Each Owner should periodically review their allocation of purchase payments and Fund Value among the subaccounts and the Guaranteed Interest Account in light of their current objectives, the current market conditions, and the risks of investing in each of the Funds' various portfolios. A full description of the objectives, policies, restrictions, risks and expenses for each of the Funds' portfolios can be found in prospectus for each of the Funds.



                                                                    The Funds 12

PURCHASE OF PORTFOLIO SHARES BY MONY VARIABLE ACCOUNT A


MONY Variable Account A will buy and redeem shares from the Funds at net asset value. Shares will be redeemed when needed for the Company to:


o  collect charges under the Contracts;

o  pay Cash Value on full surrenders of the Contracts;

o  fund partial surrenders;

o  provide benefits under the Contracts; and

o transfer assets from one subaccount to another or between one or more subaccounts of MONY Variable Account A and the Guaranteed Interest Account as requested by Owners.


Any dividend or capital gain distribution received from a portfolio of a Fund will be:


o  reinvested immediately at net asset value in shares of that portfolio;or

o  kept as assets of the corresponding subaccount.



--------------------------------------------------------------------------------
CASH VALUE -- The Contract's Fund Value, less (1) any applicable surrender charge, and (2) any outstanding debt.
--------------------------------------------------------------------------------

Shares of the Funds are not sold directly to the general public. They are sold to the Company, and may be sold to other insurance companies that issue variable annuity and variable life insurance contracts. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its portfolios both to variable annuity and to variable life insurance company separate accounts, it engages in mixed funding. When a Fund sells shares in any of its portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding. Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict.


The Boards of Directors or Trustees of each of the Funds monitor the respective Fund for the existence of material irreconcilable conflict between the interests of variable annuity Owners and variable life insurance Owners. The Boards shall report any such conflict to the boards of the Company and its affiliates. The Boards of Directors of the Company and its affiliates have agreed to be responsible for reporting any potential or existing mixed or shared funding conflicts to the Directors and Trustees of each of the relevant Funds. The Boards of Directors of the Company and its affiliates will remedy any conflict at their own cost. The remedy may include establishing a new registered management investment company and segregating the assets underlying the variable annuity contracts and the variable life insurance contracts.

GUARANTEED INTEREST ACCOUNT

The Guaranteed Interest Account is a part of the Company's General Account and consists of all the Company's assets other than assets allocated to separate investment accounts of the Company, including MONY Variable Account A.



--------------------------------------------------------------------------------
ACCUMULATION PERIOD -- Currently one year. The Period starts on the Business
Day that falls on, or next follows the date the purchase payment is transferred into the Guaranteed Interest Account and ends on the monthly contract anniversary immediately prior to the last day of that Period.
--------------------------------------------------------------------------------

CREDITING OF INTEREST. Any Net Purchase Payments you as Owner of the Contract allocate to the Guaranteed Interest Account will be credited with interest at the rate declared by the Company for one year Accumulation Periods. If you allocate Purchase Payments to the Guaranteed Interest Account, your allocation will automatically begin a new Accumulation Period as of the date you allocate the payment. The Accumulation Period will end on your monthly contract anniversary date immediately prior to the end of that period. If you transfer funds from the Guaranteed Interest Account, you will choose the Accumulation Period from which such transfer will be made. Before the beginning of each calendar month, the Company will declare an interest rate for the current Accumulation Period, if those rates will be higher than the guaranteed rate. Each interest rate declared by the Company will be applicable for all Net Purchase Payments received or transfers from MONY Variable Account A completed within the period during which it is effective. Within 45 days, but not less than 15 days before the Accumulation Period expires, we will notify you of the new rate we are then declaring. When the period expires, you may elect to transfer the entire amount allocated to the expiring Accumulation Period to MONY Variable Account A. If you make no election, the entire amount allocated to the expiring Accumulation Period will automatically be held for a one year period. If that period will extend beyond the maturity date, the money will be transferred into the Money Market subaccount. The Company guarantees that the rate credited will not be less than 3.5% annually (0.0094%, compounded daily). You bear the risk that we will not declare interest in excess of that 3.5% rate. If you allocate Purchase Payments to (or transfer funds to or from) the Guaranteed Interest Account the amount of such allocation must maintain a Fund Value in such account of at least $2,500.

SURRENDERS, TRANSFERS OR LOANS. When you as Owner request Fund Values from the Guaranteed Interest Account be transferred to MONY Variable Account A, surrendered, loaned to you, or used to pay any charge imposed in accordance with the Contract, you should tell the Company the source by interest rate Accumulation Period of amounts you request be transferred, surrendered, loaned, or used to pay charges. If you do not specify an Accumulation Period, your transaction will be processed using the Accumulation Periods in the order in which money was most recently allocated.



13  The Funds

4. Detailed information about the contract


--------------------------------------------------------------------------------


The Fund Value in MONY Variable Account A and in the Guaranteed Interest Account provide many of the benefits of your Contract. The information in this section describes the benefits, features, charges and major provisions of the Contract and the extent to which those depend upon the Fund Value, particularly the Fund Value in MONY Variable Account A.


PAYMENT AND ALLOCATION OF PURCHASE PAYMENTS

ISSUE AGES


The issue ages for the two benefit option packages available under the Contract vary as per the table below. The maximum issue age of the Annuitant for Option 1 is 80. The maximum issue age of the Annuitant for Option 2 is 79.


--------------------------------------------------------------------------------
                            Option 1         Option 2
--------------------------------------------------------------------------------
      Issue Ages          0-80             0-79
--------------------------------------------------------------------------------


ISSUANCE OF THE CONTRACT


Individuals who want to buy a Contract must:


(1) Complete an application;


(2) Personally deliver the application to:

   (a) A licensed agent of the Company who is also a registered representative of the principal underwriter for the Contracts, MONY Securities Corporation ("MSC"), or


   (b) A licensed agent who is also a registered representative of a broker dealer which had been authorized by MSC to sell the Contract; and


(3) Pay the minimum initial purchase payment.


If we receive a completed application and all other information necessary for processing a purchase order at our Operations Center, we will apply your initial Purchase Payment no later than two Business Days after we receive the order. While attempting to finish an incomplete application, we may hold your initial Purchase Payment for no more than five Business Days. If an incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your Purchase Payment immediately (unless you specifically authorize us to keep it until the application is complete). Once you complete your application, we must apply the initial Purchase Payment within two Business Days. We will apply any additional Purchase Payments you make on the Business Day we receive them at our Operations Center.

The Contract may be used with certain tax qualified plans. The Contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this Contract does not provide additional tax deferral benefits beyond those provides in the Qualified Plan. Accordingly, if you are purchasing this Contract, you should purchase it for its death benefit, annuity benefits, and other non-tax related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether the Contract is an appropriate investment for you.


The minimum initial purchase payment for individuals varies depending upon the use of the Contract and the method of purchase. The chart below shows the minimum initial purchase payment for each situation.



---------------------------------------------------------------------------------------------------------------
Use of Contract or Method of Making Purchase Payment                    Minimum Initial Purchase Payment
---------------------------------------------------------------------------------------------------------------
Individual retirement accounts and annuities under Section 408 of the   $2,000
Code (other than Simplified Employee Pensions), including Roth IRAs under Section 408A of the Code (no longer available to new purchas-
ers).
---------------------------------------------------------------------------------------------------------------
Non-Qualified Contracts (no longer available to new purchasers).        Option 1    $5,000
                                                                        Option 2    $10,000
---------------------------------------------------------------------------------------------------------------
H.R. 10 plans (self-employed individuals' retirement plans under Sec-   $  600
tion 401 of the Code) (no longer available to new purchasers) and
Simplified Employee Pensions under Section 408 of the Code (no longer available to new purchasers).
---------------------------------------------------------------------------------------------------------------


                                      Detailed information about the contract 14

---------------------------------------------------------------------------------------------------------------
Certain corporate or association retirement plans                    $600
---------------------------------------------------------------------------------------------------------------
Annuity purchase plans sponsored by certain tax-exempt organiza-     $600
tions, governmental entities and deferred compensation plans under
Section 457 of the Code
---------------------------------------------------------------------------------------------------------------
Payroll deduction and automatic checking account withdrawal plans.   Annualized rate of $600 (i.e., $600 per year, $300
                                                                     semiannually, $150
                                                                     quarterly or $50 per month)
---------------------------------------------------------------------------------------------------------------
Government Allotment Plans                                           $50 per month
---------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
GOVERNMENT ALLOTMENT PLANS -- Payroll deduction plans used for financial products by government employees.
--------------------------------------------------------------------------------
Additional Purchase Payments may be made at any time before the Annuity starting date as long as the Annuitant is living. However, for certain automatic payment plans, the smallest additional payment is $50.

The Company reserves the right to revise its rules from time to time to specify different minimum Purchase Payments. In addition, the prior approval of the Company is needed before it will accept a Purchase Payment if, "that would cause Cumulative Purchase Payments, less any partial surrenders and their surrender charges, to exceed $1,500,000."


The Company reserves the right to reject an application for any reason permitted by law.


--------------------------------------------------------------------------------
EFFECTIVE DATE -- The date the Contract begins as shown in the Contract.
--------------------------------------------------------------------------------
Net Purchase Payments received before the Effective Date will be held in the Company's general account and will be credited with interest at not less than 3.5% per year if:

(1) the Contract is issued by the Company, and

(2) the Contract is delivered to the Owner.


No interest will be paid if the Contract is not issued or if it is declined by the Owner.


These amounts will be held in the general account pending end of the right to return contract period. (See below.)

TAX-FREE 'SECTION 1035' EXCHANGES

The Owner can generally exchange one annuity contract for another in a 'tax-free exchange' under Section 1035 of the Internal Revenue Code. Similar rules may apply to changing the funding vehicle in a Qualified Plan. Before making the exchange, the Owner should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a surrender charge on the old contract. There will be a new surrender charge period for this Contract and other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, the Owner may have to pay federal income tax, and penalty taxes on the exchange. The Owner should not exchange another contract for this one unless he or she determines, after knowing all the facts, that the exchange is in the Owner's best interest and not just better for the person trying to sell the Owner this Contract (that person will generally earn a commission if the Owner buys this Contract through an exchange or otherwise).

RIGHT TO RETURN CONTRACT PROVISION

The Owner may return the Contract during the (right to return contract period (usually within 10 days of the delivery date or any longer period if required by applicable state law). The Contract must be returned to the Company or any agent of the Company. When the Company receives the Contract, it will be voided as if it were never in effect. Unless state law requires otherwise, the amount to be refunded is equal to the purchase payments received by the Company, less any partial surrenders you made. During the right to return contract period, purchase payments will be retained in the Company's General Account and will earn interest at a rate not less than 3.50% per year. If you have not returned the Contract at the end of the right to return contract period, we transfer the Net Purchase Payments with interest to the subaccounts and/or the Guaranteed Interest Account.

ALLOCATION OF PAYMENTS AND FUND VALUE

Allocation of Payments. On the application, the Owner may allocate Net Purchase Payments to any of the available subaccounts of MONY Variable Account A or to the Guaranteed Interest Account. Net Purchase Payments (and any interest thereon) are held in the General Account if they are received before the end of the right to return Contract period.

The portion of Net Purchase Payments allocated to the Guaranteed Interest Account will be held in the Guaranteed Interest Account of the general account for the specified period and will be credited with interest at the rate declared by the Company for that specified period. The portion of Net Purchase Payments allocated to subaccounts of MONY Variable Account A will earn 3.5% annual interest until the right to return contract period expires. (See "Right to return contract provision" above.) After the right to return Contract period has expired, the value of Net Purchase Payments allocated to subaccount of MONY Variable Account A will automatically be transferred to MONY Variable Account A subaccount(s) according to the Owner's percentage allocation.

After the right to return Contract period, under a non-automatic payment plan, if the Owner does not:

(1) specify the amount to be allocated among subaccounts, or

(2) specify the percentage to be allocated among subaccounts, or

(3) the amount or percentage specified is incorrect or incomplete,


the Net Purchase Payments will be allocated under the Owner's most recent instructions on record with the Company. The percentage specified must not be less than 5% of the Net Purchase Payment and must total 100%. For automatic payment plans, Net Purchase Payments will be allocated according to the Owner's most recent instructions on record.


15  Detailed information about the contract

The Owner may change the specified allocation formula for future Net Purchase Payments at any time without charge by sending written notification to the Company at the Operations Center. Prior allocation instructions may also be changed by telephone, facsimile or via the web subject to the rules of the Company and its right to terminate or modify telephone, facsimile or via the web allocation. The Company reserves the right to deny any telephone allocation request. (See "Telephone/fax/web transactions.") Any such change, whether made in writing or by telephone, facsimile or via the web, will be effective 7 days after we receive notice of the change, in accordance with the requirements of state insurance departments and the Investment Company Act of 1940.

CALCULATING UNIT VALUES FOR EACH SUBACCOUNT

When allocated Net Purchase Payments are received, they are credited to subaccounts of MONY Variable Account A in the form of units. The number of units is determined by dividing the dollar amount allocated to a particular subaccount by the unit value for that subaccount for the Business Day on which the Purchase Payment is received.

To determine the unit value of a subaccount on each Business Day, the Company takes the prior Business Day's unit value and multiplies it by the Net Investment Factor for the current Business Day. The Net Investment Factor is used to measure the investment performance of a subaccount from one Business Day to the next. The Net Investment Factor for each subaccount equals:


(1) the net asset value per share of each Fund held in the subaccount at the end of the current Business Day divided by

(2) the net asset value per share of each Fund held in the subaccount at the end of the prior Business Day, minus


(3) the daily mortality and expense risk charge and any other applicable charges adjusted for the number of calendar days in the period.


The unit value of these subaccounts may increase, decrease or remain the same from Business Day to Business Day. The unit value depends on the investment performance of the portfolio of the Fund in which the subaccount invests and any expenses and charges deducted from MONY Variable Account A. The Owner bears the entire investment risk. Owners should periodically review their allocations of payments and values in light of market conditions and overall financial planning requirements.


CALCULATION OF GUARANTEED INTEREST ACCOUNT FUND VALUE


Net Purchase Payments to be allocated to the Guaranteed Interest Account will be credited on:


(1)  the date received at the Operations Center, or

(2) if the day Net Purchase Payments are received is not a Business Day, then on the next Business Day.


Interest will be credited daily.


CALCULATION OF FUND VALUE


The Contract's Fund Value will reflect:


o the investment performance of the selected subaccount(s) of MONY Variable Account A;

o amounts credited (including interest) to the Guaranteed Interest Account;

o any Net Purchase Payments;

o any transfer charges;

o any partial surrenders;

o any outstanding debt; and

o all Contract charges (including surrender charges) imposed.


There is no guaranteed minimum Fund Value, except to the extent Net Purchase Payments have been allocated to the Guaranteed Interest Account. Because a Contract's Fund Value at any future date will be dependent on a number of variables, it cannot be predetermined.


The Fund Value will be computed first on the Effective Date and thereafter on each Business Day. On the Effective Date, the Contract's Fund Value will be the Net Purchase Payments received on or before the Effective Date plus any interest credited on those Payments during the period when Net Purchase Payments are held in the general account. (See "Issuance of the contract".)

After amounts allocated to the subaccounts are transferred from the General Account to MONY Variable Account A on each Business Day, the Contract's Fund Value will be computed as follows:


(1) Determine the aggregate of the Fund Values attributable to the Contract in each of the subaccounts on that Business Day. This is done by multiplying the subaccount's unit value on that date by the number of subaccount units allocated to the Contract. The computation of the Contract's Fund Value in the subaccount is done before any other Contract transactions on that Business Day.


(2) Add any amount credited to the Guaranteed Interest Account before that Business Day. This amount is the aggregate of all Net Purchase Payments allocated to the Guaranteed Interest Account and:


     o   The addition of any interest credited.

     o   Addition or subtraction of any amounts transferred.

     o Subtraction of any partial surrenders and their surrender charges.

     o Subtraction of any Contract charges, surrender charges and transfer charges.


(3) Add the value held in the loan account (if your Contract permits loans) and interest credited on that day on that amount;


(4) Add any Net Purchase Payment received on that Business Day;

(5) Subtract any partial surrender amount (reflecting any surrender charge) made on that Business Day;


(6) Subtract any annual contract charge and/or transfer charge deductible on that Business Day.

Regarding (1) above, for each subaccount we multiply the number of units credited to that subaccount by its unit value on that Business Day. The multiplication is done before the purchase or redemption of any units on that Business Day.



                                     Detailed information about the contract  16

If a transaction would ordinarily require that the Contract's Fund Value be computed for a day that is not a Business Day, the next following Business Day will be used.


TRANSFERS. You may transfer the value of the Contract among the subaccounts after the right to return Contract period has expired by sending a proper written request to the Company's Operations Center. Transfers may be made by telephone, facsimile or via the web if proper authorization has been received at the Company's Operations Center. (See "Telephone/fax/web transactions.") Transfers will be executed at the net asset value next calculated by the Company if the transfer instruction is received before 4:00 P.M. (Eastern Time) on a day on which the New York Stock Exchange is open for business. If the New York Stock Exchange is not open for business on the day of receipt, the transfer instruction will be executed at the net asset value calculated at the close of business on the first day thereafter on which the New York Stock Exchange is open for business. Such transfers are subject to the Company's rules and conditions for such privilege. There are no limitations on the number of transfers between subaccounts. Transfers may be postponed for any period during which


(1) the New York Stock Exchange is closed other than customary weekend and holiday closings, or

(2) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, or

(3) an emergency exists as a result of which disposal of securities held by the Fund is not reasonably practicable or it is not reasonably practicable to determine the value of the net assets of the Fund.


A transfer charge is not currently imposed on transfers. (See "Deductions from fund value -- Transfer charge".) However, the Company reserves the right to impose a charge which will not exceed $25 per transfer after the first twelve transfers in any Contract Year. If imposed the charge will be deducted from the subaccount(s) or the Guaranteed Interest Account from which the amounts are transferred. This charge is in addition to the amount transferred. All transfers in a single request are treated as one transfer transaction. A transfer resulting from the first reallocation of Fund Value at the end of the right to return Contract period will not be subject to a transfer charge and transfers made at the end of an Accumulation Period of amounts allocated to the Guaranteed Interest Account. Under present law, transfers are not taxable transactions.



--------------------------------------------------------------------------------
CONTRACT YEAR -- Any period of twelve (12) months commencing with the Effective Date and each Contract Anniversary thereafter.

CONTRACT ANNIVERSARY -- An anniversary of the Effective Date of the Contract.
--------------------------------------------------------------------------------

TRANSFERS INVOLVING THE GUARANTEED INTEREST ACCOUNT. Transfers may be made from the Guaranteed Interest Account at any time. We will not accept a transfer request if it will reduce the Fund Value in the Guaranteed Interest Account to less than $2,500.

TRANSFERS BY THIRD PARTIES. As a convenience to Owners, the Company may allow an Owner to give certain third parties the right to effect transfers on the Owner's behalf. However, when the same third party possesses this ability on behalf of many Owners, the result can be simultaneous transfers involving large amounts of Fund Value. Such transfers can disrupt the orderly management of the portfolios underlying the Contract, can result in higher costs to Owners, and are generally not compatible with the long-range goals of Owners. The Company believes that such simultaneous transfers effected by such third parties are not in the best interests of all shareholders of the Funds underlying the Contracts, and the management of the Funds share this position. Therefore, the Company may limit or disallow transfers made by a third party. The Company will mail notification to an Owner within one Business Day if it does not execute a transfer. The limitations on transfers by third parties do not, however, prevent Owners from making their transfer requests, subject to the Company's disruptive transfer provisions. (See "Payment and allocation of purchase payments -- Disruptive transfer activity.").

TELEPHONE/FAX/WEB TRANSACTIONS

Prior allocation instructions may be changed or transfers requested by telephone, fax or via the web subject to the Company's rules and the Company's right to modify or terminate the telephone/fax/web privilege. The Company reserves the right to deny any telephone, fax or web request.


If all telephone lines are busy or the Internet is not available (for example, during periods of substantial market fluctuations), Owners may be unable to request telephone, fax or web allocation changes or transfers by telephone, fax or web. In such cases, an Owner would submit a written request.


The Company has adopted rules relating to changes of allocations by telephone, fax or the web which, among other things, outlines procedures designed, and which the Company believes are reasonable, to prevent unauthorized instructions. If the Owner does not follow these procedures:

(1) the Company shall not be liable for any loss as a result of following fraudulent telephone instructions, and

(2) the Owner will therefore bear the entire risk of loss due to fraudulent telephone instructions.

A copy of the rules and the Company's form for electing telephone allocation privileges is available from your registered representative or by calling 1-800-487-6669. The telephone allocation privileges may also be elected by completing the telephone authorization section on the Contract application. The Company's form or a Contract application with the telephone authorization completed must be signed and received at the Company's Operations Center before telephone allocation instructions will be accepted.

SPECIAL NOTE ON RELIABILITY. Please note that the internet and our telephone system may not always be available. Any system, whether it is yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transactions by writing our Operations Center.



17  Detailed information about the contract

DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the subaccounts invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy and contract owners.

We currently require that any transfer request of $250,000 or more must be submitted in writing to our customer service office by U.S. mail (first class). Overnight mail is not permitted for those transfer requests. We measure the $250,000 threshold on a daily basis and combine transfer activities for all contracts with the same or related owner. We do not permit exceptions to this policy. We may change this policy, and any new or revised policy will apply to all contract owners uniformly.

The EQ Advisors Trust (the Trust) has adopted policies and procedures designed to discourage disruptive transfers by contract owners investing in the portfolios of the Trust. The Trust discourages frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. As a general matter, the Trust reserves the right to refuse or limit any purchase or exchange order by a particular investor (or group of related investors) if the transaction is deemed harmful to the portfolio's other investors or would disrupt the management of the portfolio. The Trust monitors aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the Trust obtains from us contract owner trading activity. The Trust currently considers transfers into and out of (or vice versa) the same subaccount within a five business day period as potentially disruptive transfer activity. When a contract owner is identified as having engaged in a potentially disruptive transfer for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or the Trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. The current and any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

We may also offer investment options with underlying portfolios that are not part of the EQ Advisors Trust (the "unaffiliated trusts"). Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity, which may be different than those applied by the affiliated trusts. In most cases, the unaffiliated trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectus for the underlying trust for information regarding the policies and procedures, if any, employed by that trust and any associated risks of investing in that trust. If an unaffiliated trust advises us that there may be disruptive transfer activity from our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. If the underlying trust determines that the trading activity of a particular contract owner is disruptive, we will take action to limit the disruptive trading activity of that contract owner as discussed above.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. Our ability to monitor potentially disruptive transfer activity is limited in particular with respect to certain group contracts. Group annuity contracts may be owned by retirement plans that provide transfer instructions on an omnibus (aggregate) basis, which may mask the disruptive transfer activity of individual plan participants,



                                     Detailed information about the contract  18
and/or interfere with our ability to restrict communication services. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners/participants may be treated differently than others, resulting in the risk that some contract owners/ participants may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.


TERMINATION OF THE CONTRACT


The Contract will remain in effect until the earlier of:


(1) the date the Contract is surrendered in full,

(2) the date annuity payments start,

(3) the Contract Anniversary on which, after deduction for any annual contract charge then due, no Fund Value in the subaccounts and the Guaranteed Interest Account remains in the Contract, and

(4) the date the death benefit is payable under the Contract.




19  Detailed information about the contract

5.  Surrenders

--------------------------------------------------------------------------------


The Owner may elect to make a surrender of all or part of the Contract's Fund Value provided it is:

o on or before the annuity payments start, and

o during the lifetime of the Annuitant.


Any such election shall specify the amount of the surrender. The surrender will be effective on the date a proper written request is received by the Company at its Operations Center.


The amount of the surrender may be equal to the Contract's Cash Value, which is its Fund Value less:

(1) any applicable surrender charge, and


(2) any outstanding debt.


The Surrender may also be for a lesser amount (a "partial surrender"). Requested partial surrenders that would leave a Cash Value of less than $1,000 are treated and processed as a full surrender. In such case, the entire Cash Value will be paid to the Owner. For a partial surrender, any surrender charge will be in addition to the amount requested by the Owner. A partial surrender may reduce your death benefit proportionately by the same percentage that the surrender (including any surrender charge) reduced Fund Value.

A surrender will result in the cancellation of units and the withdrawal of amounts credited to the Guaranteed Interest Account Accumulation Periods. The aggregate value of the surrender will be equal to the dollar amount of the surrender plus, if applicable, any surrender charge. For a partial surrender, the Company will cancel units of the particular subaccounts and withdraw amounts from the Guaranteed Interest Account Accumulation Period (under the allocation specified by the Owner.) The unit value will be calculated as of the end of the Business Day the surrender request is received. Allocations may be by either amount or percentage. Allocations by percentage must be in whole percentages. The minimum percentage of allocation for a partial surrender is 10% of any subaccount or Guaranteed Interest Account designated by the Owner. The request will not be accepted if:

o there is insufficient Fund Value in the Guaranteed Interest Account or a subaccount to provide for the requested allocation against it,

o the partial surrender will reduce the Fund Value in the Guaranteed Interest Account to less than $2,500,

o the request is incorrect, or

o the allocation for the partial surrender was not specified by the Owner.


Any surrender charge will be allocated against the Guaranteed Interest Account and each subaccount in the same proportion that each allocation bears to the total amount of the partial surrender. Contracts must maintain a minimum Fund Value in the Guaranteed Interest Account of $2,500.


The amount of any surrender, death benefit, or transfer payable from MONY Variable Account A will be paid in accordance with the requirements of state insurance departments and the Investment Company Act of 1940. However, the Company may be permitted to postpone such payment under the 1940 Act. Postponement is currently permissible only for any period during which:


(1) the New York Stock Exchange is closed other than customary weekend and holiday closings, or

(2) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, or

(3) an emergency exists as a result of which disposal of securities held by the Fund is not reasonably practicable or it is not reasonably practicable to determine the value of the net assets of the Fund.


Any surrender involving payment from amounts credited to the Guaranteed Interest Account may be postponed, at the option of the Company, for up to 6 months from the date the request for a surrender is received by the Company. The Owner may elect to have the amount of a surrender settled under one of the Settlement Options of the Contract. (See "Annuity provisions".)


Contracts offered by this prospectus may be issued in connection with retirement plans meeting the requirements of certain sections of the Internal Revenue Code. Owners should refer to the terms of their particular retirement plan for any limitations or restrictions on cash surrenders.


The tax results of a cash surrender should be carefully considered. (See "Federal tax status".)


Please note: If mandated under applicable law, we may be required to reject a purchase payment. In addition, we may also be required to block an Owner's account and thereby refuse to honor any request for transfers, partial surrenders, loans or death benefits until instructions are secured from the appropriate regulator. We may also be required to provide additional information about your account to government regulators.


                                                                  Surrenders  20

6.  Loans

--------------------------------------------------------------------------------


Qualified Contracts issued under an Internal Revenue Code Section 401(k) plan will have a loan provision under which a loan can be taken using the Contract as collateral for the loan. All of the following conditions apply in order for the amount to be considered a loan, rather than a (taxable) partial surrender:


o The term of the loan must be 5 years or less.

o Repayments are required at least quarterly and must be substantially level.

o The loan amount is limited to certain dollar amounts as specified by the IRS.

The Owner (Plan Trustee) must certify that these conditions are satisfied.


In any event, the maximum outstanding loan on a contract is 50% of the Fund Value in the subaccounts and/or the Guaranteed Interest Account. Loans are not permitted before the end of the right to return Contract period. In requesting a loan, the Owner must specify the subaccounts from which Fund Value equal to the amount of the loan requested will be taken. Loans from the Guaranteed Interest Account are not taken until Fund Value in the subaccounts is exhausted. If in order to provide the Owner with the amount of the loan requested, and Fund Values must be taken from the Guaranteed Interest Account, then the Owner must specify the Accumulation Periods from which Fund Values equal to such amount will be taken. If the Owner fails to specify subaccounts, the request for a loan will be returned to the Owner. We will also not accept a loan request if it will reduce the Fund Value in the Guaranteed Interest Account to less than $2,500.

Values are transferred to a loan account that earns interest at an annual rate of 3.50%. The annual loan interest rate charged on outstanding loans will be 6% in arrears. Any interest not paid when due will be added to the loan and bear interest at the 6% annual rate.


Loan repayments must be specifically earmarked as loan repayment and will be allocated to the subaccounts and/or the Guaranteed Interest Account using the most recent payment allocation on record. Otherwise, we will treat the payment as a Net Purchase Payment.


21  Loans

7.  Death benefit


--------------------------------------------------------------------------------


DEATH BENEFIT PROVIDED BY THE CONTRACT

The Company will pay a death benefit to the Beneficiary if:

(1) the Annuitant dies; and

(2) the death occurs before the annuity payments start.

If the death of the Annuitant occurs on or after the annuity payments start, no death benefit will be payable except as may be provided under the settlement option elected.

The death benefit depends upon the benefit option package in effect on the date the Annuitant dies. You may not change benefit option packages once you select an option.




------------------------------------------------------------------------------------------------------------------------------------
 Option 1                                                              Option 2
------------------------------------------------------------------------------------------------------------------------------------
 The greater of:                                                       The greatest of:
------------------------------------------------------------------------------------------------------------------------------------
(1)    The Fund Value less any outstanding debt on the date due        (1)    The Fund Value less any outstanding debt on the date
       proof of the Annuitant's death is received by the Company              due proof of the Annuitant's death is received by the
or                                                                            Company
(2)    The Purchase Payments paid, reduced proportionately by          or
       each partial surrender and any surrender charges and less       (2)    The Purchase Payments paid, reduced proportionately by
       any outstanding debt.*                                                 each partial surrender and any surrender charges and
                                                                              less any outstanding debt*
                                                                       or
                                                                       (3)    Step Up Value (see description below).
------------------------------------------------------------------------------------------------------------------------------------



* In the calculation of the death benefit, for each partial surrender, the proportionate reduction is equal to the amount of that partial surrender and any surrender charge divided by the Fund Value immediately before that partial surrender, multiplied by the Purchase Payments paid before that partial surrender. For Contracts purchased prior to November 7, 2003, the death benefit is the greater of: (1) The Fund Value less any outstanding debt on the date due proof of the Annuitant's death is received by the Company, or
   (2) The Purchase Payments paid, less any partial surrenders and their surrender charges and less any outstanding debt.

In general, on the death of an Owner who is not the Annuitant, amounts must be distributed from the Contract. (See "Provisions required by Section 72(s) of the Code" later in this prospectus.) We will impose applicable surrender charges. (See "Charges and deductions" later in this prospectus.)



                                                                Death benefit 22

STEP UP VALUE


On the first Contract Anniversary, the Step Up Value is equal to the Fund Value of the Contract. Thereafter, on each subsequent Contract Anniversary prior to the Annuitant's 81st birthday, the Step Up Value will be recalculated to equal the greater of:

(a) the Fund Value on that Contract Anniversary; or

(b) the Step Up Value most recently calculated


     o reduced proportionately** by any partial surrenders (including surrender charges) since the last recalculation anniversary,


     o plus any Purchase Payments made since the last recalculation anniversary.


On each Contract Anniversary on or after the Annuitant's 81st birthday, the Step Up Value shall be equal to the Step Up Value on the Contract Anniversary preceding the Annuitant's 81st birthday reduced proportionately by the same percentage that any partial surrenders (including surrender charges) reduced your Fund Value since that Contract Anniversary plus any Purchase Payments made since that Contract Anniversary.


The Step Up Value payable on death will be the Step Up Value on the Contract Anniversary immediately preceding the death of the Annuitant (or Secondary Annuitant, if any)

o reduced proportionately by the same percentage that any partial surrenders (including surrender charges) reduced your Fund Value since that anniversary,

o   plus any Purchase Payments made since that Contract Anniversary, and

o   less any outstanding debt.


In no event will the Step Up Value payable on death exceed 200% of:

o the total Purchase Payments made reduced proportionately for each partial surrender (including surrender charges) and


o   less any outstanding debt.


ELECTION AND EFFECTIVE DATE OF ELECTION

The Owner may elect to have the death benefit of the Contract applied under one of four settlement options to effect an annuity for the Beneficiary as payee after the death of the Annuitant. The election must take place:

o   during the lifetime of the Annuitant, and

o   before the annuity payments start.

If no election of a settlement option for the death benefit is in effect on the date when proceeds become payable, the Beneficiary may elect:

(1) to receive the death benefit in the form of a lump sum payment; or

(2) to have the death benefit applied under one of the settlement options.



(See "Settlement options".) If an election by the payee is not received by the Company within one month following the date proceeds become payable, the payee will be considered to have elected a lump sum payment. Either election described above may be made by filing a written election with the Company in such form as it may require. Any proper election of a method of settlement of the death benefit by the Owner will become effective on the date it is signed. However, any election will be subject to any payment made or action taken by the Company before receipt of the notice at the Company's Operations Center.

Settlement option availability may be restricted by the terms of any applicable retirement plan and any applicable legislation for any limitations or restrictions on the election of a method of settlement and payment of the death benefit.


PAYMENT OF DEATH BENEFIT PROCEEDS

If the death benefit proceeds are to be paid in cash to the Beneficiary, payment will be made within seven (7) days of the date due proof of death of the Annuitant is received.

The Company may be permitted to postpone such payment from amounts payable from MONY Variable Account A under the 1940 Act. If the death benefit is to be paid in one sum to the successor Beneficiary, or to the estate of the deceased Annuitant, payment will be made within seven (7) days of the date due proof of the death of the Annuitant and the Beneficiary is received by the Company. Unless another election is made, the death benefit proceeds will be transferred to an interest bearing checking account. The Beneficiary may make partial or full withdrawals from such account through a checkbook provided to the Beneficiary.


----------------------

** In the calculations of Step Up Value, for each partial surrender, the proportion ate reduction percentage is equal to the amount of that partial surrender divided by the Fund Value immediately before the partial surrender.



23  Death benefit

8. Charges and deductions


--------------------------------------------------------------------------------


The following table summarizes the charges and deductions under the Contract:





------------------------------------------------------------------------------------------------------------------------------------
                                                  Deductions From Purchase Payments
------------------------------------------------------------------------------------------------------------------------------------
Tax charge                                           Range for State and local premium tax -- 0% to 3.50%(1).
                                                     Federal -- currently 0%
                                                     (Company reserves the right to charge in the future.)
------------------------------------------------------------------------------------------------------------------------------------
                                            Daily Deductions From MONY Variable Account A
------------------------------------------------------------------------------------------------------------------------------------
Mortality & expense risk charge                      Option 1
  Annual Rate deducted daily from average daily net  Maximum daily rate -- 0.003836%
  assets                                             Maximum annual rate -- 1.40%
                                                     -------------------------------
                                                     Option 2
                                                     Maximum daily rate -- 0.005342%
                                                     Maximum annual rate -- 1.95%
------------------------------------------------------------------------------------------------------------------------------------
                                                    Deductions from Fund Value
------------------------------------------------------------------------------------------------------------------------------------
Annual contract charge                               Maximum annual contract charge
  Option 1 -- Current charge is $30.
                                                     Option 1 -- The maximum annual contract charge is $30.
  Option 2 -- Current charge is $0.                  Option 2 -- The annual contract charge may be increased to a maximum of
                                                                 $30 on 30 days written notice.
------------------------------------------------------------------------------------------------------------------------------------
Transaction and other charges                        Maximum transaction and other charges
Transfer charge                                      Option 1 -- The Company has reserved the right to impose a charge
  Option 1 -- Current charge is $0.                              for each transfer after the first 12 transfers in a
                                                                 Contract Year which will not exceed $25.
  Option 2 -- Current charge is $0.                  Option 2 -- The Company has reserved the right to impose a charge for each transfer after the first 12 transfers in a Contract
                                                                 Year which will not exceed $25.
------------------------------------------------------------------------------------------------------------------------------------
Surrender charge
  Grades from 7% to 0% of Fund Value                 See grading schedule and "Charges and deductions -- Deductions from fund
  surrendered based on a schedule                    value" for details of how it is computed.
------------------------------------------------------------------------------------------------------------------------------------
Loan interest spread                                 2.50%
------------------------------------------------------------------------------------------------------------------------------------


(1)     Company currently assumes responsibility; current charge to Owner 0%.


The amount of the charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use such profits for any corporate purpose, including the payment of sales expenses.

DEDUCTIONS FROM PURCHASE PAYMENTS

Deductions may be made from purchase payments for a charge for state and local premium or similar taxes prior to allocation of any Net Purchase Payment among the subaccounts. Currently, the Company makes no deduction, but may do so with respect to future purchase payments. If the Company is going to make deductions for such tax from future Purchase Payments, it will give 30 days' notice to each affected Owner.

CHARGES AGAINST FUND VALUE

DAILY DEDUCTIONS FROM MONY VARIABLE ACCOUNT A


MORTALITY AND EXPENSE RISK CHARGE. The Company assumes mortality and expense risks. A charge for assuming such risks is deducted daily from the net assets of MONY Variable Account A. The charge varies based on the benefit option package selected. We may increase the amount we currently charge for mortality and expense risk, but it never will exceed the guaranteed maximum amount shown in the Fee Table.


Option 1 -- For Option 1, the daily mortality and expense risk charge from MONY Variable Account A is deducted at a current daily rate equivalent to an annual rate of 1.20% from the value of the net assets of MONY Variable Account A. The rate is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.40% from the value of the net assets of MONY Variable Account A. The mortality and expense risk charge is deducted from MONY Variable Account A, and therefore the subaccounts, on each Business Day. These charges will not be deducted from the Guaranteed Interest Account. Where the previous day (or days) was not a Business Day, the deduction currently on the next Business Day will be 0.003288% (guaranteed not to exceed 0.003836%) multiplied by the number of days since the last Business Day.

Option 2 -- For Option 2, the daily mortality and expense risk charge from MONY Variable Account A is deducted at a current daily rate equivalent to an annual rate of 1.45% from the value of the net assets of MONY America Variable Account
A. The rate is guaranteed not to


                                                      Charges and deductions  24
exceed a daily rate equivalent to an annual rate of 1.95% from the value of the net assets of MONY Variable Account A. The mortality and expense risk charge is deducted from MONY Variable Account A, and therefore the subaccounts, on each Business Day. Where the previous day (or days) was not a Business Day, the deduction currently on the next Business Day will be 0.003973% (guaranteed not to exceed 0.005342%) multiplied by the number of days since the last Business Day.

The mortality risk assumed by the Company is that Annuitants may live for a longer time than projected. If that occurs, an aggregate amount of annuity benefits greater than that projected will be payable. In making this projection, the Company has used the mortality rates from the 1983 Table "a" (discrete functions without projections for future mortality), with 3.50% interest. In addition, the Company also assumes risk in connection with the Step-Up Value. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the expense charges provided in the Contracts.

If the amount of the mortality and expense risk charge exceeds the amount needed, the excess will be kept by the Company in its General Account. If the amount of the charge is inadequate, the Company will pay the difference out of its General Account.



DEDUCTIONS FROM FUND VALUE

ANNUAL CONTRACT CHARGE. The Company has primary responsibility for the administration of the Contract and MONY Variable Account A. An annual contract charge helps to reimburse the Company for administrative expenses related to the maintenance of the Contract. Ordinary administrative expenses expected to be incurred include premium collection, recordkeeping, processing death benefit claims and surrenders, preparing and mailing reports, and overhead costs. In addition, the Company expects to incur certain additional administrative expenses in connection with the issuance of the Contract, including the review of applications and the establishment of Contract records.


The Company intends to administer the Contract itself.


The current amount of the annual contract charge depends upon the benefit option package selected.




---------------------------------------------------------
                   Annual Contract Charge
---------------------------------------------------------
         Option 1                          Option 2
---------------------------------------------------------
Current charge is $30.    Current charge is $0.
The maximum annual        The annual contract charge may
contract charge is $30.   be increased to a maximum of
                          $30.
---------------------------------------------------------


The Owner will receive a written notice 30 days in advance of any change in the charge. Any applicable charge will be assessed once per year on the Contract Anniversary, starting on the first Contract Anniversary.


If applicable, the annual contract charge is deducted from the Fund Value on each Contract Anniversary before the date annuity payments start.


The amount of the charge will be allocated against the Guaranteed Interest Account and each subaccount of MONY Variable Account A in the same proportion that the Fund Value in those accounts bears to the Fund Value of the Contract. The Company does not expect to make any profit from the Annual Contract Change.



TRANSFER CHARGE. Contract value may be transferred among the subaccounts (including transfers made by telephone, facsimile or via the web, if permitted by the Company). Although we currently do not charge for transfers, the Company reserves the right to impose a transfer charge for each transfer instructed by the Owner in a contract year. The transfer charge compensates the Company for the costs of effecting the transfer. The transfer charge will not be imposed on the first 12 transfers in any year and will not exceed $25. The Company does not expect to make a profit from the transfer charge. If imposed, the transfer charge will be deducted from the Contract's Fund Value held in the subaccount(s) from which the first transfer is made.

SURRENDER CHARGE. A contingent deferred sales charge (called a "surrender charge") will be imposed when a full or partial surrender is requested or at the start of annuity benefits if it is during the first eight years of the Contract.

The surrender charge will never exceed 7% of total Fund Value. The surrender charge is intended to reimburse the Company for expenses incurred in distributing the Contract. To the extent such charge is insufficient to cover all distribution costs, the Company will make up the difference. The Company will use funds from its General Account, which may contain funds deducted from MONY Variable Account A to cover mortality and expense risks borne by the Company. (See "Charges against fund value -- Mortality and expense risk charge".)

We impose a surrender charge when a surrender is made if:


(1) All or a part of the Contract's Fund Value (See "Surrenders") is surrendered during the first eight Contract years or

(2) The Cash Value is received at maturity when the annuity payments start during the first eight Contract years.


A surrender charge will not be imposed:


(1)  Against Fund Value surrendered after the eighth Contract Year.


(2) To the extent necessary to permit the Owner to obtain an amount equal to the free partial surrender amount (See "Deductions from fund value -- Free partial surrender amount".)

(3) If the Contract is surrendered after the third Contract Year and the surrender proceeds are paid under either Settlement Option 3 or Settlement Option 3A (See "Settlement options".)


(4) Subject to approval within a state, if the Owner is confined in a Nursing Home and the following conditions are met:

     (a) At the time a request for a full or partial surrender is made, the Company receives proof the Owner is currently confined to a Nursing Home and has spent a period of 90 consecutive days in the Nursing Home;

     (b) the confinement must have been prescribed by a physician;

     (c) the 90-day period must have started after the Contract's first anniversary; and

     (d) the Annuitant is between ages 0-75 at the time the Contract is issued.


25  Charges and deductions

--------------------------------------------------------------------------------
NURSING HOME -- A facility which



     (a) is licensed by or legally operated in a state as a skilled or intermediate care facility;

     (b) provides 24 hour per day nursing care under the supervision of a reg istered nurse to persons who do not require hospitalization but who do require care above the level of room and board with assistance;

     (c) is under the supervision of a physician; and

     (d) maintains a daily clinical record of each patient in conformance with a plan of care.

A nursing home does not include a hospital or a facility licensed only to offer supervised or assisted room and board, rest care, care of the aged or treatment of alcoholism, drug addictions or mental or nervous disorders.
--------------------------------------------------------------------------------
In no event will the aggregate surrender charge exceed 7% of the Fund Value. Further, in no event will the surrender charges imposed, when added to any surrender charges previously paid on the Contract, exceed 9% of aggregate Purchase Payments made to date for the Contract.

The Owner may specify whether he/she wants the surrender charge to be deducted from the amount requested for surrender or the Fund Value remaining. If not specified or if the Fund Value remaining is not sufficient, then the surrender charge will be deducted from the amount requested for surrender. If it is specified that the surrender charge will come from the remaining Fund Value and it is sufficient, then the Company will determine the appropriate amount to be surrendered in order to pay the surrender charge. Any surrender charge will be allocated against the Guaranteed Interest Account and each subaccount of MONY Variable Account A in the same proportion that the amount of the partial surrender allocated against those accounts bears to the total amount of the partial surrender.

No surrender charge will be deducted from death benefits except as described in "Death benefit".

If an existing MONY Master variable annuity contract issued by MONY Life Insurance Company is exchanged for this Contract, a separate effective date will be assigned to the Contract by endorsement for purposes of determining the amount of any surrender charge. The surrender charge effective date of this Contract with the endorsement will be the effective date of the existing MONY Master variable annuity contract. Your agent can provide further details. We reserve the right to disallow exchanges at any time.

AMOUNT OF SURRENDER CHARGE. The amount of the surrender charge is equal to a varying percentage of Fund Value during the first 8 Contract Years. The surrender charge is determined by multiplying the surrender charge percentage for the Contract Year by the amount of Fund Value requested as follows:





---------------------------------------------------------------------
                Surrender Charge Percentage Table
---------------------------------------------------------------------
   # of Contract Anniversaries     Surrender Charge (as a percent
      Since Effective Date          of Fund Value Surrendered)
---------------------------------------------------------------------
               0                                7%
               1                                7
               2                                6
---------------------------------------------------------------------


---------------------------------------------------------------------
                Surrender Charge Percentage Table
---------------------------------------------------------------------
   # of Contract Anniversaries     Surrender Charge (as a percent
      Since Effective Date          of Fund Value Surrendered)
---------------------------------------------------------------------
               3                                6
               4                                5
               5                                4
               6                                3
               7                                2
          8 (or more)                           0
---------------------------------------------------------------------


FREE PARTIAL SURRENDER AMOUNT. The surrender charge may be reduced by using the free partial surrender amount provided for in the Contract. The surrender charge will not be deducted in the following circumstances:


(1) For Qualified Contracts, (other than Contracts issued for IRA and SEP-IRA), an amount up to the greater of:

     (a) $10,000 (but not more than the Contract's Fund Value), or


     (b) 10% of the Contract's Fund Value at the beginning of the Contract Year, (except if the surrender is requested during the first Contract Year, then 10% of the Contract's Fund Value at the time the first surrender is requested)

may be received in each Contract Year without a surrender charge.

(2) For Non-Qualified Contracts (and Contracts issued for IRA and SEP-IRA), an amount up to 10% of the Contract's Fund Value at the beginning of the Contract Year may be received in each Contract Year without a surrender charge. The Fund Value is determined as follows:



     (a) If during the first Contract Year, at the time the first surrender is requested.


     (b) If during any Contract year after the first Contract Year, at the beginning of such year.


Contract Fund Value here means the Fund Value in the subaccounts and the Guaranteed Interest Account (not the loan account).

Free partial surrenders may only be made to the extent Cash Value in the subaccounts and/or the Guaranteed Interest Account is available. For example, the Fund Value in the Variable Account could decrease (due to unfavorable investment experience) after part of the 10% was withdrawn. In that case it is possible that there may not be enough Cash Value to provide the remaining part of the 10% free partial surrender amount.


TAXES

Currently, no charge will be made against MONY Variable Account A for federal income taxes. However, the Company may make such a charge in the future if income or gains within MONY Variable Account A will incur any federal income tax liability. Charges for other taxes, if any, attributable to MONY Variable Account A may also be made. (See "Federal Tax Status".) In addition, there is currently no tax on annuity purchase payments in New York. We will notify you of the amount of any tax and if such a tax becomes applicable to your Contract. We may waive any deduction of taxes on purchase payments. But, if we do, we can stop waiving them on future payments if we give you at least 30 days written notice.



                                                      Charges and deductions  26

INVESTMENT ADVISORY AND OTHER FEES


Each portfolio in which the Variable Account invests incurs certain fees and charges. To pay for these fees and charges, the portfolio makes deductions from its assets. The portfolio expenses are described more fully in each Fund prospectus.


We sell the Contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the Contracts. You do not directly pay these commissions, we do. We intend to recover commissions, marketing, administrative and other expenses and cost of Contract benefits through the fees and charges imposed under the Contracts. (See "Distribution of the Contracts" for more information.)



27  Charges and deductions

9. Annuity provisions


--------------------------------------------------------------------------------


ANNUITY PAYMENTS
Annuity payments under a Contract will begin on the date that is selected by the Owner when the Contract is applied for. The date chosen for the start of annuity payments may be:

(1)  no earlier than the 10th Contract Anniversary , and


(2)  no later than the Contract Anniversary after the Annuitant's 90th birthday.


While the Annuitant is living, the date when annuity payments start may be:

(1) Advanced to a date that is not earlier than the 13th Contract month after the Contract Effective Date.

(2)  Deferred from time to time by the Owner by written notice to the Company.

The date when annuity payments start will be advanced or deferred if:

(1) Notice of the advance or deferral is received by the Company prior to the current date for the start of annuity payments.

(2) The new start date for annuity payments is a date which is not later than the Contract Anniversary after the Annuitant's 90th birthday.

The change will be effective as of the date we receive your written request at our Operations Center. You do not need to return the Contract for us to make the change unless we ask for it.

A particular retirement plan may contain other restrictions. For Contracts issued in connection with retirement plans, reference should be made to the terms of the particular retirement plan for any limitations or restrictions on when annuity payments start.


When annuity payments start, unless Settlement Option 3 or 3A is elected, the greater of (a) the Contract's Cash Value or (b) 95% of the Fund Value (less any debt if a contract is issued under a 401(k) Plan), less any tax charge which may be imposed upon annuitization, will be applied to provide an annuity or any other option previously chosen by the owner and permitted by the Company. If Settlement Option 3 or 3A is elected, the Contract's Fund Value (less any state taxes imposed upon annuitization) and less any outstanding debt (if a Contract is issued under a 401(k) Plan) will be applied to provide an annuity.

A supplementary contract will be issued. That contract will describe the terms of the settlement. No payments may be requested under the Contract's surrender provisions after annuity payments start. No surrender will be permitted except as may be available under the settlement option elected.


ELECTION AND CHANGE OF SETTLEMENT OPTION

Instead of being paid in a single sum, you may elect to receive any death or surrender proceeds from the Contract in the form of a settlement option. During the lifetime of the Annuitant and prior to the start of annuity payments, the Owner may elect:

o One or more of the settlement options described below, or


o Another settlement option as may be agreed to by the Company.

The Owner may also change any election while the Annuitant is living if written notice of the change is received by the Company at its Operations Center prior to the start of annuity payments. If no election is in effect when annuity payments start, a lump sum payment will be considered to have been elected.


Settlement options may also be elected by the Owner or the Beneficiary as provided in the Death benefit and Surrender sections of this prospectus. (See "Death benefit" and "Surrenders".)


Where applicable, reference should be made to the terms of a particular retirement plan and any applicable legislation for any limitations or restrictions on the options that may be elected.



SETTLEMENT OPTIONS

Proceeds settled under the settlement options listed below or otherwise currently available will not participate in the investment experience of MONY Variable Account A. Unless you elect Settlement Option 1, you cannot change settlement options once settlement payments begin.

SETTLEMENT OPTION 1 -- INTEREST INCOME: The Company holds the proceeds and credits interest earned on the proceeds at a rate (not less than 2.75% per year) set by the Company each year. This Settlement Option 1 will continue until the earlier of the date the payee dies or the date you elect another settlement option. Under certain contracts, this option is not available if the annuitant is the payee.


SETTLEMENT OPTION 2 -- INCOME FOR SPECIFIED PERIOD: Fixed monthly payments for a specified period of time, as elected. The payments may, at the Company's option, be increased by additional interest each year.

SETTLEMENT OPTION 3 -- SINGLE LIFE INCOME: Payments for the life of the payee and for a period certain. The period certain may be (a) 0 years, 10 years, or 20 years, or (b) the period required for the total income payments to equal the proceeds (refund period certain). The amount of the income will be determined by the Company on the date the proceeds become payable.

SETTLEMENT OPTION 3A -- JOINT LIFE INCOME: Payments during the joint lifetime of the payee and one other person, and during the lifetime of the survivor. The survivor's monthly income may be equal to either (a) the income payable during the joint lifetime or (b) two-thirds of that income depending on the election made at the time of settlement. If the lesser (two-thirds) amount paid to the survivor is elected, the dollar amount payable while both persons are living will be larger than it would have been if the same amount paid to the survivor had been elected. If a person for whom this option is chosen dies before the first monthly payment is made, the survivor will receive proceeds instead under Settlement Option 3, with 10 years certain.


                                                          Annuity provisions  28

SETTLEMENT OPTION 4 -- INCOME OF SPECIFIED AMOUNT: Income, of an amount chosen, for as long as the proceeds and interest last. The amount chosen to be received as income in each year may not be less than 10% of the proceeds settled. Interest will be credited annually on the amount remaining unpaid at a rate determined annually by the Company. This rate will not be less than 2.75 % per year.

The Contract contains annuity payment rates for Settlement Options 3 and 3A described in this prospectus. The rates show, for each $1,000 applied, the dollar amount of the monthly fixed annuity payment, when this payment is based on minimum guaranteed interest as described in the Contract.

The annuity payment rates may vary according to the settlement option elected and the age of the payee. The mortality table used in determining the annuity payment rates for Settlement Options 3 and 3A is the 1983 Table "a" (discrete functions, without projections for future mortality), with 3.50% interest per year.


Under Settlement Option 3, if income based on the period certain elected is the same as the income provided by another available period or periods certain, the Company will consider the election to have been made of the longest period certain.

In Qualified Plans, settlement options available to Owners may be restricted by the terms of the plans.



FREQUENCY OF ANNUITY PAYMENTS

At the time the settlement option is chosen, the payee may request that it be paid:

o Quarterly;

o Semiannually; or


o Annually


If the payee does not request a particular installment payment schedule, the payments will be made in monthly installments. However, if the net amount available to apply under any settlement option is less than $1,000, the Company has the right to pay such amount in one lump sum. In addition, if the payments provided for would be less than $25, the Company shall have the right to change the frequency of the payments to result in payments of at least $25.


ADDITIONAL PROVISIONS

The Company may require proof of the age of the Annuitant before making any life annuity payment under the Contract. If the Annuitant's age has been misstated, the amount payable will be the amount that would have been provided under the settlement option at the correct age. Once life income payments begin, any underpayments will be made up in one sum with the next annuity payment. Overpayments will be deducted from the future annuity payments until the total is repaid.


The Contract must be returned to the Company upon any settlement. Prior to any settlement of a death claim, proof of the Annuitant's death must be submitted to the Company.

Where any benefits under the Contract are contingent upon the recipient's being alive on a given date, the Company requires proof satisfactory to it that such condition has been met.


The Contracts described in this prospectus contain annuity payment rates that distinguish between men and women. On July 6, 1983, the Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Because of this decision, the annuity payment rates that apply to Contracts purchased under an employment-related insurance or benefit program may in some cases not vary on the basis of the Annuitant's sex. Unisex rates to be provided by the Company will apply for Qualified Plans.


Employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII, generally and any comparable state laws that may apply, on any employment-related plan for which a Contract may be purchased.

The Contract is incontestable from its date of issue.

29  Annuity provisions

10. Other provisions


--------------------------------------------------------------------------------


OWNERSHIP

The Owner has all rights and may receive all benefits under the Contract. During the lifetime of the Annuitant (and Secondary Annuitant if one has been named), the Owner is the person designated in the application, unless:

(1) A change in Owner is requested, or


(2) A Successor Owner becomes the Owner.

The Owner may name a Successor Owner or a new Owner at any time. If the Owner dies, the Successor Owner, if living, becomes the Owner. Any request for change must be:

(1) made in writing; and

(2) received at the Company.

The change will become effective on the date the written request is signed. A new choice of Owner or successor owner will apply to any payment made or action taken by the Company after the request for the change is received. Owners should consult a competent tax adviser prior to changing Owners.

--------------------------------------------------------------------------------

SUCCESSOR OWNER -- The living person who, at the death of the Owner, becomes the new Owner.
--------------------------------------------------------------------------------
PROVISION REQUIRED BY SECTION 72(S) OF THE CODE


The interest under a Non-Qualified Contract must be distributed within five years after the Owner's death if:

o the Owner dies before the start of annuity payments, and

o the Owner's spouse is not the Successor Owner as of the date of the Owner's death.


Satisfactory proof of death must be provided to the Company.

This provision shall not extend the term of the Contract beyond the date when death proceeds become payable.


The surrender proceeds may be paid over the life of the Successor Owner if:

o the Successor Owner is the Beneficiary, and

o the Successor Owner chooses that option.


Payments must begin no later than one year after the date of death. If the successor owner is a surviving spouse, then the surviving spouse will be treated as the new Owner of the Contract. Under such circumstances, it is not necessary to surrender the Contract.

If the Owner dies on or after annuity payments start, any remaining portion of the proceeds will be distributed using a method that is at least as quick as the one used as of the date of the Owner's death.



PROVISION REQUIRED BY SECTION 401(A)(9) OF THE CODE

The entire interest of a Qualified Plan participant in the Contract generally will begin to be distributed no later than the required beginning date. For this purpose "Qualified Plans" include those intended to qualify under Sections 401 and 408 of the Code. Distribution will occur either by or beginning not later than April 1 of the calendar year following the calendar year the Qualified Plan Participant attains age 70-1/2. The interest is distributed:


(1) over the life of such Participant, or

(2) the lives of such Participant and Designated Beneficiary.

If (i) required minimum distributions have begun and (ii) the Participant dies before the Owner's entire interest has been distributed to him/her, the remaining distributions will be made using a method that is at least as rapid as that used as of the date of the Participant's death. The Contract generally will be surrendered as of the Participant's death if:


(1) the Participant dies before the start of such distributions, and

(2) there is no designated Beneficiary.

The surrender proceeds generally must be distributed within 5 years after the date of death. But the surrender proceeds may be paid over the life of any Designated Beneficiary at his/her option. In such case, distributions will begin not later than one year after the Participant's death. If the Designated Beneficiary is the surviving spouse of the Participant, distributions will begin not earlier than the date on which the Participant would have attained age 70-1/2. If the surviving spouse dies before distributions to him/her begin, the provisions of this paragraph shall be applied as if the surviving spouse were the Participant. If the Plan is an IRA under Section 408 of the Code, the surviving spouse may elect to forgo distribution and treat the IRA as his/her own plan. Although the lifetime required minimum distribution rules do not apply to Roth IRAs under Section 408A of the Code, the post-death distribution rules apply.

It is the Owner's responsibility to assure that distribution rules imposed by the Code will be met. The Owner should consider the effect of recent revisions to the distribution rules which could increase the minimum distribution amount required from annuity contracts funding Qualified Plans where certain additional benefits are purchased under the contract. The Owner may want to consult a tax advisor concerning the potential application of these complex rules before purchasing this annuity contract or purchasing additional features under this annuity contract.


SECONDARY ANNUITANT


Except where the Contract is issued in connection with a Qualified Plan, a Secondary Annuitant may be designated by the Owner. Such designation may be made only once before annuitization, either

(1)  in the application for the Contract, or

(2) after the Contract is issued, by written notice to the Company at its Operations Center.


                                                            Other provisions  30

You cannot change the Secondary Annuitant, but you can delete the Secondary Annuitant. The Secondary Annuitant may be deleted by written notice to the Company at its Operations Center. A designation or deletion of a Secondary Annuitant will take effect as of the date the written election was signed. The Company, however, must first accept and record the change at its Operations Center. The change will be subject to:

(1)  any payment made by the Company, or

(2) action taken by the Company before receipt of the notice at the Company's Operations Center.

The Secondary Annuitant will be deleted from the Contract automatically by the Company as of the Contract Anniversary following the Secondary Annuitant's 95th birthday.

On the death of the Annuitant, the Secondary Annuitant will become the Annuitant, under the following conditions:

(1) the death of the Annuitant must have occurred before the Annuity Starting Date;

(2)  the Secondary Annuitant is living on the date of the Annuitant's death;

(3) if the Annuitant was the Owner on the date of death, the Successor Owner must have been the Annuitant's spouse; and

(4) if the date annuity payments start is later than the Contract Anniversary nearest the Secondary Annuitant's 95th birthday, the date annuity payments start will be automatically advanced to that Contract Anniversary.


EFFECT OF SECONDARY ANNUITANT'S BECOMING THE ANNUITANT. If the Secondary Annuitant becomes the Annuitant, the death benefit proceeds will be paid to the Beneficiary only on the death of the Secondary Annuitant. If the Secondary Annuitant was the Beneficiary on the Annuitant's death, the Beneficiary will be automatically changed to the person who was the successor Beneficiary on the date of death. If there was no successor Beneficiary, then the Secondary Annuitant's executors or administrators, unless the Owner directed otherwise, will become the Beneficiary. All other rights and benefits under the Contract will continue in effect during the lifetime of the Secondary Annuitant as if the Secondary Annuitant were the Annuitant.


ASSIGNMENT

The Owner may assign the Contract. However, the Company will not be bound by any assignment until the assignment (or a copy) is received by the Company at its Operations Center. The Company is not responsible for determining the validity or effect of any assignment. The Company shall not be liable for any payment or other settlement made by the Company before receipt of the assignment.


If the Contract is issued under certain retirement plans, then it may not be assigned, pledged or otherwise transferred except under conditions allowed under applicable law.

Because an assignment may be a taxable event, an Owner should consult a competent tax advisor before assigning the Contract.


CHANGE OF BENEFICIARY

So long as the Annuitant is living, the Owner may change the Beneficiary or successor Beneficiary. A change is made by submitting a written request to the Company at its Operations Center. The form of the request must be acceptable to the Company. The Contract need not be returned unless requested by the Company. The change will take effect as of the date the request is signed. The Company will not, however, be liable for any payment made or action taken before receipt of the request at its Operations Center.


SUBSTITUTION OF SECURITIES


The Company may substitute shares of another mutual fund for shares of the Funds already purchased or to be purchased in the future by Contract Purchase Payments if:

(1) the shares of any portfolio of the Funds is no longer available for investment by MONY Variable Account A or,

(2) in the judgment of the Company's Board of Directors, further investment in shares of one or more of the portfolios of the Funds is inappropriate based on the purposes of the Contract.


The new portfolios may have higher fees and charges than the ones they replaced, and not all portfolios may be available to all classes of Contracts. We will notify you before we substitute securities in any subaccount, and, to the extent required by law, we will obtain prior approval from the Securities and Exchange Commission and the New York Insurance Department. We also will obtain any other required approvals. (See "Who is MONY Life Insurance Company - Mony Variable Account A" for more information about changes we may make to the subaccounts).


CHANGE IN OPERATION OF MONY VARIABLE
ACCOUNT A


To the extent permitted by applicable law, MONY Variable Account A (i) may be operated as a management company under the 1940 Act, (ii) may be deregistered under the 1940 Act in the event the registration is no longer required, or
(iii) may be combined with any of our other MONY Separate Accounts.

Deregistration of MONY Variable Account A requires an order by the Securities and Exchange Commission. If there is a change in the operation of MONY Variable Account A under this provision, the Company may make appropriate endorsement to the Contract to reflect the change, and take such other action as may be necessary and appropriate to effect the change.


31  Other provisions

11. Voting rights

--------------------------------------------------------------------------------


All of the assets held in the subaccounts of MONY Variable Account A will be invested in shares of the designated portfolios of the Funds. The Company is the legal holder of these shares.


To the extent required by law, the Company will vote the shares of each of the Funds held in MONY Variable Account A (whether or not attributable to Owners).

We will determine the number of votes which you have the right to cast by applying your percentage interest in a subaccount to the total number of votes attributable to that subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote portfolio shares of a class held in a subaccount for which we received no timely instructions in proportion to the voting instructions which we received for all Contracts participating in that subaccount. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a Fund calls a shareholders meeting, each person having a voting interest in a subaccount will receive proxy voting material, reports, and other materials relating to the relevant portfolio. Since each Fund may engage in shared funding, other persons or entities besides the Company may vote Fund shares.


                                                               Voting rights  32

12. Distribution of the contracts


--------------------------------------------------------------------------------


The Contracts are distributed through MONY Securities Corporation ("MSC"), a wholly owned subsidiary of MONY Life Insurance Company ("Company"). MSC serves as the principal underwriter of the securities issued with respect to the Separate Account and distributor for the sale of the Contracts. MSC also acts as the distributor for other variable insurance products offered by the Company. MSC is registered as a broker-dealer with the SEC and is a member of the National Association of Securities Dealers, Inc. ("NASD"). The principal place of business of both MSC and the Company is 1290 Avenue of the Americas, New York, NY 10104. The offering is intended to be continuous.

The Contracts are sold by registered representatives of MSC and by financial professionals of both affiliated and unaffiliated broker-dealers that have entered into selling agreements with MSC. Registered representatives of MSC are also licensed insurance agents of the Company. Affiliated broker-dealers may include Advest, Inc., AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") all of which are under the common control of AXA Financial, Inc.

On or about June 6, 2005, subject to regulatory approval, registered representatives of MSC will become registered representatives of AXA Advisors. Also, AXA Advisors and AXA Distributors will replace MSC as principal underwriter of the separate account and distributor of the Contracts. Accordingly, upon regulatory approval and implementation of the transactions described above, references in this prospectus to MSC shall thereafter be considered references to AXA Advisors and/or AXA Distributors.

AXA Advisors (the successor to EQ Financial Consultants, Inc.), an affiliate of the Company and AXA Equitable Life Insurance Company ("AXA Equitable"), and AXA Distributors, an affiliate of the Company and indirect wholly owned subsidiary of AXA Equitable, are registered with the SEC as broker-dealers and are members of the NASD. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. Both broker-dealers also act as distributors for other AXA Equitable annuity products. AXA Distributors is a successor by merger to all of the functions, rights and obligations of Equitable Distributors, Inc. ("EDI"). Like AXA Distributors, EDI was owned by Equitable Holdings, LLC.

A maximum of 6.50% of the total premiums made under the Contracts plus, starting in the second Contract Year, up to 0.25% of the account value of the Contract sold is paid, by the company to MSC, as sales compensation. MSC, in turn, may pay its financial professionals (or Selling broker-dealers) either all or a portion of the sales compensation it receives.

As discussed above, MSC has agreements with other selling broker-dealers that are NASD members and whose representatives are authorized by applicable law to sell variable insurance contracts. Effective on or about June 6, 2005, AXA Distributors may enter into selling agreements with selling broker-dealers, including broker-dealers that had previously entered into selling agreements with MSC. Commissions paid to these broker-dealers for their registered representatives will not exceed the commissions described above. The sales compensation we pay varies among broker-dealers. MSC may also receive compensation and reimbursement for its marketing services under the terms of its distribution agreement with the Company.

MSC may also pay certain affiliated and/or unaffiliated broker-dealers and other financial intermediaries additional compensation for certain services and/or in recognition of certain expenses that may be incurred by them or on their behalf (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of the Company's product on a company and/or product list; sales personnel training; due diligence and related costs; marketing and related services; conferences; and/or other support services, including some that may benefit the contract owner. Payments may be based on the amount of assets or purchase payments attributable to contracts sold through a broker-dealer. We may also make fixed payments to broker-dealers in connection with the initiation of a new relationship or the introduction of a new product. These payments may serve as an incentive for selling broker-dealers to promote the sale of our products. Additionally, as an incentive for financial professionals of selling broker-dealers to promote the sale of our products, we may increase the sales compensation paid to the selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). These types of payments are made out of the MSC's assets. Not all selling broker-dealers receive additional compensation. For more information about any such arrangements, ask your financial professional.

MSC will receive 12b-1 fees from certain portfolios for providing certain distribution and/or shareholder support services. In connection with portfolios offered through unaffiliated insurance trusts, MSC may also receive other payments from the portfolio advisers and/or their affiliates for administrative costs, as well as payments for sales meetings and/or seminar sponsorships.

In an effort to promote the sale of our products, MSC may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or compensation for the sale of an affiliated variable product than it would the sale of an unaffiliated product. Such practice is known as providing "differential compensation." Other forms of compensation financial professionals may receive include health and retirement benefits. In addition, managerial personnel may receive expense reimbursements, marketing allowances and commission-based payments known as "overrides." For tax reasons, MSC financial professionals qualify for health and retirement benefits based solely on their sales of our affiliated products.

These payments and differential compensation (together, the "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the financial professional to show preference in recommending the purchase or sale of our products. However, under applicable rules



33  Distribution of the contracts
of the NASD, financial professionals of MSC may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category.

In addition, MSC financial professionals who meet specified production levels for the sale of both affiliated and unaffiliated products may qualify, under sales incentive programs adopted by the Company, to receive non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid educational seminars and merchandise.

Although the Company takes all of its costs into account in establishing the level of fees and expenses in our products, any compensation paid will not result in any separate charge to you under your contract. All payments made will be in compliance with all applicable NASD rules and other laws and regulations.



                                               Distribution of the contracts  34

13. Federal tax status

--------------------------------------------------------------------------------
INTRODUCTION
The Contract described in this prospectus is designed for use in connection with certain types of Qualified Plans and on a nonqualified basis. The ultimate effect of federal income taxes on

o the value of the Contract's Fund Value,

o annuity payments,

o death benefit, and

o economic benefit to the Owner, Annuitant, and the Beneficiary may depend upon

o the type of retirement plan for which the Contract is purchased, and

o the tax and employment status of the individual concerned.

The following discussion of the treatment of the Contract and of the Company under the federal income tax laws is general in nature. The discussion is based on the Company's understanding of current federal income tax laws, and is not intended as tax advice. These federal income tax laws may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a Contract. Any person considering the purchase of a Contract should consult a qualified tax adviser. Additional information on the treatment of the Contract under federal income tax laws is contained in the Statement of Additional Information. The Company does not make any guarantee regarding any tax status, federal, state, or local, of any Contract or any transaction involving the Contract.


TAXATION OF ANNUITIES IN GENERAL

The Contract described in this prospectus is designed for use in connection with certain types of Qualified Plans and on a nonqualified basis. All or a portion of the contributions to such qualified plans will be used to make Purchase Payments under the Contract. In general, contributions to Qualified Plans and income earned on contributions to all plans are tax-deferred until distributed to plan participants or their beneficiaries. Such tax deferral is not, however, available for Non-Qualified Contracts if the Owner is other than a natural person unless the Contract is held as an agent for a natural person. Annuity payments made under a Contract are generally taxable to the Annuitant as ordinary income except to the extent of:

o Participant after-tax contributions (in the case of Qualified Plans), or

o Owner contributions (in the case of Non-Qualified Contracts).

Owners, Annuitants, and Beneficiaries should seek advice from their own tax advisers about the tax consequences of distributions, withdrawals and payments under Non-Qualified Contracts and under any Qualified Plan in connection with which the Contract is purchased. For Qualified Contracts, among other things individuals should discuss with their tax advisers are the "required minimum distribution rules" which generally require distributions to be made after age 70-1/2 and after death, including requirements applicable to the calculation of such required distributions from annuity contracts funding Qualified Plans.

Federal tax law imposes requirements for determining the amount includable in gross income with respect to distributions not received as an annuity. Distributions include, but are not limited to, transfers, including gratuitous transfers, and pledges of the contract are treated the same as distributions. Distributions from all annuity contracts issued during any calendar year by the same company (or an affiliate) to the Owner (other than those issued to qualified retirement plans) in the same year will be treated as distributed from one annuity contract. The IRS is given power to prescribe additional rules to prevent avoidance of this rule through serial purchases of contracts or otherwise. None of these rules affect Qualified Plans.

The Company will withhold and remit to the United States Government and, where applicable, to state and local governments, part of the taxable portion of each distribution made under a Contract unless the Owner or Annuitant:

(1) provides his or her taxpayer identification number to the Company, and

(2) notifies the Company that he or she chooses not to have amounts withheld.

Distributions of plan benefits from qualified retirement plans, other than traditional individual retirement arrangements ("traditional IRAs"), generally will be subject to mandatory federal income tax withholding unless they are:

(1) Part of a series of substantially equal periodic payments (at least annually) for

     (a) the participant's life or life expectancy,

     (b) the joint lives or life expectancies of the participant and his/ her beneficiary,

     (c) or a period certain of not less than 10 years;

(2)  Required minimum distributions; or

(3)  Qualifying hardship distributions.

The withholding can be avoided if the participant's interest is directly rolled over by the old plan to another eligible retirement plan, including a traditional IRA. A direct rollover to the new plan can be made only in accordance with the terms of the old plan.

Under the generation skipping transfer tax, the Company may be liable for payment of this tax under certain circumstances. In the event that the Company determines that such liability exists, an amount necessary to pay the generation skipping transfer tax may be subtracted from the death benefit proceeds.



35  Federal tax status

RETIREMENT PLANS

Aside from Contracts purchased on a nonqualified basis the Contract described in this Prospectus currently can be used with the following types of qualified retirement plans:

(1) Pension and Profit Sharing Plans established by business employers and certain associations, as permitted by Sections 401(a) and 401(k) of the Code, including those purchasers who would have been covered under the rules governing H.R. 10 (Keogh) Plans;

(2) Individual Retirement Annuities permitted by Section 408(b) of the Code, including Simplified Employee Pensions established by employers pursuant to
     Section 408(k);

(3)  Roth IRAs permitted by Section 408A of the Code; and

(4) Deferred compensation plans provided by certain governmental entities and tax-exempt organizations under Section 457.

The tax rules applicable to participants in such retirement plans vary according to the type of plan and its terms and conditions. Therefore, no attempt is made here to provide more than general information about the use of the Contract with the various types of retirement plans. Participants in such plans as well as Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under these plans are subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. The Company will provide purchasers of Contracts used in connection with Individual Retirement Annuities with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency. Any person contemplating the purchase of a Contract should consult a qualified tax adviser.


TAX TREATMENT OF THE COMPANY

Under existing federal income tax laws, the income of MONY Variable Account A, to the extent that it is applied to increase reserves under the Contract, is substantially nontaxable to the Company.



                                                          Federal tax status  36

14. Additional information

--------------------------------------------------------------------------------


This prospectus does not contain all the information set forth in the registration statement, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The omitted information may be obtained from the Commission's principal office in Washington, D.C., upon payment of the fees prescribed by the Commission or by accessing the SEC's website at http://www.sec.gov.

For further information with respect to the Company and the Contracts offered by this prospectus, including the Statement of Additional Information (which includes applicable financial statements), Owners and prospective investors may also contact the Company at its address or phone number set forth on the cover of this Prospectus for requesting such statement. The Statement of Additional Information is available from the Company without charge.



37  Additional information

15. Legal proceedings

--------------------------------------------------------------------------------


MONY Life Insurance Company and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to an Owner's interest in MONY Variable Account A, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.



                                                           Legal proceedings  38

16. Financial statements

--------------------------------------------------------------------------------


The audited financial statements of MONY Variable Account A and the Company are set forth in the Statement of Additional Information.

These financial statements have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm. The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.



39  Financial statements

Appendix I: Condensed financial information


--------------------------------------------------------------------------------

                          MONY LIFE INSURANCE COMPANY
                            MONY VARIABLE ACCOUNT A
                           ACCUMULATION UNIT VALUES


-----------------------------------------------------------------------------------------------------------------
                                                       Unit Value                     Units Outstanding
                                           ----------------------------------------------------------------------
                                             Dec. 31    Dec. 31,    Dec. 31,    Dec. 31,    Dec. 31,    Dec. 31,
                 Option 1                     2004        2003        2002        2004        2003       2002
-----------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value                       $12.65     $11.52        N/A          49,350      17,837        N/A
AIM V.I. Financial Services                 11.12      10.36      $8.09          11,160       8,583      3,674
AIM V.I. Health Sciences                    10.30       9.69       7.68          41,590      37,617     24,014
AIM V.I. Mid Cap Core Equity                12.76      11.35         N/A          8,181       2,770        N/A
AIM V.I. Technology Fund                     9.51       8.99       6.77           8,302       4,523      1,925
Alger American Balanced                     10.93      10.58       8.99          83,156      87,236     44,349
Alger American MidCap Growth                12.60      11.28       7.73          72,382      40,767     15,716
Dreyfus IP Small Cap Stock Index            13.54      11.24        N/A          10,359       1,906        N/A
EQ/Bear Stearns Small Company Growth        10.88       9.79       8.05          59,904      47,197     24,548
EQ/Boston Advisors Equity Income            11.92      10.23       8.18          58,969      48,949     12,910
EQ/Enterprise Managed                       10.43       9.72       8.14          84,672     103,205     79,722
EQ/Enterprise Deep Value                    11.89      11.05        N/A           8,077       7,866        N/A
EQ/Enterprise Global Socially Responsive    11.61      10.42       8.32           6,802       3,866      2,236
EQ/Enterprise Multi-Cap Growth               9.72       9.14       6.88          22,009      23,371      6,209
EQ/Government Securities                    10.56      10.54      10.49         240,367     239,671    224,149
EQ/Long Term Bond                           12.36      11.59      11.19          98,243      85,823     72,436
EQ/Mergers and Acquisitions                 10.71      10.29        N/A          60,343       2,830        N/A
EQ/Montag & Caldwell Growth                  9.47       9.21       7.96         286,735     252,471    116,944
EQ/MONY Money Market                         9.97       9.99      10.03         296,115     355,032    259,582
EQ/PIMCO Real Return                        11.42      11.03      10.56          72,569      52,161     36,073
EQ/Short Duration                           10.02       9.97        N/A          23,471       8,954        N/A
EQ/Small Company Value                      15.02      12.57       9.26         251,616     172,383    106,964
EQ/UBS Growth and Income                    11.14       9.95       7.90         144,133      70,201     49,336
Franklin Income Securities                  12.63      11.23        N/A          76,561      12,235        N/A
Franklin Rising Dividends Securities        13.06      11.90        N/A          34,557       9,081        N/A
Franklin Zero Coupon 2010                   10.45      10.13        N/A           6,822       3,259        N/A
Janus Aspen Series Flexible Bond            11.59      11.31      10.78          97,479      90,377     44,122
Janus Aspen Series Forty                    12.21      10.48       8.82          27,098      22,879     10,723
Janus Aspen Series International Growth     12.36      10.54       7.93          84,750      67,357     34,286
Liberty Ridge Mid-Cap                       13.57      11.55       8.71         117,049     106,076     49,397
Liberty Ridge Select Value                   9.17       9.02       7.72          46,205      48,928     27,979
Lord Abbett Bond-Debenture                  13.25      12.43      10.66         202,238     156,124     70,844
Lord Abbett Growth and Income               11.78      10.59       8.18         179,724     138,115     58,971
Lord Abbett Mid-Cap Value                   13.39      10.92       8.86          77,661      57,813     37,332
MFS(R) Mid Cap Growth                        9.71       8.58       6.34          33,982      28,736      9,709
MFS(R) New Discovery                        10.41       9.89       7.49          29,115      29,453      9,361
MFS(R) Total Return                         11.72      10.65       9.27         167,253     136,547     78,946
MFS(R) Utilities                            14.04      10.91       8.13          33,037      15,242      9,203
Oppenheimer Global Securities               14.91      12.69        N/A          30,779       5,620        N/A
Oppenheimer Main Street(R)                  12.83      11.90        N/A          34,092       7,653        N/A
PIMCO Global Bond (Unhedged)                14.68      13.44      11.88          56,821      47,127     37,932
PIMCO Real Return Bond                      13.41      12.46      11.58         309,837     242,647    182,987
PIMCO StocksPlus Growth and Income          11.69      10.67       8.29         140,680     107,104     57,664
ProFund VP Bear                               N/A        N/A        N/A             N/A         N/A        N/A
ProFund VP Rising Rates Opportunity          7.96       9.04        N/A          22,911       3,642        N/A
ProFund VP Ultra Bull                       14.13      12.21        N/A          18,369       4,926        N/A
-----------------------------------------------------------------------------------------------------------------


                                 Appendix I: Condensed financial information I-1

-----------------------------------------------------------------------------------------------------------------
                                                       Unit Value                     Units Outstanding
                                          -----------------------------------------------------------------------
                                             Dec. 31    Dec. 31,    Dec. 31,    Dec. 31,    Dec. 31,    Dec. 31,
                 Option 1                     2004        2003        2002        2004        2003       2002
-----------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity      14.74      12.12       8.19          16,319      12,561      2,968
Van Kampen UIF Global Value Equity          11.30      10.08       7.91          16,325      13,217     11,857
Van Kampen UIF U.S. Real Estate             17.85      13.24       9.75         130,400      81,189     40,986
-----------------------------------------------------------------------------------------------------------------
                 Option 2
-----------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value                       $12.60     $11.51        N/A          81,002      18,261        N/A
AIM V.I. Financial Services                 11.81      11.02      $8.63          17,089       4,627      3,085
AIM V.I. Health Sciences                    10.99      10.37       8.23          44,205      23,926     13,013
AIM V.I. Mid Cap Core Equity                13.13      11.70        N/A          21,967       6,535        N/A
AIM V.I. Technology                         12.57      11.92       9.00           7,601       4,114        355
Alger American Balanced                     11.21      10.88       9.27          70,519      37,157     11,411
Alger American MidCap Growth                12.43      11.16       7.66          74,886      42,116      7,978
Dreyfus IP Small Cap Stock Index            13.80      11.49        N/A          29,914       6,276        N/A
EQ/Bear Stearns Small Company Growth        11.40      10.28       8.48          80,288      51,398     11,806
EQ/Boston Advisors Equity Income            12.41      10.69       8.56         105,761      53,525     12,883
EQ/Enterprise Managed                       11.21      10.48       8.79          92,456      40,810      8,032
EQ/Enterprise Deep Value                    12.49      11.64        N/A          12,222       6,561        N/A
EQ/Enterprise Global Socially Responsive    12.65      11.38       9.11          17,483       8,770      4,726
EQ/Enterprise Multi-Cap Growth              11.53      10.88       8.20          60,383      24,429      4,449
EQ/Government Securities                    10.43      10.44      10.42         255,228     166,680     77,016
EQ/Long Term Bond                           12.24      11.51      11.14          52,593      40,180     24,616
EQ/Mergers and Acquisitions                 10.61      10.22        N/A          34,129         929       N/A
EQ/Montag & Caldwell Growth                  9.50       9.26       8.02         234,654     166,610     32,995
EQ/MONY Money Market                         9.90       9.95      10.00         311,341     447,335    206,836
EQ/PIMCO Real Return                        11.29      10.94      10.50          72,966      65,130     30,482
EQ/Short Duration                            9.97       9.95        N/A          42,191      31,125        N/A
EQ/Small Company Value                      13.41      11.25       8.30         224,592     141,664     47,346
EQ/UBS Growth and Income                    10.87       9.74       7.74          63,308      38,092     13,205
Franklin Income Securities                  12.72      11.34        N/A         119,996      27,481        N/A
Franklin Rising Dividends Securities        12.92      11.81        N/A          35,936       8,861        N/A
Franklin Zero Coupon 2010                    9.79       9.51        N/A           9,095       3,823        N/A
Janus Aspen Series Flexible Income Bond     11.43      11.19      10.68          67,865      47,474     20,340
Janus Aspen Series Forty                    12.33      10.60       8.95          54,586      31,031      6,715
Janus Aspen Series International Growth     12.46      10.65       8.03         100,383      58,249     15,171
Liberty Ridge Mid-Cap                       12.84      10.96       8.28         135,892      74,438     22,736
Liberty Ridge Select Value                   9.91       9.78       8.39          19,351      13,039      3,608
Lord Abbett Bond-Debenture                  12.66      11.91      10.24          96,158      54,505     13,278
Lord Abbett Growth and Income               11.92      10.74       8.32         184,623     106,932     21,037
Lord Abbett Mid-Cap Value                   13.15      10.76       8.75         126,050      65,299     23,207
MFS(R) Mid Cap Growth                       15.68      13.89      10.28          30,855      13,674      1,222
MFS(R) New Discovery                        11.43      10.89       8.26          19,628      14,480      1,120
MFS(R) Total Return                         11.54      10.52       9.18         117,500      80,016     15,392
MFS(R) Utilities                            15.98      12.46       9.30          36,244       7,017      1,450
Oppenheimer Global Securities               14.35      12.25        N/A          95,445      25,327        N/A
Oppenheimer Main Street(R)                  12.10      11.25        N/A         105,692      38,363        N/A
PIMCO Global Bond (Unhedged)                13.80      12.66      11.23          80,782      46,444     13,811
PIMCO Real Return Bond                      12.75      11.87      11.07         256,693     152,562     76,713
PIMCO StocksPLUS Growth and Income          12.22      11.19       8.70         208,037     107,358     26,802
ProFund VP Bear                              7.19       8.13        N/A           2,722       3,769        N/A
ProFund VP Rising Rates Opportunity          8.91      10.15        N/A          59,714      29,416        N/A
ProFund VP Ultra Bull                       15.52      13.44        N/A          64,259      27,757        N/A
Van Kampen UIF Emerging Markets Equity      14.88      12.26       8.31          49,339       7,502      1,703
Van Kampen UIF Global Value Equity          12.27      10.97       8.63          25,596      15,414      1,961
Van Kampen UIF U.S. Real Estate             16.67      12.40       9.15         131,849      61,876     24,167
-----------------------------------------------------------------------------------------------------------------


I-2 Appendix I: Condensed financial information

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS

MAY 1, 2005




-------------------------------------------------------------------------
 Item                                                              Page
-------------------------------------------------------------------------
About our independent registered public accounting firm .........  (2)
Sale of the contracts ...........................................  (2)
Federal tax status ..............................................  (2)
Financial statements ............................................  (4)
-------------------------------------------------------------------------


If you would like to receive a copy of the MONY Variable Account A Statement of Additional Information, please return this request to:

MONY Life Insurance Company
Policyholder Services
One MONY Plaza
P.O. Box 4720
Syracuse, New York 13221
1-800-487-6669

Your name
           -------------------------------------------------

Address
           -------------------------------------------------

City                           State                 Zip
           -------------------       ----------------    ----------------

Please send me a copy of the MONY Variable Account A Statement of Additional Information.














                                                                       333-72714

Individual flexible payment
variable annuity contract
STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2005




--------------------------------------------------------------------------------


This Statement of Additional Information is not a prospectus, but it relates to, and should be read in conjunction with, the prospectus dated May 1, 2005 for the Individual Flexible Payment Variable Annuity Contract ("Contract") issued by MONY Life Insurance Company ("Company"). The prospectus is available, at no charge, by writing the Company at Policyholder Services, One MONY Plaza, P.O. Box 4720, Syracuse, New York 13221 or by calling 1-800-487-6669, or by accessing the SEC's website at http://www.sec.gov.

TABLE OF CONTENTS
About our independent registered public accounting firm                      2
Sale of the contracts                                                        2
Federal tax status                                                           2
Financial statements                                                         4

                                   Issued by
                            MONY Variable Account A
                                      and
                          MONY Life Insurance Company

333-72714


                                                                  MONY/VA/x00921

ABOUT OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The audited financial statements for each of the subaccounts of MONY Variable Account A and the Company included in this Statement of Additional Information and in the Registration Statement have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, as indicated in their reports herein. These financial statements are included in reliance upon the authority of said firm as experts in accounting and auditing. PricewaterhouseCoopers LLP's office is located at 300 Madison Avenue, New York, New York, 10017.


SALE OF THE CONTRACTS

MSC receives fees for the sale of variable annuity contracts. MSC received compensation with respect to the policies offered through the Variable Account in the following amounts during the periods indicated:




------------------------------------------------------------------------
                                        Aggregate Amount of
                                      Commissions Retained
                                      by MSC After Payments
                Aggregate Amount of     to its Registered
      Fiscal    Commissions Paid to     Persons and Other
     Year              MSC*              Broker-Dealers
------------------------------------------------------------------------
     2002     $14,524,863                      N/A
     2003     $28,436,499                      N/A
     2004     $23,797,814                      N/A
------------------------------------------------------------------------

* Includes sales compensation paid to registered persons of MSC.

FEDERAL TAX STATUS


INTRODUCTION

The Contract is designed for use to fund retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code (the "Code"). The ultimate effect of federal income taxes on the Contract value, on annuity payments, and on the economic benefit to the Owner, Annuitant, or Beneficiary depends on the type of retirement plan for which the Contract is purchased and upon the tax and employment status of the individual concerned. The discussion contained herein is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion herein is based upon the Company's understanding of current federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of those current federal income tax laws or of the current interpretations by the Internal Revenue Service.


TAXATION OF ANNUITIES IN GENERAL

Section 72 of the Code governs taxation of annuities in general. Except in the case of certain corporate and other non-individual Owners there are no income taxes on increases in the value of a Contract until a distribution occurs, in the form of a full surrender, a partial surrender or withdrawal, a death benefit, an assignment or gift of the Contract, or as annuity payments.

SURRENDERS, DEATH BENEFITS, ASSIGNMENTS AND GIFTS

An Owner who fully surrenders his or her Contract is taxed on the portion of the payment that exceeds his or her cost basis in the Contract. For Non-Qualified Contracts, the cost basis is generally the amount of the Purchase Payments made for the Contract, and the taxable portion of the surrender payment is taxed as ordinary income. For Qualified Contracts, the cost basis is generally zero, except to the extent of non-deductible employer contributions, and the taxable portion of the surrender payment is generally taxed as ordinary income. A Beneficiary entitled to receive a lump sum death benefit upon the death of the Annuitant is taxed on the portion of the amount that exceeds the Owner's cost basis in the Contract. If the Beneficiary elects to receive annuity payments within 60 days of the Annuitant's death, different tax rules apply. (See "Annuity payments" below.)

Partial surrenders or withdrawals received under Non-Qualified Contracts prior to annuitization are first included in gross income to the extent Fund Value exceeds Purchase Payments, less prior nontaxable distributions, and the balance is treated as a nontaxable return of principal to the Owner. For partial surrenders under a Qualified Contract, payments are generally prorated between taxable income and non-taxable return of investment.

Because of the cost basis of Qualified Contracts generally being zero, partial surrender amounts will generally be fully taxed as ordinary income.

An Owner who assigns or pledges a Non-Qualified Contract is treated as if he or she had received the amount assigned or pledged and thus is subject to taxation under the rules applicable to surrenders. A Contractholder who gives away the Contract (i.e., transfers it without full and adequate consideration) to anyone other than his or her spouse (or ex-spouse pursuant to divorce settlement) is treated for income tax purposes as if he or she had fully surrendered the Contract.


ANNUITY PAYMENTS

The non-taxable portion of each annuity payment is determined by an "exclusion ratio" formula which establishes the ratio that the cost basis of the Contract bears to the total expected value of annuity payments for the term of the annuity. The remaining portion of each payment is taxable. Such taxable portion is taxed at ordinary income rates. For Qualified Contracts, the cost basis is generally zero. With annuity payments based on life contingencies, the payments will become fully taxable once the Annuitant lives longer than the life expectancy used to calculate the non-taxable portion of the prior payments. Conversely, a tax deduction in the taxable year, equal to the unrecovered cost basis, is available if the Annuitant does not live to life expectancy.


PENALTY TAX

Payments received by Owners, Annuitants, and Beneficiaries under both Qualified and Non-Qualified Contracts may be subject to both ordinary income taxes and a penalty tax equal to 10 percent of the amount received that is includable in income. The penalty is not imposed on amounts received: (a) after the taxpayer attains age 59-1/2; (b) in a series of substantially equal annual or more frequent payments made for life or life expectancy following separation from service; (c) after the death of the Owner (or, where the Owner is not a human being, the death of the Annuitant); (d) if the taxpayer is totally disabled; (e) upon early retirement under the plan after the taxpayer's attainment of age 55; (f) pursuant to a Qualified Domestic Relations Order; or (g) which are used for certain medical care expenses. Exceptions (e) and (f) do not apply to Individual Retirement Accounts and Annuities and exceptions (e), (f) and (g) do not apply to Non-Qualified Contracts. An additional exception for Non-Qualified Contracts is amounts allocable to investment in the Contract before August 16, 1982. Additional exceptions for Individual Retirement Accounts and Annuities are available for payment of medical insurance by a person receiving unemployment compensation, for first home purchases and for eligible higher education expenses.


INCOME TAX WITHHOLDING

The Company generally is required to withhold federal and, where applicable, state income taxes on taxable amounts paid under the Contract unless the recipient elects not to have withholding apply. The Company will notify recipients of their right to elect not to have withholding apply.

Additionally, distributions of plan benefits from qualified retirement plans, other than traditional individual retirement arrangements ("traditional IRAs"), generally will be subject to mandatory federal income tax withholding unless they are:

1. Part of a series of substantially equal periodic payments (at least annually) for the participant's life or life expectancy, the joint lives or life expectancies of the participant and his/her beneficiary, or a period certain of not less than 10 years,

2.   A required minimum distribution, or

3.   A "hardship" distribution.

Such withholding will apply even if the distribution is rolled over into another eligible retirement plan, including a traditional IRA. The withholding can be avoided if the participant's interest is directly rolled over by the old plan to another eligible retirement plan, including a traditional IRA. A direct rollover to the new plan can be made only in accordance with the terms of the old plan.


INVESTMENT DIVERSIFICATION AND INVESTOR CONTROL

The Funds are designed to be managed to meet the diversification requirements applicable to nonqualified variable contracts under Treasury Regulations as those requirements may change from time to time. The Company intends to satisfy those requirements so that the Contract will be treated as an annuity contract for tax purposes.

Under certain circumstances, the IRS has stated that a nonqualified variable contract owner could be treated as the owner (for tax purposes) of the assets of Variable Account A. In such a case the contract owner would be taxed on income and gains attributable to the shares of the underlying Funds.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, the contract owner could control the underlying investment portfolios of Variable Account A. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the portfolios, and must have no right to direct the particular investment decisions within the portfolios.

The Company believes that, under current IRS guidance, the contract owner would not be treated as the owner of the assets of Variable Account A. However, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a large number of underlying investment portfolios available, or an unlimited right to transfer among them, could cause the contract owner to be treated as the separate account asset owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to a Contract. Furthermore, the IRS could reverse its current guidance at any time. The Company, however, has reserved certain rights to alter the Contract and investment alternatives so as to comply with such regulations or revenue rulings. The Company reserves the right to modify the Contract as necessary to prevent the Owner from being treated as the owner of the assets of Variable Account A.


QUALIFIED PLANS

The Contract is designed for use with several types of Qualified Retirement Plans. The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself.

Federal income tax rules prescribe how a retirement plan qualifies for tax-favored status and set requirements for plan features, including: participation and coverage; nondiscrimination; vesting and funding; and limits on contributions, distributions and benefits. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans as well as Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract issued in connection therewith. Following are brief descriptions of the various types of Qualified Plans and of the use of the Contract in connection therewith. Purchasers of the Contract should seek competent advice concerning the terms and conditions of the particular Qualified Plan and use of the Contract with that plan.


TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits employers of public school employees and employees of certain types of charitable organizations specified in Section 501(c)(3) of the Code and certain educational organizations to purchase annuity contracts on behalf of their employees and, subject to certain contribution limitations, exclude the amount of Purchase Payments from gross income for tax purposes. However, such Purchase Payments may be subject to Social Security
(FICA) taxes. These annuity contracts are commonly referred to as "Tax-Sheltered Annuities." Effective January 1, 1989, the Contracts have been withdrawn from sale to Qualified Plans which intend to qualify for federal income tax advantages under Section 403(b).

H.R. 10 PLANS

"H.R. 10" or "Keogh" plans permit self-employed individuals to establish Qualified Plans for themselves and their employees. The tax consequences to participants under such plans depend upon the terms of the plan. In order to establish such a plan, a plan document, usually in prototype form pre-approved by the Internal Revenue Service, is adopted and implemented by the employer.


INDIVIDUAL RETIREMENT ACCOUNTS AND ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to individual retirement arrangements known as "Individual Retirement Accounts" and "Individual Retirement Annuities." There are Traditional, Roth and SIMPLE IRAs, each providing its own special treatment and subject to its own special rules. Employers may make contributions to IRAs by establishing Simplified Employee Pension ("SEP") plans or SIMPLE IRA plans.


CORPORATE PENSION AND PROFIT-SHARING PLANS

Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of the Contract to provide benefits under the plans.


CERTAIN GOVERNMENTAL ENTITIES

Section 457 of the Code permits certain governmental entities and tax-exempt organizations to establish deferred contribution plans. Such deferred contribution plans may permit the purchase of the Contract to provide benefits under the plans.



FINANCIAL STATEMENTS

The audited financial statements of MONY Variable Account A and the Company are set forth herein.

These financial statements have been audited by PricewaterhouseCoopers LLP. The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

--------------------------------------------------------------------------------

            Report of Independent Registered Public Accounting Firm

To the Board of Directors of
MONY Life Insurance Company and the
Contractholders of Subaccounts of MONY Variable Account A


In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Subaccounts of MONY Variable Account A at December 31, 2004, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of MONY Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2004 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
April 18, 2005

MONY
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2004


                                                                       AIM V.I.            AIM V.I.
                                                   AIM V.I.       Financial Services   Health Sciences
                                               Basic Value Fund          Fund                Fund
                                              ------------------ -------------------- -----------------
Assets
Shares held in respective Funds .............        210,576             28,401              49,801
                                                     -------             ------              ------
Investments at cost .........................     $2,243,712           $365,497            $819,446
                                                  ----------           --------            --------
Investments in respective Funds, at net asset
 value ......................................     $2,493,224           $414,937            $941,236
Amount due from MONY ........................             10                 --                  --
Amount due from respective Funds ............          2,951                499               1,083
                                                  ----------           --------            --------
  Total Assets ..............................      2,496,185            415,436             942,319
                                                  ==========           ========            ========
Liabilities:
Amount due to MONY ..........................          2,951                499               1,083
Amount due to respective Funds ..............             10                 --                  --
                                                  ----------           --------            --------
  Total Liabilities .........................          2,961                499               1,083
                                                  ----------           --------            --------
Net Assets ..................................     $2,493,224           $414,937            $941,236
                                                  ==========           ========            ========



                                                 AIM V.I.                                            Alger American
                                               Mid Cap Core       AIM V.I.        Alger American      MidCap Growth
                                                Equity Fund   Technology Fund   Balanced Portfolio      Portfolio
                                              -------------- ----------------- -------------------- ----------------
Assets
Shares held in respective Funds .............      53,936           18,704             128,537            144,577
                                                   ------           ------             -------            -------
Investments at cost .........................    $671,893         $202,276          $1,595,848         $2,533,163
                                                 --------         --------          ----------         ----------
Investments in respective Funds, at net asset
 value ......................................    $707,097         $232,307          $1,741,682         $3,007,211
Amount due from MONY ........................          --               --                  --                  5
Amount due from respective Funds ............         862              301               1,969              3,403
                                                 --------         --------          ----------         ----------
  Total Assets ..............................     707,959          232,608           1,743,651          3,010,619
                                                 ========         ========          ==========         ==========
Liabilities:
Amount due to MONY ..........................         862              301               1,969              3,403
Amount due to respective Funds ..............          --               --                  --                  5
                                                 --------         --------          ----------         ----------
  Total Liabilities .........................         862              301               1,969              3,408
                                                 --------         --------          ----------         ----------
Net Assets ..................................    $707,097         $232,307          $1,741,682         $3,007,211
                                                 ========         ========          ==========         ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                                                            Dreyfus
                                                      Dreyfus                            IP Small Cap
                                               Socially Responsible        Dreyfus        Stock Index
                                                    Growth Fund       Stock Index Fund     Portfolio
                                              ---------------------- ------------------ --------------
Assets
Shares held in respective Funds .............           68,501               390,440         37,482
                                                        ------               -------         ------
Investments at cost .........................       $2,223,300           $12,888,526       $521,178
                                                    ----------           -----------       --------
Investments in respective Funds, at net asset
 value ......................................       $1,724,163           $12,060,688       $584,342
Amount due from MONY ........................            7,075                 7,106             --
Amount due from respective Funds ............            1,992                14,769            665
                                                    ----------           -----------       --------
  Total Assets ..............................        1,733,230            12,082,563        585,007
                                                    ==========           ===========       ========
Liabilities:
Amount due to MONY ..........................            1,992                14,769            665
Amount due to respective Funds ..............            7,075                 7,106             --
                                                    ----------           -----------       --------
  Total Liabilities .........................            9,067                21,875            665
                                                    ----------           -----------       --------
Net Assets ..................................       $1,724,163           $12,060,688       $584,342
                                                    ==========           ===========       ========



                                                   EQ/Enterprise      EQ/Enterprise                      EQ/Enterprise
                                               Capital Appreciation     Deep Value      EQ/Enterprise    Equity Income
                                                     Portfolio          Portfolio     Equity Portfolio     Portfolio
                                              ---------------------- --------------- ------------------ --------------
Assets
Shares held in respective Funds .............          712,566             25,525          1,465,480       1,037,016
                                                       -------             ------          ---------       ---------
Investments at cost .........................       $4,888,507           $307,102        $39,454,012      $5,426,726
                                                    ----------           --------        -----------      ----------
Investments in respective Funds, at net asset
 value ......................................       $5,101,974           $325,693        $31,141,445      $6,294,689
Amount due from MONY ........................               88                 --             12,648             715
Amount due from respective Funds ............            5,795                411             34,513           8,317
                                                    ----------           --------        -----------      ----------
  Total Assets ..............................        5,107,857            326,104         31,188,606       6,303,721
                                                    ==========           ========        ===========      ==========
Liabilities:
Amount due to MONY ..........................            5,795                411             34,513           8,317
Amount due to respective Funds ..............               88                 --             12,648             715
                                                    ----------           --------        -----------      ----------
  Total Liabilities .........................            5,883                411             47,161           9,032
                                                    ----------           --------        -----------      ----------
Net Assets ..................................       $5,101,974           $325,693        $31,141,445      $6,294,689
                                                    ==========           ========        ===========      ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                     EQ/Enterprise                            EQ/Enterprise
                                                   Growth and Income     EQ/Enterprise       Global Socially
                                                       Portfolio       Growth Portfolio   Responsive Portfolio
                                                  ------------------- ------------------ ----------------------
Assets
Shares held in respective Funds .................       2,251,572           3,876,636             25,552
                                                        ---------           ---------             ------
Investments at cost .............................     $12,448,058         $19,661,468           $268,450
                                                      -----------         -----------           --------
Investments in respective Funds, at net asset
 value ..........................................     $12,518,742         $18,646,619           $300,232
Amount due from MONY ............................             123               7,821                240
Amount due from respective Funds ................          15,298              22,433                340
                                                      -----------         -----------           --------
  Total Assets ..................................      12,534,163          18,676,873            300,812
                                                      ===========         ===========           ========
Liabilities:
Amount due to MONY ..............................          15,298              22,433                340
Amount due to respective Funds ..................             123               7,821                240
                                                      -----------         -----------           --------
  Total Liabilities .............................          15,421              30,254                580
                                                      -----------         -----------           --------
Net Assets ......................................     $12,518,742         $18,646,619           $300,232
                                                      ===========         ===========           ========



                                                    EQ/Enterprise       EQ/Enterprise        EQ/Enterprise
                                                     High-Yield     International Growth       Multi-Cap        EQ/Enterprise
                                                   Bond Portfolio         Portfolio        Growth Portfolio   Managed Portfolio
                                                  ---------------- ---------------------- ------------------ ------------------
Assets
Shares held in respective Funds .................     1,768,338           1,094,355              776,321           3,466,323
                                                      ---------           ---------              -------           ---------
Investments at cost .............................    $8,036,652          $7,155,037           $8,232,796         $84,313,450
                                                     ----------          ----------           ----------         -----------
Investments in respective Funds, at net asset
 value ..........................................    $8,311,189          $5,121,583           $6,187,276         $66,830,706
Amount due from MONY ............................            --               7,060                  292              20,785
Amount due from respective Funds ................        10,497               5,515                7,237              72,269
                                                     ----------          ----------           ----------         -----------
  Total Assets ..................................     8,321,686           5,134,158            6,194,805          66,923,760
                                                     ==========          ==========           ==========         ===========
Liabilities:
Amount due to MONY ..............................        10,497               5,515                7,237              72,269
Amount due to respective Funds ..................            --               7,060                  292              20,785
                                                     ----------          ----------           ----------         -----------
  Total Liabilities .............................        10,497              12,575                7,529              93,054
                                                     ----------          ----------           ----------         -----------
Net Assets ......................................    $8,311,189          $5,121,583           $6,187,276         $66,830,706
                                                     ==========          ==========           ==========         ===========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                 EQ/Enterprise     EQ/Enterprise    EQ/Enterprise
                                                 Small Company     Small Company     Total Return
                                               Growth Portfolio   Value Portfolio     Portfolio
                                              ------------------ ----------------- ---------------
Assets
Shares held in respective Funds .............        837,862          1,590,669          234,959
                                                     -------          ---------          -------
Investments at cost .........................     $6,536,854        $36,590,372       $2,449,278
                                                  ----------        -----------       ----------
Investments in respective Funds, at net asset
 value ......................................     $6,937,497        $44,141,051       $2,422,431
Amount due from MONY ........................            377              5,945              461
Amount due from respective Funds ............         18,916             51,929            2,810
                                                  ----------        -----------       ----------
  Total Assets ..............................      6,956,790         44,198,925        2,425,702
                                                  ==========        ===========       ==========
Liabilities:
Amount due to MONY ..........................         18,916             51,929            2,810
Amount due to respective Funds ..............            377              5,945              461
                                                  ----------        -----------       ----------
  Total Liabilities .........................         19,293             57,874            3,271
                                                  ----------        -----------       ----------
Net Assets ..................................     $6,937,497        $44,141,051       $2,422,431
                                                  ==========        ===========       ==========



                                               EQ/Enterprise
                                                Mergers and    EQ/Enterprise                              EQ/MONY
                                               Acquisitions   Short Duration          EQ/MONY          Equity Growth
                                                 Portfolio    Bond Portfolio   Diversified Portfolio     Portfolio
                                              -------------- ---------------- ----------------------- --------------
Assets
Shares held in respective Funds .............      122,107         115,309              4,271               1,791
                                                   -------         -------              -----               -----
Investments at cost .........................   $1,346,560      $1,157,210            $55,589             $31,167
                                                ----------      ----------            -------             -------
Investments in respective Funds, at net asset
 value ......................................   $1,388,358      $1,143,869            $51,035             $34,154
Amount due from MONY ........................           --              --                 --                  --
Amount due from respective Funds ............        1,512           1,343                 53                  36
                                                ----------      ----------            -------             -------
  Total Assets ..............................    1,389,870       1,145,212             51,088              34,190
                                                ==========      ==========            =======             =======
Liabilities:
Amount due to MONY ..........................        1,512           1,343                 53                  36
Amount due to respective Funds ..............           --              --                 --                  --
                                                ----------      ----------            -------             -------
  Total Liabilities .........................        1,512           1,343                 53                  36
                                                ----------      ----------            -------             -------
Net Assets ..................................   $1,388,358      $1,143,869            $51,035             $34,154
                                                ==========      ==========            =======             =======

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                  EQ/MONY             EQ/MONY              EQ/MONY
                                               Equity Income        Government        Intermediate Term
                                                 Portfolio     Securities Portfolio     Bond Portfolio
                                              --------------- ---------------------- -------------------
Assets
Shares held in respective Funds .............       1,307             1,468,822              685,534
                                                    -----             ---------              -------
Investments at cost .........................     $21,611           $17,009,626           $7,639,362
                                                  -------           -----------           ----------
Investments in respective Funds, at net asset
 value ......................................     $21,490           $16,377,370           $7,328,360
Amount due from MONY ........................          --                17,878               27,762
Amount due from respective Funds ............          22                20,564                8,101
                                                  -------           -----------           ----------
  Total Assets ..............................      21,512            16,415,812            7,364,223
                                                  =======           ===========           ==========
Liabilities:
Amount due to MONY ..........................          22                20,564                8,101
Amount due to respective Funds ..............          --                17,878               27,762
                                                  -------           -----------           ----------
  Total Liabilities .........................          22                38,442               35,863
                                                  -------           -----------           ----------
Net Assets ..................................     $21,490           $16,377,370           $7,328,360
                                                  =======           ===========           ==========


                                                  EQ/MONY         EQ/MONY                         Fidelity VIP
                                               Money Market      Long Term       Fidelity VIP     Contrafund(R)
                                                 Portfolio    Bond Portfolio   Growth Portfolio     Portfolio
                                              -------------- ---------------- ------------------ --------------
Assets
Shares held in respective Funds .............   19,690,601          996,479          142,419          297,806
                                                ----------          -------          -------          -------
Investments at cost .........................  $19,690,601      $13,392,540       $5,820,435       $6,773,399
                                               -----------      -----------       ----------       ----------
Investments in respective Funds, at net asset
 value ......................................  $19,690,601      $13,492,320       $4,540,333       $7,900,787
Amount due from MONY ........................           --           47,712               --               58
Amount due from respective Funds ............      126,652           17,722            5,209            8,884
                                               -----------      -----------       ----------       ----------
  Total Assets ..............................   19,817,253       13,557,754        4,545,542        7,909,729
                                               ===========      ===========       ==========       ==========
Liabilities:
Amount due to MONY ..........................      126,652           17,722            5,209            8,884
Amount due to respective Funds ..............           --           47,712               --               58
                                               -----------      -----------       ----------       ----------
  Total Liabilities .........................      126,652           65,434            5,209            8,942
                                               -----------      -----------       ----------       ----------
Net Assets ..................................  $19,690,601      $13,492,320       $4,540,333       $7,900,787
                                               ===========      ===========       ==========       ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                Fidelity VIP
                                                   Growth          Franklin          Franklin
                                               Opportunities        Income       Rising Dividends
                                                 Portfolio     Securities Fund    Securities Fund
                                              --------------- ----------------- ------------------
Assets
Shares held in respective Funds .............       139,873          216,151            94,543
                                                    -------          -------            ------
Investments at cost .........................    $2,455,796       $3,086,120        $1,528,035
                                                 ----------       ----------        ----------
Investments in respective Funds, at net asset
 value ......................................    $2,244,964       $3,387,089        $1,655,452
Amount due from MONY ........................         7,096           17,638               456
Amount due from respective Funds ............         3,612            3,705             1,791
                                                 ----------       ----------        ----------
  Total Assets ..............................     2,255,672        3,408,432         1,657,699
                                                 ==========       ==========        ==========
Liabilities:
Amount due to MONY ..........................         3,612            3,705             1,791
Amount due to respective Funds ..............         7,096           17,638               456
                                                 ----------       ----------        ----------
  Total Liabilities .........................        10,708           21,343             2,247
                                                 ----------       ----------        ----------
Net Assets ..................................    $2,244,964       $3,387,089        $1,655,452
                                                 ==========       ==========        ==========



                                                                   Janus                                    Janus
                                                 Franklin      Aspen Series            Janus             Aspen Series
                                               Zero Coupon        Mid Cap          Aspen Series      Capital Appreciation
                                                Fund 2010    Growth Portfolio   Balanced Portfolio        Portfolio*
                                              ------------- ------------------ -------------------- ---------------------
Assets
Shares held in respective Funds .............      33,722          195,806             362,540               200,367
                                                   ------          -------             -------               -------
Investments at cost .........................    $539,622       $8,050,871          $8,673,772            $5,155,350
                                                 --------       ----------          ----------            ----------
Investments in respective Funds, at net asset
 value ......................................    $554,057       $5,059,615          $8,842,347            $4,916,932
Amount due from MONY ........................          --            7,181                  67                 7,045
Amount due from respective Funds ............         638            6,686              10,060                 5,738
                                                 --------       ----------          ----------            ----------
  Total Assets ..............................     554,695        5,073,482           8,852,474             4,929,715
                                                 ========       ==========          ==========            ==========
Liabilities:
Amount due to MONY ..........................         638            6,686              10,060                 5,738
Amount due to respective Funds ..............          --            7,181                  67                 7,045
                                                 --------       ----------          ----------            ----------
  Total Liabilities .........................         638           13,867              10,127                12,783
                                                 --------       ----------          ----------            ----------
Net Assets ..................................    $554,057       $5,059,615          $8,842,347            $4,916,932
                                                 ========       ==========          ==========            ==========

-------
*Denotes multiple share classes held in respective fund.
 Institutional                                                                                               157,839
     Service                                                                                                  42,528
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                        Janus                Janus                Janus
                                                     Aspen Series        Aspen Series         Aspen Series
                                                   Flexible Income   International Growth   Worldwide Growth
                                                      Portfolio            Portfolio            Portfolio
                                                  ----------------- ---------------------- ------------------
Assets
Shares held in respective Funds .................        164,810              89,869              239,352
                                                         -------              ------              -------
Investments at cost .............................     $2,158,884          $2,157,854           $9,165,275
                                                      ----------          ----------           ----------
Investments in respective Funds, at net asset
 value ..........................................     $2,094,729          $2,421,080           $6,409,849
Amount due from MONY ............................         16,610                 250                7,052
Amount due from respective Funds ................          2,384               2,690                8,086
                                                      ----------          ----------           ----------
  Total Assets ..................................      2,113,723           2,424,020            6,424,987
                                                      ==========          ==========           ==========
Liabilities:
Amount due to MONY ..............................          2,384               2,690                8,086
Amount due to respective Funds ..................         16,610                 250                7,052
                                                      ----------          ----------           ----------
  Total Liabilities .............................         18,994               2,940               15,138
                                                      ----------          ----------           ----------
Net Assets ......................................     $2,094,729          $2,421,080           $6,409,849
                                                      ==========          ==========           ==========



                                                     Lord Abbett       Lord Abbett       Lord Abbett
                                                   Bond-Debenture   Growth and Income   Mid-Cap Value   MFS(R) Mid-Cap
                                                      Portfolio         Portfolio         Portfolio     Growth Series
                                                  ---------------- ------------------- --------------- ---------------
Assets
Shares held in respective Funds .................       338,675            243,982           218,320        115,787
                                                        -------            -------           -------        -------
Investments at cost .............................    $4,006,614         $5,568,058        $3,628,234       $706,428
                                                     ----------         ----------        ----------       --------
Investments in respective Funds, at net asset
 value ..........................................    $4,081,038         $6,631,432        $4,538,867       $819,775
Amount due from MONY ............................        16,600                 --               701            240
Amount due from respective Funds ................         6,899              7,513             7,165            918
                                                     ----------         ----------        ----------       --------
  Total Assets ..................................     4,104,537          6,638,945         4,546,733        820,933
                                                     ==========         ==========        ==========       ========
Liabilities:
Amount due to MONY ..............................         6,899              7,513             7,165            918
Amount due to respective Funds ..................        16,600                 --               701            240
                                                     ----------         ----------        ----------       --------
  Total Liabilities .............................        23,499              7,513             7,866          1,158
                                                     ----------         ----------        ----------       --------
Net Assets ......................................    $4,081,038         $6,631,432        $4,538,867       $819,775
                                                     ==========         ==========        ==========       ========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                      MFS(R) New       MFS(R) Total        MFS(R)
                                                   Discovery Series   Return Series   Utilities Series
                                                  ------------------ --------------- ------------------
Assets
Shares held in respective Funds .................        39,296            155,277           51,796
                                                         ------            -------           ------
Investments at cost .............................      $472,152         $2,854,861       $  903,787
                                                       --------         ----------       ----------
Investments in respective Funds, at net asset
 value ..........................................      $584,329         $3,327,579       $1,059,224
Amount due from MONY ............................             5                 10               --
Amount due from respective Funds ................           694              6,931            1,044
                                                       --------         ----------       ----------
  Total Assets ..................................       585,028          3,334,520        1,060,268
                                                       ========         ==========       ==========
Liabilities:
Amount due to MONY ..............................           694              6,931            1,044
Amount due to respective Funds ..................             5                 10               --
                                                       --------         ----------       ----------
  Total Liabilities .............................           699              6,941            1,044
                                                       --------         ----------       ----------
Net Assets ......................................      $584,329         $3,327,579       $1,059,224
                                                       ========         ==========       ==========



                                                      Oppenheimer        Oppenheimer        PBHG          PBHG
                                                   Global Securities   Main Street(R)     Mid-Cap     Select Value
                                                        Fund/VA            Fund/VA       Portfolio     Portfolio
                                                  ------------------- ---------------- ------------- -------------
Assets
Shares held in respective Funds .................         132,908           109,483        198,817        44,782
                                                          -------           -------        -------        ------
Investments at cost .............................      $3,365,771        $2,081,762     $2,604,800      $553,010
                                                       ----------        ----------     ----------      --------
Investments in respective Funds, at net asset
 value ..........................................      $3,898,184        $2,266,298     $3,399,775      $622,923
Amount due from MONY ............................              10               170            461            --
Amount due from respective Funds ................           4,478             2,685          3,766           695
                                                       ----------        ----------     ----------      --------
  Total Assets ..................................       3,902,672         2,269,153      3,404,002       623,618
                                                       ==========        ==========     ==========      ========
Liabilities:
Amount due to MONY ..............................           4,478             2,685          3,766           695
Amount due to respective Funds ..................              10               170            461            --
                                                       ----------        ----------     ----------      --------
  Total Liabilities .............................           4,488             2,855          4,227           695
                                                       ----------        ----------     ----------      --------
Net Assets ......................................      $3,898,184        $2,266,298     $3,399,775      $622,923
                                                       ==========        ==========     ==========      ========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                   PIMCO Advisors VIT   PIMCO Advisors VIT   PIMCO Advisors VIT
                                                      OpCap Equity         OpCap Managed       OpCap Small Cap
                                                        Portfolio            Portfolio            Portfolio
                                                  -------------------- -------------------- --------------------
Assets
Shares held in respective Funds .................         10,813                41,328               5,766
                                                          ------                ------               -----
Investments at cost .............................       $367,407            $1,621,633            $151,715
                                                        --------            ----------            --------
Investments in respective Funds, at net asset
 value ..........................................       $389,283            $1,765,951            $208,439
Amount due from MONY ............................             --                    --                  --
Amount due from respective Funds ................            408                 1,855                 217
                                                        --------            ----------            --------
  Total Assets ..................................        389,691             1,767,806             208,656
                                                        ========            ==========            ========
Liabilities:
Amount due to MONY ..............................            408                 1,855                 217
Amount due to respective Funds ..................             --                    --                  --
                                                        --------            ----------            --------
  Total Liabilities .............................            408                 1,855                 217
                                                        --------            ----------            --------
Net Assets ......................................       $389,283            $1,765,951            $208,439
                                                        ========            ==========            ========



                                                   PIMCO Advisors VIT                                      PIMCO
                                                       OpCap U.S.       PIMCO Global       PIMCO         StocksPLUS
                                                   Government Income   Bond Portfolio   Real Return      Growth and
                                                       Portfolio         (Unhedged)      Portfolio    Income Portfolio
                                                  ------------------- ---------------- ------------- -----------------
Assets
Shares held in respective Funds .................         19,633            224,896         844,755         442,217
                                                          ------            -------         -------         -------
Investments at cost .............................       $209,233         $2,843,538     $10,469,194      $3,866,624
                                                        --------         ----------     -----------      ----------
Investments in respective Funds, at net asset
 value ..........................................       $208,114         $2,984,367     $10,914,241      $4,461,971
Amount due from MONY ............................             --             39,004          10,602             456
Amount due from respective Funds ................            221              3,247          12,205           8,756
                                                        --------         ----------     -----------      ----------
  Total Assets ..................................        208,335          3,026,618      10,937,048       4,471,183
                                                        ========         ==========     ===========      ==========
Liabilities:
Amount due to MONY ..............................            221              3,247          12,205           8,756
Amount due to respective Funds ..................             --             39,004          10,602             456
                                                        --------         ----------     -----------      ----------
  Total Liabilities .............................            221             42,251          22,807           9,212
                                                        --------         ----------     -----------      ----------
Net Assets ......................................       $208,114         $2,984,367     $10,914,241      $4,461,971
                                                        ========         ==========     ===========      ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                                  PROFUNDS VP
                                                   PROFUNDS VP   Rising Rates   PROFUNDS VP
                                                       Bear       Opportunity    UltraBull
                                                  ------------- -------------- -------------
Assets
Shares held in respective Funds .................      2,271          54,861       108,405
                                                       -----          ------       -------
Investments at cost .............................    $71,233      $1,269,068    $2,349,886
                                                     -------      ----------    ----------
Investments in respective Funds, at net asset
 value ..........................................    $64,963      $1,140,010    $2,475,970
Amount due from MONY ............................         --              --           456
Amount due from respective Funds ................         78           1,391         3,081
                                                     -------      ----------    ----------
  Total Assets ..................................     65,041       1,141,401     2,479,507
                                                     =======      ==========    ==========
Liabilities:
Amount due to MONY ..............................         78           1,391         3,081
Amount due to respective Funds ..................         --              --           456
                                                     -------      ----------    ----------
  Total Liabilities .............................         78           1,391         3,537
                                                     -------      ----------    ----------
Net Assets ......................................    $64,963      $1,140,010    $2,475,970
                                                     =======      ==========    ==========



                                                          UIF                UIF               UIF
                                                   Emerging Markets     Global Value     U.S. Real Estate
                                                   Equity Portfolio   Equity Portfolio      Portfolio
                                                  ------------------ ------------------ -----------------
Assets
Shares held in respective Funds .................         91,279            35,582             335,066
                                                          ------            ------             -------
Investments at cost .............................     $  849,892          $430,936          $5,297,126
                                                      ----------          --------          ----------
Investments in respective Funds, at net asset
 value ..........................................     $1,008,637          $508,818          $6,862,158
Amount due from MONY ............................             --                --              40,005
Amount due from respective Funds ................          1,193               567               7,312
                                                      ----------          --------          ----------
  Total Assets ..................................      1,009,830           509,385           6,909,475
                                                      ==========          ========          ==========
Liabilities:
Amount due to MONY ..............................          1,193               567               7,312
Amount due to respective Funds ..................             --                --              40,005
                                                      ----------          --------          ----------
  Total Liabilities .............................          1,193               567              47,317
                                                      ----------          --------          ----------
Net Assets ......................................     $1,008,637          $508,818          $6,862,158
                                                      ==========          ========          ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY
SEPARATE VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2004

                          (Continued)




                                                                                                 Unit Fair      Units
                                                                Option                   Class     Value     Outstanding
                                               ---------------------------------------- ------- ----------- ------------
AIM V.I. Basic Value Fund ..................   MONY Custom Master                       I        $  13.17      54,863
AIM V.I. Basic Value Fund ..................   MONY Variable Annuity Option 1           I           12.65      49,350
AIM V.I. Basic Value Fund ..................   MONY Variable Annuity Option 2           I           12.60      81,002
AIM V.I. Basic Value Fund ..................   MONY Variable Annuity L Share Option 1   I           14.17       1,030
AIM V.I. Basic Value Fund ..................   MONY Variable Annuity L Share Option 2   I           12.57       1,438
AIM V.I. Basic Value Fund ..................   MONY Variable Annuity L Share Option 3   I           12.45       7,461
AIM V.I. Basic Value Fund ..................   MONY Variable Annuity C Share Option 1   I           14.16          --
AIM V.I. Basic Value Fund ..................   MONY Variable Annuity C Share Option 2   I           12.56          --
AIM V.I. Basic Value Fund ..................   MONY Variable Annuity C Share Option 3   I           12.45          --
AIM V.I. Financial Services Fund ...........   MONY Variable Annuity Option 1           I        $  11.12      11,160
AIM V.I. Financial Services Fund ...........   MONY Variable Annuity Option 2           I           11.81      17,089
AIM V.I. Financial Services Fund ...........   MONY Variable Annuity L Share Option 1   I           13.92          --
AIM V.I. Financial Services Fund ...........   MONY Variable Annuity L Share Option 2   I           11.97          --
AIM V.I. Financial Services Fund ...........   MONY Variable Annuity L Share Option 3   I           11.86       2,648
AIM V.I. Financial Services Fund ...........   MONY Variable Annuity C Share Option 1   I           13.56       4,248
AIM V.I. Financial Services Fund ...........   MONY Variable Annuity C Share Option 2   I           11.96          --
AIM V.I. Financial Services Fund ...........   MONY Variable Annuity C Share Option 3   I           11.85          --
AIM V.I. Health Sciences Fund...............   MONY Variable Annuity Option 1           I        $  10.30      41,590
AIM V.I. Health Sciences Fund...............   MONY Variable Annuity Option 2           I           10.99      44,205
AIM V.I. Health Sciences Fund...............   MONY Variable Annuity L Share Option 1   I           13.46          --
AIM V.I. Health Sciences Fund...............   MONY Variable Annuity L Share Option 2   I           11.91       2,253
AIM V.I. Health Sciences Fund...............   MONY Variable Annuity L Share Option 3   I           11.80          --
AIM V.I. Health Sciences Fund...............   MONY Variable Annuity C Share Option 1   I           12.70          --
AIM V.I. Health Sciences Fund...............   MONY Variable Annuity C Share Option 2   I           11.90          --
AIM V.I. Health Sciences Fund...............   MONY Variable Annuity C Share Option 3   I           11.80          --
AIM V.I. Mid Cap Core Equity Fund ..........   MONY Custom Master                       I        $  13.16      17,268
AIM V.I. Mid Cap Core Equity Fund ..........   MONY Variable Annuity Option 1           I           12.76       8,181
AIM V.I. Mid Cap Core Equity Fund ..........   MONY Variable Annuity Option 2           I           13.13      21,967
AIM V.I. Mid Cap Core Equity Fund ..........   MONY Variable Annuity L Share Option 1   I           13.98          --
AIM V.I. Mid Cap Core Equity Fund ..........   MONY Variable Annuity L Share Option 2   I           12.52         243
AIM V.I. Mid Cap Core Equity Fund ..........   MONY Variable Annuity L Share Option 3   I           12.40       6,529
AIM V.I. Mid Cap Core Equity Fund ..........   MONY Variable Annuity C Share Option 1   I           13.97         217
AIM V.I. Mid Cap Core Equity Fund ..........   MONY Variable Annuity C Share Option 2   I           12.51          --
AIM V.I. Mid Cap Core Equity Fund ..........   MONY Variable Annuity C Share Option 3   I           12.40          --
AIM V.I. Technology Fund ...................   MONY Variable Annuity Option 1           I        $   9.51       8,302
AIM V.I. Technology Fund ...................   MONY Variable Annuity Option 2           I           12.57       7,601
AIM V.I. Technology Fund ...................   MONY Variable Annuity L Share Option 1   I           13.83          --
AIM V.I. Technology Fund ...................   MONY Variable Annuity L Share Option 2   I           12.33          --
AIM V.I. Technology Fund ...................   MONY Variable Annuity L Share Option 3   I           12.21       3,334
AIM V.I. Technology Fund ...................   MONY Variable Annuity C Share Option 1   I           13.16       1,302
AIM V.I. Technology Fund ...................   MONY Variable Annuity C Share Option 2   I           12.32          --
AIM V.I. Technology Fund ...................   MONY Variable Annuity C Share Option 3   I           12.21          --
Alger American Balanced Portfolio ..........   MONY Variable Annuity Option 1           O        $  10.93      83,156
Alger American Balanced Portfolio ..........   MONY Variable Annuity Option 2           O           11.21      70,519
Alger American Balanced Portfolio ..........   MONY Variable Annuity L Share Option 1   O           12.27       1,208
Alger American Balanced Portfolio ..........   MONY Variable Annuity L Share Option 2   O           11.19         725
Alger American Balanced Portfolio ..........   MONY Variable Annuity L Share Option 3   O           11.08       1,752
Alger American Balanced Portfolio ..........   MONY Variable Annuity C Share Option 1   O           11.84          --
Alger American Balanced Portfolio ..........   MONY Variable Annuity C Share Option 2   O           11.18          --
Alger American Balanced Portfolio ..........   MONY Variable Annuity C Share Option 3   O           11.08          --
Alger American MidCap Growth Portfolio .....   MONY Custom Master                       O        $  12.41      90,696
Alger American MidCap Growth Portfolio .....   MONY Variable Annuity Option 1           O           12.60      72,382
Alger American MidCap Growth Portfolio .....   MONY Variable Annuity Option 2           O           12.43      74,886
Alger American MidCap Growth Portfolio .....   MONY Variable Annuity L Share Option 1   O           16.35         873
Alger American MidCap Growth Portfolio .....   MONY Variable Annuity L Share Option 2   O        $  13.37         627
Alger American MidCap Growth Portfolio .....   MONY Variable Annuity L Share Option 3   O           13.25       1,086

MONY
SEPARATE VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                                                                         Unit Fair     Units
                                                                      Option                    Class      Value    Outstanding
                                                     ---------------------------------------- --------- ---------- ------------
Alger American MidCap Growth Portfolio ...........   MONY Variable Annuity C Share Option 1         O      15.33           54
Alger American MidCap Growth Portfolio ...........   MONY Variable Annuity C Share Option 2         O      13.36           --
Alger American MidCap Growth Portfolio ...........   MONY Variable Annuity C Share Option 3         O      13.24           --
Dreyfus Socially Responsible Growth Fund .........   MONY Custom Master                       Initial    $  6.34      272,060
Dreyfus Stock Index Fund .........................   MONY Custom Master                       Initial    $  7.96    1,515,649
Dreyfus IP Small Cap Stock Index Portfolio .......   MONY Variable Annuity Option 1           Service    $ 13.54       10,359
Dreyfus IP Small Cap Stock Index Portfolio .......   MONY Variable Annuity Option 2           Service      13.80       29,914
Dreyfus IP Small Cap Stock Index Portfolio .......   MONY Variable Annuity L Share Option 1   Service      16.09           --
Dreyfus IP Small Cap Stock Index Portfolio .......   MONY Variable Annuity L Share Option 2   Service      14.34           --
Dreyfus IP Small Cap Stock Index Portfolio .......   MONY Variable Annuity L Share Option 3   Service      14.21        1,591
Dreyfus IP Small Cap Stock Index Portfolio .......   MONY Variable Annuity C Share Option 1   Service      16.08          316
Dreyfus IP Small Cap Stock Index Portfolio .......   MONY Variable Annuity C Share Option 2   Service      14.33           --
Dreyfus IP Small Cap Stock Index Portfolio .......   MONY Variable Annuity C Share Option 3   Service      14.20          241
EQ/Enterprise Capital Appreciation Portfolio .....   MONY Custom Master                             B    $  8.88      574,455
EQ/Enterprise Deep Value Portfolio ...............   MONY Custom Master                             B    $ 11.89        5,065
EQ/Enterprise Deep Value Portfolio ...............   MONY Variable Annuity Option 1                 B      11.89        8,077
EQ/Enterprise Deep Value Portfolio ...............   MONY Variable Annuity Option 2                 B      12.49       12,222
EQ/Enterprise Deep Value Portfolio ...............   MONY Variable Annuity L Share Option 1         B      13.10           --
EQ/Enterprise Deep Value Portfolio ...............   MONY Variable Annuity L Share Option 2         B      12.16           --
EQ/Enterprise Deep Value Portfolio ...............   MONY Variable Annuity L Share Option 3         B      12.05        1,389
EQ/Enterprise Deep Value Portfolio ...............   MONY Variable Annuity C Share Option 1         B      13.09           --
EQ/Enterprise Deep Value Portfolio ...............   MONY Variable Annuity C Share Option 2         B      12.15           --
EQ/Enterprise Deep Value Portfolio ...............   MONY Variable Annuity C Share Option 3         B      12.04           --
EQ/Enterprise Equity Portfolio ...................   MONY Master                                    B    $ 45.23      372,862
EQ/Enterprise Equity Portfolio ...................   MONY Custom Master                             B       8.75    1,630,862
EQ/Enterprise Equity Income Portfolio ............   MONY Custom Master                             B    $ 11.58      359,401
EQ/Enterprise Equity Income Portfolio ............   MONY Variable Annuity Option 1                 B      11.92       58,969
EQ/Enterprise Equity Income Portfolio ............   MONY Variable Annuity Option 2                 B      12.41      105,761
EQ/Enterprise Equity Income Portfolio ............   MONY Variable Annuity L Share Option 1         B      14.98          559
EQ/Enterprise Equity Income Portfolio ............   MONY Variable Annuity L Share Option 2         B      13.61          424
EQ/Enterprise Equity Income Portfolio ............   MONY Variable Annuity L Share Option 3         B      13.48        6,073
EQ/Enterprise Equity Income Portfolio ............   MONY Variable Annuity C Share Option 1         B      14.50        1,385
EQ/Enterprise Equity Income Portfolio ............   MONY Variable Annuity C Share Option 2         B      13.60           --
EQ/Enterprise Equity Income Portfolio ............   MONY Variable Annuity C Share Option 3         B      13.47            2
EQ/Enterprise Growth and Income Portfolio ........   MONY Custom Master                             B    $  8.69    1,170,907
EQ/Enterprise Growth and Income Portfolio ........   MONY Variable Annuity Option 1                 B      11.14      144,133
EQ/Enterprise Growth and Income Portfolio ........   MONY Variable Annuity Option 2                 B      10.87       63,308
EQ/Enterprise Growth and Income Portfolio ........   MONY Variable Annuity L Share Option 1         B      14.53          986
EQ/Enterprise Growth and Income Portfolio ........   MONY Variable Annuity L Share Option 2         B      12.81          241
EQ/Enterprise Growth and Income Portfolio ........   MONY Variable Annuity L Share Option 3         B      12.69        2,778
EQ/Enterprise Growth and Income Portfolio ........   MONY Variable Annuity C Share Option 1         B      13.75          363
EQ/Enterprise Growth and Income Portfolio ........   MONY Variable Annuity C Share Option 2         B      12.80           --
EQ/Enterprise Growth and Income Portfolio ........   MONY Variable Annuity C Share Option 3         B      12.68           --
EQ/Enterprise Growth Portfolio ...................   MONY Custom Master                             B    $  7.20    1,888,278
EQ/Enterprise Growth Portfolio ...................   MONY Variable Annuity Option 1                 B       9.47      286,735
EQ/Enterprise Growth Portfolio ...................   MONY Variable Annuity Option 2                 B       9.50      234,654
EQ/Enterprise Growth Portfolio ...................   MONY Variable Annuity L Share Option 1         B      12.16           --
EQ/Enterprise Growth Portfolio ...................   MONY Variable Annuity L Share Option 2         B      10.93          260
EQ/Enterprise Growth Portfolio ...................   MONY Variable Annuity L Share Option 3         B      10.83        7,872
EQ/Enterprise Growth Portfolio ...................   MONY Variable Annuity C Share Option 1         B      11.27        1,273
EQ/Enterprise Growth Portfolio ...................   MONY Variable Annuity C Share Option 2         B      10.93            4
EQ/Enterprise Growth Portfolio ...................   MONY Variable Annuity C Share Option 3         B      10.83          231

MONY
SEPARATE VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                                                                          Unit Fair     Units
                                                                         Option                   Class     Value    Outstanding
                                                        ---------------------------------------- ------- ---------- ------------
EQ/Enterprise Global Socially Responsive Portfolio ..   MONY Variable Annuity Option 1           B        $ 11.61        6,802
EQ/Enterprise Global Socially Responsive Portfolio ..   MONY Variable Annuity Option 2           B          12.65       17,483
EQ/Enterprise Global Socially Responsive Portfolio ..   MONY Variable Annuity L Share Option 1   B          14.34           --
EQ/Enterprise Global Socially Responsive Portfolio ..   MONY Variable Annuity L Share Option 2   B          12.65           --
EQ/Enterprise Global Socially Responsive Portfolio ..   MONY Variable Annuity L Share Option 3   B          12.53           --
EQ/Enterprise Global Socially Responsive Portfolio ..   MONY Variable Annuity C Share Option 1   B          13.47           --
EQ/Enterprise Global Socially Responsive Portfolio ..   MONY Variable Annuity C Share Option 2   B          12.64           --
EQ/Enterprise Global Socially Responsive Portfolio ..   MONY Variable Annuity C Share Option 3   B          12.52           --
EQ/Enterprise High-Yield Bond Portfolio .............   MONY Master                              B        $ 20.08      186,248
EQ/Enterprise High-Yield Bond Portfolio .............   MONY Custom Master                       B          13.44      342,465
EQ/Enterprise International Growth Portfolio ........   MONY Master                              B        $ 12.87      246,711
EQ/Enterprise International Growth Portfolio ........   MONY Custom Master                       B           7.07      276,014
EQ/Enterprise Multi-Cap Growth Portfolio ............   MONY Custom Master                       B        $  4.62    1,135,961
EQ/Enterprise Multi-Cap Growth Portfolio ............   MONY Variable Annuity Option 1           B           9.72       22,009
EQ/Enterprise Multi-Cap Growth Portfolio ............   MONY Variable Annuity Option 2           B          11.53       60,383
EQ/Enterprise Multi-Cap Growth Portfolio ............   MONY Variable Annuity L Share Option 1   B          13.97           95
EQ/Enterprise Multi-Cap Growth Portfolio ............   MONY Variable Annuity L Share Option 2   B          11.79           --
EQ/Enterprise Multi-Cap Growth Portfolio ............   MONY Variable Annuity L Share Option 3   B          11.68        1,512
EQ/Enterprise Multi-Cap Growth Portfolio ............   MONY Variable Annuity C Share Option 1   B          13.13        1,280
EQ/Enterprise Multi-Cap Growth Portfolio ............   MONY Variable Annuity C Share Option 2   B          11.78           --
EQ/Enterprise Multi-Cap Growth Portfolio ............   MONY Variable Annuity C Share Option 3   B          11.67           --
EQ/Enterprise Managed Portfolio .....................   MONY Master                              B        $ 53.10    1,002,556
EQ/Enterprise Managed Portfolio .....................   MONY Custom Master                       B           9.07    1,288,140
EQ/Enterprise Managed Portfolio .....................   MONY Variable Annuity Option 1           B          10.43       84,672
EQ/Enterprise Managed Portfolio .....................   MONY Variable Annuity Option 2           B          11.21       92,456
EQ/Enterprise Managed Portfolio .....................   MONY Variable Annuity L Share Option 1   B          13.00           --
EQ/Enterprise Managed Portfolio .....................   MONY Variable Annuity L Share Option 2   B          11.78          207
EQ/Enterprise Managed Portfolio .....................   MONY Variable Annuity L Share Option 3   B          11.67           --
EQ/Enterprise Managed Portfolio .....................   MONY Variable Annuity C Share Option 1   B          12.59          530
EQ/Enterprise Managed Portfolio .....................   MONY Variable Annuity C Share Option 2   B          11.77           --
EQ/Enterprise Managed Portfolio .....................   MONY Variable Annuity C Share Option 3   B          11.66           --
EQ/Enterprise Small Company Growth Portfolio ........   MONY Custom Master                       B        $  8.59      615,608
EQ/Enterprise Small Company Growth Portfolio ........   MONY Variable Annuity Option 1           B          10.88       59,904
EQ/Enterprise Small Company Growth Portfolio ........   MONY Variable Annuity Option 2           B          11.40       80,288
EQ/Enterprise Small Company Growth Portfolio ........   MONY Variable Annuity L Share Option 1   B          13.86           --
EQ/Enterprise Small Company Growth Portfolio ........   MONY Variable Annuity L Share Option 2   B          12.63           92
EQ/Enterprise Small Company Growth Portfolio ........   MONY Variable Annuity L Share Option 3   B          12.52        6,607
EQ/Enterprise Small Company Growth Portfolio ........   MONY Variable Annuity C Share Option 1   B          13.48           --
EQ/Enterprise Small Company Growth Portfolio ........   MONY Variable Annuity C Share Option 2   B          12.62           --
EQ/Enterprise Small Company Growth Portfolio ........   MONY Variable Annuity C Share Option 3   B          12.51            2
EQ/Enterprise Small Company Value Portfolio .........   MONY Master                              B        $ 76.35      285,814
EQ/Enterprise Small Company Value Portfolio .........   MONY Custom Master                       B          15.01    1,027,465
EQ/Enterprise Small Company Value Portfolio .........   MONY Variable Annuity Option 1           B          15.02      251,616
EQ/Enterprise Small Company Value Portfolio .........   MONY Variable Annuity Option 2           B          13.41      224,592
EQ/Enterprise Small Company Value Portfolio .........   MONY Variable Annuity L Share Option 1   B          16.53          101
EQ/Enterprise Small Company Value Portfolio .........   MONY Variable Annuity L Share Option 2   B          14.53          620
EQ/Enterprise Small Company Value Portfolio .........   MONY Variable Annuity L Share Option 3   B          14.40        4,720
EQ/Enterprise Small Company Value Portfolio .........   MONY Variable Annuity C Share Option 1   B          16.33        1,736
EQ/Enterprise Small Company Value Portfolio .........   MONY Variable Annuity C Share Option 2   B          14.52           --
EQ/Enterprise Small Company Value Portfolio .........   MONY Variable Annuity C Share Option 3   B          14.39           --
EQ/Enterprise Total Return Portfolio ................   MONY Custom Master                       B        $ 11.37       59,142
EQ/Enterprise Total Return Portfolio ................   MONY Variable Annuity Option 1           B          11.42       72,569
EQ/Enterprise Total Return Portfolio ................   MONY Variable Annuity Option 2           B          11.29       72,966
EQ/Enterprise Total Return Portfolio ................   MONY Variable Annuity L Share Option 1   B          10.72        1,206
EQ/Enterprise Total Return Portfolio ................   MONY Variable Annuity L Share Option 2   B          10.58          363
EQ/Enterprise Total Return Portfolio ................   MONY Variable Annuity L Share Option 3   B        $ 10.48        6,672

MONY
SEPARATE VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                                                                           Unit Fair     Units
                                                                          Option                   Class     Value    Outstanding
                                                         ---------------------------------------- ------- ---------- ------------
EQ/Enterprise Total Return Portfolio .................   MONY Variable Annuity C Share Option 1   B          10.95          974
EQ/Enterprise Total Return Portfolio .................   MONY Variable Annuity C Share Option 2   B          10.57           --
EQ/Enterprise Total Return Portfolio .................   MONY Variable Annuity C Share Option 3   B          10.48           --
EQ/Enterprise Mergers and Acquisitions Portfolio .....   MONY Custom Master                       B        $ 11.26       29,902
EQ/Enterprise Mergers and Acquisitions Portfolio .....   MONY Variable Annuity Option 1           B          10.71       60,343
EQ/Enterprise Mergers and Acquisitions Portfolio .....   MONY Variable Annuity Option 2           B          10.61       34,129
EQ/Enterprise Mergers and Acquisitions Portfolio .....   MONY Variable Annuity L Share Option 1   B          11.39        1,154
EQ/Enterprise Mergers and Acquisitions Portfolio .....   MONY Variable Annuity L Share Option 2   B          10.91        1,013
EQ/Enterprise Mergers and Acquisitions Portfolio .....   MONY Variable Annuity L Share Option 3   B          10.81          563
EQ/Enterprise Mergers and Acquisitions Portfolio .....   MONY Variable Annuity C Share Option 1   B          11.38        1,172
EQ/Enterprise Mergers and Acquisitions Portfolio .....   MONY Variable Annuity C Share Option 2   B          10.90           --
EQ/Enterprise Mergers and Acquisitions Portfolio .....   MONY Variable Annuity C Share Option 3   B          10.81           --
EQ/Enterprise Short Duration Bond Portfolio ..........   MONY Custom Master                       B        $ 10.01       25,635
EQ/Enterprise Short Duration Bond Portfolio ..........   MONY Variable Annuity Option 1           B          10.02       23,471
EQ/Enterprise Short Duration Bond Portfolio ..........   MONY Variable Annuity Option 2           B           9.97       42,191
EQ/Enterprise Short Duration Bond Portfolio ..........   MONY Variable Annuity L Share Option 1   B          10.04        6,780
EQ/Enterprise Short Duration Bond Portfolio ..........   MONY Variable Annuity L Share Option 2   B           9.95           --
EQ/Enterprise Short Duration Bond Portfolio ..........   MONY Variable Annuity L Share Option 3   B           9.86          383
EQ/Enterprise Short Duration Bond Portfolio ..........   MONY Variable Annuity C Share Option 1   B          10.03       15,918
EQ/Enterprise Short Duration Bond Portfolio ..........   MONY Variable Annuity C Share Option 2   B           9.95           --
EQ/Enterprise Short Duration Bond Portfolio ..........   MONY Variable Annuity C Share Option 3   B           9.86           --
EQ/MONY Diversified Portfolio ........................   MONY Master                              A        $ 43.74        1,167
EQ/MONY Equity Growth Portfolio ......................   MONY Master                              A        $ 56.29          607
EQ/MONY Equity Income Portfolio ......................   MONY Master                              A        $ 50.75          423
EQ/MONY Government Securities Portfolio ..............   MONY Master                              A        $ 15.01      206,608
EQ/MONY Government Securities Portfolio ..............   MONY Custom Master                       A          11.88      644,820
EQ/MONY Government Securities Portfolio ..............   MONY Variable Annuity Option 1           A          10.56      240,367
EQ/MONY Government Securities Portfolio ..............   MONY Variable Annuity Option 2           A          10.43      255,228
EQ/MONY Government Securities Portfolio ..............   MONY Variable Annuity L Share Option 1   A          10.04        1,800
EQ/MONY Government Securities Portfolio ..............   MONY Variable Annuity L Share Option 2   A          10.00           --
EQ/MONY Government Securities Portfolio ..............   MONY Variable Annuity L Share Option 3   A           9.91        4,036
EQ/MONY Government Securities Portfolio ..............   MONY Variable Annuity C Share Option 1   A          10.06       35,031
EQ/MONY Government Securities Portfolio ..............   MONY Variable Annuity C Share Option 2   A           9.99           12
EQ/MONY Government Securities Portfolio ..............   MONY Variable Annuity C Share Option 3   A           9.90           58
EQ/MONY Intermediate Term Bond Portfolio .............   MONY Master                              A        $ 24.04      153,848
EQ/MONY Intermediate Term Bond Portfolio .............   MONY Custom Master                       A          12.55      289,193
EQ/MONY Money Market Portfolio .......................   MONY Master                              A        $ 17.44      325,206
EQ/MONY Money Market Portfolio .......................   MONY Value Master                        A          15.92       18,032
EQ/MONY Money Market Portfolio .......................   MONY Custom Master                       A          10.53      719,977
EQ/MONY Money Market Portfolio .......................   MONY Variable Annuity Option 1           A           9.97      296,115
EQ/MONY Money Market Portfolio .......................   MONY Variable Annuity Option 2           A           9.90      311,341
EQ/MONY Money Market Portfolio .......................   MONY Variable Annuity L Share Option 1   A           9.90          240
EQ/MONY Money Market Portfolio .......................   MONY Variable Annuity L Share Option 2   A           9.88          167
EQ/MONY Money Market Portfolio .......................   MONY Variable Annuity L Share Option 3   A           9.79        7,585
EQ/MONY Money Market Portfolio .......................   MONY Variable Annuity C Share Option 1   A           9.88          193
EQ/MONY Money Market Portfolio .......................   MONY Variable Annuity C Share Option 2   A           9.88        3,346
EQ/MONY Money Market Portfolio .......................   MONY Variable Annuity C Share Option 3   A           9.79           14
EQ/MONY Long Term Bond Portfolio .....................   MONY Master                              A        $ 33.98      180,031
EQ/MONY Long Term Bond Portfolio .....................   MONY Custom Master                       A          14.11      367,975
EQ/MONY Long Term Bond Portfolio .....................   MONY Variable Annuity Option 1           A          12.36       98,243
EQ/MONY Long Term Bond Portfolio .....................   MONY Variable Annuity Option 2           A          12.24       52,593
EQ/MONY Long Term Bond Portfolio .....................   MONY Variable Annuity L Share Option 1   A          11.00          921
EQ/MONY Long Term Bond Portfolio .....................   MONY Variable Annuity L Share Option 2   A          11.04           93
EQ/MONY Long Term Bond Portfolio .....................   MONY Variable Annuity L Share Option 3   A          10.94        3,875
EQ/MONY Long Term Bond Portfolio .....................   MONY Variable Annuity C Share Option 1   A        $ 11.25       23,307

MONY
SEPARATE VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                                         Option
                                                        ----------------------------------------
EQ/MONY Long Term Bond Portfolio ...................... MONY Variable Annuity C Share Option 2
EQ/MONY Long Term Bond Portfolio ...................... MONY Variable Annuity C Share Option 3
Fidelity VIP Growth Portfolio ......................... MONY Custom Master
Fidelity VIP Contrafund(R) Portfolio .................. MONY Custom Master
Fidelity VIP Growth Opportunities Portfolio ........... MONY Custom Master
Franklin Income Securities Fund ....................... MONY Custom Master
Franklin Income Securities Fund ....................... MONY Variable Annuity Option 1
Franklin Income Securities Fund ....................... MONY Variable Annuity Option 2
Franklin Income Securities Fund ....................... MONY Variable Annuity L Share Option 1
Franklin Income Securities Fund ....................... MONY Variable Annuity L Share Option 2
Franklin Income Securities Fund ....................... MONY Variable Annuity L Share Option 3
Franklin Income Securities Fund ....................... MONY Variable Annuity C Share Option 1
Franklin Income Securities Fund ....................... MONY Variable Annuity C Share Option 2
Franklin Income Securities Fund ....................... MONY Variable Annuity C Share Option 3
Franklin Rising Dividends Securities Fund ............. MONY Custom Master
Franklin Rising Dividends Securities Fund ............. MONY Variable Annuity Option 1
Franklin Rising Dividends Securities Fund ............. MONY Variable Annuity Option 2
Franklin Rising Dividends Securities Fund ............. MONY Variable Annuity L Share Option 1
Franklin Rising Dividends Securities Fund ............. MONY Variable Annuity L Share Option 2
Franklin Rising Dividends Securities Fund ............. MONY Variable Annuity L Share Option 3
Franklin Rising Dividends Securities Fund ............. MONY Variable Annuity C Share Option 1
Franklin Rising Dividends Securities Fund ............. MONY Variable Annuity C Share Option 2
Franklin Rising Dividends Securities Fund ............. MONY Variable Annuity C Share Option 3
Franklin Zero Coupon Fund 2010 ........................ MONY Custom Master
Franklin Zero Coupon Fund 2010 ........................ MONY Variable Annuity Option 1
Franklin Zero Coupon Fund 2010 ........................ MONY Variable Annuity Option 2
Franklin Zero Coupon Fund 2010 ........................ MONY Variable Annuity L Share Option 1
Franklin Zero Coupon Fund 2010 ........................ MONY Variable Annuity L Share Option 2
Franklin Zero Coupon Fund 2010 ........................ MONY Variable Annuity L Share Option 3
Franklin Zero Coupon Fund 2010 ........................ MONY Variable Annuity C Share Option 1
Franklin Zero Coupon Fund 2010 ........................ MONY Variable Annuity C Share Option 2
Franklin Zero Coupon Fund 2010 ........................ MONY Variable Annuity C Share Option 3
Janus Aspen Series Mid Cap Growth Portfolio ........... MONY Variable Annuity Option 1
Janus Aspen Series Balanced Portfolio ................. MONY Custom Master
Janus Aspen Series Capital Appreciation Portfolio ..... MONY Custom Master
Janus Aspen Series Capital Appreciation Portfolio ..... MONY Variable Annuity Option 1
Janus Aspen Series Capital Appreciation Portfolio ..... MONY Variable Annuity Option 2
Janus Aspen Series Capital Appreciation Portfolio ..... MONY Variable Annuity L Share Option 1
Janus Aspen Series Capital Appreciation Portfolio ..... MONY Variable Annuity L Share Option 2
Janus Aspen Series Capital Appreciation Portfolio ..... MONY Variable Annuity L Share Option 3
Janus Aspen Series Capital Appreciation Portfolio ..... MONY Variable Annuity C Share Option 1
Janus Aspen Series Capital Appreciation Portfolio ..... MONY Variable Annuity C Share Option 2
Janus Aspen Series Capital Appreciation Portfolio ..... MONY Variable Annuity C Share Option 3
Janus Aspen Series Flexible Income Portfolio .......... MONY Variable Annuity Option 1
Janus Aspen Series Flexible Income Portfolio .......... MONY Variable Annuity Option 2
Janus Aspen Series Flexible Income Portfolio .......... MONY Variable Annuity L Share Option 1
Janus Aspen Series Flexible Income Portfolio .......... MONY Variable Annuity L Share Option 2
Janus Aspen Series Flexible Income Portfolio .......... MONY Variable Annuity L Share Option 3
Janus Aspen Series Flexible Income Portfolio .......... MONY Variable Annuity C Share Option 1
Janus Aspen Series Flexible Income Portfolio .......... MONY Variable Annuity C Share Option 2
Janus Aspen Series Flexible Income Portfolio .......... MONY Variable Annuity C Share Option 3



                                                                         Unit Fair     Units
                                                             Class         Value    Outstanding
                                                        --------------- ---------- ------------
EQ/MONY Long Term Bond Portfolio ......................              A     11.03            4
EQ/MONY Long Term Bond Portfolio ......................              A     10.93           12
Fidelity VIP Growth Portfolio .........................        Service   $  6.87      660,957
Fidelity VIP Contrafund(R) Portfolio ..................        Service   $  9.83      804,017
Fidelity VIP Growth Opportunities Portfolio ...........        Service   $  7.07      317,577
Franklin Income Securities Fund .......................              2   $ 12.72       66,044
Franklin Income Securities Fund .......................              2     12.63       76,561
Franklin Income Securities Fund .......................              2     12.72      119,996
Franklin Income Securities Fund .......................              2     13.58          792
Franklin Income Securities Fund .......................              2     12.90          423
Franklin Income Securities Fund .......................              2     12.78        1,232
Franklin Income Securities Fund .......................              2     13.56        1,137
Franklin Income Securities Fund .......................              2     12.89           --
Franklin Income Securities Fund .......................              2     12.78          438
Franklin Rising Dividends Securities Fund .............              2   $ 13.03       51,938
Franklin Rising Dividends Securities Fund .............              2     13.06       34,557
Franklin Rising Dividends Securities Fund .............              2     12.92       35,936
Franklin Rising Dividends Securities Fund .............              2     13.31          374
Franklin Rising Dividends Securities Fund .............              2     12.26        2,931
Franklin Rising Dividends Securities Fund .............              2     12.15          314
Franklin Rising Dividends Securities Fund .............              2     13.30        1,395
Franklin Rising Dividends Securities Fund .............              2     12.25           --
Franklin Rising Dividends Securities Fund .............              2     12.14           --
Franklin Zero Coupon Fund 2010 ........................              2   $  9.66       38,583
Franklin Zero Coupon Fund 2010 ........................              2     10.45        6,822
Franklin Zero Coupon Fund 2010 ........................              2      9.79        9,095
Franklin Zero Coupon Fund 2010 ........................              2     10.26           --
Franklin Zero Coupon Fund 2010 ........................              2     10.38           --
Franklin Zero Coupon Fund 2010 ........................              2     10.29        2,049
Franklin Zero Coupon Fund 2010 ........................              2     10.26           --
Franklin Zero Coupon Fund 2010 ........................              2     10.37           --
Franklin Zero Coupon Fund 2010 ........................              2     10.28           --
Janus Aspen Series Mid Cap Growth Portfolio ...........  Institutional   $  4.93    1,025,783
Janus Aspen Series Balanced Portfolio .................  Institutional   $ 10.47      844,869
Janus Aspen Series Capital Appreciation Portfolio .....  Institutional   $  7.41      523,674
Janus Aspen Series Capital Appreciation Portfolio .....        Service     12.21       27,098
Janus Aspen Series Capital Appreciation Portfolio .....        Service     12.33       54,586
Janus Aspen Series Capital Appreciation Portfolio .....        Service     14.06          109
Janus Aspen Series Capital Appreciation Portfolio .....        Service     12.74          210
Janus Aspen Series Capital Appreciation Portfolio .....        Service     12.62        2,094
Janus Aspen Series Capital Appreciation Portfolio .....        Service     13.04          117
Janus Aspen Series Capital Appreciation Portfolio .....        Service     12.73           --
Janus Aspen Series Capital Appreciation Portfolio .....        Service     12.62           --
Janus Aspen Series Flexible Income Portfolio ..........        Service   $ 11.59       97,479
Janus Aspen Series Flexible Income Portfolio ..........        Service     11.43       67,865
Janus Aspen Series Flexible Income Portfolio ..........        Service     10.71        1,304
Janus Aspen Series Flexible Income Portfolio ..........        Service     10.44           95
Janus Aspen Series Flexible Income Portfolio ..........        Service     10.35        2,010
Janus Aspen Series Flexible Income Portfolio ..........        Service     10.88       14,055
Janus Aspen Series Flexible Income Portfolio ..........        Service     10.44            5
Janus Aspen Series Flexible Income Portfolio ..........        Service     10.34           11

MONY
SEPARATE VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                                         Option
                                                        ----------------------------------------
Janus Aspen Series International Growth Portfolio ..... MONY Variable Annuity Option 1
Janus Aspen Series International Growth Portfolio ..... MONY Variable Annuity Option 2
Janus Aspen Series International Growth Portfolio ..... MONY Variable Annuity L Share Option 1
Janus Aspen Series International Growth Portfolio ..... MONY Variable Annuity L Share Option 2
Janus Aspen Series International Growth Portfolio ..... MONY Variable Annuity L Share Option 3
Janus Aspen Series International Growth Portfolio ..... MONY Variable Annuity C Share Option 1
Janus Aspen Series International Growth Portfolio ..... MONY Variable Annuity C Share Option 2
Janus Aspen Series International Growth Portfolio ..... MONY Variable Annuity C Share Option 3
Janus Aspen Series Worldwide Growth Portfolio ......... MONY Custom Master
Lord Abbett Bond-Debenture Portfolio .................. MONY Variable Annuity Option 1
Lord Abbett Bond-Debenture Portfolio .................. MONY Variable Annuity Option 2
Lord Abbett Bond-Debenture Portfolio .................. MONY Variable Annuity L Share Option 1
Lord Abbett Bond-Debenture Portfolio .................. MONY Variable Annuity L Share Option 2
Lord Abbett Bond-Debenture Portfolio .................. MONY Variable Annuity L Share Option 3
Lord Abbett Bond-Debenture Portfolio .................. MONY Variable Annuity C Share Option 1
Lord Abbett Bond-Debenture Portfolio .................. MONY Variable Annuity C Share Option 2
Lord Abbett Bond-Debenture Portfolio .................. MONY Variable Annuity C Share Option 3
Lord Abbett Growth and Income Portfolio ............... MONY Custom Master
Lord Abbett Growth and Income Portfolio ............... MONY Variable Annuity Option 1
Lord Abbett Growth and Income Portfolio ............... MONY Variable Annuity Option 2
Lord Abbett Growth and Income Portfolio ............... MONY Variable Annuity L Share Option 1
Lord Abbett Growth and Income Portfolio ............... MONY Variable Annuity L Share Option 2
Lord Abbett Growth and Income Portfolio ............... MONY Variable Annuity L Share Option 3
Lord Abbett Growth and Income Portfolio ............... MONY Variable Annuity C Share Option 1
Lord Abbett Growth and Income Portfolio ............... MONY Variable Annuity C Share Option 2
Lord Abbett Growth and Income Portfolio ............... MONY Variable Annuity C Share Option 3
Lord Abbett Mid-Cap Value Portfolio ................... MONY Custom Master
Lord Abbett Mid-Cap Value Portfolio ................... MONY Variable Annuity Option 1
Lord Abbett Mid-Cap Value Portfolio ................... MONY Variable Annuity Option 2
Lord Abbett Mid-Cap Value Portfolio ................... MONY Variable Annuity L Share Option 1
Lord Abbett Mid-Cap Value Portfolio ................... MONY Variable Annuity L Share Option 2
Lord Abbett Mid-Cap Value Portfolio ................... MONY Variable Annuity L Share Option 3
Lord Abbett Mid-Cap Value Portfolio ................... MONY Variable Annuity C Share Option 1
Lord Abbett Mid-Cap Value Portfolio ................... MONY Variable Annuity C Share Option 2
Lord Abbett Mid-Cap Value Portfolio ................... MONY Variable Annuity C Share Option 3
MFS(R) Mid-Cap Growth Series .......................... MONY Variable Annuity Option 1
MFS(R) Mid-Cap Growth Series .......................... MONY Variable Annuity Option 2
MFS(R) Mid-Cap Growth Series .......................... MONY Variable Annuity L Share Option 1
MFS(R) Mid-Cap Growth Series .......................... MONY Variable Annuity L Share Option 2
MFS(R) Mid-Cap Growth Series .......................... MONY Variable Annuity L Share Option 3
MFS(R) Mid-Cap Growth Series .......................... MONY Variable Annuity C Share Option 1
MFS(R) Mid-Cap Growth Series .......................... MONY Variable Annuity C Share Option 2
MFS(R) Mid-Cap Growth Series .......................... MONY Variable Annuity C Share Option 3
MFS(R) New Discovery Series ........................... MONY Variable Annuity Option 1
MFS(R) New Discovery Series ........................... MONY Variable Annuity Option 2
MFS(R) New Discovery Series ........................... MONY Variable Annuity L Share Option 1
MFS(R) New Discovery Series ........................... MONY Variable Annuity L Share Option 2
MFS(R) New Discovery Series ........................... MONY Variable Annuity L Share Option 3
MFS(R) New Discovery Series ........................... MONY Variable Annuity C Share Option 1
MFS(R) New Discovery Series ........................... MONY Variable Annuity C Share Option 2
MFS(R) New Discovery Series ........................... MONY Variable Annuity C Share Option 3
MFS(R) Total Return Series ............................ MONY Variable Annuity Option 1
MFS(R) Total Return Series ............................ MONY Variable Annuity Option 2
MFS(R) Total Return Series ............................ MONY Variable Annuity L Share Option 1
MFS(R) Total Return Series ............................ MONY Variable Annuity L Share Option 2
MFS(R) Total Return Series ............................ MONY Variable Annuity L Share Option 3



                                                                         Unit Fair     Units
                                                             Class         Value    Outstanding
                                                        --------------- ---------- ------------
Janus Aspen Series International Growth Portfolio .....       Service    $  12.36      84,750
Janus Aspen Series International Growth Portfolio .....       Service       12.46     100,383
Janus Aspen Series International Growth Portfolio .....       Service       16.41         265
Janus Aspen Series International Growth Portfolio .....       Service       14.37          82
Janus Aspen Series International Growth Portfolio .....       Service       14.24       2,604
Janus Aspen Series International Growth Portfolio .....       Service       15.19       5,194
Janus Aspen Series International Growth Portfolio .....       Service       14.36           7
Janus Aspen Series International Growth Portfolio .....       Service       14.23          20
Janus Aspen Series Worldwide Growth Portfolio ......... Institutional    $   5.34   1,201,583
Lord Abbett Bond-Debenture Portfolio ..................            VC    $  13.25     202,238
Lord Abbett Bond-Debenture Portfolio ..................            VC       12.66      96,158
Lord Abbett Bond-Debenture Portfolio ..................            VC       12.27       1,333
Lord Abbett Bond-Debenture Portfolio ..................            VC       11.51       2,385
Lord Abbett Bond-Debenture Portfolio ..................            VC       11.41       5,497
Lord Abbett Bond-Debenture Portfolio ..................            VC       12.61       5,786
Lord Abbett Bond-Debenture Portfolio ..................            VC       11.51           8
Lord Abbett Bond-Debenture Portfolio ..................            VC       11.40         339
Lord Abbett Growth and Income Portfolio ...............            VC    $  12.06     170,132
Lord Abbett Growth and Income Portfolio ...............            VC       11.78     179,724
Lord Abbett Growth and Income Portfolio ...............            VC       11.92     184,623
Lord Abbett Growth and Income Portfolio ...............            VC       14.77       1,174
Lord Abbett Growth and Income Portfolio ...............            VC       12.70         382
Lord Abbett Growth and Income Portfolio ...............            VC       12.58      12,318
Lord Abbett Growth and Income Portfolio ...............            VC       14.15       5,604
Lord Abbett Growth and Income Portfolio ...............            VC       12.69           4
Lord Abbett Growth and Income Portfolio ...............            VC       12.57         270
Lord Abbett Mid-Cap Value Portfolio ...................            VC    $  13.01     136,430
Lord Abbett Mid-Cap Value Portfolio ...................            VC       13.39      77,661
Lord Abbett Mid-Cap Value Portfolio ...................            VC       13.15     126,050
Lord Abbett Mid-Cap Value Portfolio ...................            VC       15.70         628
Lord Abbett Mid-Cap Value Portfolio ...................            VC       14.16         716
Lord Abbett Mid-Cap Value Portfolio ...................            VC       14.03       2,427
Lord Abbett Mid-Cap Value Portfolio ...................            VC       15.33         398
Lord Abbett Mid-Cap Value Portfolio ...................            VC       14.15           4
Lord Abbett Mid-Cap Value Portfolio ...................            VC       14.02         410
MFS(R) Mid-Cap Growth Series ..........................       Initial    $   9.71      33,982
MFS(R) Mid-Cap Growth Series ..........................       Initial       15.68      30,855
MFS(R) Mid-Cap Growth Series ..........................       Initial       15.27         167
MFS(R) Mid-Cap Growth Series ..........................       Initial       12.89          41
MFS(R) Mid-Cap Growth Series ..........................       Initial       12.78          --
MFS(R) Mid-Cap Growth Series ..........................       Initial       14.85          --
MFS(R) Mid-Cap Growth Series ..........................       Initial       12.89          --
MFS(R) Mid-Cap Growth Series ..........................       Initial       12.77         209
MFS(R) New Discovery Series ...........................       Initial    $  10.41      29,115
MFS(R) New Discovery Series ...........................       Initial       11.43      19,628
MFS(R) New Discovery Series ...........................       Initial       14.07          --
MFS(R) New Discovery Series ...........................       Initial       12.26         233
MFS(R) New Discovery Series ...........................       Initial       12.15       4,434
MFS(R) New Discovery Series ...........................       Initial       13.36          --
MFS(R) New Discovery Series ...........................       Initial       12.25          --
MFS(R) New Discovery Series ...........................       Initial       12.14          --
MFS(R) Total Return Series ............................       Initial    $  11.72     167,253
MFS(R) Total Return Series ............................       Initial       11.54     117,500
MFS(R) Total Return Series ............................       Initial       12.83         854
MFS(R) Total Return Series ............................       Initial       11.83          --
MFS(R) Total Return Series ............................       Initial       11.73          --

MONY
SEPARATE VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                                     Option
                                                    ----------------------------------------
MFS(R) Total Return Series ........................ MONY Variable Annuity C Share Option 1
MFS(R) Total Return Series ........................ MONY Variable Annuity C Share Option 2
MFS(R) Total Return Series ........................ MONY Variable Annuity C Share Option 3
MFS(R) Utilities Series ........................... MONY Variable Annuity Option 1
MFS(R) Utilities Series ........................... MONY Variable Annuity Option 2
MFS(R) Utilities Series ........................... MONY Variable Annuity L Share Option 1
MFS(R) Utilities Series ........................... MONY Variable Annuity L Share Option 2
MFS(R) Utilities Series ........................... MONY Variable Annuity L Share Option 3
MFS(R) Utilities Series ........................... MONY Variable Annuity C Share Option 1
MFS(R) Utilities Series ........................... MONY Variable Annuity C Share Option 2
MFS(R) Utilities Series ........................... MONY Variable Annuity C Share Option 3
Oppenheimer Global Securities Fund/VA ............. MONY Custom Master
Oppenheimer Global Securities Fund/VA ............. MONY Variable Annuity Option 1
Oppenheimer Global Securities Fund/VA ............. MONY Variable Annuity Option 2
Oppenheimer Global Securities Fund/VA ............. MONY Variable Annuity L Share Option 1
Oppenheimer Global Securities Fund/VA ............. MONY Variable Annuity L Share Option 2
Oppenheimer Global Securities Fund/VA ............. MONY Variable Annuity L Share Option 3
Oppenheimer Global Securities Fund/VA ............. MONY Variable Annuity C Share Option 1
Oppenheimer Global Securities Fund/VA ............. MONY Variable Annuity C Share Option 2
Oppenheimer Global Securities Fund/VA ............. MONY Variable Annuity C Share Option 3
Oppenheimer Main Street(R) Fund/VA ................ MONY Custom Master
Oppenheimer Main Street(R) Fund/VA ................ MONY Variable Annuity Option 1
Oppenheimer Main Street(R) Fund/VA ................ MONY Variable Annuity Option 2
Oppenheimer Main Street(R) Fund/VA ................ MONY Variable Annuity L Share Option 1
Oppenheimer Main Street(R) Fund/VA ................ MONY Variable Annuity L Share Option 2
Oppenheimer Main Street(R) Fund/VA ................ MONY Variable Annuity L Share Option 3
Oppenheimer Main Street(R) Fund/VA ................ MONY Variable Annuity C Share Option 1
Oppenheimer Main Street(R) Fund/VA ................ MONY Variable Annuity C Share Option 2
Oppenheimer Main Street(R) Fund/VA ................ MONY Variable Annuity C Share Option 3
PBHG Mid-Cap Portfolio ............................ MONY Variable Annuity Option 1
PBHG Mid-Cap Portfolio ............................ MONY Variable Annuity Option 2
PBHG Mid-Cap Portfolio ............................ MONY Variable Annuity L Share Option 1
PBHG Mid-Cap Portfolio ............................ MONY Variable Annuity L Share Option 2
PBHG Mid-Cap Portfolio ............................ MONY Variable Annuity L Share Option 3
PBHG Mid-Cap Portfolio ............................ MONY Variable Annuity C Share Option 1
PBHG Mid-Cap Portfolio ............................ MONY Variable Annuity C Share Option 2
PBHG Mid-Cap Portfolio ............................ MONY Variable Annuity C Share Option 3
PBHG Select Value Portfolio ....................... MONY Variable Annuity Option 1
PBHG Select Value Portfolio ....................... MONY Variable Annuity Option 2
PBHG Select Value Portfolio ....................... MONY Variable Annuity L Share Option 1
PBHG Select Value Portfolio ....................... MONY Variable Annuity L Share Option 2
PBHG Select Value Portfolio ....................... MONY Variable Annuity L Share Option 3
PBHG Select Value Portfolio ....................... MONY Variable Annuity C Share Option 1
PBHG Select Value Portfolio ....................... MONY Variable Annuity C Share Option 2
PBHG Select Value Portfolio ....................... MONY Variable Annuity C Share Option 3
PIMCO Advisors VIT OpCap Equity Portfolio ......... MONY Master
PIMCO Advisors VIT OpCap Managed Portfolio ........ MONY Master
PIMCO Advisors VIT OpCap Small Cap Portfolio ...... MONY Master
PIMCO Advisors VIT OpCap U.S. Government Income
Portfolio ......................................... MONY Master
PIMCO Global Bond Portfolio (Unhedged) ............ MONY Custom Master
PIMCO Global Bond Portfolio (Unhedged) ............ MONY Variable Annuity Option 1
PIMCO Global Bond Portfolio (Unhedged) ............ MONY Variable Annuity Option 2
PIMCO Global Bond Portfolio (Unhedged) ............ MONY Variable Annuity L Share Option 1
PIMCO Global Bond Portfolio (Unhedged) ............ MONY Variable Annuity L Share Option 2



                                                                      Unit Fair     Units
                                                          Class         Value    Outstanding
                                                    ---------------- ---------- ------------
MFS(R) Total Return Series ........................        Initial    $  12.60          --
MFS(R) Total Return Series ........................        Initial       11.83          --
MFS(R) Total Return Series ........................        Initial       11.72          --
MFS(R) Utilities Series ...........................        Initial    $  14.04      33,037
MFS(R) Utilities Series ...........................        Initial       15.98      36,244
MFS(R) Utilities Series ...........................        Initial       17.14         333
MFS(R) Utilities Series ...........................        Initial       14.70         233
MFS(R) Utilities Series ...........................        Initial       14.57          --
MFS(R) Utilities Series ...........................        Initial       17.78         383
MFS(R) Utilities Series ...........................        Initial       14.69          --
MFS(R) Utilities Series ...........................        Initial       14.56          --
Oppenheimer Global Securities Fund/VA .............        Service    $  16.16     120,936
Oppenheimer Global Securities Fund/VA .............        Service       14.91      30,779
Oppenheimer Global Securities Fund/VA .............        Service       14.35      95,445
Oppenheimer Global Securities Fund/VA .............        Service       16.57         729
Oppenheimer Global Securities Fund/VA .............        Service       14.53       1,868
Oppenheimer Global Securities Fund/VA .............        Service       14.40       3,905
Oppenheimer Global Securities Fund/VA .............        Service       16.56         839
Oppenheimer Global Securities Fund/VA .............        Service       14.52           3
Oppenheimer Global Securities Fund/VA .............        Service       14.39         404
Oppenheimer Main Street(R) Fund/VA ................        Service    $  12.81      37,341
Oppenheimer Main Street(R) Fund/VA ................        Service       12.83      34,092
Oppenheimer Main Street(R) Fund/VA ................        Service       12.10     105,692
Oppenheimer Main Street(R) Fund/VA ................        Service       13.01         170
Oppenheimer Main Street(R) Fund/VA ................        Service       12.22         201
Oppenheimer Main Street(R) Fund/VA ................        Service       12.11       5,110
Oppenheimer Main Street(R) Fund/VA ................        Service       13.00          --
Oppenheimer Main Street(R) Fund/VA ................        Service       12.21          --
Oppenheimer Main Street(R) Fund/VA ................        Service       12.10         437
PBHG Mid-Cap Portfolio ............................      Insurance    $  13.57     117,049
PBHG Mid-Cap Portfolio ............................      Insurance       12.84     135,892
PBHG Mid-Cap Portfolio ............................      Insurance       15.91       1,276
PBHG Mid-Cap Portfolio ............................      Insurance       13.89          --
PBHG Mid-Cap Portfolio ............................      Insurance       13.76       2,231
PBHG Mid-Cap Portfolio ............................      Insurance       15.35         917
PBHG Mid-Cap Portfolio ............................      Insurance       13.88           4
PBHG Mid-Cap Portfolio ............................      Insurance       13.75          18
PBHG Select Value Portfolio .......................      Insurance    $   9.17      46,205
PBHG Select Value Portfolio .......................      Insurance        9.91      19,351
PBHG Select Value Portfolio .......................      Insurance       12.23          --
PBHG Select Value Portfolio .......................      Insurance       11.54          --
PBHG Select Value Portfolio .......................      Insurance       11.44         655
PBHG Select Value Portfolio .......................      Insurance       11.79          --
PBHG Select Value Portfolio .......................      Insurance       11.53          --
PBHG Select Value Portfolio .......................      Insurance       11.43          --
PIMCO Advisors VIT OpCap Equity Portfolio .........                   $  49.79       7,821
PIMCO Advisors VIT OpCap Managed Portfolio ........                   $  61.57      28,687
PIMCO Advisors VIT OpCap Small Cap Portfolio ......                   $  58.29       3,577
PIMCO Advisors VIT OpCap U.S. Government Income
Portfolio .........................................                   $  22.12       9,409
PIMCO Global Bond Portfolio (Unhedged) ............ Administrative    $  14.11      69,795
PIMCO Global Bond Portfolio (Unhedged) ............ Administrative       14.68      56,821
PIMCO Global Bond Portfolio (Unhedged) ............ Administrative       13.80      80,782
PIMCO Global Bond Portfolio (Unhedged) ............ Administrative       12.10         748
PIMCO Global Bond Portfolio (Unhedged) ............ Administrative       11.76          91

MONY
SEPARATE VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                                    Option
                                                   ----------------------------------------
PIMCO Global Bond Portfolio (Unhedged) ........... MONY Variable Annuity L Share Option 3
PIMCO Global Bond Portfolio (Unhedged) ........... MONY Variable Annuity C Share Option 1
PIMCO Global Bond Portfolio (Unhedged) ........... MONY Variable Annuity C Share Option 2
PIMCO Global Bond Portfolio (Unhedged) ........... MONY Variable Annuity C Share Option 3
PIMCO Real Return Portfolio ...................... MONY Custom Master
PIMCO Real Return Portfolio ...................... MONY Variable Annuity Option 1
PIMCO Real Return Portfolio ...................... MONY Variable Annuity Option 2
PIMCO Real Return Portfolio ...................... MONY Variable Annuity L Share Option 1
PIMCO Real Return Portfolio ...................... MONY Variable Annuity L Share Option 2
PIMCO Real Return Portfolio ...................... MONY Variable Annuity L Share Option 3
PIMCO Real Return Portfolio ...................... MONY Variable Annuity C Share Option 1
PIMCO Real Return Portfolio ...................... MONY Variable Annuity C Share Option 2
PIMCO Real Return Portfolio ...................... MONY Variable Annuity C Share Option 3
PIMCO StocksPLUS Growth and Income Portfolio ..... MONY Variable Annuity Option 1
PIMCO StocksPLUS Growth and Income Portfolio ..... MONY Variable Annuity Option 2
PIMCO StocksPLUS Growth and Income Portfolio ..... MONY Variable Annuity L Share Option 1
PIMCO StocksPLUS Growth and Income Portfolio ..... MONY Variable Annuity L Share Option 2
PIMCO StocksPLUS Growth and Income Portfolio ..... MONY Variable Annuity L Share Option 3
PIMCO StocksPLUS Growth and Income Portfolio ..... MONY Variable Annuity C Share Option 1
PIMCO StocksPLUS Growth and Income Portfolio ..... MONY Variable Annuity C Share Option 2
PIMCO StocksPLUS Growth and Income Portfolio ..... MONY Variable Annuity C Share Option 3
PROFUNDS VP Bear ................................. MONY Custom Master
PROFUNDS VP Bear ................................. MONY Variable Annuity Option 1
PROFUNDS VP Bear ................................. MONY Variable Annuity Option 2
PROFUNDS VP Bear ................................. MONY Variable Annuity L Share Option 1
PROFUNDS VP Bear ................................. MONY Variable Annuity L Share Option 2
PROFUNDS VP Bear ................................. MONY Variable Annuity L Share Option 3
PROFUNDS VP Bear ................................. MONY Variable Annuity C Share Option 1
PROFUNDS VP Bear ................................. MONY Variable Annuity C Share Option 2
PROFUNDS VP Bear ................................. MONY Variable Annuity C Share Option 3
PROFUNDS VP Rising Rates Opportunity ............. MONY Custom Master
PROFUNDS VP Rising Rates Opportunity ............. MONY Variable Annuity Option 1
PROFUNDS VP Rising Rates Opportunity ............. MONY Variable Annuity Option 2
PROFUNDS VP Rising Rates Opportunity ............. MONY Variable Annuity L Share Option 1
PROFUNDS VP Rising Rates Opportunity ............. MONY Variable Annuity L Share Option 2
PROFUNDS VP Rising Rates Opportunity ............. MONY Variable Annuity L Share Option 3
PROFUNDS VP Rising Rates Opportunity ............. MONY Variable Annuity C Share Option 1
PROFUNDS VP Rising Rates Opportunity ............. MONY Variable Annuity C Share Option 2
PROFUNDS VP Rising Rates Opportunity ............. MONY Variable Annuity C Share Option 3
PROFUNDS VP UltraBull ............................ MONY Custom Master
PROFUNDS VP UltraBull ............................ MONY Variable Annuity Option 1
PROFUNDS VP UltraBull ............................ MONY Variable Annuity Option 2
PROFUNDS VP UltraBull ............................ MONY Variable Annuity L Share Option 1
PROFUNDS VP UltraBull ............................ MONY Variable Annuity L Share Option 2
PROFUNDS VP UltraBull ............................ MONY Variable Annuity L Share Option 3
PROFUNDS VP UltraBull ............................ MONY Variable Annuity C Share Option 1
PROFUNDS VP UltraBull ............................ MONY Variable Annuity C Share Option 2
PROFUNDS VP UltraBull ............................ MONY Variable Annuity C Share Option 3
UIF Emerging Markets Equity Portfolio ............ MONY Variable Annuity Option 1
UIF Emerging Markets Equity Portfolio ............ MONY Variable Annuity Option 2
UIF Emerging Markets Equity Portfolio ............ MONY Variable Annuity L Share Option 1
UIF Emerging Markets Equity Portfolio ............ MONY Variable Annuity L Share Option 2
UIF Emerging Markets Equity Portfolio ............ MONY Variable Annuity L Share Option 3
UIF Emerging Markets Equity Portfolio ............ MONY Variable Annuity C Share Option 1
UIF Emerging Markets Equity Portfolio ............ MONY Variable Annuity C Share Option 2
UIF Emerging Markets Equity Portfolio ............ MONY Variable Annuity C Share Option 3



                                                                     Unit Fair     Units
                                                         Class         Value    Outstanding
                                                   ---------------- ---------- ------------
PIMCO Global Bond Portfolio (Unhedged) ...........  Administrative   $  11.65       1,293
PIMCO Global Bond Portfolio (Unhedged) ...........  Administrative      12.70       1,731
PIMCO Global Bond Portfolio (Unhedged) ...........  Administrative      11.75           4
PIMCO Global Bond Portfolio (Unhedged) ...........  Administrative      11.64         251
PIMCO Real Return Portfolio ......................  Administrative   $  12.89     249,882
PIMCO Real Return Portfolio ......................  Administrative      13.41     309,837
PIMCO Real Return Portfolio ......................  Administrative      12.75     256,693
PIMCO Real Return Portfolio ......................  Administrative      11.49       1,242
PIMCO Real Return Portfolio ......................  Administrative      11.19       1,294
PIMCO Real Return Portfolio ......................  Administrative      11.09       8,921
PIMCO Real Return Portfolio ......................  Administrative      11.83      11,708
PIMCO Real Return Portfolio ......................  Administrative      11.18          --
PIMCO Real Return Portfolio ......................  Administrative      11.08          --
PIMCO StocksPLUS Growth and Income Portfolio .....  Administrative   $  11.69     140,680
PIMCO StocksPLUS Growth and Income Portfolio .....  Administrative      12.22     208,037
PIMCO StocksPLUS Growth and Income Portfolio .....  Administrative      14.35       1,795
PIMCO StocksPLUS Growth and Income Portfolio .....  Administrative      12.40         615
PIMCO StocksPLUS Growth and Income Portfolio .....  Administrative      12.29       5,435
PIMCO StocksPLUS Growth and Income Portfolio .....  Administrative      13.78      12,125
PIMCO StocksPLUS Growth and Income Portfolio .....  Administrative      12.39          12
PIMCO StocksPLUS Growth and Income Portfolio .....  Administrative      12.28         687
PROFUNDS VP Bear .................................       Insurance   $   7.66       5,930
PROFUNDS VP Bear .................................       Insurance       9.00          --
PROFUNDS VP Bear .................................       Insurance       7.19       2,722
PROFUNDS VP Bear .................................       Insurance       7.03          --
PROFUNDS VP Bear .................................       Insurance       7.59          --
PROFUNDS VP Bear .................................       Insurance       7.52          --
PROFUNDS VP Bear .................................       Insurance       7.03          --
PROFUNDS VP Bear .................................       Insurance       7.59          --
PROFUNDS VP Bear .................................       Insurance       7.52          --
PROFUNDS VP Rising Rates Opportunity .............       Insurance   $   9.33      36,813
PROFUNDS VP Rising Rates Opportunity .............       Insurance       7.96      22,911
PROFUNDS VP Rising Rates Opportunity .............       Insurance       8.91      59,714
PROFUNDS VP Rising Rates Opportunity .............       Insurance       8.59       1,076
PROFUNDS VP Rising Rates Opportunity .............       Insurance       8.12         688
PROFUNDS VP Rising Rates Opportunity .............       Insurance       8.04       7,582
PROFUNDS VP Rising Rates Opportunity .............       Insurance       8.58         751
PROFUNDS VP Rising Rates Opportunity .............       Insurance       8.11          --
PROFUNDS VP Rising Rates Opportunity .............       Insurance       8.04          --
PROFUNDS VP UltraBull ............................       Insurance   $  14.11      60,321
PROFUNDS VP UltraBull ............................       Insurance      14.13      18,369
PROFUNDS VP UltraBull ............................       Insurance      15.52      64,259
PROFUNDS VP UltraBull ............................       Insurance      16.60         267
PROFUNDS VP UltraBull ............................       Insurance      14.70         347
PROFUNDS VP UltraBull ............................       Insurance      14.57      24,205
PROFUNDS VP UltraBull ............................       Insurance      16.59         406
PROFUNDS VP UltraBull ............................       Insurance      14.69          --
PROFUNDS VP UltraBull ............................       Insurance      14.56          --
UIF Emerging Markets Equity Portfolio ............               1   $  14.74      16,319
UIF Emerging Markets Equity Portfolio ............               1      14.88      49,339
UIF Emerging Markets Equity Portfolio ............               1      18.07          --
UIF Emerging Markets Equity Portfolio ............               1      15.35          --
UIF Emerging Markets Equity Portfolio ............               1      15.21       1,666
UIF Emerging Markets Equity Portfolio ............               1      17.59         284
UIF Emerging Markets Equity Portfolio ............               1      15.34           3
UIF Emerging Markets Equity Portfolio ............               1      15.20         216

MONY
SEPARATE VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2004


                                                                                            Unit Fair     Units
                                                           Option                   Class     Value    Outstanding
                                          ---------------------------------------- ------- ---------- ------------
UIF Global Value Equity Portfolio .....   MONY Variable Annuity Option 1           1        $  11.30      16,325
UIF Global Value Equity Portfolio .....   MONY Variable Annuity Option 2           1           12.27      25,596
UIF Global Value Equity Portfolio .....   MONY Variable Annuity L Share Option 1   1           14.94          --
UIF Global Value Equity Portfolio .....   MONY Variable Annuity L Share Option 2   1           13.22          --
UIF Global Value Equity Portfolio .....   MONY Variable Annuity L Share Option 3   1           13.10          --
UIF Global Value Equity Portfolio .....   MONY Variable Annuity C Share Option 1   1           14.07         477
UIF Global Value Equity Portfolio .....   MONY Variable Annuity C Share Option 2   1           13.21          --
UIF Global Value Equity Portfolio .....   MONY Variable Annuity C Share Option 3   1           13.09         248
UIF U.S. Real Estate Portfolio ........   MONY Custom Master                       1        $  17.04     125,933
UIF U.S. Real Estate Portfolio ........   MONY Variable Annuity Option 1           1           17.85     130,400
UIF U.S. Real Estate Portfolio ........   MONY Variable Annuity Option 2           1           16.67     131,849
UIF U.S. Real Estate Portfolio ........   MONY Variable Annuity L Share Option 1   1           18.79         337
UIF U.S. Real Estate Portfolio ........   MONY Variable Annuity L Share Option 2   1           15.12       3,261
UIF U.S. Real Estate Portfolio ........   MONY Variable Annuity L Share Option 3   1           14.98       2,463
UIF U.S. Real Estate Portfolio ........   MONY Variable Annuity C Share Option 1   1           18.64       5,211
UIF U.S. Real Estate Portfolio ........   MONY Variable Annuity C Share Option 2   1           15.11           3
UIF U.S. Real Estate Portfolio ........   MONY Variable Annuity C Share Option 3   1           14.97          --

MONY
VARIABLE ACCOUNT A
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                                                AIM V.I.            AIM V.I.
                                                            AIM V.I.       Financial Services   Health Sciences
                                                        Basic Value Fund          Fund                Fund
                                                       ------------------ -------------------- -----------------
Income:
 Dividend income .....................................     $      --            $  2,906          $       --
Expenses:
 Mortality and expense risk charges ..................       (26,203)             (4,338)            (10,585)
                                                           ---------            --------          ----------
Net investment income (loss) .........................       (26,203)             (1,432)            (10,585)
                                                           ---------            --------          ----------
Realized gain (loss) on investments
 Net realized gain (loss) on sale of fund shares .....        40,893               3,349              22,170
 Realized gain distributions .........................            --                  --                  --
                                                           ---------            --------          ----------
Realized gain (loss) .................................        40,893               3,349              22,170
                                                           ---------            --------          ----------
Change in unrealized appreciation
 (depreciation) ......................................       179,224              21,481              42,556
                                                           ---------            --------          ----------
Net increase (decrease) in net assets
 resulting from operations ...........................     $ 193,914            $ 23,398          $   54,141
                                                           =========            ========          ==========



                                                          AIM V.I.                                             Alger American
                                                        Mid Cap Core       AIM V.I.        Alger American          MidCap
                                                         Equity Fund   Technology Fund   Balanced Portfolio   Growth Portfolio
                                                       -------------- ----------------- -------------------- -----------------
Income:
 Dividend income .....................................    $  1,016        $     --           $   22,742          $      --
Expenses:
 Mortality and expense risk charges ..................      (7,227)         (3,063)             (20,827)           (32,131)
                                                          --------        --------           ----------          ---------
Net investment income (loss) .........................      (6,211)         (3,063)               1,915            (32,131)
                                                          --------        --------           ----------          ---------
Realized gain (loss) on investments
 Net realized gain (loss) on sale of fund shares .....      12,732           6,490               49,883            141,280
 Realized gain distributions .........................      29,985              --                   --                 --
                                                          --------        --------           ----------          ---------
Realized gain (loss) .................................      42,717           6,490               49,883            141,280
                                                          --------        --------           ----------          ---------
Change in unrealized appreciation
 (depreciation) ......................................      22,237           9,516                5,275            190,692
                                                          --------        --------           ----------          ---------
Net increase (decrease) in net assets
 resulting from operations ...........................    $ 58,743        $ 12,943           $   57,073          $ 299,841
                                                          ========        ========           ==========          =========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                            Dreyfus                                  Dreyfus
                                                     Socially Responsible        Dreyfus       IP Small Cap Stock
                                                          Growth Fund       Stock Index Fund     Index Portfolio
                                                    ---------------------- ------------------ --------------------
Income:
 Dividend income ..................................      $     6,645           $  212,475           $  2,019
Expenses:
 Mortality and expense risk charges ...............          (24,333)            (160,943)            (4,251)
                                                         -----------           ----------           --------
Net investment income (loss) ......................          (17,688)              51,532             (2,232)
                                                         -----------           ----------           --------
Realized gain (loss) on investments
 Net realized gain (loss) on sale of fund shares ..         (206,709)            (448,110)             3,313
 Realized gain distributions ......................               --                   --             11,179
                                                         -----------           ----------           --------
Realized gain (loss) ..............................         (206,709)            (448,110)            14,492
                                                         -----------           ----------           --------
Change in unrealized appreciation
 (depreciation) ...................................          298,993            1,426,701             58,473
                                                         -----------           ----------           --------
Net increase (decrease) in net assets
 resulting from operations ........................      $    74,596           $1,030,123           $ 70,733
                                                         ===========           ==========           ========



                                                         EQ/Enterprise      EQ/Enterprise                      EQ/Enterprise
                                                     Capital Appreciation     Deep Value      EQ/Enterprise    Equity Income
                                                           Portfolio          Portfolio     Equity Portfolio      Potfolio
                                                    ---------------------- --------------- ------------------ ---------------
Income:
 Dividend income ..................................      $        --          $  2,878       $          --       $ 131,465
Expenses:
 Mortality and expense risk charges ...............          (70,183)           (4,291)           (407,564)        (69,881)
                                                         -----------          --------       -------------       ---------
Net investment income (loss) ......................          (70,183)           (1,413)           (407,564)         61,584
                                                         -----------          --------       -------------       ---------
Realized gain (loss) on investments
 Net realized gain (loss) on sale of fund shares ..         (268,447)           16,126          (3,994,254)         86,831
 Realized gain distributions ......................               --             9,914                  --              --
                                                         -----------          --------       -------------       ---------
Realized gain (loss) ..............................         (268,447)           26,040          (3,994,254)         86,831
                                                         -----------          --------       -------------       ---------
Change in unrealized appreciation
 (depreciation) ...................................          908,823             1,138           7,854,000         627,919
                                                         -----------          --------       -------------       ---------
Net increase (decrease) in net assets
 resulting from operations ........................      $   570,193          $ 25,765       $   3,452,182       $ 776,334
                                                         ===========          ========       =============       =========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                          EQ/Enterprise                            EQ/Enterprise
                                                        Growth and Income     EQ/Enterprise       Global Socially
                                                            Portfolio       Growth Portfolio   Responsive Portfolio
                                                       ------------------- ------------------ ----------------------
Income:
 Dividend income .....................................     $  199,348         $    77,778            $  2,182
Expenses:
 Mortality and expense risk charges ..................       (157,320)           (256,402)             (2,863)
                                                           ----------         -----------            --------
Net investment income (loss) .........................         42,028            (178,624)               (681)
                                                           ----------         -----------            --------
Realized gain (loss) on investments
 Net realized gain (loss) on sale of fund shares .....       (434,098)           (914,896)              1,620
 Realized gain distributions .........................             --                  --               9,096
                                                           ----------         -----------            --------
Realized gain (loss) .................................       (434,098)           (914,896)             10,716
                                                           ----------         -----------            --------
Change in unrealized appreciation
 (depreciation) ......................................      1,711,602           1,606,263              17,468
                                                           ----------         -----------            --------
Net increase (decrease) in net assets
 resulting from operations ...........................     $1,319,532         $   512,743            $ 27,503
                                                           ==========         ===========            ========



                                                         EQ/Enterprise     EQ/Enterprise      EQ/Enterprise
                                                          High-Yield       International        Multi-Cap        EQ/Enterprise
                                                        Bond Portfolio   Growth Portfolio   Growth Portfolio   Managed Portfolio
                                                       ---------------- ------------------ ------------------ ------------------
Income:
 Dividend income .....................................   $   936,023       $    58,256        $        --       $   1,866,633
Expenses:
 Mortality and expense risk charges ..................      (107,847)          (66,136)           (84,628)           (867,945)
                                                         -----------       -----------        -----------       -------------
Net investment income (loss) .........................       828,176            (7,880)           (84,628)            998,688
                                                         -----------       -----------        -----------       -------------
Realized gain (loss) on investments
 Net realized gain (loss) on sale of fund shares .....        83,709          (622,275)          (721,061)         (5,094,365)
 Realized gain distributions .........................            --            10,377                 --                  --
                                                         -----------       -----------        -----------       -------------
Realized gain (loss) .................................        83,709          (611,898)          (721,061)         (5,094,365)
                                                         -----------       -----------        -----------       -------------
Change in unrealized appreciation
 (depreciation) ......................................      (271,119)          798,565          1,178,677           8,693,078
                                                         -----------       -----------        -----------       -------------
Net increase (decrease) in net assets
 resulting from operations ...........................   $   640,766       $   178,787        $   372,988       $   4,597,401
                                                         ===========       ===========        ===========       =============

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                          EQ/Enterprise     EQ/Enterprise    EQ/Enterprise
                                                          Small Company     Small Company     Total Return
                                                        Growth Portfolio   Value Portfolio     Portfolio
                                                       ------------------ ----------------- ---------------
Income:
 Dividend income .....................................    $        --        $    6,824       $   48,305
Expenses:
 Mortality and expense risk charges ..................        (89,820)         (514,837)         (30,213)
                                                          -----------        ----------       ----------
Net investment income (loss) .........................        (89,820)         (508,013)          18,092
                                                          -----------        ----------       ----------
Realized gain (loss) on investments
 Net realized gain (loss) on sale of fund shares .....       (154,877)          297,734           10,015
 Realized gain distributions .........................             --         1,116,608           66,328
                                                          -----------        ----------       ----------
Realized gain (loss) .................................       (154,877)        1,414,342           76,343
                                                          -----------        ----------       ----------
Change in unrealized appreciation
 (depreciation) ......................................        917,190         6,299,114          (19,746)
                                                          -----------        ----------       ----------
Net increase (decrease) in net assets
 resulting from operations ...........................    $   672,493        $7,205,443       $   74,689
                                                          ===========        ==========       ==========



                                                             EQ/Enterprise        EQ/Enterprise     EQ/MONY        EQ/MONY
                                                              Mergers and        Short Duration   Diversified   Equity Growth
                                                        Acquisitions Portfolio   Bond Portfolio    Portfolio      Portfolio
                                                       ------------------------ ---------------- ------------- --------------
Income:
 Dividend income .....................................        $      891           $   25,839      $     104       $  141
Expenses:
 Mortality and expense risk charges ..................           (10,156)             (13,675)          (607)        (418)
                                                              ----------           ----------      ---------       ------
Net investment income (loss) .........................            (9,265)              12,164           (503)        (277)
                                                              ----------           ----------      ---------       ------
Realized gain (loss) on investments
 Net realized gain (loss) on sale of fund shares .....                13               (1,366)        (4,843)        (747)
 Realized gain distributions .........................            27,124                   --            924           --
                                                              ----------           ----------      ---------       ------
Realized gain (loss) .................................            27,137               (1,366)        (3,919)        (747)
                                                              ----------           ----------      ---------       ------
Change in unrealized appreciation
 (depreciation) ......................................            38,888               (7,568)        11,646        5,984
                                                              ----------           ----------      ---------       ------
Net increase (decrease) in net assets
 resulting from operations ...........................        $   56,760           $    3,230      $   7,224       $4,960
                                                              ==========           ==========      =========       ======

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                                          EQ/MONY
                                                           EQ/MONY       Government        EQ/MONY
                                                        Equity Income    Securities   Intermediate Term
                                                          Portfolio      Portfolio      Bond Portfolio
                                                       --------------- ------------- -------------------
Income:
 Dividend income .....................................     $ 688        $   933,448      $   729,911
Expenses:
 Mortality and expense risk charges ..................      (243)          (222,466)        (101,815)
                                                           -----        -----------      -----------
Net investment income (loss) .........................       445            710,982          628,096
                                                           -----        -----------      -----------
Realized gain (loss) on investments
 Net realized gain (loss) on sale of fund shares .....          (1)         122,365           92,625
 Realized gain distributions .........................     1,849             70,068           11,199
                                                           -------      -----------      -----------
Realized gain (loss) .................................     1,848            192,433          103,824
                                                           -------      -----------      -----------
Change in unrealized appreciation
 (depreciation) ......................................     1,046           (893,887)        (710,832)
                                                           -------      -----------      -----------
Net increase (decrease) in net assets
 resulting from operations ...........................     $3,339       $     9,528      $    21,088
                                                           =======      ===========      ===========



                                                           EQ/MONY         EQ/MONY                         Fidelity VIP
                                                        Money Market      Long Term       Fidelity VIP     Contrafund(R)
                                                          Portfolio    Bond Portfolio   Growth Portfolio     Portfolio
                                                       -------------- ---------------- ------------------ --------------
Income:
 Dividend income .....................................   $  225,015    $   1,382,902      $     9,003      $    18,881
Expenses:
 Mortality and expense risk charges ..................     (323,454)        (182,536)         (69,311)         (98,434)
                                                         ----------    -------------      -----------      -----------
Net investment income (loss) .........................      (98,439)       1,200,366          (60,308)         (79,553)
                                                         ----------    -------------      -----------      -----------
Realized gain (loss) on investments
 Net realized gain (loss) on sale of fund shares .....           --          312,230         (636,417)          30,027
 Realized gain distributions .........................           --          387,508               --               --
                                                         ----------    -------------      -----------      -----------
Realized gain (loss) .................................           --          699,738         (636,417)          30,027
                                                         ----------    -------------      -----------      -----------
Change in unrealized appreciation
 (depreciation) ......................................           --       (1,041,141)         734,060        1,009,791
                                                         ----------    -------------      -----------      -----------
Net increase (decrease) in net assets
 resulting from operations ...........................   $  (98,439)   $     858,963      $    37,335      $   960,265
                                                         ==========    =============      ===========      ===========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                         Fidelity VIP        Franklin           Franklin
                                                            Growth      Income Securities   Rising Dividends
                                                        Opportunities          Fund          Securities Fund
                                                       --------------- ------------------- ------------------
Income:
 Dividend income .....................................   $    12,091        $  51,332          $   5,803
Expenses:
 Mortality and expense risk charges ..................       (33,344)         (25,686)           (13,478)
                                                         -----------        ---------          ---------
Net investment income (loss) .........................       (21,253)          25,646             (7,675)
                                                         -----------        ---------          ---------
Realized gain (loss) on investments
 Net realized gain (loss) on sale of fund shares .....      (197,004)          21,308             23,217
 Realized gain distributions .........................            --               --             11,427
                                                         -----------        ---------          ---------
Realized gain (loss) .................................      (197,004)          21,308             34,644
                                                         -----------        ---------          ---------
Change in unrealized appreciation
 (depreciation) ......................................       331,521          256,534             91,319
                                                         -----------        ---------          ---------
Net increase (decrease) in net assets
 resulting from operations ...........................   $   113,264        $ 303,488          $ 118,288
                                                         ===========        =========          =========



                                                                            Janus                                    Janus
                                                          Franklin      Aspen Series            Janus             Aspen Series
                                                        Zero Coupon        Mid Cap          Aspen Series      Capital Appreciation
                                                         Fund 2010    Growth Portfolio   Balanced Portfolio        Portfolio
                                                       ------------- ------------------ -------------------- ---------------------
Income:
 Dividend income .....................................   $  9,066       $        --         $   196,820           $     9,376
Expenses:
 Mortality and expense risk charges ..................     (4,818)          (65,189)           (121,240)              (60,179)
                                                         --------       -----------         -----------           -----------
Net investment income (loss) .........................      4,248           (65,189)             75,580               (50,803)
                                                         --------       -----------         -----------           -----------
Realized gain (loss) on investments
 Net realized gain (loss) on sale of fund shares .....       (185)         (897,243)           (121,493)             (245,719)
 Realized gain distributions .........................         --                --                  --                    --
                                                         --------       -----------         -----------           -----------
Realized gain (loss) .................................       (185)         (897,243)           (121,493)             (245,719)
                                                         --------       -----------         -----------           -----------
Change in unrealized appreciation
 (depreciation) ......................................     12,703         1,804,591             642,441               996,420
                                                         --------       -----------         -----------           -----------
Net increase (decrease) in net assets
 resulting from operations ...........................   $ 16,766       $   842,159         $   596,528           $   699,898
                                                         ========       ===========         ===========           ===========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                             Janus                Janus                Janus
                                                          Aspen Series        Aspen Series         Aspen Series
                                                        Flexible Income   International Growth   Worldwide Growth
                                                           Portfolio            Portfolio            Portfolio
                                                       ----------------- ---------------------- ------------------
Income:
 Dividend income .....................................     $ 120,889           $  17,300          $      65,862
Expenses:
 Mortality and expense risk charges ..................       (25,616)            (25,490)               (91,355)
                                                           ---------           ---------          -------------
Net investment income (loss) .........................        95,273              (8,190)               (25,493)
                                                           ---------           ---------          -------------
Realized gain (loss) on investments
 Net realized gain (loss) on sale of fund shares .....        19,774             186,243             (1,126,701)
 Realized gain distributions .........................        14,771                  --                     --
                                                           ---------           ---------          -------------
Realized gain (loss) .................................        34,545             186,243             (1,126,701)
                                                           ---------           ---------          -------------
Change in unrealized appreciation
 (depreciation) ......................................       (70,858)            216,850              1,339,790
                                                           ---------           ---------          -------------
Net increase (decrease) in net assets
 resulting from operations ...........................     $  58,960           $ 394,903          $     187,596
                                                           =========           =========          =============



                                                          Lord Abbett       Lord Abbett       Lord Abbett        MFS(R)
                                                        Bond-Debenture   Growth and Income   Mid-Cap Value   Mid-Cap Growth
                                                           Portfolio         Portfolio         Portfolio         Series
                                                       ---------------- ------------------- --------------- ---------------
Income:
 Dividend income .....................................    $ 203,329          $  52,285         $  11,988       $     --
Expenses:
 Mortality and expense risk charges ..................      (44,720)           (70,649)          (46,538)        (8,512)
                                                          ---------          ---------         ---------       --------
Net investment income (loss) .........................      158,609            (18,364)          (34,550)        (8,512)
                                                          ---------          ---------         ---------       --------
Realized gain (loss) on investments
 Net realized gain (loss) on sale of fund shares .....       71,800            155,073           191,650         24,127
 Realized gain distributions .........................       47,327             53,148            61,066             --
                                                          ---------          ---------         ---------       --------
Realized gain (loss) .................................      119,127            208,221           252,716         24,127
                                                          ---------          ---------         ---------       --------
Change in unrealized appreciation
 (depreciation) ......................................      (36,619)           442,763           528,860         64,200
                                                          ---------          ---------         ---------       --------
Net increase (decrease) in net assets
 resulting from operations ...........................    $ 241,117          $ 632,620         $ 747,026       $ 79,815
                                                          =========          =========         =========       ========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                            MFS(R)         MFS(R)
                                                        New Discovery   Total Return        MFS(R)
                                                            Series         Series      Utilities Series
                                                       --------------- -------------- ------------------
Income:
 Dividend income .....................................    $     --       $  43,212         $  7,002
Expenses:
 Mortality and expense risk charges ..................      (7,488)        (35,972)          (7,047)
                                                          --------       ---------         --------
Net investment income (loss) .........................      (7,488)          7,240              (45)
                                                          --------       ---------         --------
Realized gain (loss) on investments
 Net realized gain (loss) on sale of fund shares .....      11,040          25,882           45,454
 Realized gain distributions .........................          --              --               --
                                                          --------       ---------         --------
Realized gain (loss) .................................      11,040          25,882           45,454
                                                          --------       ---------         --------
Change in unrealized appreciation
 (depreciation) ......................................      24,104         249,337          104,811
                                                          --------       ---------         --------
Net increase (decrease) in net assets
 resulting from operations ...........................    $ 27,656       $ 282,459         $150,220
                                                          ========       =========         ========



                                                           Oppenheimer        Oppenheimer       PBHG         PBHG
                                                        Global Securities   Main Street(R)    Mid-Cap    Select Value
                                                             Fund/VA            Fund/VA      Portfolio    Portfolio
                                                       ------------------- ---------------- ----------- -------------
Income:
 Dividend income .....................................      $  21,886         $  11,050      $      --    $ 12,837
Expenses:
 Mortality and expense risk charges ..................        (34,351)          (25,016)       (35,261)     (7,472)
                                                            ---------         ---------      ---------    --------
Net investment income (loss) .........................        (12,465)          (13,966)       (35,261)      5,365
                                                            ---------         ---------      ---------    --------
Realized gain (loss) on investments
 Net realized gain (loss) on sale of fund shares .....         44,827            32,471         74,741       5,373
 Realized gain distributions .........................             --                --         46,333          --
                                                            ---------         ---------      ---------    --------
Realized gain (loss) .................................         44,827            32,471        121,074       5,373
                                                            ---------         ---------      ---------    --------
Change in unrealized appreciation
 (depreciation) ......................................        455,321           125,288        391,347         264
                                                            ---------         ---------      ---------    --------
Net increase (decrease) in net assets
 resulting from operations ...........................      $ 487,683         $ 143,793      $ 477,160    $ 11,002
                                                            =========         =========      =========    ========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004


                                               PIMCO Advisors VIT  PIMCO Advisors VIT   PIMCO Advisors VIT
                                                  OpCap Equity        OpCap Managed       OpCap Small Cap
                                                   Portfolio            Portfolio            Portfolio
                                              ------------------- -------------------- --------------------
Income:
 Dividend income ............................      $  3,454            $  24,869             $     86
Expenses:
 Mortality and expense risk charges .........        (4,510)             (20,897)              (2,364)
                                                   --------            ---------             --------
Net investment income (loss) ................        (1,056)               3,972               (2,278)
                                                   --------            ---------             --------
Realized gain (loss) on investments
 Net realized gain (loss) on sale of fund
  shares ....................................          (841)             (13,408)               2,190
 Realized gain distributions ................            --                   --                   --
                                                   --------            ---------             --------
Realized gain (loss) ........................          (841)             (13,408)               2,190
                                                   --------            ---------             --------
Change in unrealized appreciation
 (depreciation) .............................        39,404              156,411               29,874
                                                   --------            ---------             --------
Net increase (decrease) in net assets
 resulting from operations ..................      $ 37,507            $ 146,975             $ 29,786
                                                   ========            =========             ========



                                                 PIMCO Advisors VIT            PIMCO             PIMCO             PIMCO
                                               OpCap U.S. Government        Global Bond       Real Return    StocksPLUS Growth
                                                  Income Portfolio     Portfolio (Unhedged)    Portfolio    and Income Portfolio
                                              ----------------------- ---------------------- ------------- ---------------------
Income:
 Dividend income ............................       $    6,314              $  44,920         $    91,254        $  66,398
Expenses:
 Mortality and expense risk charges .........           (2,637)               (32,286)           (120,112)         (48,208)
                                                    ----------              ---------         -----------        ---------
Net investment income (loss) ................            3,677                 12,634             (28,858)          18,190
                                                    ----------              ---------         -----------        ---------
Realized gain (loss) on investments
 Net realized gain (loss) on sale of fund
  shares ....................................           19,600                 63,916              84,627           84,805
 Realized gain distributions ................            2,418                170,445             332,150               --
                                                    ----------              ---------         -----------        ---------
Realized gain (loss) ........................           22,018                234,361             416,777           84,805
                                                    ----------              ---------         -----------        ---------
Change in unrealized appreciation
 (depreciation) .............................          (25,552)               (21,072)            278,207          256,316
                                                    ----------              ---------         -----------        ---------
Net increase (decrease) in net assets
 resulting from operations ..................       $      143              $ 225,923         $   666,126        $ 359,311
                                                    ==========              =========         ===========        =========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                                       PROFUNDS VP
                                                        PROFUNDS VP   Rising Rates   PROFUNDS VP
                                                            Bear       Opportunity    UltraBull
                                                       ------------- -------------- -------------
Income:
 Dividend income .....................................   $     --      $       --     $      --
Expenses:
 Mortality and expense risk charges ..................     (1,013)        (13,536)      (24,487)
                                                         --------      ----------     ---------
Net investment income (loss) .........................     (1,013)        (13,536)      (24,487)
                                                         --------      ----------     ---------
Realized gain (loss) on investments
 Net realized gain (loss) on sale of fund shares .....     (5,091)        (27,733)       23,371
 Realized gain distributions .........................         --              --       222,391
                                                         --------      ----------     ---------
Realized gain (loss) .................................     (5,091)        (27,733)      245,762
                                                         --------      ----------     ---------
Change in unrealized appreciation
 (depreciation) ......................................     (1,851)       (111,639)       22,782
                                                         --------      ----------     ---------
Net increase (decrease) in net assets
 resulting from operations ...........................   $ (7,955)     $ (152,908)    $ 244,057
                                                         ========      ==========     =========



                                                               UIF                UIF               UIF
                                                        Emerging Markets     Global Value     U.S. Real Estate
                                                        Equity Portfolio   Equity Portfolio      Portfolio
                                                       ------------------ ------------------ -----------------
Income:
 Dividend income .....................................      $  4,684           $  2,504         $   65,299
Expenses:
 Mortality and expense risk charges ..................        (9,691)            (4,918)           (56,013)
                                                            --------           --------         ----------
Net investment income (loss) .........................        (5,007)            (2,414)             9,286
                                                            --------           --------         ----------
Realized gain (loss) on investments
 Net realized gain (loss) on sale of fund shares .....        39,965             14,010            271,314
 Realized gain distributions .........................            --                 --             76,017
                                                            --------           --------         ----------
Realized gain (loss) .................................        39,965             14,010            347,331
                                                            --------           --------         ----------
Change in unrealized appreciation
 (depreciation) ......................................       148,529             35,627          1,069,758
                                                            --------           --------         ----------
Net increase (decrease) in net assets
 resulting from operations ...........................      $183,487           $ 47,223         $1,426,375
                                                            ========           ========         ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                           AIM V.I.                    AIM V.I.
                                                     Basic Value Fund (a)       Financial Services Fund
                                                 ----------------------------- -------------------------
                                                      2004           2003          2004         2003
                                                 -------------- -------------- ------------ ------------
From operations:
 Net investment income (loss) ..................   $  (26,203)     $(2,368)      $ (1,432)    $   (457)
 Net realized gain (loss) ......................       40,893          729          3,349         (130)
 Net change in unrealized appreciation
  (depreciation) ...............................      179,224       70,288         21,481       27,959
                                                   ----------      --------      --------     --------
 Net increase (decrease) in net assets from
  operations ...................................      193,914       68,649         23,398       27,372
                                                   ----------      --------      --------     --------
Contract transactions:
 Payments received from contract owners ........    1,061,335      358,536        119,561       75,060
 Transfers between subaccounts, net ............      578,892      411,503        115,033        8,153
 Transfers for contract benefits and
  terminations .................................     (174,990)      (4,443)        (6,750)      (3,113)
 Annual contract charges .......................         (167)            (5)         (90)         (31)
                                                   ----------      ----------    --------     --------
Net increase (decrease) from contract
 transactions ..................................    1,465,070      765,591        227,754       80,069
                                                   ----------      ---------     --------     --------
Net increase (decrease) in net assets ..........    1,658,984      834,240        251,152      107,441
Net assets beginning of period .................      834,240           --        163,785       56,344
                                                   ----------      ---------     --------     --------
Net assets end of period .......................   $2,493,224      $834,240      $414,937     $163,785
                                                   ==========      =========     ========     ========
 Units issued during the period ................      150,259       72,097         20,868       17,877
 Units redeemed during the period ..............      (26,190)      (1,021)        (1,068)      (9,292)
                                                   ----------      ---------     --------     --------
 Net units issued (redeemed) during period .....      124,069       71,076         19,800        8,585
                                                   ==========      =========     ========     ========



                                                                                    AIM V.I.
                                                          AIM V.I.                Mid Cap Core
                                                    Health Sciences Fund         Equity Fund (a)
                                                 -------------------------- -------------------------
                                                      2004         2003         2004         2003
                                                 ------------- ------------ ------------ ------------
From operations:
 Net investment income (loss) ..................   $ (10,585)    $ (5,439)   $  (6,211)    $   (866)
 Net realized gain (loss) ......................      22,170        2,422       42,717        2,545
 Net change in unrealized appreciation
  (depreciation) ...............................      42,556      105,664       22,237       12,967
                                                   ---------     --------    ---------     --------
 Net increase (decrease) in net assets from
  operations ...................................      54,141      102,647       58,743       14,646
                                                   ---------     --------    ---------     --------
Contract transactions:
 Payments received from contract owners ........     321,909      202,731      261,272      156,918
 Transfers between subaccounts, net ............       1,481       21,675      170,564       76,949
 Transfers for contract benefits and
  terminations .................................     (48,785)      (5,646)     (30,225)      (1,712)
 Annual contract charges .......................        (248)         (63)         (58)          --
                                                   ---------     --------    ---------     --------
Net increase (decrease) from contract
 transactions ..................................     274,357      218,697      401,553      232,155
                                                   ---------     --------    ---------     --------
Net increase (decrease) in net assets ..........     328,498      321,344      460,296      246,801
Net assets beginning of period .................     612,738      291,394      246,801           --
                                                   ---------     --------    ---------     --------
Net assets end of period .......................   $ 941,236     $612,738    $ 707,097     $246,801
                                                   =========     ========    =========     ========
 Units issued during the period ................      40,891       34,233       40,248       25,907
 Units redeemed during the period ..............     (14,386)      (9,718)      (7,259)      (4,491)
                                                   ---------     --------    ---------     --------
 Net units issued (redeemed) during period .....      26,505       24,515       32,989       21,416
                                                   =========     ========    =========     ========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          AIM V.I.                  Alger American
                                                       Technology Fund            Balanced Portfolio
                                                 --------------------------- -----------------------------
                                                     2004          2003           2004           2003
                                                 ------------ -------------- -------------- --------------
From operations:
 Net investment income (loss) ..................  $  (3,063)     $(1,075)      $    1,915     $    8,055
 Net realized gain (loss) ......................      6,490       (1,175)          49,883          5,159
 Net change in unrealized appreciation
  (depreciation) ...............................      9,516       23,194            5,275        148,738
                                                  ---------      --------      ----------     ----------
 Net increase (decrease) in net assets from
  operations ...................................     12,943       20,944           57,073        161,952
                                                  ---------      --------      ----------     ----------
Contract transactions:
 Payments received from contract owners ........     86,440      102,478          579,932        585,055
 Transfers between subaccounts, net ............      2,652        7,518          (23,256)       115,730
 Transfers for contract benefits and
  terminations .................................    (15,673)      (1,125)        (206,678)       (32,073)
 Annual contract charges .......................        (94)            (3)          (411)          (200)
                                                  ---------      ----------    ----------     ----------
Net increase (decrease) from contract
 transactions ..................................     73,325      108,868          349,587        668,512
                                                  ---------      ---------     ----------     ----------
Net increase (decrease) in net assets ..........     86,268      129,812          406,660        830,464
Net assets beginning of period .................    146,039       16,227        1,335,022        504,558
                                                  ---------      ---------     ----------     ----------
Net assets end of period .......................  $ 232,307      $146,039      $1,741,682     $1,335,022
                                                  =========      =========     ==========     ==========
 Units issued during the period ................     11,301       16,210           72,735         95,986
 Units redeemed during the period ..............     (4,111)      (5,140)         (40,482)       (26,638)
                                                  ---------      ---------     ----------     ----------
 Net units issued (redeemed) during period .....      7,190       11,070           32,253         69,348
                                                  =========      =========     ==========     ==========



                                                                                         Dreyfus
                                                        Alger American             Socially Responsible
                                                    MidCap Growth Portfolio            Growth Fund
                                                 ----------------------------- ----------------------------
                                                      2004           2003           2004           2003
                                                 -------------- -------------- -------------- -------------
From operations:
 Net investment income (loss) ..................   $  (32,131)    $  (11,633)    $  (17,688)   $  (22,367)
 Net realized gain (loss) ......................      141,280          6,905       (206,709)     (379,333)
 Net change in unrealized appreciation
  (depreciation) ...............................      190,692        327,779        298,993       789,651
                                                   ----------     ----------     ----------    ----------
 Net increase (decrease) in net assets from
  operations ...................................      299,841        323,051         74,596       387,951
                                                   ----------     ----------     ----------    ----------
Contract transactions:
 Payments received from contract owners ........      833,237        541,657         83,253        61,591
 Transfers between subaccounts, net ............      412,048        605,299       (191,179)     (177,483)
 Transfers for contract benefits and
  terminations .................................     (260,585)       (98,269)      (105,871)     (238,734)
 Annual contract charges .......................         (437)          (120)            --            --
                                                   ----------     ----------     ----------    ----------
Net increase (decrease) from contract
 transactions ..................................      984,263      1,048,567       (213,797)     (354,626)
                                                   ----------     ----------     ----------    ----------
Net increase (decrease) in net assets ..........    1,284,104      1,371,618       (139,201)       33,325
Net assets beginning of period .................    1,723,107        351,489      1,863,364     1,830,039
                                                   ----------     ----------     ----------    ----------
Net assets end of period .......................   $3,007,211     $1,723,107     $1,724,163    $1,863,364
                                                   ==========     ==========     ==========    ==========
 Units issued during the period ................      128,324        133,900         29,521        43,856
 Units redeemed during the period ..............      (41,703)       (25,761)       (65,528)     (111,949)
                                                   ----------     ----------     ----------    ----------
 Net units issued (redeemed) during period .....       86,621        108,139        (36,007)      (68,093)
                                                   ==========     ==========     ==========    ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                          Dreyfus
                                                             Dreyfus                   IP Small Cap
                                                        Stock Index Fund         Stock Index Portfolio (b)
                                                 ------------------------------- -------------------------
                                                       2004            2003          2004         2003
                                                 --------------- --------------- ------------ ------------
From operations:
 Net investment income (loss) ..................  $     51,532    $     14,637    $  (2,232)    $  (121)
 Net realized gain (loss) ......................      (448,110)       (936,204)      14,492       2,521
 Net change in unrealized appreciation
  (depreciation) ...............................     1,426,701       3,558,517       58,473       4,691
                                                  ------------    ------------    ---------     --------
 Net increase (decrease) in net assets from
  operations ...................................     1,030,123       2,636,950       70,733       7,091
                                                  ------------    ------------    ---------     --------
Contract transactions:
 Payments received from contract owners ........       469,926         362,606      333,247      64,354
 Transfers between subaccounts, net ............       (90,882)       (135,915)      95,866      26,049
 Transfers for contract benefits and
  terminations .................................    (1,488,318)     (1,405,224)     (12,037)       (922)
 Annual contract charges .......................            --              --          (32)           (7)
                                                  ------------    ------------    ---------     ----------
Net increase (decrease) from contract
 transactions ..................................    (1,109,274)     (1,178,533)     417,044      89,474
                                                  ------------    ------------    ---------     ---------
Net increase (decrease) in net assets ..........       (79,151)      1,458,417      487,777      96,565
Net assets beginning of period .................    12,139,839      10,681,422       96,565          --
                                                  ------------    ------------    ---------     ---------
Net assets end of period .......................  $ 12,060,688    $ 12,139,839    $ 584,342     $96,565
                                                  ============    ============    =========     =========
 Units issued during the period ................       145,418         173,943       36,430      11,065
 Units redeemed during the period ..............      (295,052)       (364,641)      (2,444)     (2,631)
                                                  ------------    ------------    ---------     ---------
 Net units issued (redeemed) during period .....      (149,634)       (190,698)      33,986       8,434
                                                  ============    ============    =========     =========



                                                         EQ/Enterprise               EQ/Enterprise
                                                 Capital Appreciation Portfolio Deep Value Portfolio (c)
                                                 ------------------------------ ------------------------
                                                       2004           2003          2004         2003
                                                 --------------- -------------- ------------ -----------
From operations:
 Net investment income (loss) ..................  $     (70,183)   $  (65,825)   $  (1,413)   $    419
 Net realized gain (loss) ......................       (268,447)     (384,073)      26,040       1,661
 Net change in unrealized appreciation
  (depreciation) ...............................        908,823     1,776,204        1,138      17,453
                                                  -------------    ----------    ---------    --------
 Net increase (decrease) in net assets from
  operations ...................................        570,193     1,326,306       25,765      19,533
                                                  -------------    ----------    ---------    --------
Contract transactions:
 Payments received from contract owners ........         96,536       153,755      143,522     131,557
 Transfers between subaccounts, net ............        (74,490)      501,406      (98,508)    136,655
 Transfers for contract benefits and
  terminations .................................     (1,093,999)     (711,731)     (32,582)       (198)
 Annual contract charges .......................             --            --          (40)        (11)
                                                  -------------    ----------    ---------    --------
Net increase (decrease) from contract
 transactions ..................................     (1,071,953)      (56,570)      12,392     268,003
                                                  -------------    ----------    ---------    --------
Net increase (decrease) in net assets ..........       (501,760)    1,269,736       38,157     287,536
Net assets beginning of period .................      5,603,734     4,333,998      287,536          --
                                                  -------------    ----------    ---------    --------
Net assets end of period .......................  $   5,101,974    $5,603,734    $ 325,693    $287,536
                                                  =============    ==========    =========    ========
 Units issued during the period ................         52,765       139,994       14,325      25,957
 Units redeemed during the period ..............       (186,906)     (150,688)     (13,197)       (332)
                                                  -------------    ----------    ---------    --------
 Net units issued (redeemed) during period .....       (134,141)      (10,694)       1,128      25,625
                                                  =============    ==========    =========    ========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/Enterprise                  EQ/Enterprise
                                                        Equity Portfolio            Equity Income Portfolio
                                                 ------------------------------- -----------------------------
                                                       2004            2003           2004           2003
                                                 --------------- --------------- -------------- --------------
From operations:
 Net investment income (loss) ..................  $   (407,564)   $   (375,863)    $   61,584     $    5,348
 Net realized gain (loss) ......................    (3,994,254)     (3,900,230)        86,831        (75,730)
 Net change in unrealized appreciation
  (depreciation) ...............................     7,854,000      15,951,711        627,919        837,038
                                                  ------------    ------------     ----------     ----------
 Net increase (decrease) in net assets from
  operations ...................................     3,452,182      11,675,618        776,334        766,656
                                                  ------------    ------------     ----------     ----------
Contract transactions:
 Payments received from contract owners ........       675,645         538,978        853,813        597,524
 Transfers between subaccounts, net ............    (1,451,734)      1,156,572      1,132,003        235,014
 Transfers for contract benefits and
  terminations .................................    (5,504,321)     (3,368,529)      (522,559)      (345,531)
 Annual contract charges .......................       (15,231)        (16,102)          (247)           (52)
                                                  ------------    ------------     ----------     ----------
Net increase (decrease) from contract
 transactions ..................................    (6,295,641)     (1,689,081)     1,463,010        486,955
                                                  ------------    ------------     ----------     ----------
Net increase (decrease) in net assets ..........    (2,843,459)      9,986,537      2,239,344      1,253,611
Net assets beginning of period .................    33,984,904      23,998,367      4,055,345      2,801,734
                                                  ------------    ------------     ----------     ----------
Net assets end of period .......................  $ 31,141,445    $ 33,984,904     $6,294,689     $4,055,345
                                                  ============    ============     ==========     ==========
 Units issued during the period ................       121,371         300,310        206,176        139,128
 Units redeemed during the period ..............      (582,308)       (411,707)       (74,720)       (88,315)
                                                  ------------    ------------     ----------     ----------
 Net units issued (redeemed) during period .....      (460,937)       (111,397)       131,456         50,813
                                                  ============    ============     ==========     ==========



                                                          EQ/Enterprise                  EQ/Enterprise
                                                   Growth and Income Portfolio          Growth Portfolio
                                                 ------------------------------- ------------------------------
                                                       2004            2003            2004           2003
                                                 --------------- --------------- --------------- --------------
From operations:
 Net investment income (loss) ..................  $     42,028    $    (32,079)   $   (178,624)   $   (153,515)
 Net realized gain (loss) ......................      (434,098)       (709,790)       (914,896)       (934,902)
 Net change in unrealized appreciation
  (depreciation) ...............................     1,711,602       3,039,710       1,606,263       3,686,119
                                                  ------------    ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ...................................     1,319,532       2,297,841         512,743       2,597,702
                                                  ------------    ------------    ------------    ------------
Contract transactions:
 Payments received from contract owners ........     1,447,694         596,325       2,138,902       2,213,830
 Transfers between subaccounts, net ............      (432,563)        180,584      (1,268,103)      2,932,497
 Transfers for contract benefits and
  terminations .................................    (1,327,917)     (1,055,810)     (2,443,729)     (2,003,393)
 Annual contract charges .......................          (508)           (226)         (1,505)           (649)
                                                  ------------    ------------    ------------    ------------
Net increase (decrease) from contract
 transactions ..................................      (313,294)       (279,127)     (1,574,435)      3,142,285
                                                  ------------    ------------    ------------    ------------
Net increase (decrease) in net assets ..........     1,006,238       2,018,714      (1,061,692)      5,739,987
Net assets beginning of period .................    11,512,504       9,493,790      19,708,311      13,968,324
                                                  ------------    ------------    ------------    ------------
Net assets end of period .......................  $ 12,518,742    $ 11,512,504    $ 18,646,619    $ 19,708,311
                                                  ============    ============    ============    ============
 Units issued during the period ................       288,457         216,696         455,956         938,350
 Units redeemed during the period ..............      (356,400)       (287,039)       (712,646)       (516,328)
                                                  ------------    ------------    ------------    ------------
 Net units issued (redeemed) during period .....       (67,943)        (70,343)       (256,690)        422,022
                                                  ============    ============    ============    ============

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                       EQ/Enterprise                EQ/Enterprise
                                                      Global Socially                High-Yield
                                                   Responsive Portfolio            Bond Portfolio
                                                 ------------------------- -------------------------------
                                                     2004         2003           2004            2003
                                                 ------------ ------------ --------------- ---------------
From operations:
 Net investment income (loss) ..................   $   (681)   $    (887)   $     828,176   $     106,732
 Net realized gain (loss) ......................     10,716        5,283           83,709        (143,202)
 Net change in unrealized appreciation
  (depreciation) ...............................     17,468       18,841         (271,119)      1,596,941
                                                   --------    ---------    -------------   -------------
 Net increase (decrease) in net assets from
  operations ...................................     27,503       23,237          640,766       1,560,471
                                                   --------    ---------    -------------   -------------
Contract transactions:
 Payments received from contract owners ........    100,666       38,081          188,901         106,877
 Transfers between subaccounts, net ............     35,298       17,702          182,664         766,451
 Transfers for contract benefits and
  terminations .................................     (3,273)        (582)      (1,268,624)     (1,285,348)
 Annual contract charges .......................        (25)         (11)          (2,234)         (2,512)
                                                   --------    ---------    -------------   -------------
Net increase (decrease) from contract
 transactions ..................................    132,666       55,190         (899,293)       (414,532)
                                                   --------    ---------    -------------   -------------
Net increase (decrease) in net assets ..........    160,169       78,427         (258,527)      1,145,939
Net assets beginning of period .................    140,063       61,636        8,569,716       7,423,777
                                                   --------    ---------    -------------   -------------
Net assets end of period .......................   $300,232    $ 140,063    $   8,311,189   $   8,569,716
                                                   ========    =========    =============   =============
 Units issued during the period ................     12,239       34,244           55,150         115,611
 Units redeemed during the period ..............       (590)     (28,570)        (119,062)       (130,843)
                                                   --------    ---------    -------------   -------------
 Net units issued (redeemed) during period .....     11,649        5,674          (63,912)        (15,232)
                                                   ========    =========    =============   =============



                                                         EQ/Enterprise                EQ/Enterprise
                                                         International                  Multi-Cap
                                                       Growth Portfolio              Growth Portfolio
                                                 ----------------------------- ----------------------------
                                                      2004           2003           2004           2003
                                                 -------------- -------------- -------------- -------------
From operations:
 Net investment income (loss) ..................   $   (7,880)    $  (38,720)    $  (84,628)   $  (75,370)
 Net realized gain (loss) ......................     (611,898)      (916,309)      (721,061)     (820,277)
 Net change in unrealized appreciation
  (depreciation) ...............................      798,565      2,228,821      1,178,677     2,436,991
                                                   ----------     ----------     ----------    ----------
 Net increase (decrease) in net assets from
  operations ...................................      178,787      1,273,792        372,988     1,541,344
                                                   ----------     ----------     ----------    ----------
Contract transactions:
 Payments received from contract owners ........       88,872         86,557        606,059       450,433
 Transfers between subaccounts, net ............      (24,852)        21,814       (404,280)      184,881
 Transfers for contract benefits and
  terminations .................................     (647,668)      (618,594)      (708,199)     (667,137)
 Annual contract charges .......................       (2,910)        (3,190)          (179)          (65)
                                                   ----------     ----------     ----------    ----------
Net increase (decrease) from contract
 transactions ..................................     (586,558)      (513,413)      (506,599)      (31,888)
                                                   ----------     ----------     ----------    ----------
Net increase (decrease) in net assets ..........     (407,771)       760,379       (133,611)    1,509,456
Net assets beginning of period .................    5,529,354      4,768,975      6,320,887     4,811,431
                                                   ----------     ----------     ----------    ----------
Net assets end of period .......................   $5,121,583     $5,529,354     $6,187,276    $6,320,887
                                                   ==========     ==========     ==========    ==========
 Units issued during the period ................       52,105         67,157        145,675       239,514
 Units redeemed during the period ..............     (118,432)      (128,328)      (312,114)     (306,914)
                                                   ----------     ----------     ----------    ----------
 Net units issued (redeemed) during period .....      (66,327)       (61,171)      (166,439)      (67,400)
                                                   ==========     ==========     ==========    ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                           EQ/Enterprise
                                                           EQ/Enterprise                   Small Company
                                                         Managed Portfolio               Growth Portfolio
                                                 --------------------------------- -----------------------------
                                                       2004             2003            2004           2003
                                                 ---------------- ---------------- -------------- --------------
From operations:
 Net investment income (loss) ..................  $      998,688   $      (90,470)   $  (89,820)    $  (76,000)
 Net realized gain (loss) ......................      (5,094,365)      (8,135,926)     (154,877)      (343,760)
 Net change in unrealized appreciation
  (depreciation) ...............................       8,693,078       20,738,867       917,190      1,519,514
                                                  --------------   --------------    ----------     ----------
 Net increase (decrease) in net assets from
  operations ...................................       4,597,401       12,512,471       672,493      1,099,754
                                                  --------------   --------------    ----------     ----------
Contract transactions:
 Payments received from contract owners ........       1,682,824          920,413       739,529        773,990
 Transfers between subaccounts, net ............      (2,272,292)      (1,603,265)     (496,938)       (38,302)
 Transfers for contract benefits and
  terminations .................................     (10,088,008)     (10,582,517)     (637,040)      (522,017)
 Annual contract charges .......................         (49,858)         (57,521)         (432)          (162)
                                                  --------------   --------------    ----------     ----------
Net increase (decrease) from contract
 transactions ..................................     (10,727,334)     (11,322,890)     (394,881)       213,509
                                                  --------------   --------------    ----------     ----------
Net increase (decrease) in net assets ..........      (6,129,933)       1,189,581       277,612      1,313,263
Net assets beginning of period .................      72,960,639       71,771,058     6,659,885      5,346,622
                                                  --------------   --------------    ----------     ----------
Net assets end of period .......................  $   66,830,706   $   72,960,639    $6,937,497     $6,659,885
                                                  ==============   ==============    ==========     ==========
 Units issued during the period ................         190,355          312,642       118,293        177,174
 Units redeemed during the period ..............        (610,860)        (736,260)     (185,560)      (176,275)
                                                  --------------   --------------    ----------     ----------
 Net units issued (redeemed) during period .....        (420,505)        (423,618)      (67,267)           899
                                                  ==============   ==============    ==========     ==========



                                                          EQ/Enterprise
                                                          Small Company                  EQ/Enterprise
                                                         Value Portfolio            Total Return Portfolio
                                                 ------------------------------- -----------------------------
                                                       2004            2003           2004           2003
                                                 --------------- --------------- -------------- --------------
From operations:
 Net investment income (loss) ..................  $   (508,013)   $   (384,584)    $   18,092     $   22,487
 Net realized gain (loss) ......................     1,414,342      (1,505,845)        76,343         52,041
 Net change in unrealized appreciation
  (depreciation) ...............................     6,299,114      12,193,395        (19,746)       (16,510)
                                                  ------------    ------------     ----------     ----------
 Net increase (decrease) in net assets from
  operations ...................................     7,205,443      10,302,966         74,689         58,018
                                                  ------------    ------------     ----------     ----------
Contract transactions:
 Payments received from contract owners ........     2,695,658       2,128,034        521,205        779,562
 Transfers between subaccounts, net ............       426,379       1,198,500         (3,466)       295,050
 Transfers for contract benefits and
  terminations .................................    (5,141,020)     (4,804,185)      (156,824)      (102,811)
 Annual contract charges .......................       (17,293)        (17,492)          (386)          (248)
                                                  ------------    ------------     ----------     ----------
Net increase (decrease) from contract
 transactions ..................................    (2,036,276)     (1,495,143)       360,529        971,553
                                                  ------------    ------------     ----------     ----------
Net increase (decrease) in net assets ..........     5,169,167       8,807,823        435,218      1,029,571
Net assets beginning of period .................    38,971,884      30,164,061      1,987,213        957,642
                                                  ------------    ------------     ----------     ----------
Net assets end of period .......................  $ 44,141,051    $ 38,971,884     $2,422,431     $1,987,213
                                                  ============    ============     ==========     ==========
 Units issued during the period ................       366,225         394,587         63,482        158,584
 Units redeemed during the period ..............      (277,605)       (304,402)       (30,680)       (68,350)
                                                  ------------    ------------     ----------     ----------
 Net units issued (redeemed) during period .....        88,620          90,185         32,802         90,234
                                                  ============    ============     ==========     ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/Enterprise                EQ/Enterprise
                                                   Mergers and Acquisitions        Short Duration Bond
                                                         Portfolio (d)                Portfolio (e)
                                                 ----------------------------- ---------------------------
                                                      2004           2003           2004          2003
                                                 -------------- -------------- -------------- ------------
From operations:
 Net investment income (loss) ..................   $   (9,265)    $   (498)      $   12,164    $   7,318
 Net realized gain (loss) ......................       27,137        1,446           (1,366)         (83)
 Net change in unrealized appreciation
  (depreciation) ...............................       38,888        2,910           (7,568)      (5,773)
                                                   ----------     ---------      ----------    ---------
 Net increase (decrease) in net assets from
  operations ...................................       56,760        3,858            3,230        1,462
                                                   ----------     ---------      ----------    ---------
Contract transactions:
 Payments received from contract owners ........      865,990       85,285          522,584      564,667
 Transfers between subaccounts, net ............      324,828       69,971          118,350      202,942
 Transfers for contract benefits and
  terminations .................................       (3,716)     (14,578)        (219,356)     (49,965)
 Annual contract charges .......................          (34)            (6)           (45)          --
                                                   ----------     -----------    ----------    ---------
Net increase (decrease) from contract
 transactions ..................................    1,187,068      140,672          421,533      717,644
                                                   ----------     ----------     ----------    ---------
Net increase (decrease) in net assets ..........    1,243,828      144,530          424,763      719,106
Net assets beginning of period .................      144,530           --          719,106           --
                                                   ----------     ----------     ----------    ---------
Net assets end of period .......................   $1,388,358     $144,530       $1,143,869    $ 719,106
                                                   ==========     ==========     ==========    =========
 Units issued during the period ................      152,678       15,360           84,248       86,166
 Units redeemed during the period ..............      (37,946)      (1,816)         (42,010)     (14,026)
                                                   ----------     ----------     ----------    ---------
 Net units issued (redeemed) during period .....      114,732       13,544           42,238       72,140
                                                   ==========     ==========     ==========    =========



                                                         EQ/MONY                 EQ/MONY
                                                  Diversified Portfolio   Equity Growth Portfolio
                                                 ------------------------ -----------------------
                                                     2004        2003         2004       2003
                                                 ----------- ------------ ----------- ----------
From operations:
 Net investment income (loss) ..................  $   (503)   $      (97)  $   (277)   $   (332)
 Net realized gain (loss) ......................    (3,919)      (26,584)      (747)     (2,796)
 Net change in unrealized appreciation
  (depreciation) ...............................    11,646        40,274      5,984      12,944
                                                  --------    ----------   --------    --------
 Net increase (decrease) in net assets from
  operations ...................................     7,224        13,593      4,960       9,816
                                                  --------    ----------   --------    --------
Contract transactions:
 Payments received from contract owners ........        --            --         --          --
 Transfers between subaccounts, net ............        --            --         --          --
 Transfers for contract benefits and
  terminations .................................    (9,494)      (20,818)    (8,335)     (7,446)
 Annual contract charges .......................       (34)          (62)       (49)        (60)
                                                  --------    ----------   --------    --------
Net increase (decrease) from contract
 transactions ..................................    (9,528)      (20,880)    (8,384)     (7,506)
                                                  --------    ----------   --------    --------
Net increase (decrease) in net assets ..........    (2,304)       (7,287)    (3,424)      2,310
Net assets beginning of period .................    53,339        60,626     37,578      35,268
                                                  --------    ----------   --------    --------
Net assets end of period .......................  $ 51,035    $   53,339   $ 34,154    $ 37,578
                                                  ========    ==========   ========    ========
 Units issued during the period ................        --            --         --          --
 Units redeemed during the period ..............      (250)          649       (171)       (171)
                                                  --------    ----------   --------    --------
 Net units issued (redeemed) during period .....      (250)          649       (171)       (171)
                                                  ========    ==========   ========    ========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                       EQ/MONY
                                                          EQ/MONY               Government Securities
                                                  Equity Income Portfolio             Portfolio
                                                 ------------------------- -------------------------------
                                                      2004         2003          2004            2003
                                                 ------------- ----------- --------------- ---------------
From operations:
 Net investment income (loss) ..................    $  445      $    143    $    710,982    $    223,521
 Net realized gain (loss) ......................     1,848          (704)        192,433         396,911
 Net change in unrealized appreciation
  (depreciation) ...............................     1,046         5,579        (893,887)       (552,481)
                                                    ------      --------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ...................................     3,339         5,018           9,528          67,951
                                                    ------      --------    ------------    ------------
Contract transactions:
 Payments received from contract owners ........        --            --       2,530,457       2,946,710
 Transfers between subaccounts, net ............        --            --      (1,137,993)     (2,981,044)
 Transfers for contract benefits and
  terminations .................................        --        (6,576)     (2,409,149)     (3,222,388)
 Annual contract charges .......................       (45)          (44)         (3,636)         (3,812)
                                                    ------      --------    ------------    ------------
Net increase (decrease) from contract
 transactions ..................................       (45)       (6,620)     (1,020,321)     (3,260,534)
                                                    ------      --------    ------------    ------------
Net increase (decrease) in net assets ..........     3,294        (1,602)     (1,010,793)     (3,192,583)
Net assets beginning of period .................    18,196        19,798      17,388,163      20,580,746
                                                    ------      --------    ------------    ------------
Net assets end of period .......................    $21,490     $ 18,196    $ 16,377,370    $ 17,388,163
                                                    =======     ========    ============    ============
 Units issued during the period ................        --            --         336,956         539,782
 Units redeemed during the period ..............          (1)       (158)       (400,448)       (785,223)
                                                    ---------   --------    ------------    ------------
 Net units issued (redeemed) during period .....          (1)       (158)        (63,492)       (245,441)
                                                    =========   ========    ============    ============



                                                             EQ/MONY
                                                        Intermediate Term                     EQ/MONY
                                                         Bond Portfolio               Money Market Portfolio
                                                 ------------------------------- ---------------------------------
                                                       2004            2003            2004             2003
                                                 --------------- --------------- ---------------- ----------------
From operations:
 Net investment income (loss) ..................  $     628,096   $     336,734   $      (98,439)  $     (133,006)
 Net realized gain (loss) ......................        103,824         254,157               --               --
 Net change in unrealized appreciation
  (depreciation) ...............................       (710,832)       (391,593)              --               --
                                                  -------------   -------------   --------------   --------------
 Net increase (decrease) in net assets from
  operations ...................................         21,088         199,298          (98,439)        (133,006)
                                                  -------------   -------------   --------------   --------------
Contract transactions:
 Payments received from contract owners ........        151,897         170,940        7,323,965       13,104,665
 Transfers between subaccounts, net ............       (504,823)       (744,448)         (31,326)      (3,447,791)
 Transfers for contract benefits and
  terminations .................................       (925,836)     (1,756,450)     (14,732,372)     (17,399,326)
 Annual contract charges .......................         (1,929)         (2,332)          (7,053)          (9,198)
                                                  -------------   -------------   --------------   --------------
Net increase (decrease) from contract
 transactions ..................................     (1,280,691)     (2,332,290)      (7,446,786)      (7,751,650)
                                                  -------------   -------------   --------------   --------------
Net increase (decrease) in net assets ..........     (1,259,603)     (2,132,992)      (7,545,225)      (7,884,656)
Net assets beginning of period .................      8,587,963      10,720,955       27,235,826       35,120,482
                                                  -------------   -------------   --------------   --------------
Net assets end of period .......................  $   7,328,360   $   8,587,963   $   19,690,601   $   27,235,826
                                                  =============   =============   ==============   ==============
 Units issued during the period ................         31,569          60,987        2,604,261        5,470,915
 Units redeemed during the period ..............       (126,161)       (222,386)      (3,256,836)      (5,997,211)
                                                  -------------   -------------   --------------   --------------
 Net units issued (redeemed) during period .....        (94,592)       (161,399)        (652,575)        (526,296)
                                                  =============   =============   ==============   ==============

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/MONY                     Fidelity VIP
                                                    Long Term Bond Portfolio           Growth Portfolio
                                                 ------------------------------- -----------------------------
                                                       2004            2003           2004           2003
                                                 --------------- --------------- -------------- --------------
From operations:
 Net investment income (loss) ..................  $  1,200,366    $    689,387     $  (60,308)    $  (53,866)
 Net realized gain (loss) ......................       699,738         586,753       (636,417)      (462,227)
 Net change in unrealized appreciation
  (depreciation) ...............................    (1,041,141)       (741,886)       734,060      1,782,273
                                                  ------------    ------------     ----------     ----------
 Net increase (decrease) in net assets from
  operations ...................................       858,963         534,254         37,335      1,266,180
                                                  ------------    ------------     ----------     ----------
Contract transactions:
 Payments received from contract owners ........       948,846       1,227,336        123,688        193,797
 Transfers between subaccounts, net ............    (1,172,427)     (1,735,766)      (479,380)       (51,449)
 Transfers for contract benefits and
  terminations .................................    (1,869,253)     (2,930,628)      (573,062)      (354,899)
 Annual contract charges .......................        (4,037)         (4,767)            --             --
                                                  ------------    ------------     ----------     ----------
Net increase (decrease) from contract
 transactions ..................................    (2,096,871)     (3,443,825)      (928,754)      (212,551)
                                                  ------------    ------------     ----------     ----------
Net increase (decrease) in net assets ..........    (1,237,908)     (2,909,571)      (891,419)     1,053,629
Net assets beginning of period .................    14,730,228      17,639,799      5,431,752      4,378,123
                                                  ------------    ------------     ----------     ----------
Net assets end of period .......................  $ 13,492,320    $ 14,730,228     $4,540,333     $5,431,752
                                                  ============    ============     ==========     ==========
 Units issued during the period ................       104,091         190,734         69,951         73,422
 Units redeemed during the period ..............      (196,874)       (373,095)      (214,465)      (118,652)
                                                  ------------    ------------     ----------     ----------
 Net units issued (redeemed) during period .....       (92,783)       (182,361)      (144,514)       (45,230)
                                                  ============    ============     ==========     ==========



                                                         Fidelity VIP                  Fidelity VIP
                                                    Contrafund(R) Portfolio        Growth Opportunities
                                                 ----------------------------- ----------------------------
                                                      2004           2003           2004           2003
                                                 -------------- -------------- -------------- -------------
From operations:
 Net investment income (loss) ..................   $  (79,553)    $  (64,574)    $  (21,253)   $  (16,386)
 Net realized gain (loss) ......................       30,027       (207,322)      (197,004)     (154,730)
 Net change in unrealized appreciation
  (depreciation) ...............................    1,009,791      1,845,236        331,521       732,004
                                                   ----------     ----------     ----------    ----------
 Net increase (decrease) in net assets from
  operations ...................................      960,265      1,573,340        113,264       560,888
                                                   ----------     ----------     ----------    ----------
Contract transactions:
 Payments received from contract owners ........      168,982        221,348        157,118        66,014
 Transfers between subaccounts, net ............      282,003       (117,130)      (374,888)       36,664
 Transfers for contract benefits and
  terminations .................................     (729,142)      (759,169)      (283,503)     (128,564)
 Annual contract charges .......................           --             --             --            --
                                                   ----------     ----------     ----------    ----------
Net increase (decrease) from contract
 transactions ..................................     (278,157)      (654,951)      (501,273)      (25,886)
                                                   ----------     ----------     ----------    ----------
Net increase (decrease) in net assets ..........      682,108        918,389       (388,009)      535,002
Net assets beginning of period .................    7,218,679      6,300,290      2,632,973     2,097,971
                                                   ----------     ----------     ----------    ----------
Net assets end of period .......................   $7,900,787     $7,218,679     $2,244,964    $2,632,973
                                                   ==========     ==========     ==========    ==========
 Units issued during the period ................       91,242         88,252         32,470        44,014
 Units redeemed during the period ..............     (123,197)      (176,448)      (108,293)      (51,709)
                                                   ----------     ----------     ----------    ----------
 Net units issued (redeemed) during period .....      (31,955)       (88,196)       (75,823)       (7,695)
                                                   ==========     ==========     ==========    ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                       Franklin
                                                          Franklin                 Rising Dividends
                                                 Income Securities Fund (f)       Securities Fund (g)
                                                 --------------------------- -----------------------------
                                                      2004          2003          2004           2003
                                                 -------------- ------------ -------------- --------------
From operations:
 Net investment income (loss) ..................   $   25,646     $ (1,514)    $   (7,675)     $(1,364)
 Net realized gain (loss) ......................       21,308        1,566         34,644        4,491
 Net change in unrealized appreciation
  (depreciation) ...............................      256,534       44,435         91,319       36,098
                                                   ----------     --------     ----------      --------
 Net increase (decrease) in net assets from
  operations ...................................      303,488       44,487        118,288       39,225
                                                   ----------     --------     ----------      --------
Contract transactions:
 Payments received from contract owners ........    1,716,909      226,449        654,652      178,929
 Transfers between subaccounts, net ............      815,190      384,208        559,456      274,533
 Transfers for contract benefits and
  terminations .................................     (101,752)      (1,743)      (164,228)      (5,338)
 Annual contract charges .......................         (147)          --            (63)            (2)
                                                   ----------     --------     ----------      ----------
Net increase (decrease) from contract
 transactions ..................................    2,430,200      608,914      1,049,817      448,122
                                                   ----------     --------     ----------      ---------
Net increase (decrease) in net assets ..........    2,733,688      653,401      1,168,105      487,347
Net assets beginning of period .................      653,401           --        487,347           --
                                                   ----------     --------     ----------      ---------
Net assets end of period .......................   $3,387,089     $653,401     $1,655,452      $487,347
                                                   ==========     ========     ==========      =========
 Units issued during the period ................      228,326       61,708        102,003       46,190
 Units redeemed during the period ..............      (19,470)      (3,941)       (15,577)      (5,171)
                                                   ----------     --------     ----------      ---------
 Net units issued (redeemed) during period .....      208,856       57,767         86,426       41,019
                                                   ==========     ========     ==========      =========



                                                         Franklin
                                                        Zero Coupon              Janus Aspen Series
                                                       Fund 2010 (h)          Mid Cap Growth Portfolio
                                                 ------------------------- ------------------------------
                                                     2004         2003          2004            2003
                                                 ------------ ------------ -------------- ---------------
From operations:
 Net investment income (loss) ..................  $   4,248    $     133     $  (65,189)   $     (60,046)
 Net realized gain (loss) ......................       (185)      (2,825)      (897,243)      (1,346,758)
 Net change in unrealized appreciation
  (depreciation) ...............................     12,703        1,733      1,804,591        2,683,867
                                                  ---------    ---------     ----------    -------------
 Net increase (decrease) in net assets from
  operations ...................................     16,766         (959)       842,159        1,277,063
                                                  ---------    ---------     ----------    -------------
Contract transactions:
 Payments received from contract owners ........    184,120       94,526        188,622          204,044
 Transfers between subaccounts, net ............    249,256       55,693       (411,454)        (296,777)
 Transfers for contract benefits and
  terminations .................................    (23,064)     (22,268)      (444,020)        (414,639)
 Annual contract charges .......................        (13)          --             --               --
                                                  ---------    ---------     ----------    -------------
Net increase (decrease) from contract
 transactions ..................................    410,299      127,951       (666,852)        (507,372)
                                                  ---------    ---------     ----------    -------------
Net increase (decrease) in net assets ..........    427,065      126,992        175,307          769,691
Net assets beginning of period .................    126,992           --      4,884,308        4,114,617
                                                  ---------    ---------     ----------    -------------
Net assets end of period .......................  $ 554,057    $ 126,992     $5,059,615    $   4,884,308
                                                  =========    =========     ==========    =============
 Units issued during the period ................     51,016       18,491         63,445          174,726
 Units redeemed during the period ..............     (7,554)      (5,404)      (217,408)        (320,166)
                                                  ---------    ---------     ----------    -------------
 Net units issued (redeemed) during period .....     43,462       13,087       (153,963)        (145,440)
                                                  =========    =========     ==========    =============

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                      Janus Aspen Series
                                                       Janus Aspen Series            Capital Appreciation
                                                       Balanced Portfolio                  Portfolio
                                                 ------------------------------- -----------------------------
                                                       2004            2003           2004           2003
                                                 --------------- --------------- -------------- --------------
From operations:
 Net investment income (loss) ..................  $      75,580   $      79,618    $  (50,803)    $  (35,854)
 Net realized gain (loss) ......................       (121,493)       (340,364)     (245,719)      (498,324)
 Net change in unrealized appreciation
  (depreciation) ...............................        642,441       1,407,190       996,420      1,239,749
                                                  -------------   -------------    ----------     ----------
 Net increase (decrease) in net assets from
  operations ...................................        596,528       1,146,444       699,898        705,571
                                                  -------------   -------------    ----------     ----------
Contract transactions:
 Payments received from contract owners ........        294,281         135,636       607,084        455,311
 Transfers between subaccounts, net ............       (595,764)       (703,718)     (473,118)      (218,112)
 Transfers for contract benefits and
  terminations .................................     (1,252,332)     (1,165,040)     (326,427)      (513,900)
 Annual contract charges .......................             --              --          (222)          (115)
                                                  -------------   -------------    ----------     ----------
Net increase (decrease) from contract
 transactions ..................................     (1,553,815)     (1,733,122)     (192,683)      (276,815)
                                                  -------------   -------------    ----------     ----------
Net increase (decrease) in net assets ..........       (957,287)       (586,678)      507,215        428,756
Net assets beginning of period .................      9,799,634      10,386,312     4,409,717      3,980,961
                                                  -------------   -------------    ----------     ----------
Net assets end of period .......................  $   8,842,347   $   9,799,634    $4,916,932     $4,409,717
                                                  =============   =============    ==========     ==========
 Units issued during the period ................         53,385          56,063        87,112        105,916
 Units redeemed during the period ..............       (211,054)       (249,240)     (137,566)      (181,457)
                                                  -------------   -------------    ----------     ----------
 Net units issued (redeemed) during period .....       (157,669)       (193,177)      (50,454)       (75,541)
                                                  =============   =============    ==========     ==========



                                                      Janus Aspen Series             Janus Aspen Series
                                                   Flexible Income Portfolio   International Growth Portfolio
                                                 ----------------------------- ------------------------------
                                                      2004           2003           2004            2003
                                                 -------------- -------------- -------------- ---------------
From operations:
 Net investment income (loss) ..................   $   95,273     $   36,943     $   (8,190)   $      (4,474)
 Net realized gain (loss) ......................       34,545         19,345        186,243          445,605
 Net change in unrealized appreciation
  (depreciation) ...............................      (70,858)        (7,821)       216,850           50,090
                                                   ----------     ----------     ----------    -------------
 Net increase (decrease) in net assets from
  operations ...................................       58,960         48,467        394,903          491,221
                                                   ----------     ----------     ----------    -------------
Contract transactions:
 Payments received from contract owners ........    1,324,214      1,002,091        915,515          673,944
 Transfers between subaccounts, net ............     (108,768)       (63,343)      (100,922)        (210,896)
 Transfers for contract benefits and
  terminations .................................     (753,528)      (105,571)      (144,423)           8,626
 Annual contract charges .......................         (434)          (194)          (411)            (194)
                                                   ----------     ----------     ----------    -------------
Net increase (decrease) from contract
 transactions ..................................      461,484        832,983        669,759          471,480
                                                   ----------     ----------     ----------    -------------
Net increase (decrease) in net assets ..........      520,444        881,450      1,064,662          962,701
Net assets beginning of period .................    1,574,285        692,835      1,356,418          393,717
                                                   ----------     ----------     ----------    -------------
Net assets end of period .......................   $2,094,729     $1,574,285     $2,421,080    $   1,356,418
                                                   ==========     ==========     ==========    =============
 Units issued during the period ................      126,898        111,755        860,921        2,351,625
 Units redeemed during the period ..............      (83,893)       (36,399)      (795,246)      (2,273,453)
                                                   ----------     ----------     ----------    -------------
 Net units issued (redeemed) during period .....       43,005         75,356         65,675           78,172
                                                   ==========     ==========     ==========    =============

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                       Janus Aspen Series                 Lord Abbett
                                                   Worldwide Growth Portfolio      Bond-Debenture Portfolio
                                                 ------------------------------- -----------------------------
                                                       2004            2003           2004           2003
                                                 --------------- --------------- -------------- --------------
From operations:
 Net investment income (loss) ..................  $     (25,493)  $     (17,312)   $  158,609     $   78,770
 Net realized gain (loss) ......................     (1,126,701)     (1,344,498)      119,127         76,984
 Net change in unrealized appreciation
  (depreciation) ...............................      1,339,790       2,782,338       (36,619)       100,602
                                                  -------------   -------------    ----------     ----------
 Net increase (decrease) in net assets from
  operations ...................................        187,596       1,420,528       241,117        256,356
                                                  -------------   -------------    ----------     ----------
Contract transactions:
 Payments received from contract owners ........        219,338         204,112     1,544,674      1,386,021
 Transfers between subaccounts, net ............       (719,821)       (600,069)     (154,313)       214,967
 Transfers for contract benefits and
  terminations .................................       (779,166)       (675,828)     (232,636)       (65,147)
 Annual contract charges .......................             --              --          (870)          (359)
                                                  -------------   -------------    ----------     ----------
Net increase (decrease) from contract
 transactions ..................................     (1,279,649)     (1,071,785)    1,156,855      1,535,482
                                                  -------------   -------------    ----------     ----------
Net increase (decrease) in net assets ..........     (1,092,053)        348,743     1,397,972      1,791,838
Net assets beginning of period .................      7,501,902       7,153,159     2,683,066        891,228
                                                  -------------   -------------    ----------     ----------
Net assets end of period .......................  $   6,409,849   $   7,501,902    $4,081,038     $2,683,066
                                                  =============   =============    ==========     ==========
 Units issued during the period ................        118,319         132,060       148,358        203,335
 Units redeemed during the period ..............       (370,271)       (373,983)      (53,420)       (68,650)
                                                  -------------   -------------    ----------     ----------
 Net units issued (redeemed) during period .....       (251,952)       (241,923)       94,938        134,685
                                                  =============   =============    ==========     ==========



                                                          Lord Abbett                   Lord Abbett
                                                  Growth and Income Portfolio     Mid-Cap Value Portfolio
                                                 ----------------------------- -----------------------------
                                                      2004           2003           2004           2003
                                                 -------------- -------------- -------------- --------------
From operations:
 Net investment income (loss) ..................   $  (18,364)    $   (5,373)    $  (34,550)    $   (7,531)
 Net realized gain (loss) ......................      208,221          9,219        252,716         13,780
 Net change in unrealized appreciation
  (depreciation) ...............................      442,763        686,557        528,860        384,110
                                                   ----------     ----------     ----------     ----------
 Net increase (decrease) in net assets from
  operations ...................................      632,620        690,403        747,026        390,359
                                                   ----------     ----------     ----------     ----------
Contract transactions:
 Payments received from contract owners ........    1,757,458      1,312,409      1,174,585        639,513
 Transfers between subaccounts, net ............      548,724      1,416,609        667,813        756,224
 Transfers for contract benefits and
  terminations .................................     (409,144)      (306,014)      (480,864)       (92,331)
 Annual contract charges .......................         (797)          (277)          (463)          (110)
                                                   ----------     ----------     ----------     ----------
Net increase (decrease) from contract
 transactions ..................................    1,896,241      2,422,727      1,361,071      1,303,296
                                                   ----------     ----------     ----------     ----------
Net increase (decrease) in net assets ..........    2,528,861      3,113,130      2,108,097      1,693,655
Net assets beginning of period .................    4,102,571        989,441      2,430,770        737,115
                                                   ----------     ----------     ----------     ----------
Net assets end of period .......................   $6,631,432     $4,102,571     $4,538,867     $2,430,770
                                                   ==========     ==========     ==========     ==========
 Units issued during the period ................      233,499        329,654        184,468        168,482
 Units redeemed during the period ..............      (61,367)       (67,148)       (65,883)       (26,417)
                                                   ----------     ----------     ----------     ----------
 Net units issued (redeemed) during period .....      172,132        262,506        118,585        142,065
                                                   ==========     ==========     ==========     ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                   MFS(R) Mid-Cap Growth     MFS(R) New Discovery
                                                          Series                    Series
                                                 ------------------------- -------------------------
                                                     2004         2003         2004         2003
                                                 ------------ ------------ ------------ ------------
From operations:
 Net investment income (loss) ..................  $  (8,512)   $  (2,645)   $  (7,488)    $ (3,679)
 Net realized gain (loss) ......................     24,127       10,590       11,040          669
 Net change in unrealized appreciation
  (depreciation) ...............................     64,200       52,470       24,104       90,891
                                                  ---------    ---------    ---------     --------
 Net increase (decrease) in net assets from
  operations ...................................     79,815       60,415       27,656       87,881
                                                  ---------    ---------    ---------     --------
Contract transactions:
 Payments received from contract owners ........    317,291      216,864       76,354      188,444
 Transfers between subaccounts, net ............     21,848       96,537        4,349      141,122
 Transfers for contract benefits and
  terminations .................................    (35,947)     (10,834)     (13,123)      (7,449)
 Annual contract charges .......................       (220)         (83)        (172)         (54)
                                                  ---------    ---------    ---------     --------
Net increase (decrease) from contract
 transactions ..................................    302,972      302,484       67,408      322,063
                                                  ---------    ---------    ---------     --------
Net increase (decrease) in net assets ..........    382,787      362,899       95,064      409,944
Net assets beginning of period .................    436,988       74,089      489,265       79,321
                                                  ---------    ---------    ---------     --------
Net assets end of period .......................  $ 819,775    $ 436,988    $ 584,329     $489,265
                                                  =========    =========    =========     ========
 Units issued during the period ................     31,955       39,358       10,642       43,237
 Units redeemed during the period ..............     (9,143)      (7,847)      (4,604)      (6,346)
                                                  ---------    ---------    ---------     --------
 Net units issued (redeemed) during period .....     22,812       31,511        6,038       36,891
                                                  =========    =========    =========     ========



                                                  MFS(R) Total Return Series    MFS(R) Utilities Series
                                                 ----------------------------- --------------------------
                                                      2004           2003           2004          2003
                                                 -------------- -------------- -------------- -----------
From operations:
 Net investment income (loss) ..................   $    7,240     $    2,480     $      (45)   $  1,183
 Net realized gain (loss) ......................       25,882         18,314         45,454         664
 Net change in unrealized appreciation
  (depreciation) ...............................      249,337        223,328        104,811      49,248
                                                   ----------     ----------     ----------    --------
 Net increase (decrease) in net assets from
  operations ...................................      282,459        244,122        150,220      51,095
                                                   ----------     ----------     ----------    --------
Contract transactions:
 Payments received from contract owners ........      738,836      1,322,291        318,944      97,575
 Transfers between subaccounts, net ............      106,038        145,408        384,021      22,775
 Transfers for contract benefits and
  terminations .................................     (103,177)      (280,285)       (48,540)     (4,997)
 Annual contract charges .......................         (816)          (314)          (138)        (29)
                                                   ----------     ----------     ----------    --------
Net increase (decrease) from contract
 transactions ..................................      740,881      1,187,100        654,287     115,324
                                                   ----------     ----------     ----------    --------
Net increase (decrease) in net assets ..........    1,023,340      1,431,222        804,507     166,419
Net assets beginning of period .................    2,304,239        873,017        254,717      88,298
                                                   ----------     ----------     ----------    --------
Net assets end of period .......................   $3,327,579     $2,304,239     $1,059,224    $254,717
                                                   ==========     ==========     ==========    ========
 Units issued during the period ................       83,608        192,178         63,281      12,912
 Units redeemed during the period ..............      (15,200)       (69,318)       (15,378)     (1,239)
                                                   ----------     ----------     ----------    --------
 Net units issued (redeemed) during period .....       68,408        122,860         47,903      11,673
                                                   ==========     ==========     ==========    ========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         Oppenheimer
                                                  Global Securities Fund/VA          Oppenheimer
                                                             (i)             Main Street(R) Fund/VA (j)
                                                 --------------------------- ---------------------------
                                                      2004          2003          2004          2003
                                                 -------------- ------------ -------------- ------------
From operations:
 Net investment income (loss) ..................   $  (12,465)    $ (1,945)    $  (13,966)    $ (2,717)
 Net realized gain (loss) ......................       44,827        1,484         32,471        2,453
 Net change in unrealized appreciation
  (depreciation) ...............................      455,321       77,092        125,288       59,248
                                                   ----------     --------     ----------     --------
 Net increase (decrease) in net assets from
  operations ...................................      487,683       76,631        143,793       58,984
                                                   ----------     --------     ----------     --------
Contract transactions:
 Payments received from contract owners ........      914,402      361,678      1,037,922      399,630
 Transfers between subaccounts, net ............    1,801,377      352,288        396,355      349,666
 Transfers for contract benefits and
  terminations .................................      (94,211)      (1,566)      (119,095)        (813)
 Annual contract charges .......................          (98)          --           (134)         (10)
                                                   ----------     --------     ----------     --------
Net increase (decrease) from contract
 transactions ..................................    2,621,470      712,400      1,315,048      748,473
                                                   ----------     --------     ----------     --------
Net increase (decrease) in net assets ..........    3,109,153      789,031      1,458,841      807,457
Net assets beginning of period .................      789,031           --        807,457           --
                                                   ----------     --------     ----------     --------
Net assets end of period .......................   $3,898,184     $789,031     $2,266,298     $807,457
                                                   ==========     ========     ==========     ========
 Units issued during the period ................      209,139       61,634        134,541       76,883
 Units redeemed during the period ..............      (14,790)      (1,075)       (21,637)      (6,744)
                                                   ----------     --------     ----------     --------
 Net units issued (redeemed) during period .....      194,349       60,559        112,904       70,139
                                                   ==========     ========     ==========     ========



                                                                                  PBHG Select Value
                                                    PBHG Mid-Cap Portfolio            Portfolio
                                                 ----------------------------- ------------------------
                                                      2004           2003          2004         2003
                                                 -------------- -------------- ------------ -----------
From operations:
 Net investment income (loss) ..................   $  (35,261)    $  (15,070)   $   5,365    $   6,210
 Net realized gain (loss) ......................      121,074        (23,997)       5,373        2,496
 Net change in unrealized appreciation
  (depreciation) ...............................      391,347        423,228          264       71,476
                                                   ----------     ----------    ---------    ---------
 Net increase (decrease) in net assets from
  operations ...................................      477,160        384,161       11,002       80,182
                                                   ----------     ----------    ---------    ---------
Contract transactions:
 Payments received from contract owners ........      970,244      1,005,184      113,773      261,471
 Transfers between subaccounts, net ............       48,276        182,198      (23,396)        (169)
 Transfers for contract benefits and
  terminations .................................     (169,902)      (115,108)     (47,151)     (18,667)
 Annual contract charges .......................         (623)          (193)        (222)         (92)
                                                   ----------     ----------    ---------    ---------
Net increase (decrease) from contract
 transactions ..................................      847,995      1,072,081       43,004      242,543
                                                   ----------     ----------    ---------    ---------
Net increase (decrease) in net assets ..........    1,325,155      1,456,242       54,006      322,725
Net assets beginning of period .................    2,074,620        618,378      568,917      246,192
                                                   ----------     ----------    ---------    ---------
Net assets end of period .......................   $3,399,775     $2,074,620    $ 622,923    $ 568,917
                                                   ==========     ==========    =========    =========
 Units issued during the period ................       98,607        133,675       13,299       40,303
 Units redeemed during the period ..............      (24,277)       (22,752)      (9,055)      (9,924)
                                                   ----------     ----------    ---------    ---------
 Net units issued (redeemed) during period .....       74,330        110,923        4,244       30,379
                                                   ==========     ==========    =========    =========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                    PIMCO Advisors VIT          PIMCO Advisors VIT
                                                  OpCap Equity Portfolio      OpCap Managed Portfolio
                                                 ------------------------- -----------------------------
                                                     2004         2003          2004           2003
                                                 ------------ ------------ -------------- --------------
From operations:
 Net investment income (loss) ..................   $ (1,056)   $     208     $    3,972     $    7,134
 Net realized gain (loss) ......................       (841)     (11,186)       (13,408)        (3,390)
 Net change in unrealized appreciation
  (depreciation) ...............................     39,404       88,163        156,411        274,093
                                                   --------    ---------     ----------     ----------
 Net increase (decrease) in net assets from
  operations ...................................     37,507       77,185        146,975        277,837
                                                   --------    ---------     ----------     ----------
Contract transactions:
 Payments received from contract owners ........         --           --         12,000         11,999
 Transfers between subaccounts, net ............         --       31,560             --         43,523
 Transfers for contract benefits and
  terminations .................................     (9,670)     (30,916)       (69,038)        (3,884)
 Annual contract charges .......................       (115)        (117)          (798)          (827)
                                                   --------    ---------     ----------     ----------
Net increase (decrease) from contract
 transactions ..................................     (9,785)         527        (57,836)        50,811
                                                   --------    ---------     ----------     ----------
Net increase (decrease) in net assets ..........     27,722       77,712         89,139        328,648
Net assets beginning of period .................    361,561      283,849      1,676,812      1,348,164
                                                   --------    ---------     ----------     ----------
Net assets end of period .......................   $389,283    $ 361,561     $1,765,951     $1,676,812
                                                   ========    =========     ==========     ==========
 Units issued during the period ................         --        1,079          4,727          1,089
 Units redeemed during the period ..............       (208)      (1,055)        (5,837)          (102)
                                                   --------    ---------     ----------     ----------
 Net units issued (redeemed) during period .....       (208)          24         (1,110)           987
                                                   ========    =========     ==========     ==========



                                                                              PIMCO Advisors VIT
                                                    PIMCO Advisors VIT       OpCap U.S. Government
                                                 OpCap Small Cap Portfolio     Income Portfolio
                                                 ------------------------- -------------------------
                                                     2004         2003         2004         2003
                                                 ------------ ------------ ------------ ------------
From operations:
 Net investment income (loss) ..................   $ (2,278)   $  (1,923)   $   3,677    $   3,351
 Net realized gain (loss) ......................      2,190      (19,883)      22,018      (11,066)
 Net change in unrealized appreciation
  (depreciation) ...............................     29,874       67,960      (25,552)       8,083
                                                   --------    ---------    ---------    ---------
 Net increase (decrease) in net assets from
  operations ...................................     29,786       46,154          143          368
                                                   --------    ---------    ---------    ---------
Contract transactions:
 Payments received from contract owners ........         --           --           --           --
 Transfers between subaccounts, net ............     (4,075)     (55,749)          --       19,145
 Transfers for contract benefits and
  terminations .................................       (205)     (11,803)      (7,810)      (4,824)
 Annual contract charges .......................        (95)        (124)         (78)         (93)
                                                   --------    ---------    ---------    ---------
Net increase (decrease) from contract
 transactions ..................................     (4,375)     (67,676)      (7,888)      14,228
                                                   --------    ---------    ---------    ---------
Net increase (decrease) in net assets ..........     25,411      (21,522)      (7,745)      14,596
Net assets beginning of period .................    183,028      204,550      215,859      201,263
                                                   --------    ---------    ---------    ---------
Net assets end of period .......................   $208,439    $ 183,028    $ 208,114    $ 215,859
                                                   ========    =========    =========    =========
 Units issued during the period ................         80           --          308        1,076
 Units redeemed during the period ..............       (160)      (2,100)        (665)        (424)
                                                   --------    ---------    ---------    ---------
 Net units issued (redeemed) during period .....        (80)      (2,100)        (357)         652
                                                   ========    =========    =========    =========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         PIMCO Global                       PIMCO
                                                   Bond Portfolio (Unhedged)        Real Return Portfolio
                                                 ----------------------------- -------------------------------
                                                      2004           2003            2004            2003
                                                 -------------- -------------- --------------- ---------------
From operations:
 Net investment income (loss) ..................   $   12,634     $   13,718     $   (28,858)   $      83,902
 Net realized gain (loss) ......................      234,361         92,672         416,777          342,328
 Net change in unrealized appreciation
  (depreciation) ...............................      (21,072)        96,156         278,207           16,092
                                                   ----------     ----------     -----------    -------------
 Net increase (decrease) in net assets from
  operations ...................................      225,923        202,546         666,126          442,322
                                                   ----------     ----------     -----------    -------------
Contract transactions:
 Payments received from contract owners ........      815,629        850,636       2,581,295        3,050,200
 Transfers between subaccounts, net ............      120,754       (128,552)        941,191           97,439
 Transfers for contract benefits and
  terminations .................................     (341,301)      (105,019)       (641,452)      (1,107,954)
 Annual contract charges .......................         (353)          (221)         (1,475)            (674)
                                                   ----------     ----------     -----------    -------------
Net increase (decrease) from contract
 transactions ..................................      594,729        616,844       2,879,559        2,039,011
                                                   ----------     ----------     -----------    -------------
Net increase (decrease) in net assets ..........      820,652        819,390       3,545,685        2,481,333
Net assets beginning of period .................    2,163,715      1,344,325       7,368,556        4,887,223
                                                   ----------     ----------     -----------    -------------
Net assets end of period .......................   $2,984,367     $2,163,715     $10,914,241    $   7,368,556
                                                   ==========     ==========     ===========    =============
 Units issued during the period ................       91,437        153,445         325,035          471,306
 Units redeemed during the period ..............      (46,591)      (102,983)        (93,720)        (295,459)
                                                   ----------     ----------     -----------    -------------
 Net units issued (redeemed) during period .....       44,846         50,462         231,315          175,847
                                                   ==========     ==========     ===========    =============



                                                       PIMCO StocksPLUS               PROFUNDS VP
                                                  Growth and Income Portfolio          Bear (k)
                                                 ----------------------------- -------------------------
                                                      2004           2003          2004         2003
                                                 -------------- -------------- ------------ ------------
From operations:
 Net investment income (loss) ..................   $   18,190     $   18,211     $ (1,013)   $     (216)
 Net realized gain (loss) ......................       84,805          1,907       (5,091)         (272)
 Net change in unrealized appreciation
  (depreciation) ...............................      256,316        367,676       (1,851)       (4,419)
                                                   ----------     ----------     --------    ----------
 Net increase (decrease) in net assets from
  operations ...................................      359,311        387,794       (7,955)       (4,907)
                                                   ----------     ----------     --------    ----------
Contract transactions:
 Payments received from contract owners ........    1,887,554      1,235,501       22,207        34,913
 Transfers between subaccounts, net ............       63,984        130,739       22,288        17,683
 Transfers for contract benefits and
  terminations .................................     (250,487)       (62,378)      (4,496)      (14,749)
 Annual contract charges .......................         (820)          (299)         (21)           --
                                                   ----------     ----------     --------    ----------
Net increase (decrease) from contract
 transactions ..................................    1,700,231      1,303,563       39,978        37,847
                                                   ----------     ----------     --------    ----------
Net increase (decrease) in net assets ..........    2,059,542      1,691,357       32,023        32,940
Net assets beginning of period .................    2,402,429        711,072       32,940            --
                                                   ----------     ----------     --------    ----------
Net assets end of period .......................   $4,461,971     $2,402,429     $ 64,963    $   32,940
                                                   ==========     ==========     ========    ==========
 Units issued during the period ................      184,708        162,345        9,467         5,530
 Units redeemed during the period ..............      (34,620)       (27,511)      (4,849)       (1,496)
                                                   ----------     ----------     --------    ----------
 Net units issued (redeemed) during period .....      150,088        134,834        4,618         4,034
                                                   ==========     ==========     ========    ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         PROFUNDS VP
                                                  Rising Rates Opportunity            PROFUNDS VP
                                                             (l)                     UltraBull (c)
                                                 --------------------------- -----------------------------
                                                      2004          2003          2004           2003
                                                 -------------- ------------ -------------- --------------
From operations:
 Net investment income (loss) ..................   $  (13,536)   $  (2,454)    $  (24,487)    $ (2,203)
 Net realized gain (loss) ......................      (27,733)        (447)       245,762        7,856
 Net change in unrealized appreciation
  (depreciation) ...............................     (111,639)     (17,420)        22,782      103,302
                                                   ----------    ---------     ----------     ---------
 Net increase (decrease) in net assets from
  operations ...................................     (152,908)     (20,321)       244,057      108,955
                                                   ----------    ---------     ----------     ---------
Contract transactions:
 Payments received from contract owners ........      507,482      315,791        715,975      526,941
 Transfers between subaccounts, net ............      257,150      327,404        832,591      129,757
 Transfers for contract benefits and
  terminations .................................      (93,469)      (1,066)       (80,176)      (2,026)
 Annual contract charges .......................          (53)          --           (102)            (2)
                                                   ----------    ---------     ----------     -----------
Net increase (decrease) from contract
 transactions ..................................      671,110      642,129      1,468,288      654,670
                                                   ----------    ---------     ----------     ----------
Net increase (decrease) in net assets ..........      518,202      621,808      1,712,345      763,625
Net assets beginning of period .................      621,808           --        763,625           --
                                                   ----------    ---------     ----------     ----------
Net assets end of period .......................   $1,140,010    $ 621,808     $2,475,970     $763,625
                                                   ==========    =========     ==========     ==========
 Units issued during the period ................       95,960       66,678        144,290       76,114
 Units redeemed during the period ..............      (27,163)      (5,940)       (35,115)     (17,115)
                                                   ----------    ---------     ----------     ----------
 Net units issued (redeemed) during period .....       68,797       60,738        109,175       58,999
                                                   ==========    =========     ==========     ==========



                                                          UIF Emerging
                                                    Markets Equity Portfolio
                                                 ------------------------------
                                                      2004            2003
                                                 -------------- ---------------
From operations:
 Net investment income (loss) ..................   $   (5,007)   $      (2,287)
 Net realized gain (loss) ......................       39,965          112,517
 Net change in unrealized appreciation
  (depreciation) ...............................      148,529           13,536
                                                   ----------    -------------
 Net increase (decrease) in net assets from
  operations ...................................      183,487          123,766
                                                   ----------    -------------
Contract transactions:
 Payments received from contract owners ........      389,349          115,487
 Transfers between subaccounts, net ............      186,671          (14,218)
 Transfers for contract benefits and
  terminations .................................      (12,764)          (1,431)
 Annual contract charges .......................         (151)             (33)
                                                   ----------    -------------
Net increase (decrease) from contract
 transactions ..................................      563,105           99,805
                                                   ----------    -------------
Net increase (decrease) in net assets ..........      746,592          223,571
Net assets beginning of period .................      262,045           38,474
                                                   ----------    -------------
Net assets end of period .......................   $1,008,637    $     262,045
                                                   ==========    =============
 Units issued during the period ................      369,987        1,045,448
 Units redeemed during the period ..............     (323,574)      (1,028,704)
                                                   ----------    -------------
 Net units issued (redeemed) during period .....       46,413           16,744
                                                   ==========    =============

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,


                                                     UIF Global Value Equity
                                                            Portfolio            UIF U.S. Real Estate Portfolio
                                                   ---------------------------   ------------------------------
                                                       2004           2003            2004             2003
                                                   ------------   ------------   --------------   -------------
From operations:
 Net investment income (loss) ..................    $  (2,414)     $   (3,856)     $    9,286      $  (24,413)
 Net realized gain (loss) ......................       14,010          72,777         347,331         (37,703)
 Net change in unrealized appreciation
  (depreciation) ...............................       35,627          47,670       1,069,758         576,835
                                                    ---------      ----------      ----------      ----------
 Net increase (decrease) in net assets from
  operations ...................................       47,223         116,591       1,426,375         514,719
                                                    ---------      ----------      ----------      ----------
Contract transactions:
 Payments received from contract owners ........      175,118          51,578       1,586,433         837,970
 Transfers between subaccounts, net ............       (5,120)          7,013       1,224,741         823,355
 Transfers for contract benefits and
  terminations .................................      (10,705)         16,562        (472,446)       (173,580)
 Annual contract charges .......................          (77)            (28)           (612)           (279)
                                                    ---------      ----------      ----------      ----------
Net increase (decrease) from contract
 transactions ..................................      159,216          75,125       2,338,116       1,487,466
                                                    ---------      ----------      ----------      ----------
Net increase (decrease) in net assets ..........      206,439         191,716       3,764,491       2,002,185
Net assets beginning of period .................      302,379         110,663       3,097,667       1,095,482
                                                    ---------      ----------      ----------      ----------
Net assets end of period .......................    $ 508,818      $  302,379      $6,862,158      $3,097,667
                                                    =========      ==========      ==========      ==========
 Units issued during the period ................       25,704         276,053         227,358         262,383
 Units redeemed during the period ..............      (11,689)       (261,240)        (70,025)       (136,312)
                                                    ---------      ----------      ----------      ----------
 Net units issued (redeemed) during period .....       14,015          14,813         157,333         126,071
                                                    =========      ==========      ==========      ==========

-------
(a) Commenced operations on May 27, 2003.
(b) Commenced operations on July 14, 2003.
(c) Commenced operations on May 29, 2003.
(d) Commenced operations on May 12, 2003.
(e) Commenced operations on June 5, 2003.
(f) Commenced operations on June 4, 2003.
(g) Commenced operation on May 15, 2003.
(h) Commenced operations on June 13, 2003.
(i) Commenced operations on May 9, 2003.
(j) Commenced operations on May 6, 2003.
(k) Commenced operations on May 23, 2003.
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS


1. Organization and Business

MONY Variable Account A (the "Variable Account") is a separate investment account established on November 28, 1990 by MONY Life Insurance Company ("MONY"), under the laws of the State of New York. On July 8, 2004, The MONY Group, Inc. ("MONY Group", the ultimate parent of MONY and MONY Life Insurance Company of America ("MONY America")) merged with AXA Financial, Inc. ("AXA Financial"), and AIMA Acquisition Co. ("AIMA"), upon which MONY Group became a wholly owned subsidiary of AXA Financial.

The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY's other assets and, at present, is used to support Flexible Payment Variable Annuity policies (MONY Master, MONY Value Master, MONY Custom Master and MONY Variable Annuity), collectively the "Variable Annuity Policies". These policies are issued by MONY.

There are currently sixty-nine subaccounts within MONY Variable Account A. Each subaccount invests only in a corresponding portfolio of the AIM Variable Insurance Funds, Alger American Fund, Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Stock Index Fund, EQ Advisors Trust ("EQAT"), Fidelity Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, Lord Abbett Series Fund, MFS Variable Insurance Trust, Oppenheimer Variable Account Fund, PBHG Insurance Series Fund, PIMCO Advisors-VIT, PIMCO Variable Insurance Trust, PROFUNDS and The Universal Institutional Funds, Inc. (collectively, the "Funds"). The Funds are registered under the 1940 Act as open-end, management investment companies. Prior to July 9, 2004 the Variable Account invested in the MONY Series Fund, Inc. ("The Fund") and the Enterprise Accumulation Trust ("Enterprise"). Effective July 9, 2004 the Fund and Enterprise merged into EQAT. The Fund and Enterprise were affiliated with MONY.

The Variable Account consists of the following variable investment options:

o AIM V.I. Basic Value Fund
o AIM V.I. Financial Services Fund(1)
o AIM V.I. Health Sciences Fund(2)
o AIM V.I. Mid Cap Core Equity Fund
o AIM V.I. Technology Fund(3)
o Alger American Balanced Portfolio
o Alger American MidCap Growth Portfolio
o Dreyfus Socially Responsible Growth Fund
o Dreyfus Stock Index Fund
o Dreyfus IP Small Cap Stock Index Portfolio
o EQ/Enterprise Capital Appreciation Portfolio(4)
o EQ/Enterprise Deep Value Portfolio(4)
o EQ/Enterprise Equity Portfolio(4)
o EQ/Enterprise Equity Income Portfolio(4)
o EQ/Enterprise Growth and Income Portfolio(4)
o EQ/Enterprise Growth Portfolio(4)
o EQ/Enterprise Global Socially Responsive Portfolio(4)
o EQ/Enterprise High-Yield Bond Portfolio(4)
o EQ/Enterprise International Growth Portfolio(4)
o EQ/Enterprise Multi-Cap Growth Portfolio(4)
o EQ/Enterprise Managed Portfolio(4)
o EQ/Enterprise Small Company Growth Portfolio(4)
o EQ/Enterprise Small Company Value Portfolio(4)
o EQ/Enterprise Total Return Portfolio(4)
o EQ/Enterprise Mergers and Acquisitions Portfolio(4)
o EQ/Enterprise Short Duration Bond Portfolio(4)
o EQ/MONY Diversified Portfolio(4)
o EQ/MONY Equity Growth Portfolio(4)
o EQ/MONY Equity Income Portfolio(4)
o EQ/MONY Government Securities Portfolio(4)
o EQ/MONY Intermediate Term Bond Portfolio(4) o EQ/MONY Money Market
Portfolio(4)
o EQ/MONY Long Term Bond Portfolio(4)
o Fidelity VIP Growth Portfolio
o Fidelity VIP Contrafund(R) Portfolio
o Fidelity VIP Growth Opportunities Portfolio
o Franklin Income Securities Fund
o Franklin Rising Dividends Securities Fund
o Franklin Zero Coupon Fund 2010
o Janus Aspen Series Mid Cap Growth Portfolio
o Janus Aspen Series Balanced Portfolio
o Janus Aspen Series Capital Appreciation Portfolio
o Janus Aspen Series Flexible Income Portfolio
o Janus Aspen Series International Growth Portfolio
o Janus Aspen Series WorldWide Growth Portfolio
o Lord Abbett Bond-Debenture Portfolio
o Lord Abbett Growth and Income Portfolio
o Lord Abbett Mid-Cap Value Portfolio
o MFS(R) Mid-Cap Growth Series
o MFS(R) New Discovery Series
o MFS(R) Total Return Series
o MFS(R) Utilities Series
o Oppenheimer Global Securities Fund/VA
o Oppenheimer Main Street(R) Fund/VA
o PBHG Mid-Cap Portfolio
o PBHG Select Value Portfolio
o PIMCO Advisors VIT OpCap Equity Portfolio
o PIMCO Advisors VIT OpCap Managed Portfolio
o PIMCO Advisors VIT OpCap Small Cap Portfolio

MONY
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


1. Organization and Business (Concluded)

o PIMCO Advisors VIT OpCap U.S. Government
  Income Portfolio
o PIMCO Global Bond Portfolio (Unhedged)
o PIMCO Real Return Portfolio
o PIMCO StocksPLUS Growth and Income Portfolio
o PROFUNDS VP Bear
o PROFUNDS VP Rising Rates Opportunity
o PROFUNDS VP Ultra Bull
o UIF Emerging Markets Equity Portfolio
o UIF Global Value Equity Portfolio
o UIF U.S. Real Estate Portfolio

----------
 (1) Formerly known as INVESCO VIF Financial Services Portfolio.
 (2) Formerly known as INVESCO VIF Health Sciences Portfolio.
 (3) Formerly known as INVESCO VIF Telecommunications Portfolio.
 (4) Name changed to EQ/.


During the year ended December 31, 2003, the Variable Account combined all subaccounts investing in the same class of the same portfolio of the Funds. The financial statements for the years ended December 31, 2004 and 2003 are presented for each portfolio of the Funds rather than each Variable Annuity Policy as if the subaccounts were combined on January 1, 2003. Combining these subaccounts had no effect on the net assets of the subaccounts or the unit values of the Variable Annuity Policies.

These financial statements should be read in conjunction with the financial statements and footnotes of the Funds, which were distributed by MONY to the policyholders.


2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investments:

The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on the amortized cost of the securities held, which approximates market value.

Investment Transactions and Investment Income:

Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost basis. Dividend income and distributions of net realized gains are recorded on ex-dividend date. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds.

Taxes:

MONY is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.


3. Related Party Transactions

MONY is the legal owner of the assets of the Variable Account.

Purchase payments received from MONY by the Variable Account represent gross purchase payments recorded by MONY less deductions retained as compensation for any premium taxes.

With respect to certain variable contracts, a periodic deduction is made from the cash value of the contract for the Annual Contract Charge. A surrender charge may be imposed by MONY when a full or partial surrender is requested by the policyholders. These deductions are treated by the Variable Account as contractholder redemptions. For the year ended December 31, 2004, the aggregate amount deducted for such purposes for all subaccounts within the Variable Account was $41,813,019.

MONY
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


3. Related Party Transactions (Concluded)

MONY receives from the Variable Account amounts deducted for mortality and expense risks at annual rates ranging from 1.20% to 2.42% of the average daily net assets of each of the respective subaccounts within the Variable Account.

Boston Advisors serves as an investment advisor for the EQ/Enterprise and EQ/MONY Portfolios in EQAT: EQ/Enterprise Equity Income Portfolio, EQ/Enterprise Short Duration Bond Portfolio, EQ/MONY Diversified Portfolio, EQ/MONY Equity Growth Portfolio, EQ/MONY Equity Income Portfolio, EQ/Government Securities Portfolio, EQ/MONY Intermediate Term Bond Portfolio, EQ/MONY Long Term Bond Portfolio, EQ/MONY Money Market Portfolio. Boston Advisors is an indirectly wholly owned subsidiary of AXA Financial (parent to MONY).

During the year ended December 31, 2004, MONY Securities Corporation ("MONY Securities") served as distributor and principal underwriter of the Variable Annuity Policies and the Variable Account. Effective on or about June 6, 2005 AXA Advisors, LLC ("AXA Advisors"), AXA Distributors, LLC ("Distributors") and MONY Securities will serve as distributors and principal underwriters of the Variable Annuity Policies and the Variable Account. They are registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc.

AXA Equitable Life Insurance Company ("AXA Equitable"), a subsidiary of AXA Financial, acts as investment manager of EQAT. AXA Equitable serves as investment manager of EQAT and receives management fees for services performed in its capacity as investment manager of the EQAT. As investment manager it either oversees the activities of the investment advisors to the Portfolios of EQAT or directly manages the Portfolios. Fees generally vary depending on net asset levels of individual Portfolios and range from a low of .30% to a high of 1.00% of average daily net assets. AXA Equitable as investment manager pays expenses for providing investment advisory services to the Portfolios, including the fees of the advisors of each Portfolio. In addition AXA Advisors, Distributors and MONY Securities, affiliates of AXA Equitable, also receive distribution fees under rule 12 b-1 Plans from the Portfolios for providing distribution and shareholder support services to the Portfolios.

Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY prior to the merger and an indirectly wholly owned subsidiary of AXA Equitable and AXA Financial, Inc. post merger, acted as investment adviser to the portfolios of Enterprise, and it received amounts paid by Enterprise for those services. MONY America served as investment adviser to the Fund, and received amounts paid by the Fund for those services.

MONY and MONY America received administrative fees directly from certain Funds for maintaining and servicing policyholder's accounts. During the year ended December 31, 2004 MONY America received $203,048 in aggregate from certain Funds in connection with MONY subaccounts.


4. Investment Transactions

Cost of shares acquired and the proceeds from redemption of shares by each subaccount during the year ended December 31, 2004 were as follows:



                                                                    Cost of          Proceeds from
MONY Variable Account A Subaccounts:                            Shares Acquired     Shares Redeemed
------------------------------------------------------------   -----------------   ----------------
AIM V.I. Basic Value Fund ..................................       $1,783,603         $  344,737
AIM V.I. Financial Services Fund ...........................          242,413             16,091
AIM V.I. Health Sciences Fund ..............................          421,587            157,816
AIM V.I. Mid Cap Core Equity Fund ..........................          522,541             97,214
AIM V.I. Technology Fund ...................................          113,218             42,956
Alger American Balanced Portfolio ..........................          798,184            446,683
Alger American MidCap Growth Portfolio .....................        1,457,897            505,765
Dreyfus Socially Responsible Growth Fund ...................          187,220            418,705
Dreyfus Stock Index Portfolio ..............................        1,290,529          2,348,271
Dreyfus IP Small Cap Stock Index Portfolio .................          459,821             33,830
EQ/Enterprise Capital Appreciation Portfolio ...............          420,797          1,562,934
EQ/Enterprise Deep Value Portfolio .........................          177,107            156,214
EQ/Enterprise Equity Portfolio .............................        1,542,655          8,245,861
EQ/Enterprise Equity Income Portfolio ......................        2,408,756            884,162
EQ/Enterprise Growth and Income Portfolio ..................        2,766,286          3,037,551
EQ/Enterprise Growth Portfolio .............................        3,789,652          5,542,711
EQ/Enterprise Global Socially Responsive Portfolio .........          150,295              9,215
EQ/Enterprise High-Yield Bond Portfolio ....................        1,741,183          1,812,299

MONY
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


4. Investment Transactions (Concluded)


                                                                           Cost of          Proceeds from
MONY Variable Account A Subaccounts:                                   Shares Acquired     Shares Redeemed
-------------------------------------------------------------------   -----------------   ----------------
EQ/Enterprise International Growth Portfolio ......................      $   505,086         $ 1,089,148
EQ/Enterprise Multi-Cap Growth Portfolio ..........................          979,876           1,571,103
EQ/Enterprise Managed Portfolio ...................................        5,151,797          14,880,444
EQ/Enterprise Small Company Growth Portfolio ......................        1,072,314           1,557,016
EQ/Enterprise Small Company Value Portfolio .......................        6,658,524           8,086,204
EQ/Enterprise Total Return Portfolio ..............................          815,106             370,158
EQ/Enterprise Mergers and Acquisitions Portfolio ..................        1,622,542             417,615
EQ/Enterprise Short Duration Bond Portfolio .......................          866,318             432,621
EQ/MONY Diversified Portfolio .....................................            1,028              10,135
EQ/MONY Equity Growth Portfolio ...................................              141               8,802
EQ/MONY Equity Income Portfolio ...................................            2,537                 288
EQ/MONYGovernment Securities Portfolio ............................        4,705,614           4,944,884
EQ/MONY Intermediate Term Bond Portfolio ..........................        1,319,887           1,961,277
EQ/MONY Money Market Portfolio ....................................       27,910,291          35,455,515
EQ/MONY Long Term Bond Portfolio ..................................        3,015,810           3,524,806
Fidelity VIP Growth Portfolio .....................................          491,229           1,480,290
Fidelity VIP II Contrafund(R) Portfolio ...........................          837,861           1,195,571
Fidelity VIP III Growth Opportunities Portfolio ...................          230,070             752,596
Franklin Income Securities Fund ...................................        2,705,130             249,285
Franklin Rising Dividends Securities Fund .........................        1,259,163             205,595
Franklin Zero Coupon Fund 2010 ....................................          492,231              77,685
Janus Aspen Series Mid Cap Growth Portfolio .......................          277,118           1,009,158
Janus Aspen Series Balanced Portfolio .............................          725,594           2,203,829
Janus Aspen Series Capital Appreciation Portfolio .................          778,225           1,021,711
Janus Aspen Series Flexible Income Portfolio ......................        1,555,612             984,085
Janus Aspen Series International Growth Portfolio .................        9,663,358           9,001,789
Janus Aspen Series WorldWide Growth Portfolio .....................          680,121           1,985,264
Lord Abbett Bond-Debenture Portfolio ..............................        2,069,065             706,275
Lord Abbett Growth and Income Portfolio ...........................        2,679,256             748,230
Lord Abbett Mid-Cap Value Portfolio ...............................        2,211,009             823,422
MFS Mid-Cap Growth Series .........................................          388,509              94,049
MFS New Discovery Series ..........................................          114,076              54,157
MFS Total Return Series ...........................................          948,724             200,604
MFS Utilities Series ..............................................          839,892             185,650
Oppenheimer Global Securities Fund/VA .............................        2,855,750             246,746
Oppenheimer Main Street(R) Fund/VA ................................        1,583,671             282,589
PBHG Mid-Cap Portfolio ............................................        1,184,259             325,192
PBHG Select Value Portfolio .......................................          136,830              88,461
PIMCO Advisors VIT OpCap Equity Portfolio .........................            3,454              14,294
PIMCO Advisors VIT OpCap Managed Portfolio ........................          294,801             348,665
PIMCO Advisors VIT OpCap Small Cap Portfolio ......................            4,162              10,814
PIMCO Advisors VIT OpCap U.S. Government Income Portfolio .........           15,631              17,424
PIMCO Global Bond Portfolio (Unhedged) ............................        1,412,483             634,676
PIMCO Real Return Portfolio .......................................        4,469,468           1,286,617
PIMCO StocksPlus Growth and Income Portfolio ......................        2,157,053             438,632
PROFUNDS VP Bear ..................................................           80,720              41,755
PROFUNDS VP Rising Rates Opportunity ..............................          930,913             273,339
PROFUNDS VP UltraBull .............................................        2,127,129             460,932
UIF Emerging Markets Equity Portfolio .............................        4,651,675           4,093,577
UIF Global Value Equity Portfolio .................................          293,169             136,367
UIF U.S. Real Estate Portfolio ....................................        3,464,921           1,041,501

MONY
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


5. Substitutions/Reorganizations

Substitution transactions that occurred at the date indicated are shown below. For accounting purposes these transactions were treated as mergers and are considered tax-free exchanges.



-----------------------------------------------------------------------------
 February 28, 2003    Removed Portfolio        Surviving Portfolio
-----------------------------------------------------------------------------
                     Enterprise Balanced      EQ/Enterprise
                     Portfolio                Growth Portfolio
-----------------------------------------------------------------------------
Shares -- Class B       397,399                   418,097
Value -- Class B     $1,605,491               $ 1,605,491
Net Assets before    $1,605,491               $12,282,569
Net Assets after             --               $13,888,060
-----------------------------------------------------------------------------
                     Enterprise Emerging      EQ/Enterprise International
                     Countries Portfolio      Growth Portfolio
-----------------------------------------------------------------------------
Shares -- Class B         3,664                     8,869
Value -- Class B     $   28,469               $    28,469
Net Assets before    $   28,469               $ 1,634,227
Net Assets after             --               $ 1,662,696
-----------------------------------------------------------------------------
                     Enterprise Mid-Cap       EQ/Enterprise
                     Growth Portfolio         Managed Portfolio
-----------------------------------------------------------------------------
Shares -- Class B        46,586                    16,080
Value -- Class B     $  239,917               $   239,917
Net Assets before    $  239,917               $12,272,478
Net Assets after             --               $12,512,395
-----------------------------------------------------------------------------
                     Enterprise Worldwide     EQ/Enterprise International
                     Growth Portfolio         Growth Portfolio
-----------------------------------------------------------------------------
Shares -- Class B         5,812                    11,462
Value -- Class B     $   36,792               $    36,792
Net Assets before    $   36,792               $ 1,662,696
Net Assets after             --               $ 1,699,488
-----------------------------------------------------------------------------

Effective May 1, 2004, INVESCO VIF Telecommunications Portfolio was merged into INVESCO VIF Technology Fund as part of a reorganization. Subsequent to the reorganization, INVESCO VIF Technology became known as AIM V.I. Technology Fund. There was no change in investment objective, management structure or management fee expenses. The reorganization had no effect on the value of shareholders' units, and the transaction did not constitute a taxable event.


6. Financial Highlights

The Variable Annuity Policies have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

Effective for the year ended December 31, 2003, the Variable Account adopted the provisions of AICPA Statement of Position 03-5 Financial Highlights of Separate Accounts: An Amendment to the Audit and Accounting Guide Audits of Investment Companies, which requires the disclosure of ranges for certain financial highlights information. The tables for 2004 and 2003 are presented based upon which Variable Annuity Policies funded by the Variable Account have the lowest and highest expense ratio for each period. The presentation of the range of expense ratios for financial highlights disclosure purposes has changed for the year ended December 31, 2004. For the year ended December 31, 2003, the range of expense ratios was presented for those product designs within each subaccount that had units outstanding during the year. For the year ended December 31, 2004 the range of expense ratios has been presented across all product designs offered within each subaccount. Therefore, the expense ratios disclosed in the financial highlights may include product designs that did not have units outstanding during the year, but were available to contractowners within each subaccount. The ranges for the total return ratio and unit value correspond to the product groupings that produced the lowest and highest expense ratios. Due to the timing of the

MONY
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)

introduction of new product options into the Variable Account, unit values may fall outside of the ranges presented in the financial highlights.



                                                                    At December 31, 2004
                                                       -----------------------------------------------
                                                                          Unit Value
                                                           Units           Lowest to       Net Assets
                                                        Outstanding         Highest          (000's)
                                                       ------------- -------------------- ------------
AIM V.I. Basic Value Fund ............................     195,144   $12.45 to 12.65      $2,493
AIM V.I. Financial Services Fund .....................      35,145    11.12 to 11.85         415
AIM V.I. Health Sciences Fund ........................      88,048    10.30 to 11.80         941
AIM V.I. Mid Cap Core Equity Fund ....................      54,405    12.40 to 12.76         707
AIM V.I. Technology Fund .............................      20,539     9.51 to 12.21         232
Alger American Balanced Portfolio ....................     157,360    10.93 to 11.08       1,742
Alger American MidCap Growth Portfolio ...............     240,604    12.60 to 13.24       3,007
Dreyfus Socially Responsible Growth Fund .............     272,060              6.34       1,724
Dreyfus Stock Index Fund .............................   1,515,649              7.96      12,061
Dreyfus IP Small Cap Stock Index Portfolio ...........      42,421    13.54 to 14.20         584
EQ/Enterprise Capital Appreciation Portfolio .........     574,455              8.88       5,102
EQ/Enterprise Deep Value Portfolio ...................      26,753    11.89 to 12.04         326
EQ/Enterprise Equity Portfolio .......................   2,003,724     8.75 to 45.23      31,141
EQ/Enterprise Equity Income Potfolio .................     532,574    11.92 to 13.47       6,295
EQ/Enterprise Growth and Income Portfolio ............   1,382,716    11.14 to 12.68      12,519
EQ/Enterprise Growth Portfolio .......................   2,419,307     9.47 to 10.83      18,647
EQ/Enterprise Global Socially Responsive
Portfolio ............................................      24,285    11.61 to 12.52         300
EQ/Enterprise High-Yield Bond Portfolio ..............     528,713    13.44 to 20.08       8,311
EQ/Enterprise International Growth Portfolio .........     522,725     7.07 to 12.87       5,122
EQ/Enterprise Multi-Cap Growth Portfolio .............   1,221,240     9.72 to 11.67       6,187
EQ/Enterprise Managed Portfolio ......................   2,468,561    10.43 to 11.66      66,831
EQ/Enterprise Small Company Growth Portfolio .........     762,501    10.88 to 12.51       6,937
EQ/Enterprise Small Company Value Portfolio ..........   1,796,664    14.39 to 15.02      44,141
EQ/Enterprise Total Return Portfolio .................     213,892    10.48 to 11.42       2,422
EQ/Enterprise Mergers and Acquisitions Portfolio......     128,276    10.71 to 10.81       1,388
EQ/Enterprise Short Duration Bond Portfolio ..........     114,378     9.86 to 10.02       1,144
EQ/MONY Diversified Portfolio ........................       1,167             43.74          51
EQ/MONY Equity Growth Portfolio ......................         607             56.29          34
EQ/MONY Equity Income Portfolio ......................         423             50.75          21
EQ/MONYGovernment Securities Portfolio ...............   1,387,960     9.90 to 10.56      16,377
EQ/MONY Intermediate Term Bond Portfolio .............     443,041    12.55 to 24.04       7,328
EQ/MONY Money Market Portfolio .......................   1,682,216      9.79 to 9.97      19,691
EQ/MONY Long Term Bond Portfolio .....................     727,054    10.93 to 12.36      13,492
Fidelity VIP Growth Portfolio ........................     660,957              6.87       4,540
Fidelity VIP Contrafund(R) Portfolio .................     804,017              9.83       7,901
Fidelity VIP Growth Opportunities Portfolio ..........     317,577              7.07       2,245
Franklin Income Securities Fund ......................     266,623    12.63 to 12.78       3,387
Franklin Rising Dividends Securities Fund ............     127,445    12.14 to 13.06       1,655
Franklin Zero Coupon Fund 2010 .......................      56,549    10.28 to 10.45         554
Janus Aspen Series Mid Cap Growth Portfolio ..........   1,025,783              4.93       5,060
Janus Aspen Series Balanced Portfolio ................     844,869             10.47       8,842
Janus Aspen Series Capital Appreciation Portfolio.....     607,888    12.21 to 12.62       4,917
Janus Aspen Series Flexible Income Portfolio .........     182,824    10.34 to 11.59       2,095
Janus Aspen Series International Growth
Portfolio ............................................     193,305    12.36 to 14.23       2,421
Janus Aspen Series WorldWide Growth Portfolio ........   1,201,583              5.34       6,410
Lord Abbett Bond-Debenture Portfolio .................     313,744    11.40 to 13.25       4,081
Lord Abbett Growth and Income Portfolio ..............     554,231    11.78 to 12.57       6,631
Lord Abbett Mid-Cap Value Portfolio ..................     344,724    13.39 to 14.02       4,539
MFS(R) Mid-Cap Growth Series .........................      65,254     9.71 to 12.77         820
MFS(R) New Discovery Series ..........................      53,410    10.41 to 12.14         584



                                                            For the period ended December 31, 2004
                                                       -------------------------------------------------
                                                        Investment   Expense Ratio**    Total Return***
                                                          Income        Lowest to          Lowest to
                                                          Ratio*         Highest            Highest
                                                       ------------ ----------------- ------------------
AIM V.I. Basic Value Fund ............................  0.00%       1.20 to 2.42%       8.45 to 9.81%
AIM V.I. Financial Services Fund .....................  0.97        1.20 to 2.42        6.09 to 7.34
AIM V.I. Health Sciences Fund ........................  0.00        1.20 to 2.42        5.08 to 6.30
AIM V.I. Mid Cap Core Equity Fund ....................  0.21        1.20 to 2.42      11.11 to 12.42
AIM V.I. Technology Fund .............................  0.00        1.20 to 2.42        4.54 to 5.78
Alger American Balanced Portfolio ....................  1.42        1.20 to 2.42        2.12 to 3.31
Alger American MidCap Growth Portfolio ...............  0.00        1.20 to 2.42      10.33 to 11.70
Dreyfus Socially Responsible Growth Fund .............  0.37                1.35                4.79
Dreyfus Stock Index Fund .............................  1.79                1.35                9.19
Dreyfus IP Small Cap Stock Index Portfolio ...........  0.67        1.20 to 2.42      18.93 to 20.46
EQ/Enterprise Capital Appreciation Portfolio .........  0.00                1.35               12.26
EQ/Enterprise Deep Value Portfolio ...................  0.93        1.20 to 2.42        6.27 to 7.60
EQ/Enterprise Equity Portfolio .......................  0.00        1.25 to 1.35      12.04 to 12.12
EQ/Enterprise Equity Income Potfolio .................  2.57        1.20 to 2.42      15.03 to 16.52
EQ/Enterprise Growth and Income Portfolio ............  1.71        1.20 to 2.42      10.55 to 11.96
EQ/Enterprise Growth Portfolio .......................  0.41        1.20 to 2.42        1.59 to 2.82
EQ/Enterprise Global Socially Responsive
Portfolio ............................................  1.05        1.20 to 2.42      10.11 to 11.42
EQ/Enterprise High-Yield Bond Portfolio .............. 11.37        1.25 to 1.35        8.21 to 8.36
EQ/Enterprise International Growth Portfolio .........  1.14        1.25 to 1.35        3.96 to 3.97
EQ/Enterprise Multi-Cap Growth Portfolio .............  0.00        1.20 to 2.42        4.95 to 6.35
EQ/Enterprise Managed Portfolio ......................  2.74        1.20 to 2.42        6.00 to 7.30
EQ/Enterprise Small Company Growth Portfolio .........  0.00        1.20 to 2.42       9.83 to 11.13
EQ/Enterprise Small Company Value Portfolio ..........  0.02        1.20 to 2.42      18.05 to 19.49
EQ/Enterprise Total Return Portfolio .................  2.17        1.20 to 2.42        2.34 to 3.54
EQ/Enterprise Mergers and Acquisitions Portfolio......  0.12        1.20 to 2.42        2.85 to 4.08
EQ/Enterprise Short Duration Bond Portfolio ..........  2.62        1.20 to 2.42      (0.70) to 0.50
EQ/MONY Diversified Portfolio ........................  0.21                1.25               16.21
EQ/MONY Equity Growth Portfolio ......................  0.42                1.25               16.49
EQ/MONY Equity Income Portfolio ......................  3.54                1.25               18.38
EQ/MONYGovernment Securities Portfolio ...............  5.58        1.20 to 2.42      (1.10) to 0.19
EQ/MONY Intermediate Term Bond Portfolio .............  9.37        1.25 to 1.35        0.32 to 0.38
EQ/MONY Money Market Portfolio .......................  0.93        1.20 to 2.42    (1.41) to (0.20)
EQ/MONY Long Term Bond Portfolio .....................  9.88        1.20 to 2.42        5.30 to 6.64
Fidelity VIP Growth Portfolio ........................  0.18                1.35                1.78
Fidelity VIP Contrafund(R) Portfolio .................  0.26                1.35               13.77
Fidelity VIP Growth Opportunities Portfolio ..........  0.49                1.35                5.68
Franklin Income Securities Fund ......................  2.72        1.20 to 2.42      11.13 to 12.47
Franklin Rising Dividends Securities Fund ............  0.57        1.20 to 2.42        8.30 to 9.75
Franklin Zero Coupon Fund 2010 .......................  2.64        1.20 to 2.42        1.98 to 3.16
Janus Aspen Series Mid Cap Growth Portfolio ..........  0.00                1.35               19.08
Janus Aspen Series Balanced Portfolio ................  2.20                1.35                7.06
Janus Aspen Series Capital Appreciation Portfolio.....  0.21        1.20 to 2.42      15.15 to 16.51
Janus Aspen Series Flexible Income Portfolio .........  6.20        1.20 to 2.42        1.17 to 2.48
Janus Aspen Series International Growth
Portfolio ............................................  0.91        1.20 to 2.42      15.79 to 17.27
Janus Aspen Series WorldWide Growth Portfolio ........  0.98                1.35                3.49
Lord Abbett Bond-Debenture Portfolio .................  5.89        1.20 to 2.42        5.26 to 6.60
Lord Abbett Growth and Income Portfolio ..............  1.00        1.20 to 2.42       9.97 to 11.24
Lord Abbett Mid-Cap Value Portfolio ..................  0.35        1.20 to 2.42      21.07 to 22.62
MFS(R) Mid-Cap Growth Series .........................  0.00        1.20 to 2.42      11.82 to 13.17
MFS(R) New Discovery Series ..........................  0.00        1.20 to 2.42        3.94 to 5.26

MONY
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)


                                                                  At December 31, 2004
                                                     -----------------------------------------------
                                                                        Unit Value
                                                         Units           Lowest to       Net Assets
                                                      Outstanding         Highest          (000's)
                                                     ------------- -------------------- ------------
MFS(R) Total Return Series .........................     285,607   $11.72 to 11.72        $3,328
MFS(R) Utilities Series ............................      70,230    14.04 to 14.56         1,059
Oppenheimer Global Securities Fund/VA ..............     254,908    14.39 to 14.91         3,898
Oppenheimer Main Street(R) Fund/VA .................     183,043    12.10 to 12.83         2,266
PBHG Mid-Cap Portfolio .............................     257,387    13.57 to 13.75         3,400
PBHG Select Value Portfolio ........................      66,211     9.17 to 11.43           623
PIMCO Advisors VIT OpCap Equity Portfolio ..........       7,821             49.79           389
PIMCO Advisors VIT OpCap Managed Portfolio .........      28,687             61.57         1,766
PIMCO Advisors VIT OpCap Small Cap Portfolio .......       3,577             58.29           208
PIMCO Advisors VIT OpCap U.S. Government
Income Portfolio ...................................       9,409             22.12           208
PIMCO Global Bond Portfolio (Unhedged) .............     211,516    11.64 to 14.68         2,984
PIMCO Real Return Portfolio ........................     839,577    11.08 to 13.41        10,914
PIMCO StocksPlus Growth and Income Portfolio .......     369,386    11.69 to 12.28         4,462
PROFUNDS VP Bear ...................................       8,652      7.52 to 9.00            65
PROFUNDS VP Rising Rates Opportunity ...............     129,535      7.96 to 8.04         1,140
PROFUNDS VP UltraBull ..............................     168,174    14.13 to 14.56         2,476
UIF Emerging Markets Equity Portfolio ..............      67,827    14.74 to 15.20         1,009
UIF Global Value Equity Portfolio ..................      42,646    11.30 to 13.09           509
UIF U.S. Real Estate Portfolio .....................     399,457    14.97 to 17.85         6,862



                                                           For the period ended December 31, 2004
                                                     --------------------------------------------------
                                                      Investment   Expense Ratio**    Total Return***
                                                        Income        Lowest to          Lowest to
                                                        Ratio*         Highest            Highest
                                                     ------------ ----------------- -------------------
MFS(R) Total Return Series ......................... 1.56         1.20 to 2.42        8.62 to 10.05
MFS(R) Utilities Series ............................ 1.33         1.20 to 2.42       27.05 to 28.69
Oppenheimer Global Securities Fund/VA .............. 0.88         1.20 to 2.42       16.05 to 17.49
Oppenheimer Main Street(R) Fund/VA ................. 0.62         1.20 to 2.42         6.51 to 7.82
PBHG Mid-Cap Portfolio ............................. 0.00%        1.20 to 2.42%     15.94 to 17.49%
PBHG Select Value Portfolio ........................ 2.20         1.20 to 2.42         0.44 to 1.66
PIMCO Advisors VIT OpCap Equity Portfolio .......... 0.96                 1.25                10.55
PIMCO Advisors VIT OpCap Managed Portfolio ......... 1.49                 1.25                 9.40
PIMCO Advisors VIT OpCap Small Cap Portfolio ....... 0.05                 1.25                16.42
PIMCO Advisors VIT OpCap U.S. Government
Income Portfolio ................................... 3.00                 1.25                 0.09
PIMCO Global Bond Portfolio (Unhedged) ............. 1.87         1.20 to 2.42         7.88 to 9.23
PIMCO Real Return Portfolio ........................ 1.01         1.20 to 2.42         6.23 to 7.62
PIMCO StocksPlus Growth and Income Portfolio ....... 1.88         1.20 to 2.42         8.19 to 9.56
PROFUNDS VP Bear ................................... 0.00         1.20 to 2.42   (12.35) to (10.00)
PROFUNDS VP Rising Rates Opportunity ............... 0.00         1.20 to 2.42   (12.99) to (11.95)
PROFUNDS VP UltraBull .............................. 0.00         1.20 to 2.42       14.38 to 15.72
UIF Emerging Markets Equity Portfolio .............. 0.67         1.20 to 2.42       20.16 to 21.62
UIF Global Value Equity Portfolio .................. 0.70         1.20 to 2.42       10.84 to 12.10
UIF U.S. Real Estate Portfolio ..................... 1.55         1.20 to 2.42       33.07 to 34.82

-----------------------------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.


** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.


*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units: the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized. The Total Return is calculated for the year ended December 31, 2004 or from the commencement of operations of the Subaccount.

MONY
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)


                                                                  At December 31, 2003
                                                      ---------------------------------------------
                                                                        Unit Value
                                                          Units         Lowest to       Net Assets
                                                       Outstanding        Highest         (000's)
                                                      ------------- ------------------ ------------
AIM V.I. Basic Value Fund--Series I (5) .............      71,075    $          12.02    $     834
AIM V.I. Financial Services Portfolio ...............      15,345      10.36 to 11.02          164
AIM V.I. Health Sciences Portfolio ..................      61,543       9.69 to 10.37          613
AIM V.I. Mid Cap Core Equity Fund--Series I (5) .....      21,416               11.72          247
AIM V.I. Telecommunications Portfolio ...............      13,349       8.99 to 11.92          146
Alger American Balanced Portfolio--Class O ..........     125,107      10.58 to 10.88        1,335
Alger American Mid Cap Growth Portfolio--
Class O .............................................     153,983      11.16 to 11.28        1,723
Dreyfus Socially Responsible Growth
Fund--Initial Class .................................     308,067                6.05        1,863
Dreyfus Stock Index Portfolio--Initial Class ........   1,665,283                7.29       12,140
Dreyfus IP Small Cap Stock Index
Portfolio--Service Class (6) ........................       8,435               11.49           97
EQ/Balanced Portfolio (1) ...........................           0                8.06            0
EQ/Enterprise Capital Appreciation Portfolio ........     708,596                7.91        5,604
EQ/Enterprise Deep Value Portfolio (2) ..............      25,625               11.64          288
EQ/Enterprise Emerging Countries Portfolio (1) ......           0                8.76            0
EQ/Enterprise Equity Portfolio ......................   2,464,661       7.81 to 40.34       33,985
EQ/Enterprise Equity Income Portfolio ...............     401,118      10.23 to 10.69        4,055
EQ/Enterprise Growth & Income Portfolio .............   1,450,659        9.74 to 9.95       11,513
EQ/Enterprise Growth Portfolio ......................   2,675,997        9.21 to 9.26       19,708
EQ/Enterprise Global Socially Responsive
Portfolio ...........................................      12,636      10.42 to 11.38          140
EQ/Enterprise High-Yield Portfolio ..................     592,625      12.42 to 18.53        8,570
EQ/Enterprise International Growth Portfolio ........     589,052       6.80 to 12.38        5,529
EQ/Enterprise Mid-Cap Growth Portfolio (1) ..........           0                4.99            0
EQ/Enterprise Multi-Cap Growth Portfolio ............   1,387,679       9.14 to 10.88        6,321
EQ/Enterprise Managed Portfolio .....................   2,889,066       9.72 to 10.48       72,961
EQ/Enterprise Small Company Growth Portfolio ........     829,768       9.79 to 10.28        6,660
EQ/Enterprise Small Company Value Portfolio .........   1,708,044      11.25 to 12.57       38,972
EQ/Enterprise Total Return Portfolio ................     181,090      10.94 to 11.03        1,987
EQ/Enterprise Mergers & Acquisitions
Portfolio (3) .......................................      13,544               10.83          145
EQ/Enterprise Worldwide Growth Portfolio (1) ........           0                6.17            0
EQ/Enterprise Short Duration Bond Portfolio (4) .....      72,140                9.98          719
EQ/MONY Diversified Portfolio .......................       1,417               37.64           53
EQ/MONY Equity Growth Portfolio .....................         778               48.32           38
EQ/MONY Equity Income Portfolio .....................         424               42.87           18
EQ/MONY Government Securities Portfolio .............   1,451,452      10.44 to 10.54       17,388
EQ/MONY Intermediate Term Bond Portfolio ............     537,633      12.51 to 23.95        8,588
EQ/MONY Money Market Portfolio ......................   2,334,791       9.99 to 10.57       27,236
EQ/MONY Long Term Bond Portfolio ....................     819,837      11.51 to 11.59       14,730
Fidelity VIP Growth Portfolio--Service Class ........     805,471                6.75        5,432
Fidelity VIP II Contrafund Portfolio--Service
Class ...............................................     835,972                8.64        7,219
Fidelity VIP III Growth Opportunities Portfolio--
Service Class .......................................     393,400                6.69        2,633
Franklin Income Securities Fund--Class 2 (7) ........      57,767               11.34          653
Franklin Rising Dividends Securities Fund--
Class 2 (8) .........................................      41,019               11.90          487
Franklin Zero Coupon 2010 Fund--Class 2 (9) .........      13,087                9.37          127
Janus Aspen Series Mid Cap Growth Portfolio--
Institutional Class .................................   1,179,746                4.14        4,884
Janus Aspen Series Balanced Portfolio--
Institutional Class .................................   1,002,538                9.78        9,800
Janus Aspen Series Capital Appreciation
Portfolio ...........................................     658,342       6.35 to 10.60        4,409
Janus Aspen Series Flexible Income Portfolio--
Service Class .......................................     139,819      11.19 to 11.31        1,574
Janus Aspen Series International Growth
Portfolio-- Service Class ...........................     127,630      10.54 to 10.65        1,356
Janus Aspen Series WorldWide Growth
Portfolio--Institutional Class ......................   1,453,535                5.16        7,502



                                                             For the period ended December 31, 2003
                                                      ----------------------------------------------------
                                                         Investment              Expense Ratio**
                                                           Income                  Lowest to
                                                           Ratio*                    Highest
                                                      --------------- ------------------------------------
AIM V.I. Basic Value Fund--Series I (5) .............       0.13%+                       1.35%+
AIM V.I. Financial Services Portfolio ...............       0.89                 1.20 to 1.45
AIM V.I. Health Sciences Portfolio ..................       0.00                 1.20 to 1.45
AIM V.I. Mid Cap Core Equity Fund--Series I (5) .....       0.00                         1.35+
AIM V.I. Telecommunications Portfolio ...............       0.00                 1.20 to 1.45
Alger American Balanced Portfolio--Class O ..........       2.13                 1.20 to 1.45
Alger American Mid Cap Growth Portfolio--
Class O .............................................       0.00                 1.20 to 1.45
Dreyfus Socially Responsible Growth
Fund--Initial Class .................................       0.11                         1.35
Dreyfus Stock Index Portfolio--Initial Class ........       1.48                         1.35
Dreyfus IP Small Cap Stock Index
Portfolio--Service Class (6) ........................       0.84+                        1.20+
EQ/Balanced Portfolio (1) ...........................      16.08+                        1.35+
EQ/Enterprise Capital Appreciation Portfolio ........       0.00                         1.35
EQ/Enterprise Deep Value Portfolio (2) ..............       2.26+                        1.45+
EQ/Enterprise Emerging Countries Portfolio (1) ......       0.00                         1.35+
EQ/Enterprise Equity Portfolio ......................       0.00                 1.25 to 1.35
EQ/Enterprise Equity Income Portfolio ...............       1.51                 1.20 to 1.45
EQ/Enterprise Growth & Income Portfolio .............       1.01                 1.20 to 1.45
EQ/Enterprise Growth Portfolio ......................       0.44                 1.20 to 1.45
EQ/Enterprise Global Socially Responsive
Portfolio ...........................................       0.42                 1.20 to 1.45
EQ/Enterprise High-Yield Portfolio ..................       2.60                 1.25 to 1.35
EQ/Enterprise International Growth Portfolio ........       0.48                 1.25 to 1.35
EQ/Enterprise Mid-Cap Growth Portfolio (1) ..........       0.00                         1.35+
EQ/Enterprise Multi-Cap Growth Portfolio ............       0.00                 1.20 to 1.45
EQ/Enterprise Managed Portfolio .....................       1.14                 1.20 to 1.45
EQ/Enterprise Small Company Growth Portfolio ........       0.00                 1.20 to 1.45
EQ/Enterprise Small Company Value Portfolio .........       0.11                 1.20 to 1.45
EQ/Enterprise Total Return Portfolio ................       2.89                 1.20 to 1.45
EQ/Enterprise Worldwide Growth Portfolio (1) ........       0.00                         1.35+
EQ/Enterprise Mergers & Acquisitions
Portfolio (3) .......................................       0.00                         1.35+
EQ/Enterprise Short Duration Bond Portfolio (4) .....       6.29+                        1.35+
EQ/MONY Diversified Portfolio .......................       1.08                         1.25
EQ/MONY Equity Growth Portfolio .....................       0.36                         1.25
EQ/MONY Equity Income Portfolio .....................       1.94                         1.25
EQ/MONY Government Securities Portfolio .............       2.42                 1.20 to 1.45
EQ/MONY Intermediate Term Bond Portfolio ............       4.64                 1.25 to 1.35
EQ/MONY Money Market Portfolio ......................       0.90                 1.20 to 1.35
EQ/MONY Long Term Bond Portfolio ....................       5.36                 1.20 to 1.45
Fidelity VIP Growth Portfolio--Service Class ........       0.20                         1.35
Fidelity VIP II Contrafund Portfolio--Service
Class ...............................................       0.37                         1.35
Fidelity VIP III Growth Opportunities Portfolio--
Service Class .......................................       0.62                         1.35
Franklin Income Securities Fund--Class 2 (7) ........       0.13+                        1.45+
Franklin Rising Dividends Securities Fund--
Class 2 (8) .........................................       0.41+             1.20+   to 2.42+
Franklin Zero Coupon 2010 Fund--Class 2 (9) .........       1.86+                        1.35+
Janus Aspen Series Mid Cap Growth Portfolio--
Institutional Class .................................       0.00                         1.35
Janus Aspen Series Balanced Portfolio--
Institutional Class .................................       2.15                         1.35
Janus Aspen Series Capital Appreciation
Portfolio ...........................................       0.46                 1.20 to 1.45
Janus Aspen Series Flexible Income Portfolio--
Service Class .......................................       4.46                 1.20 to 1.45
Janus Aspen Series International Growth
Portfolio-- Service Class ...........................       0.93                 1.20 to 1.45
Janus Aspen Series WorldWide Growth
Portfolio--Institutional Class ......................       1.10                         1.35



                                                      For the period ended December 31,
                                                                     2003
                                                      ---------------------------------
                                                               Total Return***
                                                                  Lowest to
                                                                   Highest
                                                      ---------------------------------
AIM V.I. Basic Value Fund--Series I (5) .............             20.20%
AIM V.I. Financial Services Portfolio ...............     27.69 to 28.06
AIM V.I. Health Sciences Portfolio ..................     26.00 to 26.17
AIM V.I. Mid Cap Core Equity Fund--Series I (5) .....              17.20
AIM V.I. Telecommunications Portfolio ...............     32.44 to 32.79
Alger American Balanced Portfolio--Class O ..........     17.37 to 17.69
Alger American Mid Cap Growth Portfolio--
Class O .............................................     45.69 to 45.92
Dreyfus Socially Responsible Growth
Fund--Initial Class .................................              24.23
Dreyfus Stock Index Portfolio--Initial Class ........              26.56
Dreyfus IP Small Cap Stock Index
Portfolio--Service Class (6) ........................              14.90
EQ/Balanced Portfolio (1) ...........................              (2.42)
EQ/Enterprise Capital Appreciation Portfolio ........              31.18
EQ/Enterprise Deep Value Portfolio (2) ..............              16.40
EQ/Enterprise Emerging Countries Portfolio (1) ......              (1.90)
EQ/Enterprise Equity Portfolio ......................     50.77 to 51.03
EQ/Enterprise Equity Income Portfolio ...............     24.88 to 25.06
EQ/Enterprise Growth & Income Portfolio .............     25.84 to 25.95
EQ/Enterprise Growth Portfolio ......................     15.46 to 15.70
EQ/Enterprise Global Socially Responsive
Portfolio ...........................................     24.92 to 25.24
EQ/Enterprise High-Yield Portfolio ..................     21.05 to 21.11
EQ/Enterprise International Growth Portfolio ........     29.03 to 29.36
EQ/Enterprise Mid-Cap Growth Portfolio (1) ..........              (2.92)
EQ/Enterprise Multi-Cap Growth Portfolio ............     32.68 to 32.85
EQ/Enterprise Managed Portfolio .....................     19.23 to 19.41
EQ/Enterprise Small Company Growth Portfolio ........     21.23 to 21.61
EQ/Enterprise Small Company Value Portfolio .........     35.54 to 35.75
EQ/Enterprise Total Return Portfolio ................       4.19 to 4.45
EQ/Enterprise Worldwide Growth Portfolio (1) ........              (6.09)
EQ/Enterprise Mergers & Acquisitions
Portfolio (3) .......................................               8.30
EQ/Enterprise Short Duration Bond Portfolio (4) .....             (0.20)
EQ/MONY Diversified Portfolio .......................              28.25
EQ/MONY Equity Growth Portfolio .....................              30.00
EQ/MONY Equity Income Portfolio .....................              26.13
EQ/MONY Government Securities Portfolio .............       0.19 to 0.48
EQ/MONY Intermediate Term Bond Portfolio ............       1.87 to 2.00
EQ/MONY Money Market Portfolio ......................   (0.47) to (0.40)
EQ/MONY Long Term Bond Portfolio ....................       3.32 to 3.57
Fidelity VIP Growth Portfolio--Service Class ........              31.07
Fidelity VIP II Contrafund Portfolio--Service
Class ...............................................              26.69
Fidelity VIP III Growth Opportunities Portfolio--
Service Class .......................................              27.92
Franklin Income Securities Fund--Class 2 (7) ........              13.40
Franklin Rising Dividends Securities Fund--
Class 2 (8) .........................................              19.00
Franklin Zero Coupon 2010 Fund--Class 2 (9) .........             (6.30)
Janus Aspen Series Mid Cap Growth Portfolio--
Institutional Class .................................              33.12
Janus Aspen Series Balanced Portfolio--
Institutional Class .................................              12.54
Janus Aspen Series Capital Appreciation
Portfolio ...........................................     18.44 to 18.91
Janus Aspen Series Flexible Income Portfolio--
Service Class .......................................       4.78 to 4.92
Janus Aspen Series International Growth
Portfolio-- Service Class ...........................     32.63 to 32.91
Janus Aspen Series WorldWide Growth
Portfolio--Institutional Class ......................              22.27

MONY
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)


                                                                 At December 31, 2003
                                                    -----------------------------------------------
                                                                       Unit Value
                                                        Units          Lowest to        Net Assets
                                                     Outstanding         Highest          (000's)
                                                    ------------- -------------------- ------------
Lord Abbett Bond-Debenture Portfolio-- Class
VC ................................................    218,806     $  11.91 to 12.43       $2,683
Lord Abbett Growth & Income Portfolio-- Class
VC ................................................    382,099        10.59 to 10.74        4,103
Lord Abbett Mid-Cap Value Portfolio--Class VC .....    226,139        10.76 to 10.92        2,431
MFS Mid-Cap Growth Portfolio--Initial Class .......     42,442         8.58 to 13.89          437
MFS New Discovery Portfolio--Initial Class ........     47,372         9.89 to 10.89          489
MFS Total Return Portfolio--Initial Class .........    217,199        10.52 to 10.65        2,304
MFS Utilities Portfolio--Initial Class ............     22,327        10.91 to 12.46          255
Oppenheimer Global Securities Portfolio--
Service Class (10) ................................     60,559                 13.78          789
Oppenheimer Main Street Portfolio--
Service Class (11) ................................     70,139                 11.90          807
PBHG Mid-Cap Portfolio ............................    183,057        10.96 to 11.55        2,075
PBHG Select Value Portfolio .......................     61,967          9.02 to 9.78          569
PIMCO Advisors VIT OpCap Equity Portfolio .........      8,029                 45.04          362
PIMCO Advisors VIT OpCap Managed Portfolio ........     29,797                 56.28        1,677
PIMCO Advisors VIT OpCap Small Cap Portfolio ......      3,657                 50.07          183
PIMCO Advisors VIT OpCap U.S. Government
Income Portfolio ..................................      9,766                 22.10          216
PIMCO Global Bond Portfolio--
Administrative Class ..............................    166,670        12.66 to 13.44        2,164
PIMCO Real Return Portfolio--
Administrative Class ..............................    608,262        11.03 to 12.46        7,369
PIMCO StocksPLUS Growth & Income
Portfolio--Administrative Class ...................    219,298        10.67 to 11.19        2,402
PROFUNDS VP Bear Portfolio--
Investor Class (12) ...............................      4,034                  8.13           33
PROFUNDS VP Rising Rates Opportunity
Portfolio--Investor Class (4) .....................     60,738                 10.61          622
PROFUNDS VP Ultra Bull Portfolio--
Investor Class (2) ................................     58,999                 13.44          764
UIF Emerging Markets Equity Portfolio--Class I ....     21,414        12.12 to 12.26          262
UIF Global Value Equity Portfolio--Class I ........     28,631        10.08 to 10.97          302
UIF U.S. Real Estate Portfolio--Class I ...........    242,124        12.40 to 13.24        3,098



                                                          For the period ended December 31, 2003
                                                    ---------------------------------------------------
                                                     Investment    Expense Ratio**    Total Return***
                                                       Income        Lowest to           Lowest to
                                                       Ratio*          Highest            Highest
                                                    ------------ ------------------ -------------------
Lord Abbett Bond-Debenture Portfolio-- Class
VC ................................................      5.94%    1.20 to 1.45%       16.31 to 16.60%
Lord Abbett Growth & Income Portfolio-- Class
VC ................................................      1.07      1.20 to 1.45       29.09 to 29.46
Lord Abbett Mid-Cap Value Portfolio--Class VC .....      0.79      1.20 to 1.45       22.97 to 23.25
MFS Mid-Cap Growth Portfolio--Initial Class .......      0.00      1.20 to 1.45       35.12 to 35.33
MFS New Discovery Portfolio--Initial Class ........      0.00      1.20 to 1.45       31.84 to 32.04
MFS Total Return Portfolio--Initial Class .........      1.43      1.20 to 1.45       14.60 to 14.89
MFS Utilities Portfolio--Initial Class ............      1.99      1.20 to 1.45       33.98 to 34.19
Oppenheimer Global Securities Portfolio--
Service Class (10) ................................      0.00              1.35+               37.80
Oppenheimer Main Street Portfolio--
Service Class (11) ................................      0.00              1.20+               19.00
PBHG Mid-Cap Portfolio ............................      0.00      1.20 to 1.45       32.37 to 32.61
PBHG Select Value Portfolio .......................      2.86      1.20 to 1.45       16.57 to 16.84
PIMCO Advisors VIT OpCap Equity Portfolio .........      1.32              1.25                26.98
PIMCO Advisors VIT OpCap Managed Portfolio ........      1.74              1.25                20.23
PIMCO Advisors VIT OpCap Small Cap Portfolio ......      0.07              1.25                40.88
PIMCO Advisors VIT OpCap U.S. Government
Income Portfolio ..................................      2.90              1.25                 0.09
PIMCO Global Bond Portfolio--
Administrative Class ..............................      2.05      1.20 to 1.45       12.73 to 13.13
PIMCO Real Return Portfolio--
Administrative Class ..............................      2.56      1.20 to 1.50         7.30 to 7.60
PIMCO StocksPLUS Growth & Income
Portfolio--Administrative Class ...................      2.63      1.20 to 1.45       28.62 to 28.71
PROFUNDS VP Bear Portfolio--
Investor Class (12) ...............................      0.00              1.45+              (18.70)
PROFUNDS VP Rising Rates Opportunity
Portfolio--Investor Class (4) .....................      0.00              1.35+                6.10
PROFUNDS VP Ultra Bull Portfolio--
Investor Class (2) ................................      0.00              1.45+               34.40
UIF Emerging Markets Equity Portfolio--Class I ....      0.00      1.20 to 1.45       47.53 to 47.99
UIF Global Value Equity Portfolio--Class I ........      0.00      1.20 to 1.45       27.11 to 27.43
UIF U.S. Real Estate Portfolio--Class I ...........      0.00      1.20 to 1.45       35.52 to 35.79

-----------------------------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units: the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized. The Total Return is calculated for the year ended December 31, 2003 or from the commencement of operations of the Subaccount.

MONY
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)

+     Annualized.

(1) For the period January 1, 2003 through February 28, 2003 (termination of subaccount).

(2) For the period May 29, 2003 (commencement of operations) through December 31, 2003.

(3) For the period May 12, 2003 (commencement of operations) through December 31, 2003.

(4) For the period June 5, 2003 (commencement of operations) through December 31, 2003.

(5) For the period May 27, 2003 (commencement of operations) through December 31, 2003.

(6) For the period July 14, 2003 (commencement of operations) through December 31, 2003.

(7) For the period June 4, 2003 (commencement of operations) through December 31, 2003.

(8) For the period May 15, 2003 (commencement of operations) through December 31, 2003.

(9) For the period June 13, 2003 (commencement of operations) through December 31, 2003.

(10) For the period May 9, 2003 (commencement of operations) through December 31, 2003.

(11) For the period May 6, 2003 (commencement of operations) through December 31, 2003.

(12) For the period May 23, 2003 (commencement of operations) through December 31, 2003.

MONY
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)

For a unit outstanding throughout the year ended December 31 2002:

Option 1:



                                                            At December 31, 2002
                                                    ------------------------------------
                                                                             Net Assets
MONY Variable Annuity                                 Units    Unit Values     (000's)
--------------------------------------------------- --------- ------------- ------------
AIM Variable Insurance Funds
Financial Services Subaccount (7) .................    3,674    $   8.09       $    30
Health Sciences Subaccount (7) ....................   24,014        7.68           184
Telecommunications Subaccount (4) .................    1,925        6.77            13
Alger American Fund
Balanced Subaccount (1) ...........................   44,349        8.99           399
MidCap Growth Subaccount (2) ......................   15,716        7.73           121
EQAT--Enterprise Funds
EQ/Enterprise Equity Income Subaccount (3) ........   12,910        8.18           106
EQ/Enterprise Growth and Income
Subaccount (2) ....................................   49,336        7.90           390
EQ/Enterprise Growth Subaccount (2) ...............  116,944        7.96           931
EQ/Enterprise Global Socially Responsive
Subaccount (4) ....................................    2,236        8.32            19
EQ/Enterprise Managed Subaccount (5) ..............   79,722        8.14           649
EQ/Enterprise Multi-Cap Growth Subaccount (6) .....    6,209        6.88            43
EQ/Enterprise Small Company Growth
Subaccount (2) ....................................   24,548        8.05           198
EQ/Enterprise Small Company Value
Subaccount (2) ....................................  106,964        9.26           990
EQ/Enterprise Total Return Subaccount (2) .........   36,073       10.56           381
EQAT--MONY Funds
EQ/MONY Government Securities Subaccount (9).......  224,149       10.49         2,351
EQ/MONY Long Term Bond Subaccount (9) .............   72,436       11.19           811
EQ/MONY Money Market Subaccount (5) ...............  259,582       10.03         2,601
Janus Aspen Series
Capital Appreciation Subaccount (8) ...............   10,723        8.82            95
Flexible Income Subaccount (2) ....................   44,122       10.78           475
International Growth Subaccount (2) ...............   34,286        7.93           272
Lord Abbett Series Fund
Bond-Debenture Subaccount (2) .....................   70,844       10.66           755
Growth and Income Subaccount (5) ..................   58,971        8.18           482
Mid-Cap Value Subaccount (3) ......................   37,332        8.86           331
MFS Variable Insurance Trust
Mid Cap Growth Subaccount (9) .....................    9,709        6.34            62
New Discovery Subaccount (2) ......................    9,361        7.49            70
Total Return Subaccount (10) ......................   78,946        9.27           732
Utilities Subaccount (11) .........................    9,203        8.13            75
PBHG Insurance
Mid-Cap Value Subaccount (2) ......................   49,397        8.71           430
Select Value Subaccount (1) .......................   27,979        7.72           216
PIMCO Variable Insurance Trust
Global Bond Subaccount (2) ........................   37,932       11.88           451
Real Return Subaccount (9) ........................  182,987       11.58         2,120
StocksPlus Growth and Income Subaccount (2) .......   57,664        8.29           478
The Universal Institutional Funds, Inc.
Emerging Markets Equity Subaccount (6) ............    2,968        8.19            24
Global Value Equity Subaccount (12) ...............   11,857        7.91            94
U.S. Real Estate Subaccount (2) ...................   40,986        9.75           399



                                                         For the period ended December 31, 2002
                                                    ------------------------------------------------
                                                        Investment        Expense
MONY Variable Annuity                                Income Ratio*+     Ratio**+     Total Return***
--------------------------------------------------- ------------------ ------------ ----------------
AIM Variable Insurance Funds
Financial Services Subaccount (7) ................. 1.71%              1.20%        (19.10)%
Health Sciences Subaccount (7) .................... 0.00               1.20         (23.20)
Telecommunications Subaccount (4) ................. 0.00               1.20         (32.30)
Alger American Fund
Balanced Subaccount (1) ........................... 0.99               1.20         (10.10)
MidCap Growth Subaccount (2) ...................... 0.00               1.20         (22.70)
EQAT--Enterprise Funds
EQ/Enterprise Equity Income Subaccount (3) ........ 1.41               1.20         (18.20)
EQ/Enterprise Growth and Income
Subaccount (2) .................................... 1.96               1.20         (21.00)
EQ/Enterprise Growth Subaccount (2) ............... 0.71               1.20         (20.40)
EQ/Enterprise Global Socially Responsive
Subaccount (4) .................................... 0.76               1.20         (16.80)
EQ/Enterprise Managed Subaccount (5) .............. 1.25               1.20         (18.60)
EQ/Enterprise Multi-Cap Growth Subaccount (6) ..... 0.00               1.20         (31.20)
EQ/Enterprise Small Company Growth
Subaccount (2) .................................... 0.00               1.20         (19.50)
EQ/Enterprise Small Company Value
Subaccount (2) .................................... 0.68               1.20          (7.40)
EQ/Enterprise Total Return Subaccount (2) ......... 3.49               1.20           5.60
EQAT--MONY Funds
EQ/MONY Government Securities Subaccount (9)....... 0.16               1.20           4.90
EQ/MONY Long Term Bond Subaccount (9) ............. 0.21               1.20          11.90
EQ/MONY Money Market Subaccount (5) ............... 1.46               1.20           0.30
Janus Aspen Series
Capital Appreciation Subaccount (8) ............... 0.41               1.20         (11.80)
Flexible Income Subaccount (2) .................... 4.96               1.20           7.80
International Growth Subaccount (2) ............... 1.22               1.20         (20.70)
Lord Abbett Series Fund
Bond-Debenture Subaccount (2) ..................... 5.00               1.20           6.60
Growth and Income Subaccount (5) .................. 1.13               1.20         (18.20)
Mid-Cap Value Subaccount (3) ...................... 1.04               1.20         (11.40)
MFS Variable Insurance Trust
Mid Cap Growth Subaccount (9) ..................... 0.00               1.20         (36.60)
New Discovery Subaccount (2) ...................... 0.00               1.20         (25.10)
Total Return Subaccount (10) ...................... 0.94               1.20          (7.30)
Utilities Subaccount (11) ......................... 0.77               1.20         (18.70)
PBHG Insurance
Mid-Cap Value Subaccount (2) ...................... 0.00               1.20         (12.90)
Select Value Subaccount (1) ....................... 1.99               1.20         (22.80)
PIMCO Variable Insurance Trust
Global Bond Subaccount (2) ........................ 2.71               1.20          18.80
Real Return Subaccount (9) ........................ 4.35               1.20          15.80
StocksPlus Growth and Income Subaccount (2) ....... 3.99               1.20         (17.10)
The Universal Institutional Funds, Inc.
Emerging Markets Equity Subaccount (6) ............ 0.00               1.20         (18.10)
Global Value Equity Subaccount (12) ............... 2.04               1.20         (20.90)
U.S. Real Estate Subaccount (2) ................... 8.10               1.20         ( 2.50)

-----------------------------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the

MONY
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)

     subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.


** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.


*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.


+     Annualized.

(1) For the period February 27, 2002 (commencement of offering) through December 31, 2002.

(2) For the period February 19, 2002 (commencement of offering) through December 31, 2002.

(3) For the period March 1, 2002 (commencement of offering) through December 31, 2002.

(4) For the period April 4, 2002 (commencement of offering) through December 31, 2002.

(5) For the period February 11, 2002 (commencement of offering) through December 31, 2002.

(6) For the period March 14, 2002 (commencement of offering) through December 31, 2002.

(7) For the period March 18, 2002 (commencement of offering) through December 31, 2002.

(8) For the period February 26, 2002 (commencement of offering) through December 31, 2002.

(9) For the period February 13, 2002 (commencement of offering) through December 31, 2002.

(10) For the period March 1, 2002 (commencement of offering) through December 31, 2002.

(11) For the period March 26, 2002 (commencement of offering) through December 31, 2002.

(12) For the period March 11, 2002 (commencement of offering) through December 31, 2002.

MONY
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)

Option 2:



                                                            At December 31, 2002
                                                    ------------------------------------
                                                                             Net Assets
MONY Variable Annuity                                 Units    Unit Values     (000's)
--------------------------------------------------- --------- ------------- ------------
AIM Variable Insurance Funds
Financial Services Subaccount (8) .................    3,085    $   8.63       $    27
Health Sciences Subaccount (2) ....................   13,013        8.23           107
Telecommunications Subaccount (15) ................      355        9.00             3
Alger American Fund
Balanced Subaccount (1) ...........................   11,411        9.27           106
MidCap Growth Subaccount (2) ......................    7,978        7.66            61
EQAT--Enterprise Funds
EQ/Enterprise Equity Income Subaccount (3) ........   12,883        8.56           110
EQ/Enterprise Growth and Income
Subaccount (4) ....................................   13,205        7.74           102
EQ/Enterprise Growth Subaccount (4) ...............   32,995        8.02           265
EQ/Enterprise Global Socially Responsive
Subaccount (5) ....................................    4,726        9.11            43
EQ/Enterprise Managed Subaccount (6) ..............    8,032        8.79            71
EQ/Enterprise Multi-Cap Growth Subaccount (5) .....    4,449        8.20            36
EQ/Enterprise Small Company Growth
Subaccount (6) ....................................   11,806        8.48           100
EQ/Enterprise Small Company Value
Subaccount (7) ....................................   47,346        8.30           393
EQ/Enterprise Total Return Subaccount (4) .........   30,482       10.50           320
EQAT--MONY Funds
EQ/MONY Government Securities Subaccount (4).......   77,016       10.42           802
EQ/MONY Long Term Bond Subaccount (6) .............   24,616       11.14           274
EQ/MONY Money Market Subaccount (13) ..............  206,836       10.00         2,069
Janus Aspen Series
Capital Appreciation Subaccount (9) ...............    6,715        8.95            61
Flexible Income Subaccount (2) ....................   20,340       10.68           217
International Growth Subaccount (8) ...............   15,171        8.03           122
Lord Abbett Series Fund
Bond-Debenture Subaccount (6) .....................   13,278       10.24           136
Growth and Income Subaccount (2) ..................   21,037        8.32           175
Mid-Cap Value Subaccount (6) ......................   23,207        8.75           203
MFS Variable Insurance Trust
Mid Cap Growth Subaccount (10) ....................    1,222       10.28            13
New Discovery Subaccount (11) .....................    1,120        8.26             9
Total Return Subaccount (7) .......................   15,392        9.18           141
Utilities Subaccount (12) .........................    1,450        9.30            13
PBHG Insurance Series Fund
Mid Cap Value Subaccount (7) ......................   22,736        8.28           188
Select Value Subaccount (11) ......................    3,608        8.39            30
PIMCO Variable Insurance Trust
Global Bond Subaccount (8) ........................   13,811       11.23           155
Real Return Subaccount (7) ........................   76,713       11.07           849
StocksPlus Growth and Income Subaccount (6) .......   26,802        8.70           233
The Universal Institutional Funds, Inc.
Emerging Markets Equity Subaccount (11) ...........    1,703        8.31            14
Global Value Equity Subaccount (14) ...............    1,961        8.63            17
U.S. Real Estate Subaccount (7) ...................   24,167        9.15           221



                                                         For the period ended December 31, 2002
                                                    ------------------------------------------------
                                                        Investment        Expense
MONY Variable Annuity                                Income Ratio*+     Ratio**+     Total Return***
--------------------------------------------------- ------------------ ------------ ----------------
AIM Variable Insurance Funds
Financial Services Subaccount (8) ................. 2.30%              1.40%        (13.70)%
Health Sciences Subaccount (2) .................... 0.00               1.40         (17.70)
Telecommunications Subaccount (15) ................ 0.00               1.40         (10.00)
Alger American Fund
Balanced Subaccount (1) ........................... 0.00               1.40         ( 7.30)
MidCap Growth Subaccount (2) ...................... 0.00               1.40         (23.40)
EQAT--Enterprise Funds
EQ/Enterprise Equity Income Subaccount (3) ........ 2.26               1.40         (14.40)
EQ/Enterprise Growth and Income
Subaccount (4) .................................... 2.23               1.40         (22.60)
EQ/Enterprise Growth Subaccount (4) ............... 0.79               1.40         (19.80)
EQ/Enterprise Global Socially Responsive
Subaccount (5) .................................... 0.76               1.40         ( 8.90)
EQ/Enterprise Managed Subaccount (6) .............. 1.97               1.40         (12.10)
EQ/Enterprise Multi-Cap Growth Subaccount (5) ..... 0.00               1.40         (18.00)
EQ/Enterprise Small Company Growth
Subaccount (6) .................................... 0.00               1.40         (15.20)
EQ/Enterprise Small Company Value
Subaccount (7) .................................... 0.68               1.40         (17.00)
EQ/Enterprise Total Return Subaccount (4) ......... 3.39               1.40           5.00
EQAT--MONY Funds
EQ/MONY Government Securities Subaccount (4)....... 0.00               1.40           4.20
EQ/MONY Long Term Bond Subaccount (6) ............. 0.00               1.40          11.40
EQ/MONY Money Market Subaccount (13) .............. 1.43               1.40           0.00
Janus Aspen Series
Capital Appreciation Subaccount (9) ............... 0.28               1.40         (10.50)
Flexible Income Subaccount (2) .................... 7.37               1.40           6.80
International Growth Subaccount (8) ............... 1.03               1.40         (19.70)
Lord Abbett Series Fund
Bond-Debenture Subaccount (6) ..................... 5.78               1.40           2.40
Growth and Income Subaccount (2) .................. 1.92               1.40         (16.80)
Mid-Cap Value Subaccount (6) ...................... 2.26               1.40         (12.50)
MFS Variable Insurance Trust
Mid Cap Growth Subaccount (10) .................... 0.00               1.40           2.80
New Discovery Subaccount (11) ..................... 0.00               1.40         (17.40)
Total Return Subaccount (7) ....................... 0.00               1.40          (8.20)
Utilities Subaccount (12) ......................... 0.00               1.40          (7.00)
PBHG Insurance Series Fund
Mid Cap Value Subaccount (7) ...................... 0.00               1.40         (17.20)
Select Value Subaccount (11) ...................... 2.04               1.40         (16.10)
PIMCO Variable Insurance Trust
Global Bond Subaccount (8) ........................ 2.63               1.40          12.30
Real Return Subaccount (7) ........................ 3.96               1.40          10.70
StocksPlus Growth and Income Subaccount (6) ....... 4.44               1.40         (13.00)
The Universal Institutional Funds, Inc.
Emerging Markets Equity Subaccount (11) ........... 0.00               1.40         (16.90)
Global Value Equity Subaccount (14) ............... 3.24               1.40         (13.70)
U.S. Real Estate Subaccount (7) ................... 9.40               1.40          (8.50)

-----------------------------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

MONY
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)

** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.


*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.


+   Annualized.


(1) For the period June 5, 2002 (commencement of offering) through December 31, 2002.


(2) For the period May 30, 2002 (commencement of offering) through December 31, 2002.


(3) For the period June 10, 2002 (commencement of offering) through December 31, 2002.


(4) For the period May 23, 2002 (commencement of offering) through December 31, 2002.


(5) For the period July 5, 2002 (commencement of offering) through December 31, 2002.


(6) For the period June 7, 2002 (commencement of offering) through December 31, 2002.


(7) For the period May 24, 2002 (commencement of offering) through December 31, 2002.


(8) For the period June 4, 2002 (commencement of offering) through December 31, 2002.


(9) For the period June 14, 2002 (commencement of offering) through December 31, 2002.


(10) For the period July 25, 2002 (commencement of offering) through December 31, 2002.


(11) For the period June 13, 2002 (commencement of offering) through December 31, 2002.


(12) For the period June 17, 2002 (commencement of offering) through December 31, 2002.


(13) For the period May 31, 2002 (commencement of offering) through December 31, 2002.


(14) For the period July 10, 2002 (commencement of offering) through December 31, 2002.


(15) For the period November 25, 2002 (commencement of offering) through December 31, 2002.



Option C:



                                           At December 31, 2002                    For the period ended December 31, 2002
                                  ---------------------------------------   ----------------------------------------------------
                                                              Net Assets        Investment          Expense
MONY Variable Annuity               Units     Unit Values       (000's)      Income Ratio*+       Ratio**+       Total Return***
--------------------------------- --------   -------------   ------------   ------------------   ------------   ----------------
PIMCO Variable Insurance Trust
Real Return Subaccount (1) ..     13,161        $ 10.28          $135               4.85%             1.50%            2.80%

-----------------------------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.


** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.


*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.


+   Annualized.

(1) For the period December 27, 2002 (commencement of offering) through December 31, 2002.

MONY
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)

For a unit outstanding throughout the period ended December 31, 2002:



                                                              At December 31, 2002
                                                     ---------------------------------------
                                                                                 Net Assets
MONY Custom Master Subaccounts                           Units     Unit Values     (000's)
---------------------------------------------------- ------------ ------------- ------------
Alger American Fund
MidCap Growth Subaccount (2) .......................     22,150     $   7.63      $    169
Dreyfus
Dreyfus Stock Index Subaccount .....................  1,856,032         5.76        10,681
Dreyfus Socially Responsible Growth Subaccount .....    376,160         4.87         1,830
EQAT--Enterprise Funds
EQ/Enterprise Equity Subaccount ....................  2,080,501         5.18        10,766
EQ/Enterprise Small Company Value Subaccount .......  1,061,494         9.28         9,845
EQ/Enterprise Managed Subaccount ...................  1,823,099         7.10        12,931
EQ/Enterprise International Growth Subaccount ......    337,356         5.27         1,776
EQ/Enterprise High Yield Bond Subaccount ...........    367,554        10.26         3,773
EQ/Enterprise Growth Subaccount ....................  2,104,036         6.07        12,773
EQ/Enterprise Growth and Income Subaccount .........  1,458,460         6.18         9,002
EQ/Enterprise Small Company Growth
Subaccount .........................................    792,516         6.37         5,049
EQ/Enterprise Equity Income Subaccount .............    324,512         7.97         2,586
EQ/Enterprise Capital Appreciation Subaccount ......    719,290         6.03         4,334
EQ/Enterprise Multi-Cap Growth Subaccount ..........  1,444,421         3.28         4,732
EQ/Enterprise Balanced Subaccount ..................    201,470         8.26         1,664
EQ/Enterprise Worldwide Growth Subaccount ..........      6,059         6.57            40
EQ/Enterprise Mid-Cap Growth Subaccount ............     50,679         5.14           261
EQ/Enterprise Emerging Countries Subaccount ........      3,283         8.93            29
EQ/Enterprise Total Return Subaccount (1) ..........     24,302        10.55           256
EQAT--MONY Funds
EQ/MONY Intermediate Term Bond Subaccount ..........    508,326        12.28         6,242
EQ/MONY Long Term Bond Subaccount ..................    630,126        12.82         8,080
EQ/MONY Government Securities Subaccount ...........  1,105,057        11.84        13,087
EQ/MONY Money Market Subaccount ....................  1,665,043        10.62        17,689
Fidelity Variable Insurance Products Funds
VIP Growth Subaccount ..............................    850,700         5.15         4,378
VIP II Contrafund Subaccount .......................    924,169         6.82         6,300
VIP III Growth Opportunities Subaccount ............    401,094         5.23         2,098
Janus Aspen Series
Aggressive Growth Subaccount .......................  1,325,186         3.11         4,115
Balanced Subaccount ................................  1,195,715         8.69        10,386
Capital Appreciation Subaccount ....................    716,445         5.34         3,826
Worldwide Growth Subaccount ........................  1,695,459         4.22         7,153
Lord Abbett Series Fund
Growth and Income Subaccount (2) ...................     39,586         8.39           332
Mid-Cap Value Subaccount (3) .......................     23,536         8.64           203
PIMCO Variable Insurance Trust
Global Bond Subaccount (1) .........................     64,465        11.45           738
Real Return Subaccount (4) .........................    159,554        11.17         1,783
The Universal Institutional Funds, Inc.
U.S. Real Estate Subaccount (2) ....................     50,900         9.33           475



                                                         For the period ended December 31, 2002
                                                     ----------------------------------------------
                                                        Investment      Expense
MONY Custom Master Subaccounts                        Income Ratio*     Ratio**     Total Return***
---------------------------------------------------- --------------- ------------- ----------------
Alger American Fund
MidCap Growth Subaccount (2) ....................... 0.00%           1.35%+              (23.70)%
Dreyfus
Dreyfus Stock Index Subaccount ..................... 1.32            1.35                (23.40)
Dreyfus Socially Responsible Growth Subaccount ..... 0.20            1.35                (29.93)
EQAT--Enterprise Funds
EQ/Enterprise Equity Subaccount .................... 0.00            1.35                (30.28)
EQ/Enterprise Small Company Value Subaccount ....... 0.36            1.35                (10.42)
EQ/Enterprise Managed Subaccount ................... 0.88            1.35                (22.23)
EQ/Enterprise International Growth Subaccount ...... 0.62            1.35                (20.51)
EQ/Enterprise High Yield Bond Subaccount ........... 8.66            1.35                  0.10
EQ/Enterprise Growth Subaccount .................... 0.37            1.35                (24.31)
EQ/Enterprise Growth and Income Subaccount ......... 1.08            1.35                (26.86)
EQ/Enterprise Small Company Growth
Subaccount ......................................... 0.00            1.35                (25.06)
EQ/Enterprise Equity Income Subaccount ............. 1.19            1.35                (15.93)
EQ/Enterprise Capital Appreciation Subaccount ...... 0.00            1.35                (17.96)
EQ/Enterprise Multi-Cap Growth Subaccount .......... 0.00            1.35                (35.56)
EQ/Enterprise Balanced Subaccount .................. 1.85            1.35                (12.03)
EQ/Enterprise Worldwide Growth Subaccount .......... 0.00            1.35                (25.68)
EQ/Enterprise Mid-Cap Growth Subaccount ............ 0.00            1.35                (32.01)
EQ/Enterprise Emerging Countries Subaccount ........ 0.28            1.35                (17.85)
EQ/Enterprise Total Return Subaccount (1) .......... 3.36+           1.35+                 5.50
EQAT--MONY Funds
EQ/MONY Intermediate Term Bond Subaccount .......... 3.55            1.35                  7.91
EQ/MONY Long Term Bond Subaccount .................. 4.43            1.35                 12.55
EQ/MONY Government Securities Subaccount ........... 2.89            1.35                  5.15
EQ/MONY Money Market Subaccount .................... 1.49            1.35                  0.09
Fidelity Variable Insurance Products Funds
VIP Growth Subaccount .............................. 0.15            1.35                (31.15)
VIP II Contrafund Subaccount ....................... 0.75            1.35                (10.62)
VIP III Growth Opportunities Subaccount ............ 0.94            1.35                (22.97)
Janus Aspen Series
Aggressive Growth Subaccount ....................... 0.00            1.35                (28.83)
Balanced Subaccount ................................ 2.37            1.35                ( 7.65)
Capital Appreciation Subaccount .................... 0.57            1.35                (16.82)
Worldwide Growth Subaccount ........................ 0.87            1.35                (26.48)
Lord Abbett Series Fund
Growth and Income Subaccount (2) ................... 1.23            1.35+               (16.10)
Mid-Cap Value Subaccount (3) ....................... 1.37            1.35+               (13.60)
PIMCO Variable Insurance Trust
Global Bond Subaccount (1) ......................... 2.66            1.35+                14.50
Real Return Subaccount (4) ......................... 3.97            1.35+                11.70
The Universal Institutional Funds, Inc.
U.S. Real Estate Subaccount (2) .................... 6.37            1.35+                (6.70)

-----------------------------
* This ratio represents the amount of the dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

MONY
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)

*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

+     Annualized.

(1) For the period May 20, 2002 (commencement of operations) through December 31, 2002.

(2) For the period May 10, 2002 (commencement of operations) through December 31, 2002.

(3) For the period May 9, 2002 (commencement of operations) through December 31, 2002.

(4) For the period May 2, 2002 (commencement of operations) through December 31, 2002.

MONY
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)

For a unit outstanding throughout the period ended December 31, 2001



                                                              At December 31, 2001
                                                     --------------------------------------
                                                                                Net Assets
MONY Custom Master Subaccounts                          Units     Unit Values     (000's)
---------------------------------------------------- ----------- ------------- ------------
Dreyfus
Dreyfus Stock Index Subaccount .....................  2,073,771    $   7.52      $ 15,588
Dreyfus Socially Responsible Growth Subaccount .....    442,088        6.95         3,070
EQAT--Enterprise Funds
EQ/Enterprise Equity Subaccount ....................  2,538,412        7.43        18,866
EQ/Enterprise Small Company Value Subaccount .......  1,046,826       10.36        10,844
EQ/Enterprise Managed Subaccount ...................  2,273,494        9.13        20,750
EQ/Enterprise International Growth Subaccount ......    389,596        6.63         2,582
EQ/Enterprise High Yield Bond Subaccount ...........    342,270       10.25         3,507
EQ/Enterprise Growth Subaccount ....................  2,358,816        8.02        18,923
EQ/Enterprise Growth and Income Subaccount .........  1,704,269        8.45        14,406
EQ/Enterprise Small Company Growth
Subaccount .........................................    953,793        8.50         8,108
EQ/Enterprise Equity Income Subaccount .............    322,414        9.48         3,056
EQ/Enterprise Capital Appreciation Subaccount ......    785,011        7.35         5,770
EQ/Enterprise Multi-Cap Growth Subaccount ..........  1,696,840        5.09         8,630
EQ/Enterprise Balanced Subaccount ..................    232,751        9.39         2,185
EQ/Enterprise Worldwide Growth Subaccount (1).......      6,035        8.84            53
EQ/Enterprise Mid-Cap Growth Subaccount (2) ........     36,913        7.56           279
EQ/Enterprise Emerging Countries
Subaccount (3) .....................................      1,323       10.87            14
EQAT--MONY Funds
EQ/MONY Intermediate Term Bond Subaccount ..........    389,050       11.38         4,428
EQ/MONY Long Term Bond Subaccount ..................    582,117       11.39         6,632
EQ/MONY Government Securities Subaccount ...........    792,657       11.26         8,928
EQ/MONY Money Market Subaccount ....................  2,314,499       10.61        24,554
Fidelity Variable Insurance Products Funds
VIP Growth Subaccount ..............................    980,438        7.48         7,333
VIP II Contrafund Subaccount .......................    997,365        7.63         7,611
VIP III Growth Opportunities Subaccount ............    451,496        6.79         3,067
Janus Aspen Series
Aggressive Growth Subaccount .......................  1,543,625        4.37         6,745
Balanced Subaccount ................................  1,329,028        9.41        12,510
Capital Appreciation Subaccount ....................    803,440        6.42         5,158
Worldwide Growth Subaccount ........................  1,971,964        5.74        11,326



                                                        For the period ended December 31, 2001
                                                     --------------------------------------------
                                                        Investment     Expense
MONY Custom Master Subaccounts                        Income Ratio*    Ratio**    Total Return***
---------------------------------------------------- --------------- ----------- ----------------
Dreyfus
Dreyfus Stock Index Subaccount ..................... 1.11%           1.35%       (13.36)%
Dreyfus Socially Responsible Growth Subaccount ..... 0.07            1.35        (23.63)
EQAT--Enterprise Funds
EQ/Enterprise Equity Subaccount .................... 0.00            1.35        (19.94)
EQ/Enterprise Small Company Value Subaccount ....... 0.28            1.35          3.81
EQ/Enterprise Managed Subaccount ................... 2.23            1.35        (12.38)
EQ/Enterprise International Growth Subaccount ...... 0.66            1.35        (28.79)
EQ/Enterprise High Yield Bond Subaccount ........... 8.86            1.35          4.49
EQ/Enterprise Growth Subaccount .................... 0.46            1.35        (13.76)
EQ/Enterprise Growth and Income Subaccount ......... 0.89            1.35        (13.16)
EQ/Enterprise Small Company Growth
Subaccount ......................................... 0.00            1.35         (5.13)
EQ/Enterprise Equity Income Subaccount ............. 1.11            1.35        (11.98)
EQ/Enterprise Capital Appreciation Subaccount ...... 0.61            1.35        (20.28)
EQ/Enterprise Multi-Cap Growth Subaccount .......... 0.00            1.35        (18.04)
EQ/Enterprise Balanced Subaccount .................. 1.65            1.35         (5.15)
EQ/Enterprise Worldwide Growth Subaccount (1)....... 0.00+           1.35+       (11.60)
EQ/Enterprise Mid-Cap Growth Subaccount (2) ........ 0.00+           1.35+       (24.40)
EQ/Enterprise Emerging Countries
Subaccount (3) ..................................... 0.00+           1.35+         8.70
EQAT--MONY Funds
EQ/MONY Intermediate Term Bond Subaccount .......... 4.20            1.35          7.06
EQ/MONY Long Term Bond Subaccount .................. 4.10            1.35          4.88
EQ/MONY Government Securities Subaccount ........... 3.54            1.35          5.14
EQ/MONY Money Market Subaccount .................... 3.50            1.35          2.41
Fidelity Variable Insurance Products Funds
VIP Growth Subaccount .............................. 0.00            1.35        (18.88)
VIP II Contrafund Subaccount ....................... 0.67            1.35        (13.59)
VIP III Growth Opportunities Subaccount ............ 0.25            1.35        (15.65)
Janus Aspen Series
Aggressive Growth Subaccount ....................... 0.00            1.35        (40.38)
Balanced Subaccount ................................ 2.68            1.35         (5.99)
Capital Appreciation Subaccount .................... 1.26            1.35        (22.84)
Worldwide Growth Subaccount ........................ 0.48            1.35        (23.57)

-----------------------------
* This ratio represents the amount of the dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

+     Annualized

(1)   For the period May 21, 2001 through December 31, 2001

(2)   For the period May 10, 2001 through December 31, 2001

(3)   For the period September 4, 2001 through December 31, 2001

MONY
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)

For a unit outstanding throughout the period ended December 31, 2002:



                                                             At December 31, 2002
                                                    ---------------------------------------
                                                                                Net Assets
MONYMaster Subaccounts                                  Units     Unit Values     (000's)
--------------------------------------------------- ------------ ------------- ------------
EQAT--Enterprise Funds
EQ/Enterprise Equity Subaccount ...................    495,556     $  26.71       $13,232
EQ/Enterprise Small Company Value Subaccount ......    402,052        47.11        18,936
EQ/Enterprise Managed Subaccount ..................  1,401,831        41.47        58,121
EQ/Enterprise International Growth Subaccount .....    312,867         9.57         2,993
EQ/Enterprise High Yield Bond Subaccount ..........    238,551        15.30         3,651
EQAT--MONY Funds
EQ/MONY Equity Growth Subaccount ..................        949        37.17            35
EQ/MONY Equity Income Subaccount ..................        583        33.99            20
EQ/MONY Intermediate Term Bond Subaccount .........    190,707        23.48         4,479
EQ/MONY Long Term Bond Subaccount .................    275,022        30.81         8,474
EQ/MONY Diversified Subaccount ....................      2,067        29.35            61
EQ/MONY Money Market Subaccount ...................    695,313        17.56        12,210
EQ/MONY Government Securities Subaccount ..........    290,673        14.93         4,340
ValueMaster Subaccounts
--------------------------------------------------------------------------------------------
EQAT--MONY Funds
EQ/MONY Money Market Subaccount ...................     34,312        16.02           550
OCC Accumulation Trust
US Government Income Subaccount ...................      9,114        22.08           201
Equity Subaccount .................................      8,004        35.47           284
Small Cap Subaccount ..............................      5,758        35.54           205
Managed Subaccount ................................     28,809        46.81         1,348



                                                      For the period ended December 31, 2002
                                                    ------------------------------------------
                                                       Investment    Expense
MONYMaster Subaccounts                               Income Ratio*   Ratio**   Total Return***
--------------------------------------------------- --------------- --------- ----------------
EQAT--Enterprise Funds
EQ/Enterprise Equity Subaccount ................... 0.00%           1.25%           (30.30)%
EQ/Enterprise Small Company Value Subaccount ...... 0.34            1.25            (10.35)
EQ/Enterprise Managed Subaccount .................. 0.88            1.25            (22.20)
EQ/Enterprise International Growth Subaccount ..... 0.61            1.25            (20.45)
EQ/Enterprise High Yield Bond Subaccount .......... 8.65            1.25              0.26
EQAT--MONY Funds
EQ/MONY Equity Growth Subaccount .................. 0.65            1.25            (23.68)
EQ/MONY Equity Income Subaccount .................. 1.90            1.25            (16.20)
EQ/MONY Intermediate Term Bond Subaccount ......... 4.05            1.25              8.00
EQ/MONY Long Term Bond Subaccount ................. 4.85            1.25             12.65
EQ/MONY Diversified Subaccount .................... 2.07            1.25            (17.39)
EQ/MONY Money Market Subaccount ................... 1.49            1.25              0.23
EQ/MONY Government Securities Subaccount .......... 2.92            1.25              5.21
ValueMaster Subaccounts
-----------------------------------------------------------------------------------------------
EQAT--MONY Funds
EQ/MONY Money Market Subaccount ................... 1.49            1.25              0.25
OCC Accumulation Trust
US Government Income Subaccount ................... 4.21            1.25              8.29
Equity Subaccount ................................. 0.89            1.25            (22.40)
Small Cap Subaccount .............................. 0.07            1.25            (22.60)
Managed Subaccount ................................ 2.21            1.25            (17.92)

-----------------------------
* This ratio represents the amount of the dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation.

MONY
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)

For a unit outstanding throughout the period ended December 31, 2001:



                                                             At December 31, 2001
                                                    ---------------------------------------
                                                                                Net Assets
MONY Master Subaccounts                                 Units     Unit Values     (000's)
--------------------------------------------------- ------------ ------------- ------------
EQAT--Enterprise Funds
EQ/Enterprise Equity Subaccount ...................    642,799     $  38.32       $24,634
EQ/Enterprise Small Company Value Subaccount ......    521,075        52.55        27,384
EQ/Enterprise Managed Subaccount ..................  1,824,215        53.30        97,225
EQ/Enterprise International Growth Subaccount .....    381,071        12.03         4,585
EQ/Enterprise High Yield Bond Subaccount ..........    305,657        15.26         4,665
EQAT--MONY Funds
EQ/MONY Equity Growth Subaccount ..................        950        48.70            46
EQ/MONY Equity Income Subaccount ..................        584        40.56            24
EQ/MONY Intermediate Term Bond Subaccount .........    219,345        21.74         4,770
EQ/MONY Long Term Bond Subaccount .................    331,036        27.35         9,053
EQ/MONY Diversified Subaccount ....................      2,069        35.53            74
EQ/MONY Money Market Subaccount ...................    912,074        17.52        15,978
EQ/MONY Government Securities Subaccount ..........    243,822        14.19         3,459
ValueMaster Subaccounts
--------------------------------------------------------------------------------------------
EQAT--MONY Funds
EQ/MONY Money Market Subaccount ...................     34,473        15.98           551
OCC Accumulation Trust
US Government Income Subaccount ...................      9,346        20.39           191
Equity Subaccount .................................      9,043        45.71           413
Small Cap Subaccount ..............................      6,138        45.92           282
Managed Subaccount ................................     39,798        57.03         2,270



                                                      For the period ended December 31, 2001
                                                    ------------------------------------------
                                                       Investment    Expense
MONY Master Subaccounts                              Income Ratio*   Ratio**   Total Return***
--------------------------------------------------- --------------- --------- ----------------
EQAT--Enterprise Funds
EQ/Enterprise Equity Subaccount ...................  0.00%          1.25%           (19.87)%
EQ/Enterprise Small Company Value Subaccount ...... 24.21           1.25              3.85
EQ/Enterprise Managed Subaccount ..................  6.87           1.25            (12.29)
EQ/Enterprise International Growth Subaccount ..... 10.17           1.25            (28.77)
EQ/Enterprise High Yield Bond Subaccount ..........  8.87           1.25              4.52
EQAT--MONY Funds
EQ/MONY Equity Growth Subaccount .................. 41.83           1.25            (20.33)
EQ/MONY Equity Income Subaccount .................. 11.91           1.25            (12.11)
EQ/MONY Intermediate Term Bond Subaccount .........  5.46           1.25              7.15
EQ/MONY Long Term Bond Subaccount .................  5.50           1.25              5.03
EQ/MONY Diversified Subaccount .................... 26.42           1.25            (16.52)
EQ/MONY Money Market Subaccount ...................  3.75           1.25              2.52
EQ/MONY Government Securities Subaccount ..........  4.66           1.25              5.35
ValueMaster Subaccounts
-----------------------------------------------------------------------------------------------
EQAT--MONY Funds
EQ/MONY Money Market Subaccount ...................  3.80           1.25              2.50
OCC Accumulation Trust
US Government Income Subaccount ...................  4.36           1.25              5.27
Equity Subaccount .................................  1.36           1.25             (8.21)
Small Cap Subaccount ..............................  6.49           1.25              6.96
Managed Subaccount ................................  2.61           1.25             (6.09)

-----------------------------
* This ratio represents the amount of the dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation.

MONY
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Concluded)


6. Financial Highlights

       (Concluded)


                                                                                               Current Annual
                                                                                                  Charge+
                                                                                             -----------------
Mortality & Expense Risk Charge
Basic charges are assessed through reduction of unit values ..............................      1.20% - 2.42%
Annual Contract Charge
This charge is assessed through the redemption of units ..................................           $0 - $30
Transfer Charge
This charge is assessed through the redemption of units ..................................                 $0
Tax Charge
The tax charge is for state and local premium taxes and is a deduction from purchase payments prior to allocation of any net purchase payment among the subaccounts.
 State and local premium tax .............................................................                 0%
 Federal tax .............................................................................                 0%
Loan interest rate spread
Difference between the amount of interest charged on loans and the amount of interest credited to amounts held in the loan account to secure the loan. The charge is
assessed through the redemption of units .................................................              2.50%
Surrender Charge
This charge is assessed through the redemption of units and is imposed when full or partial surrender is requested during the period specified by the contract.
The range of charges of fund value depend on the number of years that have                        Grades from
elapsed since the effective date of the contract .........................................            8% - 0%

+   Higher charges may be permitted under the contract.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Shareholder of MONY Life Insurance Company:

In our opinion, the accompanying consolidated balance sheet and the related consolidated statement of operations, of shareholder's equity and of cash flows present fairly, in all material respects, the financial position of MONY Life Insurance Company and Subsidiaries (the "Company") (Successor Company) at December 31, 2004 and the results of its operations and its cash flows for the period from July 1, 2004 through December 31, 2004, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York


April 22, 2005


             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of MONY Life Insurance Company:

In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of operations, of shareholder's equity and of cash flows present fairly, in all material respects, the financial position of MONY Life Insurance Company and Subsidiaries (the "Company") (Predecessor Company) at December 31, 2003, and the results of its operations and its cash flows for the period from January 1, 2004 through June 30, 2004 and for each of the years in the two year period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 3 to the consolidated financial statements, in 2004 the Company changed its method of accounting for variable interest entities and certain nontraditional long-duration contracts and for Separate Accounts, and in 2002 changed its method of accounting for intangibles and long-lived assets.

/s/ PricewaterhouseCoopers LLP
New York, New York

April 22, 2005

                  MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES
                                 BALANCE SHEETS

                                                                                                DECEMBER 31,     December 31,
                                                                                                    2004             2003
                                                                                                    ----             ----
                                                                                                 (SUCCESSOR)     (PREDECESSOR)
                                                                                                        (IN MILLIONS)

ASSETS
Investments:
   Fixed maturities available for sale, at estimated fair value.............................    $      8,380.0   $      8,474.6
   Mortgage loans on real estate............................................................           1,777.9          1,782.4
   Policy loans.............................................................................           1,136.6          1,180.0
   Real estate held for the production of income............................................             147.9            174.1
   Other invested assets....................................................................             477.7            351.2
                                                                                                --------------   --------------
          Total investments.................................................................          11,920.1         11,962.3
                                                                                                --------------   --------------
Cash and cash equivalents...................................................................             508.0            376.0
Accrued investment income...................................................................             161.2            204.4
Amounts due from reinsurers.................................................................             796.0            533.3
Deferred policy acquisition costs...........................................................              71.0          1,325.4
Goodwill and other intangible assets, net...................................................             137.3             19.3
Value of business acquired..................................................................             764.8             --
Income taxes receivable.....................................................................              80.0             --
Other assets................................................................................             311.7            522.9
Separate Accounts' assets...................................................................           4,852.3          4,854.9
                                                                                                --------------   --------------

TOTAL ASSETS   .............................................................................    $     19,602.4   $     19,798.5
                                                                                                ===============  ==============

LIABILITIES
Future policy benefits......................................................................    $      8,338.4   $      8,041.5
Policyholders' account balances.............................................................           3,459.3          3,265.8
Other policyholders' liabilities............................................................             227.2            268.0
Other liabilities...........................................................................           1,004.2            793.8
Long-term debt..............................................................................             216.9            216.9
Income taxes payable........................................................................               -              321.6
Separate Accounts' liabilities..............................................................           4,852.3          4,851.9
                                                                                                --------------   --------------
       Total liabilities....................................................................          18,098.3         17,759.5
                                                                                                --------------   --------------

Commitments and contingencies (Notes 14, 17, 18, 19 and 20)

SHAREHOLDER'S EQUITY
Common stock, $1.00 par value; 2.5 million shares authorized, 2.5 million issued and
   outstanding..............................................................................               2.5              2.5
Capital in excess of par value..............................................................           1,868.6          1,796.7
(Accumulated deficit)/retained earnings.....................................................            (407.1)           169.0
Accumulated other comprehensive income......................................................              40.1             70.8
                                                                                                --------------   --------------
       Total shareholder's equity...........................................................           1,504.1          2,039.0
                                                                                                --------------   --------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY..................................................    $     19,602.4   $     19,798.5
                                                                                                ==============   ==============


                 See Notes to Consolidated financial statements.

                  MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES
                            STATEMENTS OF OPERATIONS

                                                                      SIX MONTHS      SIX MONTHS         Year             Year
                                                                        ENDED           ENDED            Ended           Ended
                                                                     DECEMBER 31,      JUNE 30,       December 31,    December 31,
                                                                         2004            2004            2003             2002
                                                                         ----            ----            ----             ----
                                                                     (SUCCESSOR)    (PREDECESSOR)   (PREDECESSOR)    (PREDECESSOR)
                                                                                            (IN MILLIONS)

REVENUES:
Premiums...........................................................   $   369.3     $     346.9     $       723.7      $    705.4
Universal life and investment-type product policy fee income.......       101.8           107.5             210.9           200.5
Net investment income..............................................       307.7           351.7             724.2           725.4
Investment gains (losses), net.....................................        14.4            (5.1)             46.4          (151.1)
Group Pension Profits..............................................         -               -                 -              82.3
Commissions, fees and other income.................................       113.5           106.2             208.1           154.3
                                                                     ----------    ------------    --------------     -----------
                                                                          906.7           907.2           1,913.3         1,716.8
                                                                     ----------    ------------    --------------     -----------
BENEFITS AND EXPENSES:
Policyholders' benefits............................................       422.9           400.2             841.5           803.1
Interest credited to policyholders' account balances...............        73.6            77.5             139.4           119.3
Commissions........................................................       107.7           106.1             200.5           169.4
Amortization of deferred sales commissions.........................         5.3             6.4              13.3            13.1
Interest expense...................................................         9.5             9.5              19.1            20.6
Amortization of deferred policy acquisition costs..................         4.9            68.3             120.0           156.1
Capitalization of deferred policy acquisition costs ...............      (100.2)         (113.7)           (233.7)         (213.1)
Amortization of value of business acquired.........................        57.3            --                --              --
Amortization of other intangible assets............................         2.4             1.5               3.1             3.3
Impairment of goodwill.............................................       425.8            --                --              --
Dividends to policyholders.........................................        85.6            96.6             224.3           188.0
Other operating costs and expenses.................................       205.6           285.9             515.0           466.1
                                                                     ----------    ------------    --------------     -----------
                                                                        1,300.4           938.3           1,842.5         1,725.9
                                                                     ----------    ------------    --------------     -----------
(Loss)/earnings from continuing operations before income taxes.....      (393.7)          (31.1)             70.8            (9.1)
Income tax (expense)/benefit.......................................       (13.4)            9.3             (20.5)            6.0
                                                                     ----------    ------------    --------------     -----------
Net (loss)/earnings from continuing operations.....................      (407.1)          (21.8)             50.3            (3.1)
Earnings/(loss) from real estate to be disposed of, net of taxes...        --              --                 5.9            (2.5)
Cumulative effect on prior periods of the adoption of
  SOP 03-1, net of taxes...........................................        --               4.0              --              --
                                                                     ----------    ------------    --------------     -----------
Net (Loss)/Earnings................................................  $   (407.1)   $      (17.8)   $         56.2     $      (5.6)
                                                                     ==========    ============    ==============     ===========



                 See Notes to Consolidated financial statements.

                  MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       STATEMENTS OF SHAREHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

                                                                                        (ACCUMULATED    ACCUMULATED
                                                                             CAPITAL       DEFICIT)/       OTHER          TOTAL
                                                                  COMMON    IN EXCESS      RETAINED    COMPREHENSIVE  SHAREHOLDER'S
                                                                  STOCK       OF PAR       EARNINGS    INCOME/(LOSS)     EQUITY
                                                                  -----       ------      ----------   -------------     ------
                                                                                         (IN MILLIONS)

PREDECESSOR BALANCE, DECEMBER 31, 2001.....................  $      2.5   $   1,628.6   $     233.4      $      38.1   $  1,902.6
Dividends..................................................                                   (90.0)                        (90.0)
Capital contributions......................................                     125.0                                       125.0
Comprehensive income:
      Net loss.............................................                                    (5.6)                         (5.6)
      Other comprehensive income...........................                                                     43.8         43.8
      Minimum pension liability............................                                                     (1.9)        (1.9)
                                                             ----------   -----------   -----------      -----------   ----------
            Comprehensive income...........................                                                                  36.3
                                                             ----------   -----------   -----------      -----------   ----------
PREDECESSOR BALANCE, DECEMBER 31, 2002.....................         2.5       1,753.6         137.8             80.0      1,973.9
Unamortized restricted stock compensation..................                       3.1                                         3.1
Dividends..................................................                                   (25.0)                        (25.0)
Capital contributions......................................                      40.0                                        40.0
Comprehensive income:
      Net earnings.........................................                                    56.2                          56.2
      Other comprehensive loss.............................                                                    (10.4)       (10.4)
      Minimum pension liability............................                                                      1.2          1.2
                                                             ----------   -----------   -----------      -----------   ----------
            Comprehensive income...........................                                                                  47.0
                                                             ----------   -----------   -----------      -----------   ----------
PREDECESSOR BALANCE, DECEMBER 31, 2003.....................         2.5       1,796.7         169.0             70.8      2,039.0
Unamortized restricted stock compensation..................                       1.3                                         1.3
Comprehensive loss:

      Net loss.............................................                                   (17.8)                        (17.8)
      Other comprehensive loss.............................                                                    (49.0)       (49.0)
      Minimum pension liability............................                                                      1.4          1.4
                                                             ----------   -----------   -----------      -----------   ----------
            Comprehensive loss.............................                                                                 (65.4)
                                                             ----------   -----------   -----------      -----------   ----------
PREDECESSOR BALANCE, JUNE 30, 2004.........................         2.5       1,798.0         151.2             23.2      1,974.9
Effect of push-down accounting of AXA Financial's
   purchase price on the Company's net assets..............        --          (171.4)       (151.2)           (23.2)      (345.8)
                                                             ----------   -----------   -----------      -----------   ----------
SUCCESSOR BALANCE, JULY 1, 2004............................         2.5       1,626.6          --               --        1,629.1
Capital contributions......................................                     275.0                                       275.0
Dividends..................................................                     (33.0)                                      (33.0)
Comprehensive income:

      Net loss.............................................                                  (407.1)                       (407.1)
      Other comprehensive income...........................                                                     40.1         40.1
                                                             ----------   -----------   -----------      -----------   ----------
            Comprehensive loss.............................                                                                (367.0)
                                                             ----------   -----------  ------------      -----------   ----------
SUCCESSOR BALANCE, DECEMBER 31, 2004.......................  $      2.5   $   1,868.6  $     (407.1)     $      40.1   $  1,504.1
                                                             ==========   ===========  ============      ===========   ==========


                 See Notes to Consolidated financial statements.

                  MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES
                            STATEMENTS OF CASH FLOWS

                                                                          SIX MONTHS     SIX MONTHS        Year            Year
                                                                             ENDED          ENDED          Ended          Ended
                                                                          DECEMBER 31,     JUNE 30,      December 31,   December 31,
                                                                              2004          2004           2003            2002
                                                                              ----          ----           ----            ----
                                                                          (SUCCESSOR)     (PREDECESSOR) (PREDECESSOR)  (PREDECESSOR)
                                                                                                 (IN MILLIONS)

Net (loss)/earnings.....................................................  $  (407.1)      $   (17.8)      $    56.2      $    (5.6)
  Adjustments to reconcile net (loss)/earnings to net cash used in operating activities:
     Interest credited to policyholders' account balances...............       66.2            71.5           119.7          103.1
     Universal life and investment-type product policy fee income.......      (65.2)          (64.0)         (117.2)        (112.4)
     Change in accrued investment income................................        9.5            35.3            (0.4)         (11.1)
     Investment (gains)/losses..........................................      (14.4)            5.1           (46.4)         151.1
     Change in deferred policy acquisition costs and VOBA...............      (38.0)          (48.2)         (113.7)         (57.0)
     Change in future policy benefits...................................       54.7            26.4            91.6           79.9
     Change in other policyholders' liabilities.........................      (13.2)           (6.7)          (21.3)           8.1
     Change in property and equipment...................................       (1.9)           (9.6)          (24.3)         (25.5)
     Amortization of deferred sales commissions.........................        5.3             6.4            13.3           13.1
     Other depreciation and amortization................................        7.5             9.0            19.3           20.0
     Amortization of other intangible assets............................        2.4             1.5             3.1            3.3
     Impairment of goodwill.............................................      425.8             --              --             --
     Cumulative effect of the adoption of SOP 03-1......................        --             (6.2)            --             --
     Loss on discontinued real estate operations........................        --              --             (9.0)           3.9
     Other, net.........................................................      (75.6)           80.1           133.1         (117.3)
                                                                          ---------       ---------       ---------      ---------

Net cash (used in)/provided by operating activities.....................      (44.0)           82.8           104.0           53.6
                                                                          ---------       ---------       ---------      ---------

Cash flows from investing activities:
   Sales, maturities or repayments of:
      Fixed maturity securities.........................................    1,296.5         1,193.2         1,864.8        1,161.3
      Mortgage loans on real estate.....................................      313.0           165.4           538.8          423.2
      Other invested assets.............................................       37.2            62.5           132.5           50.4
   Acquisitions of investments:
      Fixed maturity securities.........................................   (1,967.5)         (741.7)       (2,499.4)      (1,722.7)
      Mortgage loans on real estate.....................................     (141.8)         (279.6)         (423.5)        (503.4)
      Other invested assets.............................................      (43.1)          (46.0)          (96.1)         (47.0)
      Policy loans, net.................................................       26.0            17.3            32.6           16.4
                                                                          ---------       ---------       ---------      ---------

Net cash (used in)/provided by investing activities.....................     (479.7)          371.1          (450.3)        (621.8)
                                                                          ---------       ---------       ---------      ---------

                  MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES
                            STATEMENTS OF CASH FLOWS
                                   (CONTINUED)

                                                                          SIX MONTHS      SIX MONTHS        Year            Year
                                                                            ENDED           ENDED           Ended          Ended
                                                                         DECEMBER 31,      JUNE 30,      December 31,   December 31,
                                                                             2004           2004           2003            2002
                                                                             ----           ----           ----            ----
                                                                        (SUCCESSOR)    (PREDECESSOR)   (PREDECESSOR)   (PREDECESSOR)
                                                                                                (IN MILLIONS)
Cash flows from financing activities:
   Policyholders' account balances:
      Deposits.........................................................      372.3           578.2         1,219.6        1,179.2
      Withdrawals and transfers to Separate Accounts...................     (332.2)         (425.1)         (736.0)        (727.3)
   Proceeds of demand note payable to affiliate........................        -               -               -            121.0
   Repayment of demand note payable to affiliate.......................        -               -               -           (121.0)
   Payment to AXA Bermuda relating to co-insurance agreement...........       (8.4)            -               -              -
   Capital contribution................................................       50.0             -              40.0          125.0
   Dividends paid to shareholder.......................................      (33.0)            -             (25.0)         (90.0)
                                                                         ---------       ---------       ---------      ---------

Net cash provided by financing activities..............................       48.7           153.1           498.6          486.9
                                                                         ---------       ---------       ---------      ---------

Net (decrease)/increase in cash and cash equivalents...................     (475.0)          607.0           152.3          (81.3)
Cash and cash equivalents, beginning of period.........................      983.0           376.0           223.7          305.0
                                                                         ---------       ---------       ---------      ---------

Cash and Cash Equivalents, End of Period............................... $    508.0       $   983.0       $   376.0      $   223.7
                                                                        ==========       =========       =========      =========

Supplemental cash flow information:
  Interest Paid........................................................ $      9.5       $     9.5       $    19.4      $    19.4
                                                                        ==========       =========       =========      =========
  Income Taxes (Refunded) Paid......................................... $    (39.0)      $     --        $    30.6      $   (27.5)
                                                                        ==========       =========       =========      =========
Schedule of non-cash financing activities:
  Capital contribution of Alliance units from AXA Financial............ $    225.0       $     --        $     --       $     --
                                                                        ==========       =========       =========      =========
  Transfer of bonds to AXA Bermuda relating to co-insurance agreement
   (Note 15)........................................................... $    (91.6)      $     --        $     --       $     --
                                                                        ==========       =========       =========      =========



                 See Notes to Consolidated financial statements.

                  MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1.    ORGANIZATION

      MONY Life Insurance Company ("MONY Life", and, collectively with its consolidated subsidiaries "the Company"), provides life insurance, annuities, corporate-owned and bank-owned life insurance ("COLI and BOLI"), mutual funds, securities brokerage and securities trading. MONY Life is a wholly-owned subsidiary of MONY Holdings, LLC ("MONY Holdings"), which is a downstream holding company of AXA Financial, Inc. ("the Holding Company", and, together with its consolidated subsidiaries "AXA Financial") as a result of the acquisition of The MONY Group Inc. ("MONY") by the Holding Company.

      MONY Life's direct and indirect wholly-owned operating subsidiaries include: (i) MONY Life Insurance Company of America ("MLOA"), an Arizona domiciled life insurance company, (ii) Enterprise Capital Management ("Enterprise"), a distributor of both proprietary and non-proprietary mutual funds, (iii) U.S. Financial Life Insurance Company ("USFL"), an Ohio domiciled insurer underwriting specialty risk life insurance business, (iv) MONY Securities Corporation ("MSC"), a registered securities broker-dealer and investment advisor whose products and services are distributed through MONY Life's career agency sales force as well as through a network of accounting professionals, and (v) MONY Brokerage, Inc. ("MBI"), a licensed insurance broker, which principally provides MONY Life's career agency sales force with access to life, annuity, small group health, and specialty insurance products written by other insurance companies so they can meet the insurance and investment needs of their customers.

2.    MERGER OF MONY WITH AXA FINANCIAL

      On July 8, 2004, the acquisition of MONY by the Holding Company was completed and, under the terms of the related merger agreement, the Holding Company paid or made provisions to pay MONY shareholders approximately $1.5 billion in cash, representing $31.00 for each share of MONY's common stock. MONY shareholders also received a dividend from MONY totaling $0.34755 per share.

      The acquisition was accounted for using the purchase method under Statement of Financial Accounting Standards (SFAS) No. 141, "Business Combinations", and SFAS No. 142, "Goodwill and Other Intangible Assets". In connection with the acquisition, the Company adjusted the cost basis of its assets and liabilities to fair value on the acquisition date (the "Purchase Adjustments"). AXA Financial is in the process of completing the valuations of a portion of the assets acquired and liabilities assumed; thus, the allocation of the purchase price is subject to refinement. References in these consolidated financial statements to "Predecessor" refer to the Company prior to July 1, 2004. References to "Successor" refer to the Company on and after July 1, 2004, after giving effect to the implementation of the Purchase Adjustments. For accounting purposes (due to convenience and immateriality of the results of MONY and its subsidiaries from July 1 through July 8), the Holding Company has consolidated MONY and its subsidiaries and reflected its results from July 1, 2004 in its consolidated Statements of Earnings and consolidated Cash Flows. The Company's activity for the period from July 1, 2004 through July 8, 2004 is therefore included in the Successor's consolidated statement of operations and excluded from the Predecessor's consolidated statement of operations. The Predecessor's consolidated statement of operations is presented using the Company's historical basis of accounting. In addition, as a result of the acquisition of MONY by the Holding Company the Company's operations are managed in one reportable segment and all predecessor period reporting segments have been combined for presentation purposes.

      The determination of the Purchase Adjustments relating to investments reflects management's reliance on independent price quotes where available. Other Purchase Adjustments required significant management estimates and assumptions. The Purchase Adjustments related to Value of Business Acquired ("VOBA") and liabilities, including policyholder reserves, required management to exercise judgment to assess the value of these items. The Company's Purchase Adjustments resulted in a revalued balance sheet, which may result in future earnings trends which differ significantly from historical trends. The Company does not anticipate any material impact on its liquidity, or its ability to pay policyholders claims, arising out of the purchase accounting process related to the merger.

      Goodwill of $425.8 million was recorded as a result of the acquisition, none of which is expected to be deductible for tax purposes. In addition to goodwill, intangible assets of $1,013.7 million were recorded as a result of the acquisition. Intangible assets subject to amortization include the following:

                                                                FAIR VALUE ASSIGNED
                                                                 AS OF JULY 1, 2004         AMORTIZATION RANGE
                                                               -----------------------    -----------------------
                                                                    (IN MILLIONS)

      VOBA...............................................      $        868.8                    10-30 years
      Insurance distribution network.....................                64.0                    10-20 years
      Mutual fund distribution fees......................                20.9                      5-6 years

      In addition, mutual fund investment management contracts were assigned a fair value of $60.0 million as of July 1, 2004, which is not subject to amortization.

      Included in the Company's Purchase Adjustments were liabilities for change in control and other employee agreements of $139.3 million, severance of $32.9 million, $88.7 million for vacating certain leases and $23.2 million for the future settlement of other miscellaneous contractual obligations. During 2004, total payments made related to these liabilities totaled $145.5 million. In addition, the Purchase Adjustments included write-offs of $45.6 million related to capitalized software and furniture, fixtures and equipment.

3)    SIGNIFICANT ACCOUNTING POLICIES

      BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION
      -----------------------------------------------------

      The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities, at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management to present fairly the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

      The accompanying consolidated financial statements include the accounts of MONY Life; those of its subsidiaries engaged in insurance related businesses; other subsidiaries, principally Enterprise, MSC and MBI; and those partnerships and joint ventures in which the Company has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

      All significant intercompany transactions and balances have been eliminated in consolidation. The terms "six months ended December 31, 2004" and "six months ended June 30, 2004" refer to the 2004 Successor and Predecessor periods, respectively. The terms "full year 2003" and "full year 2002" refer to the years ended December 31, 2003 and 2002, respectively.

      In second quarter 2004, the Company recorded adjustments principally related to prior quarters' calculations of reinsurance reserve credits and interest credited on certain life insurance and annuity products. The effect of these adjustments was to increase the Predecessor's net loss for the six months ended June 30, 2004 by $19.7 million.

      Certain reclassifications have been made in the prior period amounts to conform to the current presentation.

      CLOSED BLOCK
      ------------

      As a result of demutualization, the Closed Block was established in 1998 by the Company for the benefit of certain individuals' participating policies in force as of the date of demutualization. Assets, liabilities and earnings of the Closed Block are specifically identified to support its own participating policyholders.

      Assets allocated to the Closed Block inure solely to the benefit of the Closed Block's policyholders and will not revert to the benefit of MONY Life. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of the Company's General Account, any of its Separate Accounts or any affiliate of the Company without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account. The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block that would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

      ACCOUNTING CHANGES
      ------------------
      Effective January 1, 2004, the Company adopted SOP 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts". SOP 03-1 required a change in the Company's accounting policies relating to (a) assets and liabilities associated with market value adjusted fixed rate investment options available in certain variable annuity contracts issued by the Company, and (b) liabilities related to certain mortality and annuitization benefits, such as the no lapse guarantee feature contained in variable and interest-sensitive life policies.

      The adoption of SOP 03-1 resulted in a change in the method of determining liabilities associated with the no lapse guarantee feature contained in variable and interest-sensitive life contracts. While both the Company's previous method of establishing the no lapse guarantee reserve and the SOP 03-1 method are based on accumulation of a portion of the charges for the no lapse guarantee feature, SOP 03-1 specifies a different approach for identifying the portion of the fee to be accrued and establishing the related reserve.

      The adoption of SOP 03-1 as of January 1, 2004 resulted in a decrease in the six months ended June 30, 2004 (Predecessor) net loss of $4.0 million related to the cumulative effect of the required changes in accounting. The determination of liabilities associated with mortality and annuitization benefits, as well as related impacts on deferred acquisition costs, is based on models that involve numerous estimates and subjective judgments. There can be no assurance that the ultimate actual experience will not differ from management's estimates.

      NEW ACCOUNTING PRONOUNCEMENTS
      -----------------------------

      On December 16, 2004, the FASB issued SFAS Statement No. 123(R), "Share-Based Payment". SFAS Statement No. 123(R) eliminates the alternative to apply the intrinsic value method of accounting for employee stock-based compensation awards that was provided in FASB Statement No. 123, "Accounting for Stock-Based Compensation" ("SFAS No. 123") as originally issued. SFAS No. 123(R) requires the cost of all share-based payments to employees, including stock options, stock appreciation rights, and most tax-qualified employee stock purchase plans, to be recognized in the consolidated financial statements based on the fair value of those awards. Under SFAS No. 123(R) the cost of equity-settled awards generally is based on fair value at date of grant, adjusted for subsequent modifications of terms or conditions, while cash-settled awards require remeasurement of fair value at the end of each reporting period. SFAS No. 123(R) does not prescribe or specify a preference for a particular valuation technique or model for estimating the fair value of employee stock options and similar awards but instead requires consideration of certain factors in selecting one that is appropriate for the unique substantive characteristics of the instruments awarded. SFAS No. 123(R) is effective as of the first annual reporting period beginning after June 15, 2005 and generally requires adoption using a modified version of prospective application. Under "modified prospective" application, SFAS No. 123(R) applies to new awards granted and to awards modified, repurchased, or cancelled after the required effective date. Additionally, compensation cost for unvested awards outstanding as of the required effective date must be recognized prospectively over the remaining requisite service/vesting period based on the fair values of those awards as already calculated under SFAS No. 123. Entities may further elect to apply SFAS No. 123(R) on a "modified retrospective" basis to give effect to the fair value based method of accounting for awards granted, modified, or settled in cash in earlier periods. The cumulative effect of initial application, if any, is recognized as of the required effective date.

      As more fully described in Note 14, MONY Life and AXA Financial elected under SFAS No. 123 to continue to account for stock-based compensation using the intrinsic value method and instead to provide only pro-forma disclosure of the effect on net earnings from applying the fair value based method. Effective with the date of acquisition, the Company is charged for services including personnel services and employee benefits provided by AXA Equitable Life Insurance Company ("AXA Equitable") employees on the Company's behalf. Consequently, adoption of SFAS No. 123(R) would be expected to result in recognition of compensation expense for certain types of AXA Financial's equity-settled awards, such as options to purchase AXA ADRs, for which no cost previously would have been charged to net earnings under the intrinsic value method. Similarly, certain types of AXA Financial's cash-settled awards, such as stock appreciation rights, may be expected to result either in different amounts of compensation expense or different patterns of expense recognition under SFAS No. 123(R) as compared to the intrinsic value method. Management of AXA Financial currently is assessing the impact of adoption of SFAS No. 123(R), including measurement and reporting of related income tax effects, selection of an appropriate valuation model and determination of assumptions, as well as consideration of plan design issues.

      On May 19, 2004, the FASB approved the issuance of FASB Staff Position ("FSP") No. 106-2, "Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003", effective for the first interim or annual period beginning after June 15, 2004. FSP 106-2 provides guidance on the accounting for the effects of the Medicare Prescription Drug, Improvement and Modernization Act of 2003 ("MMA") for employers that sponsor postretirement health care plans that provide prescription drug benefits. MMA introduced a new prescription drug benefit under Medicare that will go into effect in 2006 and also includes a Federal subsidy payable to plan sponsors equal to 28% of certain prescription drug benefits payable to Medicare-eligible retirees. The subsidy only is available to an employer that sponsors a retiree medical plan that includes a prescription drug benefit that is at least as valuable as (i.e., actuarially equivalent to) the new Medicare coverage. The subsidy is not subject to Federal income tax.

      Clarifying regulations are expected to be issued by the Centers for Medicare and Medicaid Services to address the interpretation and determination of actuarial equivalency under MMA. In accordance with the provisions of FSP 106-2, management and its actuarial advisors will re-evaluate actuarial equivalency as new information about its interpretation or determination become available. Management and its actuarial advisors have not as yet been able to conclude whether the prescription drug benefits provided under AXA Financial's and the Company's retiree medical plans are actuarially equivalent to the new Medicare prescription drug benefits for 2006 and future years. Consequently, measurements of the accumulated postretirement benefit obligation and net periodic postretirement benefit cost for these plans at and for the six months ended December 31, 2004 do not reflect any amount associated with enactment of MMA, including the subsidy.

      INVESTMENTS
      -----------

      The carrying values of fixed maturities identified as available for sale are reported at estimated fair value. Changes in estimated fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

      Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

      Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

      Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net.

      Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

      Real estate investments meeting the following criteria are classified as real estate held-for-sale:

         o Management having the authority to approve the action commits the organization to a plan to sell the property.

         o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.

         o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.

         o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.

         o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.

         o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

      Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

      Valuation allowances are netted against the asset categories to which they apply.

      Policy loans are stated at unpaid principal balances.

      Partnerships and joint venture interests in which the Company has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) or those that meet FIN No. 46(R) requirements for consolidation are consolidated; those in which the Company does not have control and a majority economic interest and those that do not meet FIN No. 46(R) requirements for consolidation are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

      Equity securities include common stock classified as available for sale securities, and are carried at estimated fair value. Equity securities are included in other invested assets.

      Units held in Alliance Capital Management L.P. ("Alliance"), an affiliate, are carried on the equity method and reported in other invested assets.

      Short-term investments are stated at amortized cost that approximates fair value and are included with other invested assets.

      Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

      All securities owned including United States government and agency securities and mortgage-backed securities are recorded in the consolidated financial statements on a trade date basis.

      NET INVESTMENT INCOME, INVESTMENT GAINS (LOSSES), NET AND UNREALIZED INVESTMENT GAINS (LOSSES)
      --------------------------------------------------------------------

      Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in investment gains or losses.

      Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred income taxes, amounts attributable to Closed Block policyholder dividend obligation, deferred policy acquisition costs ("DAC") and VOBA related to universal life and investment-type products and participating traditional life contracts.

      RECOGNITION OF INSURANCE INCOME AND RELATED EXPENSES
      ----------------------------------------------------

      Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

      Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

      For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as income when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

      Premiums from individual health contracts are recognized as income over the period to which the premiums related in proportion to the amount of reinsurance protection provided.

      DAC AND VOBA
      ------------

      Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

      VOBA, which is established in accordance with business combination purchase accounting guidance, is based on the present value of future profits embedded in the acquired contracts. VOBA is determined by estimating the net present value of future cash flows expected to result from contracts in force at the date of the transaction. Future positive cash flows include investment spreads, and fees and other charges assessed to the contracts for as long as they remain in force, while future negative cash flows include costs to administer the contracts and taxes. Contract balances, from which the cash flows arise, are projected using assumptions for add-on deposits, participant withdrawals, contract surrenders, and investment returns. VOBA is further explicitly adjusted to reflect the cost associated with the capital invested in the business. VOBA will be amortized over the expected life of the contracts (approximately 10-30 years) according to the type of contract involved using the methods described below as applicable. VOBA is subject to loss recognition testing at the end of each accounting period.

      For universal life products and investment-type products, DAC and VOBA are amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC and VOBA of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. A decrease in expected gross profits would accelerate DAC and VOBA amortization. Conversely, an increase in expected gross profits would slow DAC and VOBA amortization.

      The effect on the DAC and VOBA assets that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in shareholder's equity as of the balance sheet date.

      A significant assumption in the amortization of DAC and VOBA on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Expected future gross profit assumptions related to Separate Account performance are set by management using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. Currently, the average gross long-term annual return estimate is 9.0% (6.89% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (12.66% net of product weighted average Separate Account fees) and 0% (-2.34% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 9% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC and VOBA amortization. Conversely, actual market returns resulting in assumed future market returns of 0% for more than 5 years would result in a required deceleration of DAC and VOBA amortization. As of December 31, 2004, current projections of future average gross market returns assume a 2.3% return for 2005 which is within the maximum and minimum limitations and assume a reversion to the mean of 9% after 1.5 years.

      In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC and VOBA amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC and VOBA amortization. Generally, life mortality experience has been improving in recent years.

      Other significant assumptions underlying gross profit estimates relate to contract persistency and general account investment spread.

      For participating traditional life policies (substantially all of which are in the Closed Block), DAC and VOBA are amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2004, the average rate of assumed investment yields, excluding policy loans is 5.0%. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC and VOBA of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC and VOBA assets that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

      For non-participating traditional life policies, DAC and VOBA are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

      POLICYHOLDERS' ACCOUNT BALANCES AND FUTURE POLICY BENEFITS
      ----------------------------------------------------------

      Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

      The Company issues certain variable annuity products with a Guaranteed Minimum Death Benefit ("GMDB") feature. The Company also issues certain variable annuity products that contain a Guaranteed Minimum Income Benefit ("GMIB") feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit base. The risk associated with the GMDB and GMIB features is that a protracted under-performance of the financial markets could result in GMDB and GMIB benefits being higher than what accumulated policyholder account balances would support. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC and VOBA. The determination of this estimated liability is based on models which involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rates, mortality experience, and, for GMIB, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC and VOBA amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

      For reinsurance contracts reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

      For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

      For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC and VOBA are written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.0% to 6.0% for life insurance liabilities and from 2.5% to 6.75% for annuity liabilities.

      Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumption as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

      Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $1.0 million and $0.7 million at December 31, 2004 and 2003, respectively. At December 31, 2004 and 2003, respectively, $353.0 million and $355.1 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group (see Note 16). Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized as follows:

                                                          SIX MONTHS       SIX MONTHS         Year            Year
                                                             ENDED           ENDED           Ended            Ended
                                                          DECEMBER 31,      JUNE 30,      December 31,     December 31,
                                                             2004             2004            2003            2002
                                                          ------------    ------------   ------------     -------------
                                                          (SUCCESSOR)     (PREDECESSOR)  (PREDECESSOR)    (PREDECESSOR)
                                                                                 (IN MILLIONS)

Incurred benefits related to current year...............   $     0.1        $   0.1        $    0.1        $    0.1
Incurred benefits related to prior years................         0.3            0.2             0.3             0.1
                                                           ---------        -------        --------        --------
      Total Incurred Benefits...........................   $     0.4        $   0.3        $    0.4        $    0.2
                                                           =========        =======        ========        ========

Benefits paid related to current year...................   $     0.1        $   0.1        $    0.1        $    0.1
Benefits paid related to prior years....................         0.2            0.1             0.2             0.2
                                                           ---------        -------        --------        --------
        Total Benefits Paid.............................   $     0.3        $   0.2        $    0.3        $    0.3
                                                           =========        =======        ========        ========

      POLICYHOLDERS' DIVIDENDS
      ------------------------

      The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by the Company's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate levels of statutory surplus to be retained by the Company.

      At December 31, 2004, participating policies, including those in the Closed Block, represent approximately 20.5% ($23.4 billion) of directly written life insurance in-force, net of amounts ceded.

      SEPARATE ACCOUNTS
      -----------------

      Generally, Separate Accounts established under New York State and Arizona State Insurance Law are not chargeable with liabilities that arise from any other business of the Company. Separate Accounts' assets are subject to General Account claims only to the extent Separate Accounts' assets exceed Separate Accounts' liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Company does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the balance sheets. Assets held in the Separate Accounts are carried at quoted market values or, where quoted values are not readily available, at estimated fair values as determined by the Company.

      The investment results of Separate Accounts on which the Company does not bear the investment risk are reflected directly in Separate Accounts' liabilities and are not reported in revenues in the statements of operations. For the years ended December 31, 2004, 2003 and 2002, investment results of such Separate Accounts were gains (losses) of $522.9 million, $868.5 million and $(756.7) million, respectively.

      Deposits to Separate Accounts are reported as increases in Separate Accounts' liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all Separate Accounts are included in revenues.

      OTHER ACCOUNTING POLICIES
      -------------------------

      The Company, through Enterprise, sells Class B and C shares, which are subject to a contingent deferred sales charge ("CDSC"). At the time of sale, the Company pays commissions to brokers and dealers for sales of Enterprise Group of Funds Class B and C shares. Class B commissions paid are deferred and amortized on the lesser of six years straight-line, or the period during which the related distribution and CDSC revenues are earned. The Company evaluates the recoverability through ongoing estimates of future revenues from Class B shares. Class C share commissions are expensed when paid.

      See Note 5 for a description of the Company's intangible assets related to the Holding Company's acquisition of MONY.

      Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software.

      In 2004, MONY Life filed a consolidated federal income tax return with its life and non-life subsidiaries for the predecessor period (January 1, 2004 through July 8, 2004). For the successor tax year beginning July 9, 2004 and ending December 31, 2004, MONY Life will file a consolidated federal income tax return with its life subsidiaries. MONY Life's non-life subsidiaries will file a separate consolidated federal income tax return for the same successor period. Under the provisions of the Internal Revenue Code, life insurance companies cannot be included with the consolidated return of their ultimate parent for a period of five years from the date of acquisition. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

      The Company and AXA Financial account for stock option and other stock-based compensation in accordance with the provisions of Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the opinion, stock option awards result in compensation expense only if the current market price of the underlying stock exceeds the option strike price at the grant date. See Note 14 for the pro forma disclosures required by SFAS No. 123, "Accounting for Stock-Based Compensation," and SFAS No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure".

4)    INVESTMENTS

         The following table provides additional information relating to fixed maturities and equity securities.

                                                                     GROSS              GROSS
                                                 AMORTIZED         UNREALIZED         UNREALIZED        ESTIMATED
                                                   COST              GAINS              LOSSES          FAIR VALUE
                                               -------------     ------------       ------------       ------------
                                                                           (IN MILLIONS)
        DECEMBER 31, 2004
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate.....................     $     7,031.1     $      164.1       $       14.7       $    7,180.5
            Mortgage-backed...............             377.0              5.5                -                382.5
            U.S. Treasury, government
              and agency securities.......             530.1             17.4                0.1              547.4
            States and political
              subdivisions ...............               9.0              0.7                -                  9.7
            Foreign governments...........              98.4              1.5                0.6               99.3
            Redeemable preferred stock....             152.3              8.9                0.6              160.6
                                               -------------     ------------       ------------       ------------
              Total Available for Sale....     $     8,197.9     $      198.1       $       16.0       $    8,380.0
                                               =============     ============       ============       ============

        Equity Securities:
           Available for Sale.............     $        48.2     $        2.7       $        1.8       $       49.1
                                               =============     ============       ============       ============


        December 31, 2003

        Fixed Maturities:
          Available for Sale:
            Corporate.....................     $     6,136.4     $      459.9       $       26.9       $    6,569.4
            Mortgage-backed...............             357.6              2.9                4.0              356.5
            U.S. Treasury, government
              and agency securities.......           1,333.0             37.7               13.2            1,357.5
            States and political
              subdivisions ...............              10.3              0.1                -                 10.4
            Foreign governments...........             128.9             10.9                0.2              139.6
            Redeemable preferred stock....              37.0              4.2                -                 41.2
                                               -------------     ------------       ------------       ------------
              Total Available for Sale....     $     8,003.2     $      515.7       $       44.3       $    8,474.6
                                               =============     ============       ============       ============

        Equity Securities:
           Available for Sale.............     $       243.6     $       25.3       $       17.2       $      251.7
                                               =============     ============       ============       ============


        For publicly traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company determines estimated fair values using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the balance sheets. At December 31, 2004 and 2003, securities without a readily ascertainable market value having an amortized cost of $2,165.7 million and $2,411.8 million, respectively, had estimated fair values of $2,221.9 million and $2,573.9 million, respectively.

        The contractual maturity of bonds at December 31, 2004 is shown below:

                                                                                        AVAILABLE FOR SALE
                                                                                 -------------------------------
                                                                                   AMORTIZED         ESTIMATED
                                                                                     COST            FAIR VALUE
                                                                                 ---------------   -------------
                                                                                           (IN MILLIONS)
        Due in one year or less..............................................    $      333.7       $      332.7
        Due in years two through five........................................         2,153.9            2,171.8
        Due in years six through ten.........................................         3,070.5            3,159.7
        Due after ten years..................................................         2,110.5            2,172.7
        Mortgage-backed securities...........................................           377.0              382.5
                                                                                 ------------      -------------
        Total................................................................    $    8,045.6       $    8,219.4
                                                                                 ============      =============

        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio. This review process culminates with a quarterly review of certain assets by AXA Financial's Investments Under Surveillance Committee that evaluates whether any investments are other than temporarily impaired. The review considers an analysis of individual credit metrics of each issuer as well as industry fundamentals and the outlook for the future. Based on the analysis, a determination is made as to the ability of the issuer to service its debt obligations on an ongoing basis. If this ability is deemed to be impaired, then the appropriate provisions are taken.

        The following table discloses fixed maturities (253 fixed maturities) that have been in a continuous unrealized loss position for less than a twelve month period as of December 31, 2004:

                                                       LESS THAN 12 MONTHS
                                                   --------------------------
                                                                     GROSS
                                                    ESTIMATED      UNREALIZED
                                                    FAIR VALUE       LOSSES
                                                   -------------  -----------
           Fixed Maturities:
             Corporate.......................      $   1,539.4    $     14.7
             Mortgage-backed.................             11.7           -
             U.S. Treasury,
               government and
               agency securities.............             54.1           0.1
             Foreign governments.............             39.9           0.6
             Redeemable
               preferred stock...............            122.2           0.6
                                                   -----------    ----------
           Total Temporarily
             Impaired Securities ............      $   1,767.3    $     16.0
                                                   ===========    ==========

      There were no securities in a continuous unrealized loss position for more than a twelve month period at December 31, 2004.

      The Company's fixed maturity investment portfolio includes corporate high yield securities consisting of public high yield bonds, redeemable preferred stocks and directly negotiated debt. These corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2004, approximately $436.0 million, or 5.4%, of the $8,048.9 million aggregate amortized cost of bonds held by the Company was considered to be other than investment grade.

      At December 31, 2004, the carrying value of fixed maturities which were non-income producing for the twelve months preceding that date was $4.7 million.

      The Company holds equity in limited partnership interests and other equity method investments that primarily invest in securities considered to be other than investment grade. The carrying values at December 31, 2004 and 2003 were $154.8 million and $177.6 million, respectively.

      At December 31, 2004, the Company held 5.6 million units in Alliance, an affiliate, with a carrying value of $225.0 million.

      The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $13.9 million and $15.3 million at December 31, 2004 and 2003, respectively. Gross interest income on these loans included in net investment income aggregated $0.2 million, $0.5 million, $1.3 million and $1.5 million for the six months ended December 31, 2004, six months ended June 30, 2004, and full years 2003 and 2002, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $0.2 million, $0.7 million, $1.6 million and $4.0 million for the six months ended December 31, 2004, six months ended June 30, 2004, and full years 2003 and 2002, respectively.

      Impaired mortgage loans along with the related investment valuation allowances follow:

                                                                                        DECEMBER 31,
                                                                             -----------------------------------
                                                                                   2004                 2003
                                                                             -------------         -------------
                                                                               (SUCCESSOR)         (PREDECESSOR)
                                                                                         (IN MILLIONS)

        Impaired mortgage loans with investment valuation allowances.......  $          4.9       $         14.3
        Impaired mortgage loans without investment valuation allowances....            11.9                 30.2
                                                                             --------------       --------------
        Recorded investment in impaired mortgage loans.....................            16.8                 44.5
        Investment valuation allowances....................................            (0.5)                (3.2)
                                                                             --------------       --------------
        Net Impaired Mortgage Loans........................................  $         16.3       $         41.3
                                                                             ==============       ==============

      Interest income recognized on impaired mortgage loans totaled $0.4 million, $(0.1) million, $4.1 million and $11.3 million for the six months ended December 31, 2004, six months ended June 30, 2004, and full years 2003 and 2002, respectively.

      Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2004 and 2003, there were no mortgage loans on real estate that had been classified as nonaccrual loans.

      The Company's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2004 and 2003, there was no equity real estate held-for-sale. For 2004, 2003 and 2002, respectively, real estate of $0.0 million, $0.0 million and $12.0 million was acquired in satisfaction of debt. At December 31, 2004 and 2003, the Company owned $12.8 million and $23.2 million, respectively, of real estate acquired in satisfaction of debt.

      Accumulated depreciation on real estate was $4.0 million and $85.6 million at December 31, 2004 and 2003, respectively. Depreciation expense on real estate totaled $4.0 million, $5.2 million, $10.3 million and $8.9 million for the six months ended December 31, 2004, six months ended June 30, 2004, and full years 2003 and 2002, respectively.

      Investment valuation allowances for mortgage loans and equity real estate and changes thereto follow:

                                                          SIX MONTHS      SIX MONTHS         Year             Year
                                                             ENDED           ENDED           Ended            Ended
                                                          DECEMBER 31,      JUNE 30,      December 31,     December 31,
                                                             2004             2004            2003             2002
                                                          -----------    -------------   -------------    -------------
                                                          (SUCCESSOR)    (PREDECESSOR)   (PREDECESSOR)    (PREDECESSOR)
                                                                                 (IN MILLIONS)
 Balances, beginning of period.....................      $      22.2      $     20.0       $     22.7     $     28.4
 Additions charged to income.......................              0.5             3.4              0.9            0.8
 Deductions for writedowns and asset dispositions..              --             (1.2)            (3.6)          (2.1)
 Transfer of real estate...........................              --              --               --            (4.4)
 Effect of push-down accounting of AXA Financial's
 purchase price on the Company's net assets........            (22.2)            --               --             --
                                                         ------------     ----------       ----------     ----------
 Balances, End of Period...........................      $       0.5      $     22.2       $     20.0     $     22.7
                                                         ============     ==========       ==========     ==========

 Balances, end of period comprise:
 Mortgage loans on real estate.....................      $       0.5      $     22.2       $     20.0     $     22.7
                                                         ============     ==========       ==========     ==========

5)    GOODWILL AND OTHER INTANGIBLE ASSETS

      Goodwill of $425.8 million was recorded as a result of the acquisition of MONY by the Holding Company. Goodwill is not subject to amortization, therefore regular impairment testing is required. In connection with the acquisition of MONY, management continues to evaluate the products sold by the Company as part of an overall review of products offered by AXA Equitable and its other affiliates with a view towards reducing duplication of products, improving the quality of the product line-up and enhancing the overall profitability of AXA Financial. This evaluation has resulted in the recent discontinuation of new sales of certain insurance and annuity products offered by the Company, and it is contemplated that new sales of certain other life insurance and annuity products offered by the Company will be discontinued during 2005 and possibly thereafter. In addition, it is expected that in the first half of 2005 MONY Life financial professionals will become financial professionals of affiliates AXA Network, LLC and AXA Advisors, LLC. As a result of the expected reduction of the Company's profits from future sales and the transfer of the agency sales force to affiliates, a $425.8 million goodwill impairment charge was recorded in the last six months of 2004. Also, in connection with the transfer of MONY Life's sales force to affiliates in 2005, a non-cash dividend is expected to be made by MONY Life to AXA Financial to reflect the transfer of MONY Life's distribution network intangible asset to AXA Financial.

      The following presents the Company's intangible assets, including VOBA, as of December 31, 2004, related to the Holding Company's acquisition of
      MONY:

                                                                             LESS:             LESS:
                                                        GROSS CARRYING    ACCUMULATED        IMPACT OF
                                                            AMOUNT       AMORTIZATION(1)   CO-INSURANCE(2)       NET
                                                        --------------   ---------------   ---------------       ---
                                                                                 (IN MILLIONS)

Intangible assets subject to amortization:
   VOBA.............................................    $       868.8     $    (76.1)       $   (27.9)      $  764.8
   Insurance distribution network...................             64.0           (2.4)             --            61.6
   Mutual fund distribution fees....................             20.9           (5.2)             --            15.7
                                                        -------------     ----------        ---------       --------
     Total intangible assets subject to amortization            953.7          (83.7)           (27.9)         842.1
                                                        -------------     ----------        ---------       --------

Intangible assets not subject to amortization:
   Investment management contracts..................             60.0             --              --            60.0
                                                        -------------     ----------        ---------       --------
Total Intangible Assets.............................    $     1,013.7     $    (83.7)       $   (27.9)      $  902.1
                                                        =============     ==========        =========       ========

      For the six months ended December 31, 2004, total amortization expense related to these intangible assets was $60.8 million. Intangible assets amortization expense is estimated to range from $75.1 million in 2005 to $60.8 million in 2009.

-------------
(1) Includes reactivity to unrealized investment gains and losses.
(2) The impact of co-insurance shown above relates to the co-insurance agreement entered into on December 31, 2004 between USFL and AXA Financial (Bermuda) Ltd., an affiliate, whereby AXA Financial (Bermuda) Ltd. assumed certain term life insurance contracts written by USFL as described further in Note 15.

6)    EQUITY METHOD INVESTMENTS

      Included in equity real estate or other equity investments, as appropriate, are interests in real estate joint ventures and limited partnership interests accounted for under the equity method with a total carrying value of $203.5 million and $344.2 million at December 31, 2004 and 2003, respectively. The Company's total equity in net (losses) earnings for these real estate joint ventures and limited partnership interests was $(2.8) million, $13.0 million, $15.0 million, and $12.2 million, respectively, for the six months ended December 31, 2004, six months ended June 30, 2004, and full years 2003 and 2002, respectively.

      Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater (6 and 4 individual ventures at December 31, 2004 and 2003, respectively) and the Company's carrying value and equity in net earnings for those real estate joint ventures and limited partnership interests:

                                                                                           DECEMBER 31,
                                                                                ---------------------------------
                                                                                     2004                2003
                                                                                  -----------       -------------
                                                                                  (SUCCESSOR)       (PREDECESSOR)
                                                                                           (IN MILLIONS)
        BALANCE SHEETS
        Investments in real estate, at depreciated cost........................  $        42.6      $        90.7
        Investments in securities, generally at estimated fair value...........          197.1              191.3
        Cash and cash equivalents..............................................            2.9                2.0
        Other assets...........................................................           13.1               12.9
                                                                                 -------------      -------------
        Total Assets...........................................................  $       255.7      $       296.9
                                                                                 =============      =============

        Borrowed funds - third party...........................................  $       133.4      $       146.7
        Other liabilities......................................................            4.5                9.8
                                                                                 -------------      -------------
        Total liabilities......................................................          137.9              156.5
                                                                                 -------------      -------------

        Partners' capital......................................................          117.8              140.4
                                                                                 -------------      -------------
        Total Liabilities and Partners' Capital................................  $       255.7      $       296.9
                                                                                 =============      =============

        The Company's Carrying Value in These Entities Included Above..........  $        41.5      $        40.5
                                                                                 =============      =============

                                                        SIX MONTHS      SIX MONTHS          Year             Year
                                                          ENDED            ENDED           Ended            Ended
                                                       DECEMBER 31,       JUNE 30,      December 31,     December 31,
                                                           2004            2004             2003             2002
                                                       ------------    -------------   -------------    -------------
                                                       (SUCCESSOR)     (PREDECESSOR)   (PREDECESSOR)    (PREDECESSOR)
                                                                               (IN MILLIONS)

STATEMENTS OF EARNINGS
 Revenues of real estate joint ventures............    $      12.8     $      26.9      $      37.2     $      31.8
 Interest expense - third party....................           (1.0)           (2.4)            (4.3)           (3.3)
 Other expenses....................................           (2.9)           (6.7)           (15.4)          (14.5)
                                                       -----------     -----------      -----------     -----------
 Net Earnings......................................    $       8.9     $      17.8      $      17.5     $      14.0
                                                       ===========     ===========      ===========     ===========
 The Company's Equity in Net Earnings of These
   Entities Included Above.........................    $       2.2     $       4.8      $       5.3     $       4.0
                                                       ===========     ===========      ===========     ===========

7)    NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

      The sources of net investment income follow:

                                                          SIX MONTHS       SIX MONTHS         Year            Year
                                                             ENDED           ENDED           Ended            Ended
                                                          DECEMBER 31,      JUNE 30,      December 31,     December 31,
                                                             2004             2004            2003            2002
                                                          ------------    -------------  -------------    -------------
                                                          (SUCCESSOR)     (PREDECESSOR)  (PREDECESSOR)    (PREDECESSOR)
                                                                                 (IN MILLIONS)
Fixed maturities.......................................   $    202.3      $     237.3      $    498.9     $     486.7
Mortgage loans on real estate..........................         78.9             69.4           143.4           138.9
Equity real estate.....................................         11.3             16.0             5.5            28.6
Other equity investments...............................         (0.8)             7.0            12.7             7.8
Policy loans...........................................         35.7             36.7            78.7            84.8
Other investment income................................          4.2              2.6            20.0            12.9
                                                         -----------      -----------     -----------     -----------

   Gross investment income.............................        331.6            369.0           759.2           759.7

Investment expenses....................................         23.9             17.3            35.0            34.3
                                                         -----------      -----------     -----------     -----------

Net Investment Income..................................  $     307.7      $     351.7     $     724.2     $     725.4
                                                         ===========      ===========     ===========     ===========


      Investment Gains (Losses), including changes in the valuation allowances, follow:

                                                          SIX MONTHS       SIX MONTHS         Year            Year
                                                             ENDED           ENDED           Ended            Ended
                                                          DECEMBER 31,      JUNE 30,      December 31,     December 31,
                                                             2004             2004            2003            2002
                                                          ------------    -------------  -------------    -------------
                                                          (SUCCESSOR)     (PREDECESSOR)  (PREDECESSOR)    (PREDECESSOR)
                                                                                 (IN MILLIONS)
Fixed maturities...................................       $      8.2      $     (8.8)     $      50.0     $    (79.5)
Mortgage loans on real estate......................              7.3            (0.3)            18.6           (3.0)
Equity real estate.................................              0.1            (0.4)             1.3          (31.1)
Other equity investments...........................             (1.1)           (1.9)            (9.1)         (38.7)
Other..............................................             (0.1)            6.3            (14.4)           1.2
                                                         -----------      ----------      -----------     ----------
Investment Gains (Losses), Net.....................      $      14.4      $     (5.1)     $      46.4     $   (151.1)
                                                         ===========      ==========      ===========     ==========

      Writedowns of fixed maturities amounted to $8.5 million, $2.1 million, $30.0 million and $115.5 million for the six months ended December 31, 2004, six months ended June 30, 2004, and full years 2003 and 2002, respectively. There were no writedowns of mortgage loans on real estate and equity real estate for the six months ended December 31, 2004, six months ended June 30, 2004, and full years 2003 and 2002.

      For the six months ended December 31, 2004, six months ended June 30, 2004, and full years 2003 and 2002, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $931.8 million, $857.1 million, $1,844.2 million and $468.1 million. Gross gains of $15.5 million, $21.3 million, $70.3 million and $35.1 million and gross losses of $1.7 million, $32.5 million, $0.4 million and $6.6 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for the six months ended December 31, 2004, six months ended June 30, 2004, and full years 2003 and 2002 amounted to $182.1 million, $(41.5) million, $(43.2) million and $360.5 million, respectively.

      The net unrealized investment gains (losses) included in the balance sheets as a component of accumulated other comprehensive income and the changes for the corresponding years, on a line by line basis, follow:

                                                          SIX MONTHS      SIX MONTHS          Year            Year
                                                            ENDED            ENDED           Ended           Ended
                                                         DECEMBER 31,       JUNE 30,      December 31,    December 31,
                                                             2004            2004             2003            2002
                                                         ------------   -------------     -------------  -------------
                                                         (SUCCESSOR)    (PREDECESSOR)     (PREDECESSOR)  (PREDECESSOR)
                                                                                 (IN MILLIONS)
Balance, beginning of period...........................  $      35.6    $     84.6       $     95.0      $     51.2
Changes in unrealized investment gains (losses)........        183.0        (243.9)           (30.3)          333.4
Changes in unrealized investment gains (losses)
attributable to:
   Closed Block policyholder dividend obligation.......       (102.9)         78.2             17.0          (129.8)
   DAC and VOBA........................................
                                                               (19.6)         50.6            (12.2)          (67.4)
   Deferred income taxes...............................        (20.4)         66.1             15.1           (92.4)
Effect of push-down accounting of AXA Financial's
   purchase price on the Company's net assets..........        (35.6)          --               --              --
                                                         -----------     ---------       ----------      ----------
Balance, end of period.................................  $      40.1     $    35.6       $     84.6      $     95.0
                                                         ===========     =========       ==========      ==========


Balance, end of period comprises:
   Unrealized investment gains on:
      Fixed maturities.................................  $     182.1     $   242.0       $    471.4      $    507.9
      Other equity investments.........................          0.9           4.1              8.1            (5.0)
      Other ...........................................          --            1.1             11.6            18.5
                                                         -----------     ---------       ----------      ----------
          Total........................................        183.0         247.2            491.1           521.4
   Amounts of unrealized investment gains (losses)
    attributable to:
   Closed Block policyholder dividend obligation.......       (102.9)        (91.8)          (170.0)         (187.0)
   DAC and VOBA........................................        (19.6)        (55.7)          (106.3)          (94.1)
     Deferred income taxes.............................        (20.4)        (64.1)          (130.2)         (145.3)
                                                         -----------     ---------       ----------      ----------
Total..................................................  $      40.1     $    35.6       $     84.6      $     95.0
                                                         ===========     =========       ==========      ==========

      Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

8)    OTHER COMPREHENSIVE INCOME (LOSS)

      Accumulated other comprehensive income represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                              SIX MONTHS       SIX MONTHS          Year            Year
                                                                ENDED             ENDED           Ended           Ended
                                                             DECEMBER 31,        JUNE 30,      December 31,    December 31,
                                                                 2004             2004             2003            2002
                                                             ------------     -------------    -------------   -------------
                                                             (SUCCESSOR)      (PREDECESSOR)    (PREDECESSOR)   (PREDECESSOR)
                                                                                     (IN MILLIONS)

Unrealized gains on investments.........................    $       40.1      $       35.6     $      84.6     $       95.0
Minimum pension liability...............................             --              (12.4)          (13.8)           (15.0)
                                                            -------------     ------------     ------------    ------------
Total Accumulated Other Comprehensive Income............    $       40.1      $       23.2     $      70.8     $       80.0
                                                            =============     ============     ============    ============

      The components of other comprehensive income (loss) for the past three years follow:

                                                              SIX MONTHS      SIX MONTHS          Year            Year
                                                                ENDED            ENDED           Ended           Ended
                                                             DECEMBER 31,       JUNE 30,      December 31,    December 31,
                                                                 2004            2004             2003            2002
                                                             ------------   -------------    -------------   -------------
                                                             (SUCCESSOR)    (PREDECESSOR)    (PREDECESSOR)   (PREDECESSOR)
                                                                                     (IN MILLIONS)
Net unrealized gains (losses) on investments:
   Net unrealized gains (losses) arising during the period.  $     196.2     $    (241.1)     $     (41.1)    $     373.3
   (Gains) losses reclassified into net earnings during
   the period..............................................        (13.2)           (2.8)            10.8           (39.9)
                                                             -----------     -----------      -----------     -----------
Net unrealized gains (losses) on investments...............        183.0          (243.9)           (30.3)          333.4
Adjustments for policyholders' liabilities, DAC and VOBA
   and deferred income taxes...............................       (142.9)          194.9             19.9          (289.6)
                                                             -----------     -----------      -----------     -----------
Change in unrealized gains (losses), net of adjustments....         40.1           (49.0)           (10.4)           43.8
Change in minimum pension liability........................          -               1.4              1.2            (1.9)
                                                             -----------     -----------      -----------     -----------
Total Other Comprehensive Income (Loss)....................  $      40.1     $     (47.6)     $      (9.2)    $      41.9
                                                             ===========     ===========      ===========     ===========

9)    CLOSED BLOCK

      The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block which would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company had developed an actuarial calculation of the expected timing of its Closed Block's earnings. Further, in connection with the acquisition of MONY, AXA Financial has developed a revised actuarial calculation of the expected timing of the Company's Closed Block earnings as of July 1, 2004.

      If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

      Many expenses related to Closed Block operations, including amortization of DAC and VOBA, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

      Summarized financial information for the Closed Block is as follows:

                                                                                                    DECEMBER 31,  December 31,
                                                                                                        2004         2003
                                                                                                    ------------ -------------
                                                                                                    (SUCCESSOR)  (PREDECESSOR)
                                                                                                          (IN MILLIONS)

         CLOSED BLOCK LIABILITIES:
         Future policy benefits, policyholders' account balances and other.....................     $  7,360.9    $  7,362.0
         Policyholder dividend obligation......................................................          250.8         235.7
         Other liabilities.....................................................................           15.3         107.0
                                                                                                    ----------    ----------
         Total Closed Block liabilities........................................................     $  7,627.0    $  7,704.7
                                                                                                    ==========    ==========

         ASSETS DESIGNATED TO THE CLOSED BLOCK:
         Fixed maturities, available for sale, at estimated fair value (amortized cost,
         $4,338.0 and $4,087.4)................................................................     $  4,440.9    $  4,348.9
         Mortgage loans on real estate.........................................................          592.5         593.6
         Policy loans..........................................................................        1,025.0       1,078.0
         Cash and other invested assets........................................................           84.3          54.1
         Other assets..........................................................................          190.5         216.6
                                                                                                    ----------    ----------
         Total assets designated to the Closed Block...........................................        6,333.2       6,291.2
                                                                                                    ----------    ----------
         Excess of Closed Block liabilities over assets designated to the Closed Block.........        1,293.8       1,413.5

         Amounts included in accumulated other comprehensive income:

            Net unrealized gains, net of deferred income tax expense of $0.0 and
                $75.3 million and policyholder dividend obligation of $102.9
                million and $(170.0) million.............. ....................................            --           76.8
                                                                                                    ----------    ----------
         Maximum Future Earnings To Be Recognized From Closed Block Assets and Liabilities ....     $  1,293.8    $  1,490.3
                                                                                                    ==========    ==========

      Closed Block revenues and expenses were as follows:

                                                                 SIX MONTHS      SIX MONTHS         Year              Year
                                                                   ENDED           ENDED            Ended             Ended
                                                                DECEMBER 31,      JUNE 30,       December 31,     December 31,
                                                                    2004            2004            2003              2002
                                                                ------------    -------------   -------------    -------------
                                                                (SUCCESSOR)     (PREDECESSOR)   (PREDECESSOR)    (PREDECESSOR)
                                                                                        (IN MILLIONS)

REVENUES:
Premiums and other income.....................................  $     230.8     $     221.0     $     481.1      $     511.3
Investment income (net of investment expenses of $2.9, $2.8,
   $5.2 and $4.6).............................................        175.0           184.2           393.5            396.5
Investment gains (losses), net................................         13.1            (2.4)           12.2            (51.4)
                                                                -----------     -----------     -----------      -----------
Total revenues                                                        418.9           402.8           886.8            856.4
                                                                -----------     -----------     -----------      -----------

BENEFITS AND OTHER DEDUCTIONS:
Policyholders' benefits and dividends.........................        359.1           354.5           783.3            752.3
Other operating costs and expenses............................          9.9             5.2            15.3             14.7
                                                                -----------     -----------     -----------      -----------
Total benefits and other deductions                                   369.0           359.7           798.6            767.0
                                                                -----------     -----------     -----------      -----------
Net revenues before income taxes..............................         49.9            43.1            88.2             89.4
Income tax expense............................................        (17.4)          (15.1)          (30.9)           (31.3)
                                                                -----------     -----------     -----------      -----------
Net Revenues..................................................  $      32.5     $      28.0     $      57.3      $      58.1
                                                                ===========     ===========     ===========      ===========

      Reconciliation of the policyholder dividend obligation is as follows:

                                                                                  SIX MONTHS         SIX MONTHS        Year
                                                                                     ENDED             ENDED           Ended
                                                                                  DECEMBER 31,        JUNE 30,      December 31,
                                                                                     2004               2004           2003
                                                                                  ------------     -------------   -------------
                                                                                  (SUCCESSOR)      (PREDECESSOR)   (PREDECESSOR)
                                                                                                  (IN MILLIONS)
        Balance, beginning of period..........................................    $      158.8    $      235.7     $       220.2
        Applicable to Net Revenues............................................             0.2             1.4              32.5
        Unrealized investment gains...........................................           102.9           (78.3)            (17.0)
        Effect of push-down accounting of AXA Financial's purchase price on
           the Company's net assets...........................................           (11.1)            --                --
                                                                                  ------------    ------------     -------------
        Balance, End of Period................................................    $      250.8    $      158.8     $       235.7
                                                                                  ============    ============     =============

      Closed Block valuation allowances on mortgage loans on real estate amounted to $0.2 million and $7.4 million at December 31, 2004 and 2003, respectively. Writedowns of fixed maturities amounted to $0.3 million for the six months ended December 31, 2004, $0.6 million for the six months ended June 30, 2004, and $16.5 million and $64.5 million for the full years 2003 and 2002, respectively.

10)   GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES

      Variable Annuity Contracts - GMDB and GMIB

      The Company issues certain variable annuity contracts with GMDB and GMIB features that guarantee either:

      a) Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

      b) Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals); or

      c) Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages.

      The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders' liabilities in 2004:

                                                                GMDB                GMIB              TOTAL
                                                            ------------       ------------       -------------
                                                                               (IN MILLIONS)
      Balance at December 31, 2003.......................   $        4.0       $        -         $         4.0
        Impact of adoption of SOP 03-1...................           (3.2)               0.1                (3.1)
        Paid guarantee benefits..........................           (3.8)               -                  (3.8)
        Other changes in reserve.........................            4.0                -                   4.0
                                                            ------------       ------------       -------------
      Balance at December 31, 2004.......................   $        1.0       $        0.1       $         1.1
                                                            ============       ============       =============

      Related GMDB reinsurance ceded amounts were:

                                                                GMDB
                                                            ------------
                                                            (IN MILLIONS)
      Balance at December 31, 2003.......................   $        --
        Impact of adoption of SOP 03-1...................            0.4
        Paid guarantee benefits ceded....................           (3.1)
        Other changes in reserve.........................            3.7
                                                            ------------
      Balance at December 31, 2004.......................   $        1.0
                                                            ============

      The December 31, 2004 values for those variable contracts with GMDB and GMIB features are presented in the following table. Since variable contracts with GMDB guarantees may also offer GMIB guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                               RETURN
                                                 OF
                                               PREMIUM        RATCHET         ROLL-UP        COMBO           TOTAL
                                            -----------    ------------     ----------   -------------   ------------
                                                                       (DOLLARS IN MILLIONS)
      GMDB:
        Account value (1)..............     $    1,382     $    2,343           N.A.     $      205      $    3,930
        Net amount at risk, gross......     $       20     $      284           N.A.     $       12      $      316
        Net amount at risk, net of
          amounts reinsured............     $       20     $      267           N.A.     $        0      $      287
        Average attained age of
          contractholders..............           60.9           60.4           N.A.           59.6            60.5
        Percentage of contractholders
          over age 70..................           17.4%          14.6%          N.A.           11.3%           15.6%
        Guaranteed minimum return rates
                                                  N.A.           N.A.           N.A.            5.0%            5.0%

      GMIB:
        Account value (2)..............           N.A.           N.A.        $   208           N.A.      $      208
        Net amount at risk, gross......           N.A.           N.A.        $     0           N.A.      $        0
        Net amount at risk, net of
          amounts reinsured............           N.A.           N.A.        $     0           N.A.      $        0
        Weighted average years
          remaining until earliest
          annuitization...............            N.A.           N.A.            7.3           N.A.             7.3
         Guaranteed minimum return
           rates.......................           N.A.           N.A.            5.0%          N.A.             5.0%

----------------------
(1) Included General Account balances of $258 million, $390 million and $35 million, respectively, for a total of $683 million.
(2)   Included General Account balances of $35 million.

      For contracts with the GMDB feature, the net amount at risk in the event of death as of December 31, 2004 is the amount by which the GMDB benefits exceeds related account values.

      For contracts with the GMIB feature, the net amount at risk in the event of annuitization as of December 31, 2004 is defined as the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates.

      The following table presents the aggregate fair value of assets, by major investment fund option, held by Separate Accounts that are subject to GMDB and GMIB benefits and guarantees. Since variable contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

               INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                                                  DECEMBER 31,       December 31,
                                                                                      2004               2003
                                                                                  ------------       -------------
                                                                                  (SUCCESSOR)        (PREDECESSOR)
                                                                                          (IN MILLIONS)
      GMDB:
         Equity...............................................................    $    2,519        $    2,356
         Fixed income.........................................................           523               506
         Balanced.............................................................            78                80
         Other................................................................           128               187
                                                                                  ----------        ----------
         Total................................................................    $    3,248        $    3,129
                                                                                  ==========        ==========

      GMIB:
         Equity...............................................................    $      128        $       73
         Fixed income.........................................................            38                27
         Balanced.............................................................             3                 2
         Other................................................................             4                 5
                                                                                  ----------        ----------
         Total................................................................    $      173        $      107
                                                                                  ==========        ==========

      Variable and Interest-Sensitive Life Insurance Policies - No Lapse
      Guarantee

      The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements. At December 31, 2004 the Company had liabilities of $0.5 million for no lapse guarantees reflected in the General Account in future policy benefits and other policyholders' liabilities.

11)   LONG-TERM DEBT

      The Company's long term debt consists of the following:

                                                                                    DECEMBER 31,    December 31,
                                                                                        2004            2003
                                                                                    ------------    ------------
                                                                                            (IN MILLIONS)
          Surplus notes, 11.25%, due 2024.......................................    $       1.9     $       1.9
          Intercompany Surplus Note, 8.65%, due 2012............................          115.0           115.0
          Intercompany Surplus Note, 8.65%, due 2024............................          100.0           100.0
                                                                                    -----------     -----------
              Total long-term debt..............................................    $     216.9     $     216.9
                                                                                    ===========     ===========

      At December 31, 2004, $1.9 million of the Company's 11.25% surplus notes remained outstanding.

      At December 31, 2004 the Company had two separate surplus notes (the "Intercompany Surplus Notes") outstanding with the Holding Company. The Intercompany Surplus Notes have a par value of $115.0 million and $100.0 million, respectively. Principal on the Intercompany Surplus Notes is payable at maturity and interest is payable semi-annually.

12)   INCOME TAXES

      A summary of the income tax expense in the statements of operations follows:

                                                         SIX MONTHS      SIX MONTHS          Year            Year
                                                           ENDED            ENDED           Ended           Ended
                                                        DECEMBER 31,       JUNE 30,      December 31,    December 31,
                                                            2004           2004             2003            2002
                                                        ------------   -------------   --------------  --------------
                                                        (SUCCESSOR)    (PREDECESSOR)   (PREDECESSOR)   (PREDECESSOR)
                                                                                (IN MILLIONS)
Income tax expense (benefit):
    Current expense (benefit).........................  $       0.3     $      13.0      $      68.3     $     (39.0)
    Deferred expense (benefit)........................         13.1           (22.3)           (47.8)           33.0
                                                        -----------     -----------      -----------     -----------
Total.................................................  $      13.4     $      (9.3)     $      20.5     $      (6.0)
                                                        ===========     ===========      ===========     ===========

        The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                         SIX MONTHS      SIX MONTHS          Year            Year
                                                           ENDED            ENDED           Ended           Ended
                                                        DECEMBER 31,       JUNE 30,      December 31,    December 31,
                                                            2004            2004             2003            2002
                                                        ------------    -------------   -------------   -------------
                                                        (SUCCESSOR)     (PREDECESSOR)   (PREDECESSOR)   (PREDECESSOR)
                                                                              (IN MILLIONS)

Tax at statutory rate.................................  $    (137.8)    $     (10.9)    $       24.8    $       (7.4)
Goodwill impairment...................................        149.1             --               --              --
Dividends received deduction..........................          --             (1.8)            (6.0)           (1.2)
Foreign loss disallowance.............................          1.2             --               4.3             --
Tax settlement/accrual adjustment.....................          3.8             --              (4.2)          (11.9)
Officers life insurance...............................         (2.8)            --              (2.5)            3.7
Meals and entertainment...............................          0.2             0.3              1.3             1.5
Other.................................................         (0.3)            3.1              2.8             9.3
                                                        -----------     -----------      -----------     ------------
Federal income tax expense............................  $      13.4     $      (9.3)     $      20.5     $      (6.0)
                                                        ===========     ===========      ===========     ============

        The components of the net deferred Federal income taxes are as follows:

                                                       DECEMBER 31, 2004                  December 31, 2003
                                                ---------------------------------  ---------------------------------
                                                          (SUCCESSOR)                        (PREDECESSOR)
                                                ---------------------------------  ---------------------------------
                                                    ASSETS         LIABILITIES         Assets         Liabilities
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)

        Compensation and related benefits......  $      71.9      $       --        $        7.5      $       --
        Reserves and reinsurance...............        297.9              --               110.6              --
        DAC....................................         87.9              --                 --             334.6
        VOBA...................................          --              267.5               --               --
        Investments............................          --              116.3               --              47.1
        Tax loss carryforwards.................          9.6              --                 --               --
        Goodwill and intangibles...............          --               52.8               --               --
        Fixed assets and software..............         79.3              --                 --              23.9
        Policyholder dividends.................         41.4              --                35.0              --
        Non-life subsidiaries..................         55.2              --                42.2              --
        Other..................................         43.9              --                31.1              --
                                                 -----------      ------------      ------------      -----------
        Total..................................  $     687.1      $      436.6      $      226.4      $     405.6
                                                 ===========      ============      ============      ===========

      At December 31, 2004, the Company had deferred tax loss carryforwards of $27.5 million. The loss carryforwards will begin to expire in 2020.

      In 2003, the Internal Revenue Service ("IRS") commenced an examination of the Company's federal income tax returns for the years 1998 through 2001. The tax years 1994 through 1997 are currently under review by the Appeals Office of the IRS. Management believes the examinations of the Company's federal income tax returns will have no material adverse effect on the Company's consolidated results of operations or financial position.

13)   GROUP PENSION TRANSACTION

      On December 31, 1993 (the "Transaction Date"), the Company entered into an agreement (the "Agreement") with AEGON USA, Inc. ("AEGON") under which the Company transferred a substantial portion of its group pension business (hereafter referred to as the "Group Pension Transaction"), including its full service group pension contracts, consisting primarily of tax-deferred annuity, 401(k) and managed funds lines of business, to AEGON's wholly-owned subsidiary, AUSA Life Insurance Company, Inc. ("AUSA"). The Company also transferred to AUSA the corporate infrastructure supporting the group pension business, including data processing systems, facilities and regional offices. In connection with the transaction, the Company and AEGON entered into certain service agreements. These agreements, among other things, provided that the Company would continue to manage the transferred assets, and that AUSA would continue to provide certain administrative services to the Company's remaining group pension contracts not included in the transfer.

      Pursuant to the Agreement, which expired on December 31, 2002, the Company received from AUSA: (i) payments on an annual basis through December 31, 2002 (the "Group Pension Payments") equal to all of the earnings from the Existing Deposits calculated on a basis hereafter referred to as the "Earnings Formula", (ii) a final payment (the "Final Value Payment") at December 31, 2002 based on the remaining fair value of the Existing Deposits, and (iii) a contingent payment (the "New Business Growth Payment") at December 31, 2002 based on new business growth subsequent to the Transaction Date.

      For the full year 2002, AUSA reported earnings to the Company pursuant to the application of the Earnings Formula of $19.1 million, the Company recorded Group Pension Profits of $28.2 million, and the Company earned $12.8 million of interest income. In addition on December 31, 2002, the Company recorded earnings from the Final Value Payment of $54.1 million (before expenses of approximately $6.0 million relating thereto). As of December 31, 2002, the Company was not eligible for any New Business Growth payment.

      The following sets forth certain summarized financial information relating to the Group Pension Transaction for full year 2002, including information regarding the components of revenue and expense comprising the Group Pension Profits.

                                                          Year Ended
                                                          December 31,
                                                              2002
                                                         -------------
                                                         (IN MILLIONS)

REVENUES:
Product policy fees                                       $       18.3
Net investment income                                             88.2
Net realized gains (losses) on investments                         0.8
                                                          ------------
            Total revenues                                       107.3

BENEFITS AND EXPENSES:
Interest credited to policyholders' account balances              63.5
Other operating costs and expenses                                15.6
                                                          ------------
            Total benefits and expenses                           79.1
                                                          ------------
            Group Pension Profits                                 28.2
                                                          ------------
Final Value Payment(1)                                            54.1
                                                          ------------
            Total                                         $       82.3
                                                          ============

--------------------
(1) Expenses of approximately $6.0 million relating to the Final Value Payment are recorded in "other operating costs and expenses" on the Company's consolidated statement of operations for 2002.

14)   STOCK OPTIONS

      In November 1998, MONY adopted the 1998 Stock Incentive Plan (the "1998 SIP") for employees of the Company and certain of its career financial professionals. As a condition for its approval by the New York Insurance Department, options awarded under the 1998 SIP were limited to no more than five percent of MONY's common shares outstanding as of the date of its initial public offering (2,361,908 shares). Options granted under the 1998 SIP included both Incentive Stock Options and Nonstatutory Stock Options ("NSOs") with exercise prices not less than 100% of the fair value of MONY's common stock as determined on their date of grant. In addition, each award had a 10-year contractual term from the date of grant and one-third vested and became exercisable on each of the first three anniversaries of the grant. In May 2002, MONY's shareholders approved the 2002 Stock Option Plan (the "2002 SOP") and the allocation of 5,000,000 shares of MONY common stock for grants under that plan. Options granted under the 2002 SOP were NSOs with exercise prices not less than 100% of the fair value of MONY's common stock as determined on the date of grant and vesting provisions determined at the discretion of MONY's board of directors. However, all options granted under the plan could not be exercised, transferred or otherwise disposed of by the grantee prior to December 24, 2003.

      On July 8, 2004, in connection with the acquisition of MONY by the Holding Company, each issued and outstanding unexercised stock option under the 1998 SIP and the 2002 SOP, whether vested or unvested, was cancelled and converted into the right to receive for each share covered by a stock option, the excess, if any, of $31.00 over the per share exercise price of the stock option, without interest, and net of applicable holding taxes. As further shown below in the summary of the Company's activity under its stock incentive plans, this resulted in the cash settlement of approximately 1.8 million stock options at a cost of $7.9 million. Each issued and outstanding unexercised stock option with a per share exercise price of $31.00 or more was cancelled without payment.

      Prior to the acquisition of MONY by the Holding Company, the Company elected to account for stock-based compensation using the intrinsic value method prescribed in APB No. 25. The following table reflects the effect on net income of the Company as if the accounting prescribed by SFAS 123 had been applied by MONY Life to the options granted to employees and outstanding as at June 30, 2004, and December 31, 2003 and 2002:

                                                          SIX MONTHS          YEAR            YEAR
                                                             ENDED           ENDED           ENDED
                                                           JUNE 30,       DECEMBER 31,    DECEMBER 31,
                                                             2004             2003            2002
                                                         -------------   -------------   -------------
                                                         (PREDECESSOR)   (PREDECESSOR)   (PREDECESSOR)
                                                                         (IN MILLIONS)

Net (Loss) Earnings as reported....................      $     (17.8)     $      56.2     $      (5.6)
Less: total stock-based employee compensation expense
determined under fair value method for all awards, net
of income tax......................................             (2.3)            (5.4)           (5.2)
                                                         -----------      -----------     -----------
Pro Forma Net (Loss) Earnings......................      $     (20.1)     $      50.8     $     (10.8)
                                                         ===========      ===========     ===========

      The Black-Scholes option pricing model was used in determining the fair value of option awards for purpose of the pro-forma disclosures above. The option pricing assumptions were as follows: exercise prices ranging from $20.90 to $44.25, dividend yields ranging from 1.02% to 2.37%, expected volatility ranging from 23.5% to 44.4%, and a range of interest rates from 3.3% to 6.7%.

      A summary of the Company's activity under its stock incentive plans for the six months ended June 30, 2004 and the years ended December 31, 2003 and 2002 is presented below:

                                                                  NUMBER OF      WEIGHTED AVERAGE
                                                                   SHARES         EXERCISE PRICE
Outstanding, December 31, 2001 (Predecessor)                      1,922,321           $32.02
   Granted                                                        1,405,495           $35.77
   Exercised                                                        (33,114)          $30.85
   Forfeited, expired or cancelled                                 (166,319)          $33.68
                                                                 ----------
Outstanding, December 31, 2002 (Predecessor)                      3,128,383           $33.60
   Granted                                                          836,025           $21.96
   Exercised                                                       (327,327)          $30.19
   Forfeited, expired or cancelled                                 (127,874)          $33.17
                                                                 ----------
Outstanding, December 31, 2003 (Predecessor)                      3,509,207           $31.17
   Granted                                                          -                 $  --
   Exercised                                                        (90,758)          $28.12
   Forfeited, expired or cancelled                                  (28,690)          $30.24
                                                                 ----------
Outstanding, June 30, 2004 (Predecessor)                          3,389,759           $31.26
   Granted                                                           --               $  --
     Cash-settled in connection with the acquisition of MONY
       by the Holding Company                                    (1,791,955)          $26.60
   Forfeited, expired or cancelled                               (1,597,804)          $36.48
                                                                 ----------
Outstanding, July 1, 2004 (Successor)                                 --              $  --
                                                                 ==========

      In May 2001, MONY shareholders approved The MONY Group Inc. Restricted Stock Ownership Plan (the "Plan"). Pursuant to the terms of the Plan, management had the authority to grant up to 1,000,000 restricted shares of MONY common stock to eligible employees, as defined in the Plan, and to establish vesting and forfeiture conditions relating thereto. During 2002 and 2001, MONY granted 97,143 and 352,050 restricted shares, respectively, to certain members of management pursuant to the Plan. These awards were conditioned on: (i) the expiration of a time-vesting period and (ii) an increase in the average per share price of MONY common stock above specified targets. In accordance with APB No. 25, compensation expense was recognized on the awards proportionally over the vesting period of the award provided that the condition with respect to the average price of MONY common stock was satisfied at the end of any period. In March 2003, MONY granted 334,050 restricted shares to certain members of management under the Plan. Vesting of the 2003 awards was conditioned only on the expiration of a time-vesting period. For the six months ended June 30, 2004 and the years ended December 31, 2003 and 2002, the Company recognized $1.7 million, $2.6 million and $0.0 million, respectively, of compensation expense relating to this program.

      On July 8, 2004, in connection with the acquisition of MONY by the Holding Company, each outstanding share of restricted stock, whether vested or unvested, was converted into the right to receive $31.00 per share, resulting in a cash settlement of approximately $16.3 million.

15)   RELATED PARTY TRANSACTIONS

      Effective December 31, 2004, USFL entered into a co-insurance agreement with AXA Financial (Bermuda) Ltd. ("AXA Bermuda"), an affiliate, whereby AXA Bermuda agreed to reinsure certain term life insurance policies written by USFL. In connection with the co-insurance agreement with AXA Bermuda, USFL paid an initial premium of $144.2 million and ceded reserves of $176.1 million, deferring the $31.9 million net gain resulting from the transaction, which will be amortized over the remaining lives of the underlying reinsured contracts. In addition, USFL received a ceding commission of $51.5 million from AXA Bermuda, which was treated as a reduction of VOBA. Amortization of VOBA for the six months ended December 31, 2004 reflects a $24.7 million pre-tax write-off ($16.0 million after-tax) of VOBA that is no longer recoverable by USFL as a result of the co-insurance agreement with AXA Bermuda.

      Effective July, 1, 2004, the Company participates in certain intercompany cost sharing and service agreements including personnel services, technology and professional development arrangements, with AXA Equitable, an affiliate. Expenses incurred under such agreements totaled approximately $2.3 million for the six months ended December 31, 2004.

      In addition to the agreements discussed above, the Company has various other service and investment advisory agreements with affiliates. The amount of expenses incurred by the Company related to these agreements was $10.6 million, $10.6 million, $19.7 million, and $18.6 million for the six months ended December 31, 2004, six months ended June 30, 2004, and full years 2003 and 2002, respectively. In addition, the Company had an intercompany payable of $3.9 million and $5.4 million at December 31, 2004 and December 31, 2003, respectively, related to these agreements.

16)   REINSURANCE

      During the predecessor periods, the Company used a variety of indemnity reinsurance agreements with reinsurers to control its loss exposure. Under the terms of these reinsurance agreements, the reinsurer was liable to reimburse the Company for the portion of paid claims ceded to it in accordance with the applicable reinsurance agreement. However, the Company remains contingently liable for all benefits payable even if the reinsurers fail to meet their obligations to the Company. Life insurance business written by the Company was ceded under various reinsurance contracts. The Company's general practice was to retain no more than $4.0 million of risk on any one person for individual products and $6.0 million for last survivor products. The benefits in connection with guaranteed minimum death benefits in excess of the return of premium benefit, which are offered under certain of the Company's annuity contracts, were 100% reinsured up to specified limits. Benefits in connection with the earnings increase benefit rider under the new MONY variable annuity were similarly reinsured. The guaranteed minimum income benefit in the new variable annuity product was 100% reinsured up to individual and aggregate limits as well as limits which are based on benefit utilization.

      During the successor period, the Company continued to reinsure most of its new variable life and universal life policies on an excess of retention basis, retaining up to a maximum of $4.0 million on single-life policies and $6.0 million on second-to-die policies. However, for amounts applied for in excess of those limits, reinsurance is ceded to AXA Equitable up to a combined maximum of $15.0 million on single-life policies and $20.0 million on second-to-die policies. Amounts in excess of those limits are reinsured with unaffiliated third parties. New term life policies continued to be coinsured on a first dollar basis, with the Company reinsuring up to 65% of each risk and any excess of its $4.0 million retention. A contingent liability exists with respect to reinsurance ceded should the reinsurers be unable to meet their obligations.

      During the predecessor and successor periods the Company ceded reinsurance on a variety of bases, including co-insurance and excess of retention, but in no case does the Company retain in excess of $4.0 million of risk on any one person for individual products and $6.0 million for last survivor products.

      At December 31, 2004 and 2003, respectively, reinsurance recoverables related to insurance contracts amounted to $796.0 million and $533.3 million, of which $383.4 million and $386.0 million relates to one specific reinsurer.

      The following table summarizes the effect of reinsurance:

                                                         SIX MONTHS      SIX MONTHS          Year            Year
                                                           ENDED            ENDED           Ended           Ended
                                                        DECEMBER 31,       JUNE 30,      December 31,    December 31,
                                                            2004            2004             2003            2002
                                                        -----------     -------------   -------------   -------------
                                                        (SUCCESSOR)     (PREDECESSOR)   (PREDECESSOR)   (PREDECESSOR)
                                                                                (IN MILLIONS)
Direct premiums.......................................  $     439.6     $     409.0      $     840.1     $     816.7
Reinsurance assumed...................................          8.7             -                8.0             7.2
Reinsurance ceded.....................................        (79.0)          (62.1)          (124.4)         (118.5)
                                                        -----------     -----------      -----------     -----------
Premiums..............................................  $     369.3     $     346.9      $     723.7     $     705.4
                                                        ===========     ===========      ===========     ===========

Universal Life and Investment-type Product  Policy
   Fee Income Ceded...................................  $      29.3     $      19.5      $      38.0     $      34.5
                                                        ===========     ===========      ===========     ===========
Policyholders' Benefits Ceded.........................  $      84.8     $      56.5      $     150.5     $     129.0
                                                        ===========     ===========      ===========     ===========
Interest Credited to Policyholders' Account Balances
   Ceded..............................................  $       1.2     $       1.1      $       2.4     $       2.9
                                                        ===========     ===========      ===========     ===========

17)   EMPLOYEE BENEFIT PLANS

      The Company has a qualified pension plan covering substantially all of MONY Life's salaried employees. The provisions of the plan provide both
      (a) defined benefit accruals based on: (i) years of service, (ii) the employee's final average annual compensation and (iii) wage bases or benefits under Social Security, and (b) defined contribution accruals based on a Company matching contribution equal to 100% of the employee's elective deferrals under the incentive savings plan for employees up to 3% of the employee's eligible compensation and an additional 2% of eligible compensation for each active participant. Effective June 15, 1999, prospective defined contribution accruals in the defined benefit plan ceased and were redirected to the Investment Plan Supplement for Employees of MONY Life. The Company did not make any contribution in the current or prior year under Section 404 of the Internal Revenue Code ("IRC") because the plan was fully funded under Section 412 of the IRC. MONY Life uses a December 31 measurement date for its pension plans and other postretirement benefits.

      During 2002, the Company amended its Qualified Pension plan, which increased certain benefit liabilities payable thereunder. The amendment resulted in an increase of $3.7 million in the plan's projected benefit obligation.

      The assets of the qualified pension plan are primarily invested in MONY Pooled Accounts which include common stock, real estate, and public and private fixed maturity securities. At December 31, 2004 and 2003, $311.6 million and $312.0 million, respectively, were invested in the MONY Pooled Accounts. Benefits of $16.6 million, $15.5 million, $34.0 million and $30.2 million were paid by this plan for the six months ended December 31, 2004, the six months ended June 30, 2004, and full years 2003 and 2002, respectively.

      MONY Life also sponsors a non-qualified employee excess pension plan, which provides both defined benefits and defined contribution accruals in excess of Internal Revenue Service ("IRS") limits to certain employees. The benefits are based on years of service and the employee's final average annual compensation. Pension benefits are paid from the Company's general account.

      Components of net periodic expense (credit) for the Company's qualified and non-qualified plans were as follows:

                                                         SIX MONTHS      SIX MONTHS
                                                            ENDED           ENDED          Year Ended          Year Ended
                                                         DECEMBER 31,      JUNE 30,        December 31,        December 31,
                                                            2004            2004               2003                2002
                                                         ------------    -------------    -------------       -------------
                                                         (SUCCESSOR)     (PREDECESSOR)    (PREDECESSOR)       (PREDECESSOR)
                                                                                   (IN MILLIONS)

Service cost..........................................  $        4.6     $        4.1    $         6.9       $        5.9
Interest cost on projected benefit obligations........          14.0             12.7             27.8               29.2
Expected return on assets ............................         (16.3)           (15.1)           (26.9)             (39.8)
Recognized net actuarial loss/(gain) .................             -              6.5             17.2                4.6
                                                        ------------     ------------    -------------       ------------
Net Periodic Pension Expense .........................  $        2.3     $        8.2    $        25.0       $       (0.1)
                                                        ============     ============    =============       ============


      The projected benefit obligations under the Company's qualified and non-qualified plans were comprised of:

                                                                                    DECEMBER 31,
                                                                               2004             2003
                                                                           -----------      -------------
                                                                           (SUCCESSOR)      (PREDECESSOR)
                                                                                  (IN MILLIONS)

Projected benefit obligations, beginning of year.........................   $    451.5       $    431.4
Service cost ............................................................          8.7              6.9
Interest cost ...........................................................         26.7             27.8
Actuarial losses ........................................................         35.1             29.5
Benefits paid ...........................................................        (36.5)           (44.1)
                                                                            ----------       ----------
Projected Benefit Obligations, End of Year ..............................   $    485.5       $    451.5
                                                                            ==========       ==========

      The change in plan assets and the funded status of the Company's qualified pension plan was as follows:

                                                                          SIX MONTHS      SIX MONTHS        Year
                                                                             ENDED           ENDED          Ended
                                                                         DECEMBER 31,      JUNE 30,      December 31,
                                                                             2004            2004           2003
                                                                         ------------   -------------  -------------
                                                                         (SUCCESSOR)    (PREDECESSOR)  (PREDECESSOR)
                                                                                        (IN MILLIONS)

Plan assets at fair value, beginning of period .........................  $  389.1       $  387.6       $  354.9
Actual return on plan assets ...........................................      30.6           18.2           68.2
Contributions ..........................................................       --             --            10.2
Benefits paid and fees .................................................     (17.6)         (16.7)         (45.7)
                                                                          --------       --------       --------
Plan assets at fair value, end of period ...............................     402.1          389.1          387.6
Projected benefit obligations ..........................................     485.5          455.3          451.5
                                                                          --------       --------       --------
Underfunding of plan assets over projected benefit obligations .........     (83.4)         (66.2)         (63.9)
Unrecognized prior service cost ........................................       --             --             2.2
Unrecognized net loss from past experience different from that assumed .      16.7            --           149.0
Unrecognized net asset at transition ...................................       --             --             1.0
                                                                          --------       --------       --------
(Accrued)/Prepaid Pension Cost, Net ....................................  $  (66.7)      $  (66.2)      $   88.3
                                                                          ========       ========       ========

      The prepaid pension cost for pension plans with assets in excess of projected benefit obligations was $0.0 million and $132.5 million and the accrued liability for pension plans with accumulated benefit obligations in excess of plan assets was $4.6 million and $0.0 million at December 31, 2004 and 2003, respectively.

      The following table discloses the estimated fair value of plan assets and the percentage of estimated fair value to total plan assets for the qualified plan of the Company.

                                                                                       DECEMBER 31,
                                                                  ----------------------------------------------------------
                                                                          2004                              2003
                                                                       -----------                     -------------
                                                                       (SUCCESSOR)                     (PREDECESSOR)
                                                                                     (IN MILLIONS)
                                                                        ESTIMATED                      Estimated
                                                                       FAIR VALUE           %          Fair Value      %
                                                                  ----------------------- ------  ------------------ -------

         Corporate and government debt securities...............  $       109.0            27.1   $      112.4        29.0
         Equity securities......................................          288.3            71.7          238.3        61.5
         Equity real estate ....................................            -               -             15.5         4.0
         Cash and cash equivalents..............................            4.8             1.2           21.4         5.5
                                                                  -----------------------         ------------------
         Total Plan Assets......................................  $       402.1                   $      387.6
                                                                  =======================         ==================

      The primary investment objective of the Company's qualified plan is to maximize return on assets, giving consideration to prudent risk. Strategy with respect to asset mix is designed to meet, and, if possible, exceed the long-term rate-of-return assumptions for benefit obligations. The asset allocation is designed with a long-term investment horizon, based on target investment of 65% equities, 25% fixed income and 10% real estate. Emphasis is given to equity investments, given their high expected rate of return. Fixed income investments are included to provide less volatile return. Real Estate investments offer diversity to the total portfolio and long-term inflation protection.

      A secondary investment objective of the Company's qualified plan is to minimize variation in annual net periodic pension cost over the long term and to fund as much of the future liability growth as practical. Specifically, a reasonable total rate of return is defined as income plus realized and unrealized capital gains and losses such that the growth in projected benefit obligation is less than the return on investments plus contributions.

      The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the combined twelve months ended December 31, 2004 and the year ended December 31, 2003.

                                                                                             2004               2003
                                                                                             ----               ----
          Discount rate:
            Benefit obligation...............................................               5.75%               6.1%
            Periodic cost....................................................               6.25%                --
          Rate of compensation increase:
            Benefit obligation and periodic cost (1).........................               5.75%                --
          Expected long-term rate of return on plan assets (periodic cost)...               8.5%                8.0%

-----------------
      (1) For MONY Life, no benefits bearing incentive compensation was assumed for 2003. Otherwise, benefits bearing compensation was assumed to increase by 4% for all participants eligible for incentive compensation and by 5% for all others.

      As noted above, the qualified pension plan's target asset allocation is 65% equities, 25% fixed maturities, and 10% real estate. Management reviewed the historical investment returns and the future expectations for returns from these asset classes to conclude that a long-term rate of return of 8.5% is reasonable.

      The Company also has a qualified money purchase pension plan covering substantially all career field underwriters. Company contributions of 5% of earnings plus an additional 2% of such earnings in excess of the social security wage base are made each year. At December 31, 2004 and 2003, the fair value of plan assets was $195.3 million and $188.2 million, respectively. For the six months ended December 31, 2004, the six months ended June 30, 2004, and full years 2003 and 2002, the Company contributed $0.4 million, $1.0 million, $2.2 million and $2.8 million to the plan, respectively, which amounts are reflected in "other operating costs and expenses" in the Company's consolidated statement of operations.

      The Company has a non-qualified defined contribution plan, which is unfunded. The non-qualified defined contribution plan projected benefit obligation, which equaled the accumulated benefit obligation, was $50.6 million and $61.2 million as of December 31, 2004 and 2003, respectively. The non-qualified defined contribution plan's net periodic expense was $3.2 million,

      $2.8 million, $11.1 million and $(2.7) million for the six months ended December 31, 2004, the six month ended June 30, 2004 and full years 2003 and 2002, respectively.

      The Company also has incentive savings plans in which substantially all employees and career field underwriters of MONY Life are eligible to participate. The Company matches field underwriter contributions up to 2% of eligible compensation and may also make an additional profit sharing contribution for non-officer employees. As with the employee excess plan, the Company also sponsors non-qualified excess defined contribution plans for both the field underwriter retirement plan and the incentive savings plan for field underwriters of MONY Life. The Company also sponsors several other 401(k) plans for its smaller subsidiaries which the Company considers immaterial.

      The Company provides certain health care and life insurance benefits for retired employees and field underwriters of MONY Life. Assumed health care cost trend rates typically have a significant effect on the amounts reported for health care plans, however, under the Company's postretirement healthcare plan, there is a per capita limit on the Company's healthcare costs. As a result, a one-percentage point change in the assumed healthcare cost trend rates would have an immaterial effect on amounts reported.

      Components of the Company's net postretirement benefits costs follow:

                                                              SIX MONTHS      SIX MONTHS
                                                                ENDED           ENDED        Year Ended     Year Ended
                                                             DECEMBER 31,      JUNE 30,     December 31,   December 31,
                                                                 2004            2004           2003            2002
                                                             ------------   -------------   -------------  -------------
                                                             (SUCCESSOR)    (PREDECESSOR)   (PREDECESSOR)  (PREDECESSOR)
                                                                                   (IN MILLIONS)

Service cost ..............................................   $      0.9      $      0.9     $    1.7       $    1.5
Interest cost on projected benefit obligations ............          3.1             3.0          6.4            6.7
Expected return on assets .................................           --              --           --             --
Net amortization and deferrals ............................           --             1.4          3.0            3.0
Recognized net actuarial loss/(gain) ......................           --              --          0.1             --
                                                              ----------      ----------     --------      ---------
Net Periodic Pension Expense ..............................   $      4.0      $      5.3     $   11.2      $    11.2
                                                              ==========      ==========     ========      =========


      The following table sets forth the postretirement benefits plan's status, reconciled to amounts recognized in the Company's financial statements:

                                                                   SIX MONTHS     SIX MONTHS        Year
                                                                      ENDED          ENDED          Ended
                                                                  DECEMBER 31,     JUNE 30,     December 31,
                                                                      2004           2004           2003
                                                                  ------------   -------------  -------------
                                                                  (SUCCESSOR )   (PREDECESSOR)  (PREDECESSOR)
                                                                                 (IN MILLIONS)

Accumulated postretirement benefits obligation, beginning of
  period .......................................................  $     103.2    $     106.9      $      102.1
Service cost ...................................................          0.9            0.9               1.7
Interest cost ..................................................          3.1            3.1               6.4
Benefits paid ..................................................         (3.5)          (5.8)             (7.7)
Actuarial losses ...............................................          6.0           (1.9)              4.4
                                                                  -----------    -----------      ------------
Accumulated postretirement benefits obligation, end of period ..        109.7          103.2             106.9
Unrecognized prior service cost ................................          --               -               0.6
Unrecognized transition obligation .............................          --               -             (27.5)
Unrecognized net loss from past experience different from that
  assumed and from changes in assumptions ......................         (6.5)             -             (16.3)
                                                                  -----------    -----------      ------------
Accrued Postretirement Benefits Cost ...........................  $     103.2    $     103.2      $       63.7
                                                                  ===========    ===========      ============

      The following table discloses the weighted-average assumptions used to measure the Company's postretirement benefit obligation and related net periodic cost at and for the combined twelve months ended December 31, 2004 and the year ended December 31, 2003.

                                                                          2004               2003
                                                                          ----               ----
          Discount rate:
            Benefit obligation..................................         5.75%               6.1%
            Periodic cost.......................................         6.25%               5.0%

      In 1993 the Company announced a limit on the amount that would be contributed toward retiree healthcare. The Company's limit was reached in 2002. As a result, no future health care cost trend rate was assumed in measuring any postretirement benefit obligation or related cost at and for the years ended December 31, 2004 and 2003, except for the Company's dental plan, for which an assumed medical cost trend rate of 5% was applied. Therefore an increase or decrease of 1% in the health care cost trend rate has no material impact on either the service or interest components of net periodic postretirement benefit costs or on the related accumulated postretirement benefit obligation.

      The following table sets forth an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2005, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2004 and include benefits attributable to estimated future employee service.

                                                       PENSION BENEFITS       OTHER BENEFITS
                                                      ------------------     ----------------
                                                                   (IN MILLIONS)

                            2005......................  $      24.4            $        7.4
                            2006......................  $      24.8            $        7.5
                            2007......................  $      25.2            $        7.6
                            2008......................  $      25.6            $        7.7
                            2009......................  $      26.2            $        7.8
                            Years 2010 - 2014.........  $     147.0            $       39.4



      On December 8, 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the "Act") was signed into law. The Act introduces a prescription drug benefit under Medicare Part D as well as a Federal subsidy to employers who provide an "actuarial equivalent" prescription drug benefit to employees. The requirements under the Act are not expected to have a material impact on the Company's results of operations and financial position.

18)   FAIR VALUE OF FINANCIAL INSTRUMENTS

      The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

      Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market values of off-balance-sheet financial instruments were not material at December 31, 2004 and 2003.

      Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

      Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

      The estimated fair values for the Company's supplementary contracts not involving life contingencies ("SCNILC") and certain annuities, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

      The fair values for single premium deferred annuities, included in policyholders' account balances, are estimated as the discounted value of projected account values. Current account values are projected to the time of the next crediting rate review at the current crediting rates and are projected beyond that date at the greater of current estimated market rates offered on new policies or the guaranteed minimum crediting rate. Expected cash flows and projected account values are discounted back to the present at the current estimated market rates.

      Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates.

      The carrying values and estimated fair values for financial instruments not previously disclosed in Notes 4 and 11 are presented below:

                                                                           DECEMBER 31,
                                                --------------------------------------------------------------------
                                                              2004                               2003
                                                ---------------------------------  ---------------------------------
                                                          (SUCCESSOR)                      (PREDECESSOR)
                                                   CARRYING        ESTIMATED         Carrying          Estimated
                                                    VALUE          FAIR VALUE          Value           Fair Value
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)
        Consolidated MONY Life:
        Mortgage loans on real estate..........  $    1,777.9     $     1,815.5     $     1,782.4     $    1,926.9
        Other limited partnership interests....         154.8             154.8             177.6            177.6
        Policy loans...........................       1,136.6           1,192.0           1,180.0          1,246.4
        Policyholders liabilities:
           Investment contracts................       1,785.6           1,776.2           1,727.4          1,701.1
        Long-term debt.........................         216.9             218.1             216.9            217.8
        Closed Block:
        Mortgage loans on real estate..........  $      592.5     $       612.7     $       593.6     $      647.5
        Policy loans...........................       1,025.0           1,062.6           1,078.0          1,126.1



19)   COMMITMENTS AND CONTINGENT LIABILITIES

      In addition to its debt and lease commitments discussed in Notes 11 and 21, from time to time, the Company has provided certain guarantees or commitments to affiliates, investors and others. At December 31, 2004, these arrangements include commitments by the Company, to provide equity financing of $65.1 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

      The Company had $0.6 million of undrawn letters of credit related to reinsurance at December 31, 2004. The Company had $86.3 million in commitments under existing mortgage loan agreements at December 31, 2004.

20)   LITIGATION

      (i)Since 1995 a number of purported class actions have been commenced in various state and federal courts against MONY Life and MLOA alleging that they engaged in deceptive sales practices in connection with the sale of whole and universal life insurance policies from the early 1980s through the mid 1990s. Although the claims asserted in each case are not identical, they seek substantially the same relief under essentially the same theories of recovery (i.e., breach of contract, fraud, negligent misrepresentation, negligent supervision and training, breach of fiduciary duty, unjust enrichment and/or violation of state insurance and/or deceptive business practice laws). Plaintiffs in these cases seek primarily equitable relief (e.g., reformation, an accounting, specific performance, mandatory injunctive relief prohibiting MONY Life and MLOA from canceling policies for failure to make required premium payments, imposition of a constructive trust and/or creation of a claims resolution facility to adjudicate any individual issues remaining after resolution of all class-wide issues) as opposed to compensatory damages, although they also seek compensatory damages in unspecified amounts. MONY Life and MLOA have answered the complaints in each action (except for one being voluntarily held in abeyance). MONY Life and MLOA have denied any wrongdoing and have asserted numerous affirmative defenses.

      In June 1996, the New York State Supreme Court certified one of those cases, Goshen v. The Mutual Life Insurance Company of New York and MONY Life Insurance Company of America (now known as DeFillippo, et al. v. The Mutual Life Insurance Company of New York and MONY Life Company of America), a class action filed as a nationwide class consisting of all persons or entities who have, or at the time of the policy's termination had, an ownership interest in a whole or universal life insurance policy issued by MONY Life and MLOA and sold on an alleged "vanishing premium" basis during the period January 1, 1982 to December 31, 1995. In March 1997, MONY Life and MLOA filed a motion to dismiss or, alternatively, for summary judgment on all counts of the complaint. In October 1997, the New York State Supreme Court granted MONY Life's and MLOA's motion for summary judgment and dismissed all claims filed in the Goshen case against MONY Life and MLOA. In December 1999, the New York State Court of Appeals affirmed the dismissal of all but one of the claims in the Goshen case (a claim under the New York General Business Law ("GBL"), which was remanded back to the New York State Supreme Court for further proceedings consistent with the opinion. The New York State Supreme Court subsequently reaffirmed that, for purposes of the remaining New York GBL claim, only New York purchasers could proceed with such claims. In July 2002, the New York Court of Appeals affirmed the New York State Supreme Court's decision holding that only New York purchasers could assert GBL ss.349 claims (New York's Consumer Protection Statute). In September 2002 in light of the New York Court of Appeals' decision, MONY Life and MLOA filed a motion to decertify the class with respect to the sole remaining claim in the case. By orders entered in April and May 2003, the New York State Supreme Court denied preliminarily the motion for decertification, but held the issue of decertification in abeyance pending appeals by plaintiffs in related cases and a hearing on whether the class, or a modified class, could satisfy the requirements of the class action statute in New York. In December 2004, the Appellate Division, First Department unanimously reversed the denial of MONY Life's motion for decertification, and ordered decertification of the class with respect to the sole remaining GBL claim. In March 2005, the Appellate Division denied plaintiffs' motion for reargument or, alternatively, for leave to appeal that decision to the Court of Appeals.

      With the exception of one putative class action currently pending in the Eastern District of Michigan (Stockler v. MONY Life Insurance Company of America), all other putative class actions have been consolidated and transferred by the Judicial Panel on Multidistrict Litigation to the United States District Court for the District of Massachusetts. While most of the cases before the District Court have been held in abeyance pending the outcome in Goshen, in June 2003, the Court granted plaintiffs in two of the constituent cases (the McLean and Snipes cases) leave to amend their complaints to delete all class action claims and allegations other than (in the case of McLean) those predicated on alleged violations of the Massachusetts and Illinois consumer protection statutes. In November 2003, the Court in McLean entered an order granting defendants' motion for summary judgment on res judicata grounds as to the individual claims of the proposed class representatives of the putative statewide class comprised of Massachusetts purchasers, but denied the motion on statute of limitations grounds as to the individual claims of the proposed class representatives of the putative state wide class of Illinois purchasers. An agreement in principle has been reached to settle the claims of the individual Illinois plaintiffs which, if consummated, will result in the dismissal of their claims under the Illinois consumer protection statute.

      (ii) In January 2004 and March 2004, lawsuits entitled Davis v. MLOA, MONY Life and Dearing and Profit v. MLOA, MONY Life, and Dearing , respectively, were filed by the same counsel in Mississippi alleging fraud in connection with the sale of certain life policies. In April 2004, MONY Life removed these cases to Federal Court on diversity and ERISA grounds and moved to have them consolidated. Plaintiffs' counsel opposed the motion to consolidate and filed a motion for remand-based discovery. Both motions were granted. An agreement in principle has been reached to settle these and other related claims. Additionally, there are other potential claimants in Mississippi, who have raised concerns about certain MONY life insurance policies.

      (iii) The ten similar and previously disclosed putative class action lawsuits, arising out of the Holding Company's acquisition of MONY, and filed between September and October 2003, against the Holding Company (and in some cases AIMA Acquisition Co., a wholly owned subsidiary of AXA Financial ("AIMA")), MONY and MONY's directors in the Court of Chancery of the State of Delaware in and for New Castle County, entitled Beakovitz v. AXA Financial, Inc., et al.; Belodoff v. The MONY Group Inc., et al.; Brian v. The MONY Group Inc. et al.; Bricklayers Local 8 and Plasterers Local 233 Pension Fund v. The MONY Group, Inc., et al.; Cantor v. The MONY Group, Inc., et al.; E.M. Capital, Inc. v. The MONY Group, Inc., et al.; Garrett v. The MONY Group, Inc., et al.; Lebedda v. The MONY Group, Inc., et al.; Martin v. Roth, et al.; and Muskal v. The MONY Group, Inc., et al. (collectively, the "MONY Stockholder Litigation") have been settled and dismissed with prejudice. The Company's management does not believe the outcome of this matter will have a material impact on the Company's consolidated financial position or results of operations.

      Related to the MONY Stockholder Litigation, the Holding Company, MONY and MONY's directors were named in two putative class action lawsuits filed in New York State Supreme Court in Manhattan, entitled Laufer v. The MONY Group, Inc., et al. and North Border Investments v. Barrett, et al. A stipulation of discontinuance for the North Border action was filed with the New York State Supreme Court in November, 2004.

      The previously disclosed lawsuit entitled The MONY Group Inc. v. Highfields Capital Management LP, Longleaf Partners Small-Cap Fund and Southeastern Asset Management, has been settled and dismissed without prejudice. The Company's management does not believe the outcome of this matter will have a material impact on the Company's consolidated financial position or results of operations.

      (iv) In December 2003, Enron Corp., by its Bankruptcy Trustee commenced an action entitled Enron Corp. v. J.P. Morgan Securities, Inc., et al. against MONY Life and 119 other corporate defendants regarding alleged preferential transfers pertaining to the early payment or redemption by Enron of its short-term commercial paper held by MONY and the other corporate entities. In February 2004, MONY and all co-defendants moved to dismiss the complaint. In September 2004, oral argument was heard on the motions to dismiss. The motions are still pending a decision by the Court.

                                   ----------

      Although the outcome of litigation generally cannot be predicted with certainty, management believes that the ultimate resolution of the litigations described above should not have a material adverse effect on the financial position of the Company. Except as noted above, management cannot make an estimate of loss, if any, or predict whether or not any of such other litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

      In addition to the matters previously reported and those described above, MLOA is involved in various legal actions and proceedings in connection with its business. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

21)   LEASES

      The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under noncancelable operating leases for 2005 and the four successive years are $26.5 million, $24.8 million, $23.0 million, $21.6 million, $11.6 million and $75.4 million thereafter. Minimum future sublease rental income on these noncancelable operating leases for 2005 and the four successive years is $4.6 million, $4.3 million, $3.6 million, $3.2 million, $0.8 million and $5.6 million thereafter.

      At December 31, 2004, the minimum future rental income on noncancelable operating leases for wholly owned investments in real estate for 2005 and the four successive years is $5.5 million, $3.8 million, $0.6 million, $0.5 million, $0.5 million and $3.8 million thereafter.

22)   STATUTORY FINANCIAL INFORMATION

      MONY Life is restricted as to the amounts it may pay as dividends to MONY Holdings. Under New York Insurance Law, a domestic life insurer may without prior approval of the Superintendent, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would not permit MONY Life to pay any shareholder dividends during 2005. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution.

      For 2004, 2003 and 2002, the Company's statutory net (loss) gain was $(307.2) million, $45.9 million and $13.1 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $911.4 million and $1,072.5 million at December 31, 2004 and 2003, respectively. In 2004, 2003 and 2002, respectively, dividends of $33.0 million, $25.0 million and $90.0 million were paid by MONY Life.

      At December 31, 2004, the Company, in accordance with various government and state regulations, had $7.7 million of securities deposited with such government or state agencies.

      At December 31, 2004 and for the year then ended, there was no difference in net income resulting from practices prescribed and permitted by the State of New York and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2004. At December 31, 2004 there was a difference in capital and surplus of $12.3 million resulting from practices prescribed and permitted by the State of New York and those prescribed by NAIC Accounting Practices and Procedures. The difference in capital and surplus relates to goodwill arising from the purchase of a subsidiary, controlled or affiliated entity, which is written off directly to surplus in the year it originates by New York domiciled companies. In NAIC Accounting Practices and Procedures, goodwill in amounts not exceeding 10% of an insurer's capital and surplus may be capitalized and all amounts of goodwill are amortized to unrealized gains and losses on investments over periods not to exceed 10 years.

      Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with provisions made for deferred amounts that reverse within one year while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in Alliance units under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) computer software development costs are capitalized under GAAP but expensed under SAP; (h) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under GAAP and (i) the fair valuing of all acquired assets and liabilities, including VOBA assets, required for GAAP purchase accounting but not for SAP.

23)   REORGANIZATION AND OTHER CHARGES

      During 2003, the Company recorded charges aggregating $5.8 million as part of the Company's continuing initiative to enhance operating efficiency and effectively allocate resources. These charges consisted of: (i) severance and related benefits of $1.1 million incurred in connection with the merger of MONY Asset Management, Inc.'s ("MAM") operations into Boston Advisors, a subsidiary of The Advest Group, Inc., and the resulting termination of certain employees of MONY Life that provided professional services to MAM pursuant to a service agreement between MAM and MONY Life;
      (ii) losses from the abandonment of leased offices of $1.3 million; (iii) losses from the abandonment of leased space in the Company's home office of $2.0 million; (iv) write-offs of unused furniture and equipment in certain abandoned agency offices of $1.3 million; and (v) moving and alteration costs incurred in connection with the consolidation of leased space in the Company's home office of $0.2 million. The severance actions were substantially completed during the fourth quarter of 2003. The reserves established for the abandonment of leased agency offices and leased space in the Company's home office are expected to run-off through 2008 and 2016, respectively. See Note 2 for information regarding the liabilities established in 2004 in connection with the acquisition of MONY by the Holding Company. All of the charges recorded in 2003 represented "costs associated with exit or disposal activities" as described in Statement of Financial Accounting Standard 146, Accounting for Costs Associated with Exit or Disposal Activities ("SFAS 146").

      During the fourth quarter of 2002, the Company recorded reorganization and other charges aggregating approximately $7.2 million as part of the Company's initiative to enhance operating efficiency, more effectively allocate resources and capital, and discontinue certain non-core operations. Of these charges, $7.2 million met the definition of "restructure charges" as defined by Emerging Issues Task Force Consensus 94-3, "Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity (including Certain Costs Incurred in a Restructuring)". The 2002 restructure charge consisted of severance and related benefits resulting from headcount reductions of 161 and 26 in the Company's home office and career agency system, respectively, as well as losses from the abandonment of certain leased offices and equipment. The remaining restructuring liabilities primarily relate to lease abandonment costs and are expected to run-off through 2007.

      The following table summarizes the components of the aforementioned charges recorded in 2003 and 2002, respectively.

                                                     Year Ended      Year Ended
                                                     December 31,    December 31,
                                                       2003 (1)        2002 (2)
                                                     ------------    ------------
                                                            (IN MILLIONS)
REORGANIZATION CHARGES:
Severance benefits and incentive compensation ......  $    1.1        $    6.1
Leased offices and equipment .......................       2.5             1.1
Lease abandonment and other ........................       2.2              --
                                                      --------        --------
TOTAL REORGANIZATION CHARGES BEFORE TAX               $    5.8        $    7.2
                                                      ========        ========
TOTAL REORGANIZATION CHARGES AFTER TAX                $    3.8        $    4.7
                                                      ========        ========


------------
(1) All of the reorganization charges recorded in 2003 were "costs associated with exit or disposal activities" as described in SFAS 146.
(2) All of the reorganization charges recorded in 2002 met the definition of "restructuring charges" as defined by EITF 94-3.

      Set forth below is certain information regarding the liability recorded in connection with the Company's restructuring actions, as well as the changes therein during the year ended December 31, 2003. Such liability is reflected in "other liabilities" on the Company's consolidated balance sheet.

                                                                                                          Total
                                                                                        Other         Restructuring
                                                                    Severance        Restructure         Charge
                                                                    Benefits           Charges          Liability
                                                               -----------------   ---------------   --------------
                                                                                     (IN MILLIONS)
PREDECESSOR BALANCE, DECEMBER 31, 2002........................ $             7.8   $           4.8   $         12.6
Charges.......................................................               1.1               4.7              5.8
Payments (1)..................................................              (7.3)             (5.5)           (12.8)
                                                                            (0.7)              --              (0.7)
                                                               -----------------   ---------------   --------------
Change in reserve estimates...................................               0.9               4.0              4.9
PREDECESSOR BALANCE, DECEMBER 31, 2003........................
Charges.......................................................               1.0               0.1              1.1
Payments......................................................              (0.9)             (1.6)            (2.5)
Change in reserve estimates...................................                --                --               --
                                                               -----------------   ---------------   --------------
                                                                             1.0               2.5              3.5
PREDECESSOR BALANCE, JUNE 30, 2004............................
Effect of push-down accounting of AXA Financial's
  purchase price on the Company's net assets..................                --              (1.2)            (1.2)
                                                               -----------------   ---------------   --------------
SUCCESSOR  BALANCE, JULY 1, 2004..............................               1.0               1.3              2.3
Charges.......................................................                --                --               --
Payments......................................................              (1.0)             (1.1)            (2.1)
Change in reserve estimates ..................................                --                --               --
                                                               -----------------   ---------------   --------------
SUCCESSOR BALANCE, DECEMBER 31, 2004.......................... $              --   $           0.2   $          0.2
                                                               =================   ===============   ==============


----------
(1) Payments in 2003 included the non-cash write-off of $1.3 million in unused equipment in certain abandoned leased offices.

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) THE FOLLOWING FINANCIAL STATEMENTS ARE INCLUDED IN PART B OF THE REGISTRATION STATEMENT:

     The financial statements of MONY Life Insurance Company and MONY Variable Account A are included in the Statement of Additional Information.

(b)  EXHIBITS

     (1) Certification of Resolution of Board of Directors of The Mutual Life Insurance Company of New York authorizing the establishment of MONY Variable Account A, adopted November 28, 1990. (4)

     (2)    Custody of Securities. Not applicable.

     (3)    (a) Underwriting Agreement among The Mutual Life Insurance Company of New York, MONY Securities Corporation, and MONY Series Fund, Inc., dated January 1, 1991. (5)

            (b) Form of selling agreement between underwriter and dealers
                (Broker-Dealer Supervisory and Sales Agreement). (9)

            (c) Form of commission schedule between underwriter and dealer. (9)

            (d) Wholesale Distribution Agreement between MONY Life Insurance
                Company and MONY Securities Corporation and AXA Distributors, LLC, et al. (12)

            (e) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC. (8)

            (f) Form of Wholesale Broker-Dealer Supervisory and Sales
                Agreement among [Broker-Dealer] and AXA Distributors, LLC. (6)

     (4)    (a) Form of Flexible Payment Variable Annuity Contract. (11)

            (b) Form of riders for Flexible Payment Variable Annuity Contract.
                (12)

     (5)    Form of application for Flexible Payment Variable Annuity
            Contract. (11)

     (6)    (a) Restated Charter of MONY Life Insurance Company (as Amended July
                22, 2004). (12)

            (b) By-Laws of MONY Life Insurance Company (as Amended July 22,
                2004). (12)

     (7) Form of Reinsurance Contract. Automatic Reinsurance Agreement between MONY Life Insurance Company and AXA Corporate Solutions Life Reinsurance Company. (12)

     (8) (a) Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc., MONY Life Insurance Company and MONY Securities Corporation. (7)
                (i) Form of Amendment dated April 30, 2003. (10)

            (b) Participation Agreement among The Alger American Fund, MONY
                Life Insurance Company and Fred Alger & Company, Incorporated.
                (7)
                (i) Form of Amendment dated May 1, 2003. (10)

            (c) Form of participation agreement for MONY Life Insurance Company and MONY Life Insurance Company of America with Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), and Dreyfus Investment Portfolios. (2)
                (i) Amendment dated May 15, 2002. (2)

            (d) Participation Agreement among EQ Advisors Trust, MONY Life
                Insurance Company, AXA Distributors, LLC and AXA Advisors, LLC.
                (12)

            (e) Participation Agreement among Franklin Templeton Variable
                Insurance Products Trust, Franklin Templeton Distributors, Inc., MONY Life Insurance Company, MONY Life Insurance Company of America and MONY Securities Corporation. (9)
                (i) Form of Amendment dated May 1, 2003. (10)

            (f) Participation Agreement among INVESCO Variable Investment
                Funds, Inc., MONY Life Insurance Company, INVESCO Funds Group, Inc. and INVESCO Distributors, Inc. (3)
                (i) Form of Amendment dated September 1, 2003. (10)

            (g) Participation Agreement between Janus Aspen Series Fund, Inc. and MONY Life Insurance Company. (2)
                 (i) Form of amendment dated September 1, 2003. (10)

            (h) Participation Agreement among Lord Abbett Series Fund, Inc., Lord Abbett Distributor LLC and MONY Life Insurance Company.
                 (3)

            (i) Participation Agreement among MFS Variable Insurance Trust, MONY Life Insurance Company and Massachusetts Financial Services Co. (3)
                 (i) Form of Amendment dated September 1, 2003. (10)

            (j) Participation Agreement among Morgan Stanley Dean Witter Universal Funds, Inc., Morgan Stanley Dean Witter Investment Management, Inc., Miller Anderson & Sherrerd LLP and MONY Life Insurance Company of America (3)
                 (i) Form of Amendment dated September 1, 2003. (10)

            (k) Participation Agreement among Oppenheimer Variable Account Funds, Oppenheimer, Inc., MONY Life Insurance Company. (7)
                 (i) Form of Amendment dated May 1, 2003. (10)

            (l) Participation Agreement between PBHG Insurance Series Fund and MONY Life Insurance Company. (3)
                 (i) Form of Amendment dated November 1, 2003. (10)

            (m) Participation Agreement among PIMCO Variable Insurance Trust, MONY Life Insurance Company and PIMCO Funds Distributors LLC.
                 (3)

            (n) Form of participation agreement for MONY Life Insurance Company with ProFunds and ProFund Advisors LLC. (10)
                 (i) Form of Amendment dated September 1, 2003. (10)

     (9) Opinion and Consent of Dodie Kent, MONY Life Insurance Company, as to the legality of the securities being registered. (12)

     (10)   (a)  Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm for MONY Life Insurance Company and MONY Variable Account A. (12)

            (b)  Powers of Attorney. (1)

(i) Power of Attorney for Christopher M. Condron, Chairman of the Board, President and Chief Executive Officer and Director
(ii) Power of Attorney for Stanley B. Tulin, Vice Chairman of the Board, Chief Financial Officer and Director
(iii) Power of Attorney for Alvin H. Fenichel, Senior Vice President and Controller
(iv)     Power of Attorney for Bruce W. Calvert, Director
(v)      Power of Attorney for Henri de Castries, Director
(vi)     Power of Attorney for Claus-Michael Dill, Director
(vii)    Power of Attorney for Denis Duverne, Director
(viii)   Power of Attorney for John C. Graves, Director
(ix)     Power of Attorney for Mary R. (Nina) Henderson, Director
(x)      Power of Attorney for James F. Higgins, Director
(xi)     Power of Attorney for W. Edwin Jarmain, Director
(xii)    Power of Attorney for Christina Johnson Wolff, Director
(xiii)   Power of Attorney for Scott D. Miller, Director
(xiv)    Power of Attorney for Joseph H. Moglia, Director
(xv)     Power of Attorney for Peter J. Tobin, Director


     (11) No financial statements have been omitted from Item 23.

     (12) Not applicable.

     (13) Schedule for Computation of Performance Calculations. Not applicable.

(1) Incorporated herein by reference to post-effective amendment No. 7 to the registration statement on Form N-4 (File No. 333-72714) filed on February 8, 2005.

(2) Incorporated herein by reference to post-effective amendment No. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

(3) Incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-4 (File No. 333-92320) filed on September 17, 2002.

(4) Incorporated herein by reference to post-effective amendment no. 2 to the registration statement on Form N-4 (File No. 333-92312) filed on June 3, 2003.

(5) Incorporated herein by reference to post-effective amendment no. 25 to the registration statement on Form N-1A (File No. 2-95501) filed on April 30, 2004.

(6) Incorporated herein by reference to Exhibit No. 3.(j) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

(7) Incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104156) filed on May 29, 2003.

(8) Incorporated herein by reference to Exhibit No. 3.(i) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

(9) Incorporated herein by reference to post-effective amendment no. 6 to the registration statement on Form N-4 (File No. 333-72632) filed on May 3, 2004.

(10) Incorporated herein by reference to post-effective amendment no. 6 to the registration statement on Form N-4 (File No. 333-72714) filed on May 3, 2004.

(11) Incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-4 (File No. 333-72714) filed on January 9, 2002.

(12)  Filed herewith.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

      *The business address for all officers and directors of MONY Life Insurance Company ("MONY") is 1290 Avenue of the Americas, New York, New York 10104.

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            MONY
----------------                            -------------

DIRECTORS

Bruce W. Calvert                            Director
Alliance Capital Management Corporation
1345 Avenue of the Americas
New York, NY 10105

Claus-Michael Dill                          Director
AXA Konzern AG
Colonia-Allee 10-20
D-51067 Cologne, Germany

Henri de Castries                           Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                               Director
AXA
25, Avenue Matignon
75008 Paris, France

John C. Graves                              Director
Graves Ventures, LLC
130 Fifth Avenue
New York, NY 10011

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            MONY
----------------                            ---------

Mary R. (Nina) Henderson                    Director
Henderson Advisory Consulting
425 East 86th Street
Apt 12-C
New York, NY 10028

W. Edwin Jarmain                            Director
Jarmain Group Inc.
77 King Street West
Toronto, M5K 1K2
Canada

James F. Higgins                            Director
Morgan Stanley
Harborside Financial Center
Plaza Two, Second Floor
Jersey City, NJ  07311

Christina M. Johnson                        Director
Christina Johnson and Associates
200 Railroad Avenue
Greenwich, CT 06830

Scott D. Miller                             Director
Six Sigma Academy
315 East Hopkins Street
Suite 401
Aspen, CO 81611

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            MONY
----------------                            ---------

Joseph H. Moglia                            Director
Ameritrade Holding Corporation
4211 South 102nd Street
Omaha, NE 68127

Peter J. Tobin                              Director
St. John's University
101 Murray Street
New York, NY 10007


OFFICER-DIRECTORS
-----------------

*Christopher M. Condron                     Chairman of the Board, President,
                                            Chief Executive Officer
                                            and Director

*Stanley B. Tulin                           Vice Chairman of the Board,
                                            Chief Financial Officer and Director

OTHER OFFICERS
--------------

*Leon Billis                                Executive Vice President
                                            and AXA Group Deputy
                                            Chief Information Officer

*Harvey Blitz                               Senior Vice President

*Kevin R. Byrne                             Senior Vice President,
                                            Chief Investment Officer
                                            and Treasurer

*Stuart L. Faust                            Senior Vice President and
                                            Deputy General Counsel

*Alvin H. Fenichel                          Senior Vice President and
                                            Controller

*Jennifer Blevins                           Executive Vice President

*Mary Beth Farrell                          Executive Vice President

*Jerald E. Hampton                          Executive Vice President

*Robert S. Jones, Jr.                       Executive Vice President

*Richard S. Dziadzio                        Executive Vice President

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            MONY
----------------                            ---------

*Paul J. Flora                              Senior Vice President and Auditor

*James D. Goodwin                           Senior Vice President

*Edward J. Hayes                            Senior Vice President

*Kevin E. Murray                            Executive Vice President and
                                            Chief Information Officer

*Anthony C. Pasquale                        Senior Vice President

*Pauline Sherman                            Senior Vice President, Secretary and
                                            Associate General Counsel

*Richard V. Silver                          Executive Vice President and
                                            General Counsel

*Naomi J. Weinstein                         Vice President

*Charles A. Marino                          Senior Vice President and Actuary

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

      No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of MONY Life Insurance Company.

AXA's Abbreviated AXA Organizational Chart and the AXA Organizational Chart are incorporated by reference to Exhibit 26 to Registration Statement (File No. 333-05593) on Form N-4 filed April 20, 2005.

ITEM 27. NUMBER OF CONTRACT OWNERS

      As of March 31, 2005 MONY Variable Account A had 5,957 owners of qualified Contracts and 4,198 owners of Non-Qualified Contracts.

ITEM 28. INDEMNIFICATION

         (a) Indemnification of Officers and Directors

         The by-laws of the MONY Life Insurance Company ("MONY") provide, in
Article VII, as follows:

             7.4  Indemnification of Directors, Officers and Employees.

             (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                    (i) Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate is or was a director, officer or employee of the Company shall be indemnified by the Company;

                   (ii) Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

                  (iii) the related expenses of any such person in any of said categories may be advanced by the Company.

             (b) To the extent permitted by the law of the State of New York, the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss.ss.721-726: Insurance Law ss.1216).

      The directors and officers of MONY Life Insurance Company are insured under policies issued by X.L. Insurance Company, ACE Insurance, Arch Insurance Company and Lloyd's of London. The annual limit on such policies is $150 million, and the policies insure officers and directors against certain liabilities arising out of their conduct in such capacities.

         (b) Indemnification of Principal Underwriter

          To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, MONY Securities Corporation, AXA Distributors, Inc. and AXA Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, Inc. and AXA Advisors, LLC.

         (c) Undertaking

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification for such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

      Effective June 6, 2005, MONY Securities Corporation ("MSC"), the current Principal Underwriter for MONY and MONY America Variable Accounts will be integrated with AXA Advisors, LLC ("AXA Advisors"), a Principal Underwriter of AXA Equitable and AXA Life and Annuity Company Variable Accounts, EQ Advisors Trust and AXA Premier VIP Trust. As of the effective date, AXA Advisors will become the Principal Underwriter for the above-mentioned Variable Accounts and the two Trusts. At that time, AXA Distributors, LLC, as described immediately below, will also become a principal underwriter for the above-mentioned Variable Accounts and trusts. Accordingly, information for Items 28 and 29 of this Part C is provided for MSC, AXA Advisors, and AXA Distributors.

      (a) AXA Advisors, LLC, and AXA Distributors, LLC, both affiliates of AXA Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America, are the principal underwriters for Separate Accounts A, 49 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY Variable Account A, MONY Variable Account L, MONY America Variable Account A and MONY America Variable Account L. In addition, AXA Advisors is the principal underwriter for AXA Equitable's Separate Accounts 45, 301 and I and MONY's Variable Account S and Keynote. The principal business address of AXA Advisors, LLC and AXA Distributors, LLC, is 1290 Avenue of the Americas, NY, NY 10104. MSC is the principal underwriter for MONY Variable Account A, L and S and for MONY America Variable Account A, L and S.

      (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.


(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA ADVISORS LLC)
----------------                      --------------------------------------
*Harvey E. Blitz                      Assistant Vice President and Director

*Jerald E. Hampton                    Director

*Robert S. Jones, Jr.                 Chairman of the Board and Director

*Ned Dane                             President and Director

*Richard Dziadzio                     Director

*Robert Wright                        Director

 Edward J. Hayes                      Executive Vice President
 200 Plaza Drive
 Secaucus, NJ  07096

 Stephen T. Burnthall                 Senior Vice President
 6435 Shiloh Road
 Suite A
 Alpharetta, GA  30005

 Janell Chan                          Senior Vice President
 10840 Ballantyne Commons Parkway
 Charlotte, North Carolina 28277

 James Goodwin                        Senior Vice President
 333 Thornall Street
 Edison, NJ 08837

 Jeffrey Green                        Senior Vice President
 4251 Crums Mill Road
 Harrisburg, PA 17112

*Kevin R. Byrne                       Senior Vice President and Treasurer

*Jill Cooley                          Chief Operating Officer and Director

*David Cerza                          First Vice President

*Donna M. Dazzo                       First Vice President

*Amy Franceschini                     First Vice  President

*Beth Andreozzi                       Vice President and Deputy General Counsel

*Peter Mastrantuono                   First Vice President

*Raymond T. Barry                     Vice President

*Michael Brzozowski                   Vice President

*Claire A. Comerford                  Vice President

*David Mahler                         Vice President and Compliance Officer

*Mark D. Godofsky                     Senior Vice President and Controller

*Janet Friedman                       Vice President

*Stuart Abrams                        Senior Vice President and General Counsel

*Patricia Roy                         Vice President and Chief Compliance
                                      Officer

*Linda J. Galasso                     Assistant Secretary

*Francesca Divone                     Secretary

*Michael Higgins                      Vice President

*Gary Gordon                          Vice President

 Gisela Jackson                       Vice President
 4251 Crums Mill Road
 Harrisburg, PA 17112

*Frank Massa                          Vice President

*Carolann Matthews                    Vice President

*Jose Montenegro                      Vice President

*Roger Pacheco                        Vice President

 Edna Russo                           Vice President
 333 Thornall Street
 Edison, NJ 08837

*Michael Ryniker                      Vice President

*Frank Acierno                        Assistant Vice President

*Ruth Shorter                         Assistant Vice President

*Richard Morin                        Assistant Vice President

*Irina Gyula                          Assistant Vice President

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA DISTRIBUTORS, LLC)
----------------                      --------------------------------------

Jerald Hampton                        Director and Chairman of the Board,
                                      President and Chief Executive Officer

Laura Pantaleo                        Director and Executive Vice President
                                      and Head of Strategic Business Development

James Muller                          Director, Executive Vice President and
                                      Chief Sales Director

Michael McDaniel                      Executive Vice President and National
                                      Sales Manager, Broker/Dealer

Michael Brandreit                     Executive Vice President and National
                                      Sales Manager, Financial Institutions

Megan Condron                         Senior Vice President and National
                                      Accounts Director, Broker/Dealer

Harry Johnson                         Senior Vice President

Jeff Herman                           Senior Vice President

Anthea Perkinson                      Senior Vice President and National
                                      Accounts Director, Financial Institutions

Nelida Garcia                         Senior Vice President

Daniel Roebuck                        Senior Vice President

Bryan Tutor                           Executive Vice President and Chief
                                      Administrative Officer

Kristin Brown                         Senior Vice President


(iii) Set forth below is certain information regarding the officers and directors of MSC. The business address of the persons whose names are preceded by an asterisk is 1290 Avenue of the Americas, New York, New York 10104.



NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (MONY SECURITIES CORPORATION)
----------------                      ---------------------------------------
*Robert Wright                        Director and Chairman of the Board

*Jill Cooley                          Director and Chief Operating Officer

*Edward H. (Ned) Dane                 Director and President

*Harvey E. Blitz                      Director

*Richard S. Dziadzio                  Director

*Jerald E. Hampton                    Director

*Robert S. Jones, Jr.                 Director

*Linda Galasso                        Vice President and Secretary

Robert L. Sansone                     Vice President
MONY Life Insurance Company
120 Madison Plaza
Syracuse, NY 13202

*Christopher M. Adirente              Vice President - Marketing

*Steven H. Saperstein                 Vice President - Marketing

*Maria Dunn                           Vice President

*Helena Chetakov                      Assistant Vice President

*Edward Gribbin                       Assistant Vice President

Tamara L. Bronson                     Treasurer
MONY Life Insurance Company
1 MONY Plaza
Syracuse, NY 13221

*Gerald Carroll                       Assistant Secretary



         (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

      Accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by MONY Life Insurance Company, in whole or in part, at its principal offices at 1290 Avenue of the Americas, New York, New York 10104 or at its Operations Center at 1 MONY Plaza, Syracuse, New York 13221.

ITEM 31. MANAGEMENT SERVICES

      Not applicable.

ITEM 32. UNDERTAKINGS

      (a) Registrant hereby undertakes to file post-effective amendments to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for as long as payments under the variable annuity contracts may be accepted;

      (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

      (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATIONS RELATING TO SECTION 26 OF THE INVESTMENT COMPANY ACT OF 1940

      Registrant and MONY Life Insurance Company represent that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by MONY Life Insurance Company.

                                   SIGNATURES



     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 22nd day of April, 2005.




                                  MONY Variable Account A of
                                  MONY Life Insurance Company
                                          (Registrant)

                                  By: MONY Life Insurance Company
                                          (Depositor)


                                  By: /s/ Dodie Kent
                                     ---------------------
                                  Dodie Kent
                                  Vice President and Counsel
                                  MONY Life Insurance Company

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 22nd day of April, 2005.




                                MONY Life Insurance Company
                                       (Depositor)


                                By: /s/ Dodie Kent
                                   ---------------------------------
                                   Dodie Kent
                                   Vice President and Counsel
                                   MONY Life Insurance Company



         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                          Vice Chairman of the Board
                                           Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert            John C. Graves                Scott D. Miller
Christopher M. Condron      Mary R. (Nina) Henderson      Joseph H. Moglia
Henri de Castries           James F. Higgins              Peter J. Tobin
Claus-Michael Dill          W. Edwin Jarmain              Stanley B. Tulin
Denis Duverne               Christina Johnson Wolff







*By: /s/ Dodie Kent
     ------------------------
         Dodie Kent
         Attorney-in-Fact

April 22, 2005

                                  EXHIBIT INDEX

EXHIBIT
NO.         DESCRIPTION                                              TAG VALUES
--------    -----------------------------------------------          -----------
(3)(d)      Wholesale Distribution Agreement between                 EX-99.3d
            MONY Life Insurance
            Company and MONY Securities Corporation and AXA
            Distributors, LLC, et al.
(4)(b)      Form of riders for Flexible Payment Variable             EX-99.4b
            Annuity Contract.
(6)(a)      Restated Charter of MONY Life Insurance Company          EX-99.6a
            (as Amended July 22, 2004).
(6)(b)      By-Laws of MONY Life Insurance Company (as               EX-99.6b
            Amended July 22, 2004).
(7)         Automatic Reinsurance Agreement between MONY             EX-99.7
            Life Insurance Company and AXA Corporate
            Solutions Life Reinsurance Company.
(8)(d)      Participation Agreement among EQ Advisors Trust,         EX-99.8d
            MONY Life Insurance Company, AXA Distributors,
            LLC and AXA Advisors, LLC.
(9)         Opinion and Consent of Dodie Kent                        EX-99.9
(10)(a)     Consent of PricewaterhouseCoopers LLP,                   EX-99.10a
            independent registered public accounting firm